As filed with the Securities and Exchange Commission on September 3, 2025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip Code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2025

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica Janus Balanced VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Janus Balanced VP (the "Portfolio") seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$880,521,426
Number of Portfolio Holdings	672
Portfolio Turnover Rate	40%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.7%
U.S. Government Obligations	10.8
Corporate Debt Securities	10.3
U.S. Government Agency Obligations	8.4
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Repurchase Agreements	0.7
Loan Assignments	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.4%
Microsoft Corp.	5.2
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.8
Amazon.com, Inc.	2.9
U.S. Treasury Notes, 4.00%, 05/31/2030	2.6
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.6
Alphabet, Inc., Class C	2.3
Apple, Inc.	2.2
Mastercard, Inc., Class A	2.2
Meta Platforms, Inc., Class A	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Balanced VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Janus Balanced VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Janus Balanced VP (the "Portfolio") seeks long-term capital growth, consistent with preservation of capital and balanced by current income. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$880,521,426
Number of Portfolio Holdings	672
Portfolio Turnover Rate	40%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	57.7%
U.S. Government Obligations	10.8
Corporate Debt Securities	10.3
U.S. Government Agency Obligations	8.4
Mortgage-Backed Securities	6.6
Asset-Backed Securities	4.8
Repurchase Agreements	0.7
Loan Assignments	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.4%
Microsoft Corp.	5.2
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.8
Amazon.com, Inc.	2.9
U.S. Treasury Notes, 4.00%, 05/31/2030	2.6
U.S. Treasury Bonds, 5.00%, 05/15/2045	2.6
Alphabet, Inc., Class C	2.3
Apple, Inc.	2.2
Mastercard, Inc., Class A	2.2
Meta Platforms, Inc., Class A	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica Janus Mid-Cap Growth VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$915,231,942
Number of Portfolio Holdings	80
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Industrials	25.3
Health Care	13.9
Financials	12.9
Consumer Discretionary	7.5
Utilities	4.6
Real Estate	3.0
Communication Services	2.9
Materials	1.6
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	1.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.9%
Intact Financial Corp.	3.6
SS&C Technologies Holdings, Inc.	3.4
Flex Ltd.	3.3
Ferguson Enterprises, Inc.	2.7
AppLovin Corp., Class A	2.6
Boston Scientific Corp.	2.6
LPL Financial Holdings, Inc.	2.4
Liberty Media Corp. - Liberty Formula One, Class C	2.4
Teledyne Technologies, Inc.	2.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Mid-Cap Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Janus Mid-Cap Growth VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Janus Mid-Cap Growth VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$915,231,942
Number of Portfolio Holdings	80
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.9%
Industrials	25.3
Health Care	13.9
Financials	12.9
Consumer Discretionary	7.5
Utilities	4.6
Real Estate	3.0
Communication Services	2.9
Materials	1.6
Consumer Staples	0.6
Energy	0.4
Repurchase Agreements	1.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Janus Mid-Cap Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.9%
Intact Financial Corp.	3.6
SS&C Technologies Holdings, Inc.	3.4
Flex Ltd.	3.3
Ferguson Enterprises, Inc.	2.7
AppLovin Corp., Class A	2.6
Boston Scientific Corp.	2.6
LPL Financial Holdings, Inc.	2.4
Liberty Media Corp. - Liberty Formula One, Class C	2.4
Teledyne Technologies, Inc.	2.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Janus Mid-Cap Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.18%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$736,214,199
Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	33.6%
U.S. Equity Funds	28.1
International Mixed Allocation Funds	22.9
International Equity Funds	11.7
U.S. Government Obligation	1.5
International Alternative Fund	1.2
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	22.9%
Transamerica Core Bond, Class I2	17.5
Transamerica WMC US Growth VP, Initial Class	14.0
Transamerica High Yield Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	8.3
Transamerica Long Credit, Class I2	5.7
Transamerica JPMorgan Enhanced Index VP, Initial Class	5.7
Transamerica International Focus, Class I2	3.6
Transamerica International Equity, Class I2	3.2
Transamerica International Small Cap Value, Class I2	2.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Conservative VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.43%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$736,214,199
Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	33.6%
U.S. Equity Funds	28.1
International Mixed Allocation Funds	22.9
International Equity Funds	11.7
U.S. Government Obligation	1.5
International Alternative Fund	1.2
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	22.9%
Transamerica Core Bond, Class I2	17.5
Transamerica WMC US Growth VP, Initial Class	14.0
Transamerica High Yield Bond, Class I2	9.1
Transamerica Large Cap Value, Class I2	8.3
Transamerica Long Credit, Class I2	5.7
Transamerica JPMorgan Enhanced Index VP, Initial Class	5.7
Transamerica International Focus, Class I2	3.6
Transamerica International Equity, Class I2	3.2
Transamerica International Small Cap Value, Class I2	2.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Conservative VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Growth VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Growth VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$1,082,880,989
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	64.8%
International Equity Funds	23.1
U.S. Fixed Income Funds	8.8
U.S. Government Obligation	2.1
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	36.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Focus, Class I2	7.9
Transamerica International Equity, Class I2	7.2
Transamerica Aegon High Yield Bond VP, Initial Class	6.2
Transamerica International Small Cap Value, Class I2	5.5
Transamerica Floating Rate, Class I2	2.6
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Growth VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Growth VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$1,082,880,989
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	64.8%
International Equity Funds	23.1
U.S. Fixed Income Funds	8.8
U.S. Government Obligation	2.1
Repurchase Agreements	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	36.0%
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica Large Cap Value, Class I2	10.7
Transamerica International Focus, Class I2	7.9
Transamerica International Equity, Class I2	7.2
Transamerica Aegon High Yield Bond VP, Initial Class	6.2
Transamerica International Small Cap Value, Class I2	5.5
Transamerica Floating Rate, Class I2	2.6
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$3,166,319,157
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.2%
International Equity Funds	19.9
U.S. Fixed Income Funds	17.2
International Mixed Allocation Funds	9.8
U.S. Government Obligation	1.5
International Alternative Funds	1.2
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.7%
Transamerica WMC US Growth VP, Initial Class	10.3
Transamerica Aegon Bond VP, Initial Class	9.8
Transamerica High Yield Bond, Class I2	9.6
Transamerica International Focus, Class I2	6.8
Transamerica Large Cap Value, Class I2	5.7
Transamerica Long Credit, Class I2	5.6
Transamerica International Equity, Class I2	5.5
Transamerica International Small Cap Value, Class I2	5.0
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$3,166,319,157
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.2%
International Equity Funds	19.9
U.S. Fixed Income Funds	17.2
International Mixed Allocation Funds	9.8
U.S. Government Obligation	1.5
International Alternative Funds	1.2
Repurchase Agreements	1.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.7%
Transamerica WMC US Growth VP, Initial Class	10.3
Transamerica Aegon Bond VP, Initial Class	9.8
Transamerica High Yield Bond, Class I2	9.6
Transamerica International Focus, Class I2	6.8
Transamerica Large Cap Value, Class I2	5.7
Transamerica Long Credit, Class I2	5.6
Transamerica International Equity, Class I2	5.5
Transamerica International Small Cap Value, Class I2	5.0
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$4,668,065,541
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	41.1%
U.S. Fixed Income Funds	26.1
International Equity Funds	14.7
International Mixed Allocation Funds	13.9
U.S. Government Obligation	1.8
Repurchase Agreements	1.2
International Alternative Funds	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	20.2%
Transamerica Aegon Bond VP, Initial Class	13.9
Transamerica WMC US Growth VP, Initial Class	12.9
Transamerica High Yield Bond, Class I2	9.7
Transamerica Core Bond, Class I2	9.4
Transamerica Large Cap Value, Class I2	7.4
Transamerica Long Credit, Class I2	5.7
Transamerica International Focus, Class I2	5.0
Transamerica International Small Cap Value, Class I2	3.7
Transamerica International Equity, Class I2	3.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$4,668,065,541
Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	41.1%
U.S. Fixed Income Funds	26.1
International Equity Funds	14.7
International Mixed Allocation Funds	13.9
U.S. Government Obligation	1.8
Repurchase Agreements	1.2
International Alternative Funds	1.2
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	20.2%
Transamerica Aegon Bond VP, Initial Class	13.9
Transamerica WMC US Growth VP, Initial Class	12.9
Transamerica High Yield Bond, Class I2	9.7
Transamerica Core Bond, Class I2	9.4
Transamerica Large Cap Value, Class I2	7.4
Transamerica Long Credit, Class I2	5.7
Transamerica International Focus, Class I2	5.0
Transamerica International Small Cap Value, Class I2	3.7
Transamerica International Equity, Class I2	3.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Asset Allocation - Moderate VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Enhanced Index VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP (the "Portfolio") seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$3,108,745,418
Number of Portfolio Holdings	150
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.3%
Financials	14.3
Consumer Discretionary	11.6
Communication Services	9.3
Health Care	9.2
Industrials	8.5
Consumer Staples	4.5
Energy	2.9
Utilities	2.3
Materials	1.9
Real Estate	1.8
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.7
Apple, Inc.	5.6
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	3.6
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.0
Mastercard, Inc., Class A	1.7
Tesla, Inc.	1.6
Visa, Inc., Class A	1.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Enhanced Index VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Enhanced Index VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Enhanced Index VP (the "Portfolio") seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$3,108,745,418
Number of Portfolio Holdings	150
Portfolio Turnover Rate	14%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.3%
Financials	14.3
Consumer Discretionary	11.6
Communication Services	9.3
Health Care	9.2
Industrials	8.5
Consumer Staples	4.5
Energy	2.9
Utilities	2.3
Materials	1.9
Real Estate	1.8
Repurchase Agreements	1.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Enhanced Index VP

Service Class

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.9%
NVIDIA Corp.	7.7
Apple, Inc.	5.6
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	3.6
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.0
Mastercard, Inc., Class A	1.7
Tesla, Inc.	1.6
Visa, Inc., Class A	1.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Enhanced Index VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$11	0.20%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$365,555,704
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Equity Funds	65.3%
U.S. Fixed Income Funds	17.5
U.S. Equity Funds	7.3
International Mixed Allocation Funds	5.7
U.S. Government Obligation	2.1
International Alternative Funds	1.1
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	24.1%
Transamerica International Equity, Class I2	22.1
Transamerica International Small Cap Value, Class I2	17.0
Transamerica High Yield Bond, Class I2	9.5
Transamerica WMC US Growth VP, Initial Class	7.3
Transamerica Aegon Bond VP, Initial Class	5.7
Transamerica Long Credit, Class I2	5.5
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0
Transamerica Core Bond, Class I2	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan International Moderate Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan International Moderate Growth VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan International Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.45%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$365,555,704
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Equity Funds	65.3%
U.S. Fixed Income Funds	17.5
U.S. Equity Funds	7.3
International Mixed Allocation Funds	5.7
U.S. Government Obligation	2.1
International Alternative Funds	1.1
Repurchase Agreements	1.0
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	24.1%
Transamerica International Equity, Class I2	22.1
Transamerica International Small Cap Value, Class I2	17.0
Transamerica High Yield Bond, Class I2	9.5
Transamerica WMC US Growth VP, Initial Class	7.3
Transamerica Aegon Bond VP, Initial Class	5.7
Transamerica Long Credit, Class I2	5.5
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.0
Transamerica Core Bond, Class I2	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan International Moderate Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.79%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$891,651,292
Number of Portfolio Holdings	1,229
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	26.3%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	22.1
U.S. Government Obligations	22.0
Repurchase Agreements	3.0
Asset-Backed Securities	0.8
Mortgage-Backed Securities	0.6
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.38%, 10/31/2028	2.9%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.8
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.3
U.S. Treasury Notes, 1.13%, 10/31/2026	2.2
Microsoft Corp.	1.3
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
NVIDIA Corp.	1.1
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Amazon.com, Inc.	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Tactical Allocation VP

Initial Class

Semi-Annual Shareholder Report

Transamerica JPMorgan Tactical Allocation VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$891,651,292
Number of Portfolio Holdings	1,229
Portfolio Turnover Rate	24%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	26.3%
U.S. Government Agency Obligations	24.3
Corporate Debt Securities	22.1
U.S. Government Obligations	22.0
Repurchase Agreements	3.0
Asset-Backed Securities	0.8
Mortgage-Backed Securities	0.6
Foreign Government Obligations	0.4
Other Investment Company	0.3
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.38%, 10/31/2028	2.9%
U.S. Treasury Notes, 4.13%, 10/31/2029	2.8
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
U.S. Treasury Notes, 4.13%, 11/30/2029	2.3
U.S. Treasury Notes, 1.13%, 10/31/2026	2.2
Microsoft Corp.	1.3
U.S. Treasury Bonds, Principal Only STRIPS, 08/15/2031	1.2
NVIDIA Corp.	1.1
Government National Mortgage Association, 4.50%, 08/20/2052	0.9
Amazon.com, Inc.	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica JPMorgan Tactical Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica Madison Diversified Income VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Madison Diversified Income VP (the "Portfolio") seeks high total return through the combination of income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$111,287,233
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	41.2%
U.S. Government Agency Obligations	24.4
Corporate Debt Securities	17.4
U.S. Government Obligations	12.1
Mortgage-Backed Securities	2.9
Repurchase Agreements	0.9
Asset-Backed Securities	0.7
Other Investment Company	0.4
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Madison Diversified Income VP

Service Class

Top Holdings (Percentage of Net Assets)

CME Group, Inc.	1.7%
Automatic Data Processing, Inc.	1.7
Blackrock, Inc.	1.6
Morgan Stanley	1.6
Honeywell International, Inc.	1.5
U.S. Treasury Notes, 2.63%, 02/15/2029	1.5
NextEra Energy, Inc.	1.5
Home Depot, Inc.	1.5
Texas Instruments, Inc.	1.5
JPMorgan Chase & Co.	1.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Madison Diversified Income VP

Service Class

Semi-Annual Shareholder Report

Transamerica Market Participation Strategy VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Market Participation Strategy VP (the "Portfolio") seeks capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$288,647,694
Number of Portfolio Holdings	13
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	26.7%
Short-Term U.S. Government Obligations	22.1
U.S. Government Agency Obligations	16.4
Other Investment Company	11.8
Foreign Government Obligations	10.6
Repurchase Agreements	6.2
Purchased Options	17.9
Net Other Assets (Liabilities)Footnote Reference^	(11.7)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Market Participation Strategy VP

Service Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	20.9%
U.S. Treasury Bills, 4.31%, 09/02/2025	12.0
U.S. Treasury Bills, 5.09%, 07/10/2025	10.0
Federal Home Loan Banks, 3.25%, 11/16/2028	9.9
U.S. Treasury Bonds, Principal Only STRIPS, 02/15/2027	5.9
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	5.7
Federal National Mortgage Association, 7.25%, 05/15/2030	4.0
Federal National Mortgage Association, 6.25%, 05/15/2029	2.5
Inter-American Development Bank, 4.00%, 01/12/2028	2.5
European Investment Bank, 3.88%, 03/15/2028	2.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Market Participation Strategy VP

Service Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Morgan Stanley Capital Growth VP (the "Portfolio") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$184,454,203
Number of Portfolio Holdings	30
Portfolio Turnover Rate	47%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	49.2%
Consumer Discretionary	17.8
Financials	10.5
Health Care	6.0
Communication Services	5.9
Industrials	4.9
Repurchase Agreements	5.8
Other Investment Company	2.6
Options Purchased	0.1
Net Other Assets (Liabilities)Footnote Reference^	(2.8)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	13.3%
MicroStrategy, Inc., Class A	6.7
Affirm Holdings, Inc.	6.6
Tesla, Inc.	6.3
ROBLOX Corp., Class A	5.9
AppLovin Corp., Class A	5.4
DoorDash, Inc., Class A	5.0
MercadoLibre, Inc.	4.9
Shopify, Inc., Class A	4.8
Snowflake, Inc., Class A	4.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Capital Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the "Portfolio") seeks to provide capital appreciation and income while seeking to manage volatility. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.47%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$194,402,454
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	97.5%
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	97.5%

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") seeks high total return. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$922,948,867
Number of Portfolio Holdings	1,390
Portfolio Turnover Rate	27%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	45.8%
Foreign Government Obligations	19.0
Corporate Debt Securities	7.9
Short-Term U.S. Government Obligation	7.9
Repurchase Agreements	6.9
U.S. Government Agency Obligations	4.4
U.S. Government Obligations	4.2
Mortgage-Backed Securities	2.4
Asset-Backed Securities	0.2
Other Investment Company	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Warrants	0.0
Convertible Bonds	0.0
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.33%, 08/28/2025	5.5%
NVIDIA Corp.	2.4
Microsoft Corp.	2.2
Apple, Inc.	1.9
U.S. Treasury Bills, 4.31%, 08/05/2025	1.7
Amazon.com, Inc.	1.3
China Government Bonds, 3.27%, 11/19/2030	1.2
Meta Platforms, Inc., Class A	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0
U.S. Treasury Notes, 1.13%, 10/31/2026	1.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Morgan Stanley Global Allocation VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") seeks high total return. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$922,948,867
Number of Portfolio Holdings	1,390
Portfolio Turnover Rate	27%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	45.8%
Foreign Government Obligations	19.0
Corporate Debt Securities	7.9
Short-Term U.S. Government Obligation	7.9
Repurchase Agreements	6.9
U.S. Government Agency Obligations	4.4
U.S. Government Obligations	4.2
Mortgage-Backed Securities	2.4
Asset-Backed Securities	0.2
Other Investment Company	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Warrants	0.0
Convertible Bonds	0.0
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 4.33%, 08/28/2025	5.5%
NVIDIA Corp.	2.4
Microsoft Corp.	2.2
Apple, Inc.	1.9
U.S. Treasury Bills, 4.31%, 08/05/2025	1.7
Amazon.com, Inc.	1.3
China Government Bonds, 3.27%, 11/19/2030	1.2
Meta Platforms, Inc., Class A	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0
U.S. Treasury Notes, 1.13%, 10/31/2026	1.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Morgan Stanley Global Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica MSCI EAFE Index VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica MSCI EAFE Index VP (the "Portfolio") seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$10	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$111,928,403
Number of Portfolio Holdings	697
Portfolio Turnover Rate	4%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.3%
Industrials	18.7
Health Care	11.0
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.3
Utilities	3.4
Energy	3.1
Real Estate	1.9
Repurchase Agreements	1.0
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica MSCI EAFE Index VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Japan	21.3%
United Kingdom	13.7
France	10.6
Germany	10.2
Switzerland	9.8
Australia	6.6
Netherlands	4.7
Sweden	3.6
Spain	3.1
Italy	2.9

Top Holdings (Percentage of Net Assets)

SAP SE	1.7%
ASML Holding NV	1.6
Nestle SA	1.4
Novartis AG	1.2
Roche Holding AG	1.2
Novo Nordisk AS, Class B	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica MSCI EAFE Index VP

Initial Class

Semi-Annual Shareholder Report

Transamerica MSCI EAFE Index VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica MSCI EAFE Index VP (the "Portfolio") seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$111,928,403
Number of Portfolio Holdings	697
Portfolio Turnover Rate	4%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	23.3%
Industrials	18.7
Health Care	11.0
Consumer Discretionary	9.4
Information Technology	8.3
Consumer Staples	7.8
Materials	5.5
Communication Services	5.3
Utilities	3.4
Energy	3.1
Real Estate	1.9
Repurchase Agreements	1.0
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	1.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica MSCI EAFE Index VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Japan	21.3%
United Kingdom	13.7
France	10.6
Germany	10.2
Switzerland	9.8
Australia	6.6
Netherlands	4.7
Sweden	3.6
Spain	3.1
Italy	2.9

Top Holdings (Percentage of Net Assets)

SAP SE	1.7%
ASML Holding NV	1.6
Nestle SA	1.4
Novartis AG	1.2
Roche Holding AG	1.2
Novo Nordisk AS, Class B	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica MSCI EAFE Index VP

Service Class

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Multi-Managed Balanced VP (the "Portfolio") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$1,391,480,218
Number of Portfolio Holdings	626
Portfolio Turnover Rate	23%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
Corporate Debt Securities	12.1
U.S. Government Obligations	11.5
U.S. Government Agency Obligations	9.7
Commercial Paper	6.9
Mortgage-Backed Securities	2.0
Asset-Backed Securities	1.4
Repurchase Agreements	1.3
Short-Term U.S. Government Obligations	1.0
Foreign Government Obligations	0.3
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(6.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7
Apple, Inc.	3.5
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	2.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	1.6
Broadcom, Inc.	1.5
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Multi-Managed Balanced VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Multi-Managed Balanced VP (the "Portfolio") seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$1,391,480,218
Number of Portfolio Holdings	626
Portfolio Turnover Rate	23%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks	60.2%
Corporate Debt Securities	12.1
U.S. Government Obligations	11.5
U.S. Government Agency Obligations	9.7
Commercial Paper	6.9
Mortgage-Backed Securities	2.0
Asset-Backed Securities	1.4
Repurchase Agreements	1.3
Short-Term U.S. Government Obligations	1.0
Foreign Government Obligations	0.3
Other Investment Company	0.1
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(6.5)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Multi-Managed Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.7
Apple, Inc.	3.5
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	2.2
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2055	1.6
Broadcom, Inc.	1.5
Alphabet, Inc., Class A	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.2
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Multi-Managed Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$93,015,864
Number of Portfolio Holdings	98
Portfolio Turnover Rate	9%
Average MaturityFootnote Reference§	7.14 years
DurationFootnote Reference†	6.24 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	49.2%
Foreign Government Obligations	35.9
Corporate Debt Securities	14.5
Asset-Backed Securities	0.7
Other Investment Company	0.5
Short-Term Investment Companies	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	49.2%
AAA	7.1
AA	10.1
A	11.9
BBB	22.0
NR	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	4.9%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.8
Australia Government Bonds, 2.50%, 09/20/2030	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.5
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.4
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 07/15/2032	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica PineBridge Inflation Opportunities VP

Initial Class

Semi-Annual Shareholder Report

Transamerica PineBridge Inflation Opportunities VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") seeks maximum real return, consistent with appreciation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$93,015,864
Number of Portfolio Holdings	98
Portfolio Turnover Rate	9%
Average MaturityFootnote Reference§	7.14 years
DurationFootnote Reference†	6.24 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	49.2%
Foreign Government Obligations	35.9
Corporate Debt Securities	14.5
Asset-Backed Securities	0.7
Other Investment Company	0.5
Short-Term Investment Companies	0.3
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica PineBridge Inflation Opportunities VP

Service Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government and Agency Securities	49.2%
AAA	7.1
AA	10.1
A	11.9
BBB	22.0
NR	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	4.9%
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.8
Australia Government Bonds, 2.50%, 09/20/2030	4.7
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.5
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	3.4
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	3.0
U.S. Treasury Inflation-Protected Indexed Notes, 0.38%, 07/15/2027	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.63%, 07/15/2032	2.8
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	2.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica PineBridge Inflation Opportunities VP

Service Class

Semi-Annual Shareholder Report

Transamerica ProFund UltraBear VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica ProFund UltraBear VP (the "Portfolio") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index. The Portfolio does not seek to achieve its stated objective over a period of time greater than a single day.  This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.23%Footnote Reference†
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized

Key Portfolio Statistics

Total Net Assets	$10,869,709
Number of Portfolio Holdings (Including Derivatives)	6
Portfolio Turnover Rate	0%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	69.6%
Repurchase Agreements	17.4
Net Other Assets (Liabilities)Footnote Reference^	13.0
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica ProFund UltraBear VP

Service Class

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management Fund, 4.19%	17.5%
BlackRock Liquidity Funds T-Fund, 4.20%	17.4
State Street Institutional U.S. Government Money Market Fund, 4.27%	17.4
UBS Select Treasury Preferred Fund, 4.25%	17.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica ProFund UltraBear VP

Service Class

Semi-Annual Shareholder Report

Transamerica S&P 500 Index VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica S&P 500 Index VP (the "Portfolio") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$1,259,699,132
Number of Portfolio Holdings	505
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Real Estate	2.0
Materials	1.9
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica S&P 500 Index VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Meta Platforms, Inc., Class A	3.0
Broadcom, Inc.	2.5
Alphabet, Inc., Class A	1.9
Berkshire Hathaway, Inc., Class B	1.7
Tesla, Inc.	1.7
Alphabet, Inc., Class C	1.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica S&P 500 Index VP

Initial Class

Semi-Annual Shareholder Report

Transamerica S&P 500 Index VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica S&P 500 Index VP (the "Portfolio") seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$1,259,699,132
Number of Portfolio Holdings	505
Portfolio Turnover Rate	2%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.3
Communication Services	9.7
Health Care	9.3
Industrials	8.5
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Real Estate	2.0
Materials	1.9
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica S&P 500 Index VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Meta Platforms, Inc., Class A	3.0
Broadcom, Inc.	2.5
Alphabet, Inc., Class A	1.9
Berkshire Hathaway, Inc., Class B	1.7
Tesla, Inc.	1.7
Alphabet, Inc., Class C	1.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica S&P 500 Index VP

Service Class

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Small/Mid Cap Value VP (the "Portfolio") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$514,009,888
Number of Portfolio Holdings	217
Portfolio Turnover Rate	21%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.6%
Industrials	14.7
Health Care	13.6
Consumer Staples	10.2
Information Technology	7.6
Communication Services	6.6
Materials	6.2
Consumer Discretionary	6.2
Energy	6.0
Utilities	5.6
Real Estate	3.8
Repurchase Agreements	3.8
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value VP

Initial Class

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.8%
Kraft Heinz Co.	1.6
Dominion Energy, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
Evergy, Inc.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Zimmer Biomet Holdings, Inc.	1.3
Perrigo Co. PLC	1.2
Molson Coors Beverage Co., Class B	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Small/Mid Cap Value VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica Small/Mid Cap Value VP (the "Portfolio") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$514,009,888
Number of Portfolio Holdings	217
Portfolio Turnover Rate	21%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.6%
Industrials	14.7
Health Care	13.6
Consumer Staples	10.2
Information Technology	7.6
Communication Services	6.6
Materials	6.2
Consumer Discretionary	6.2
Energy	6.0
Utilities	5.6
Real Estate	3.8
Repurchase Agreements	3.8
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Small/Mid Cap Value VP

Service Class

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.8%
Kraft Heinz Co.	1.6
Dominion Energy, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
Evergy, Inc.	1.4
Commercial Metals Co.	1.3
Archer-Daniels-Midland Co.	1.3
Zimmer Biomet Holdings, Inc.	1.3
Perrigo Co. PLC	1.2
Molson Coors Beverage Co., Class B	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Small/Mid Cap Value VP

Service Class

Semi-Annual Shareholder Report

Transamerica T. Rowe Price Small Cap VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$626,741,991
Number of Portfolio Holdings	326
Portfolio Turnover Rate	22%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Information Technology	21.6
Health Care	20.2
Consumer Discretionary	12.9
Financials	6.4
Materials	4.2
Energy	4.1
Consumer Staples	2.9
Communication Services	2.2
Real Estate	1.2
Utilities	0.0Footnote Reference*
Other Investment Company	0.9
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Top Holdings (Percentage of Net Assets)

Rambus, Inc.	1.1%
Fabrinet	1.0
Carpenter Technology Corp.	1.0
Planet Fitness, Inc., Class A	0.9
Wingstop, Inc.	0.9
API Group Corp.	0.9
InterDigital, Inc.	0.9
ATI, Inc.	0.9
Ensign Group, Inc.	0.8
SPX Technologies, Inc.	0.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica T. Rowe Price Small Cap VP

Initial Class

Semi-Annual Shareholder Report

Transamerica T. Rowe Price Small Cap VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica T. Rowe Price Small Cap VP (the "Portfolio") seeks long-term growth of capital by investing primarily in common stocks of small growth companies. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$626,741,991
Number of Portfolio Holdings	326
Portfolio Turnover Rate	22%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	23.7%
Information Technology	21.6
Health Care	20.2
Consumer Discretionary	12.9
Financials	6.4
Materials	4.2
Energy	4.1
Consumer Staples	2.9
Communication Services	2.2
Real Estate	1.2
Utilities	0.0Footnote Reference*
Other Investment Company	0.9
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica T. Rowe Price Small Cap VP

Service Class

Top Holdings (Percentage of Net Assets)

Rambus, Inc.	1.1%
Fabrinet	1.0
Carpenter Technology Corp.	1.0
Planet Fitness, Inc., Class A	0.9
Wingstop, Inc.	0.9
API Group Corp.	0.9
InterDigital, Inc.	0.9
ATI, Inc.	0.9
Ensign Group, Inc.	0.8
SPX Technologies, Inc.	0.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica T. Rowe Price Small Cap VP

Service Class

Semi-Annual Shareholder Report

Transamerica TSW International Equity VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica TSW International Equity VP (the "Portfolio") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$200,339,603
Number of Portfolio Holdings	109
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.7%
Industrials	15.6
Information Technology	12.2
Consumer Discretionary	11.6
Health Care	9.5
Consumer Staples	9.3
Materials	6.6
Energy	6.0
Utilities	1.8
Communication Services	1.3
Real Estate	0.4
Repurchase Agreements	3.4
Preferred Stocks	0.7
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW International Equity VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Japan	19.5%
United Kingdom	15.5
Germany	13.3
France	12.2
Switzerland	7.3
Ireland	5.1
Netherlands	5.0
Australia	2.9
Hong Kong	2.9
Luxembourg	2.7

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.7%
SAP SE	2.3
Roche Holding AG	2.2
Societe Generale SA	2.0
Hitachi Ltd.	2.0
Nestle SA	1.9
Veolia Environnement SA	1.8
Lloyds Banking Group PLC	1.8
Sumitomo Mitsui Financial Group, Inc.	1.7
Siemens AG	1.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW International Equity VP

Initial Class

Semi-Annual Shareholder Report

Transamerica TSW International Equity VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica TSW International Equity VP (the "Portfolio") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$200,339,603
Number of Portfolio Holdings	109
Portfolio Turnover Rate	12%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	24.7%
Industrials	15.6
Information Technology	12.2
Consumer Discretionary	11.6
Health Care	9.5
Consumer Staples	9.3
Materials	6.6
Energy	6.0
Utilities	1.8
Communication Services	1.3
Real Estate	0.4
Repurchase Agreements	3.4
Preferred Stocks	0.7
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(3.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW International Equity VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Japan	19.5%
United Kingdom	15.5
Germany	13.3
France	12.2
Switzerland	7.3
Ireland	5.1
Netherlands	5.0
Australia	2.9
Hong Kong	2.9
Luxembourg	2.7

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.7%
SAP SE	2.3
Roche Holding AG	2.2
Societe Generale SA	2.0
Hitachi Ltd.	2.0
Nestle SA	1.9
Veolia Environnement SA	1.8
Lloyds Banking Group PLC	1.8
Sumitomo Mitsui Financial Group, Inc.	1.7
Siemens AG	1.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW International Equity VP

Service Class

Semi-Annual Shareholder Report

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$234,291,210
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.3%
Consumer Staples	14.9
Financials	11.4
Industrials	11.2
Communication Services	9.6
Utilities	8.0
Materials	8.0
Energy	6.3
Information Technology	5.0
Consumer Discretionary	2.6
Real Estate	1.8
Repurchase Agreements	5.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Top Holdings (Percentage of Net Assets)

Huntington Ingalls Industries, Inc.	2.7%
Dominion Energy, Inc.	2.6
Kraft Heinz Co.	2.6
Evergy, Inc.	2.4
Archer-Daniels-Midland Co.	2.2
First Citizens BancShares, Inc., Class A	2.1
Zimmer Biomet Holdings, Inc.	2.0
Conagra Brands, Inc.	2.0
HF Sinclair Corp.	2.0
LKQ Corp.	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW Mid Cap Value Opportunities VP

Initial Class

Semi-Annual Shareholder Report

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") seeks to provide investors with long-term capital growth. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$234,291,210
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	16.3%
Consumer Staples	14.9
Financials	11.4
Industrials	11.2
Communication Services	9.6
Utilities	8.0
Materials	8.0
Energy	6.3
Information Technology	5.0
Consumer Discretionary	2.6
Real Estate	1.8
Repurchase Agreements	5.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Top Holdings (Percentage of Net Assets)

Huntington Ingalls Industries, Inc.	2.7%
Dominion Energy, Inc.	2.6
Kraft Heinz Co.	2.6
Evergy, Inc.	2.4
Archer-Daniels-Midland Co.	2.2
First Citizens BancShares, Inc., Class A	2.1
Zimmer Biomet Holdings, Inc.	2.0
Conagra Brands, Inc.	2.0
HF Sinclair Corp.	2.0
LKQ Corp.	2.0

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica TSW Mid Cap Value Opportunities VP

Service Class

Semi-Annual Shareholder Report

Transamerica WMC US Growth VP

Initial Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica WMC US Growth VP (the "Portfolio") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$5,749,533,951
Number of Portfolio Holdings	58
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	48.8%
Communication Services	16.4
Consumer Discretionary	12.3
Financials	7.7
Health Care	6.4
Industrials	3.7
Consumer Staples	2.4
Materials	1.0
Real Estate	0.8
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica WMC US Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	10.7%
Microsoft Corp.	8.2
Apple, Inc.	7.4
Broadcom, Inc.	5.6
Amazon.com, Inc.	5.6
Meta Platforms, Inc., Class A	5.6
Alphabet, Inc., Class A	5.1
Mastercard, Inc., Class A	3.1
Eli Lilly & Co.	2.9
Netflix, Inc.	2.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica WMC US Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica WMC US Growth VP

Service Class

Ticker: N/A

June 30, 2025

Portfolio Overview

Transamerica WMC US Growth VP (the "Portfolio") seeks to maximize long-term growth. This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Total Net Assets	$5,749,533,951
Number of Portfolio Holdings	58
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	48.8%
Communication Services	16.4
Consumer Discretionary	12.3
Financials	7.7
Health Care	6.4
Industrials	3.7
Consumer Staples	2.4
Materials	1.0
Real Estate	0.8
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica WMC US Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	10.7%
Microsoft Corp.	8.2
Apple, Inc.	7.4
Broadcom, Inc.	5.6
Amazon.com, Inc.	5.6
Meta Platforms, Inc., Class A	5.6
Alphabet, Inc., Class A	5.1
Mastercard, Inc., Class A	3.1
Eli Lilly & Co.	2.9
Netflix, Inc.	2.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at: transamerica.com/annuities/prospectus or scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/annuities/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica WMC US Growth VP

Service Class

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments.

(a)	The Schedule of Investments are included within the Financial Statements filed under 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Janus Balanced VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 57.7%
Aerospace & Defense - 1.4%
General Electric Co.	30,934	$ 7,962,103
Howmet Aerospace, Inc.	24,671	4,592,013
		12,554,116
Banks - 1.2%
JPMorgan Chase & Co.	37,379	10,836,546
Beverages - 0.6%
Constellation Brands, Inc., Class A	11,524	1,874,724
Monster Beverage Corp. (A)	59,022	3,697,138
		5,571,862
Biotechnology - 1.5%
AbbVie, Inc.	26,775	4,969,975
Amgen, Inc.	14,227	3,972,321
Vertex Pharmaceuticals, Inc. (A)	8,489	3,779,303
		12,721,599
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	117,859	25,857,086
Building Products - 0.6%
Trane Technologies PLC	12,474	5,456,252
Capital Markets - 2.9%
Charles Schwab Corp.	34,179	3,118,492
CME Group, Inc.	11,001	3,032,096
Goldman Sachs Group, Inc.	8,781	6,214,753
Intercontinental Exchange, Inc.	21,358	3,918,552
Moody's Corp.	4,958	2,486,883
Morgan Stanley	44,641	6,288,131
		25,058,907
Chemicals - 0.3%
Corteva, Inc.	36,834	2,745,238
Communications Equipment - 0.4%
Motorola Solutions, Inc.	7,239	3,043,710
Consumer Finance - 1.5%
American Express Co.	42,631	13,598,436
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	4,473	4,428,002
Electrical Equipment - 0.7%
Eaton Corp. PLC	16,141	5,762,176
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	59,189	5,844,914
Entertainment - 2.2%
Netflix, Inc. (A)	7,253	9,712,710
Walt Disney Co.	75,894	9,411,615
		19,124,325
Financial Services - 2.2%
Mastercard, Inc., Class A	34,294	19,271,170
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.8%
Uber Technologies, Inc. (A)	40,910	$ 3,816,903
Union Pacific Corp.	14,780	3,400,582
		7,217,485
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	26,567	3,613,378
Intuitive Surgical, Inc. (A)	6,266	3,405,007
Stryker Corp.	11,988	4,742,812
		11,761,197
Health Care Providers & Services - 0.9%
HCA Healthcare, Inc.	9,292	3,559,765
UnitedHealth Group, Inc.	15,069	4,701,076
		8,260,841
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.	1,569	9,083,318
Chipotle Mexican Grill, Inc. (A)	71,157	3,995,466
Hilton Worldwide Holdings, Inc.	17,425	4,640,974
Royal Caribbean Cruises Ltd.	19,359	6,062,077
		23,781,835
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	13,499	2,616,241
Industrial REITs - 0.4%
Prologis, Inc.	33,281	3,498,499
Insurance - 1.6%
Marsh & McLennan Cos., Inc.	16,590	3,627,237
Progressive Corp.	40,537	10,817,704
		14,444,941
Interactive Media & Services - 4.5%
Alphabet, Inc., Class C	116,065	20,588,770
Meta Platforms, Inc., Class A	25,575	18,876,652
		39,465,422
IT Services - 0.5%
Accenture PLC, Class A	15,671	4,683,905
Life Sciences Tools & Services - 1.0%
Danaher Corp.	23,692	4,680,118
Thermo Fisher Scientific, Inc.	10,259	4,159,614
		8,839,732
Machinery - 0.4%
Deere & Co.	6,056	3,079,415
Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp.	38,886	5,568,086
ConocoPhillips	37,287	3,346,136
		8,914,222
Pharmaceuticals - 2.0%
Eli Lilly & Co.	12,345	9,623,298
Johnson & Johnson	35,027	5,350,374
Zoetis, Inc.	18,325	2,857,784
		17,831,456
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.4%
Automatic Data Processing, Inc.	9,873	$ 3,044,833
Semiconductors & Semiconductor Equipment - 8.6%
Broadcom, Inc.	58,009	15,990,181
KLA Corp.	7,036	6,302,427
Lam Research Corp.	54,140	5,269,987
NVIDIA Corp.	302,011	47,714,718
		75,277,313
Software - 7.9%
Adobe, Inc. (A)	12,490	4,832,131
Cadence Design Systems, Inc. (A)	12,481	3,846,020
Intuit, Inc.	7,184	5,658,334
Microsoft Corp.	91,391	45,458,797
Oracle Corp.	25,241	5,518,440
ServiceNow, Inc. (A)	4,231	4,349,807
		69,663,529
Specialized REITs - 0.1%
Equinix, Inc.	1,384	1,100,931
Specialty Retail - 1.1%
Home Depot, Inc.	17,202	6,306,941
TJX Cos., Inc.	25,291	3,123,186
		9,430,127
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	95,814	19,658,158
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	49,492	3,515,912
Total Common Stocks (Cost $310,705,758)		507,960,333

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury - 10.8%
U.S. Treasury Bonds
4.63%, 02/15/2055	$ 34,028,000	33,124,131
5.00%, 05/15/2045	21,956,000	22,552,929
U.S. Treasury Notes
3.88%, 05/31/2027 - 06/15/2028	2,527,000	2,540,273
4.00%, 05/31/2030	22,583,800	22,802,581
4.13%, 05/31/2032	113,000	113,953
4.25%, 05/15/2035	12,255,900	12,275,050
4.63%, 06/30/2026	1,876,800	1,887,797
Total U.S. Government Obligations (Cost $93,805,379)		95,296,714
CORPORATE DEBT SECURITIES - 10.3%
Aerospace & Defense - 0.1%
Boeing Co.
6.39%, 05/01/2031	784,000	842,560
Automobile Components - 0.0% *
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	413,000	381,712
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.3%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	$ 830,000	$ 831,734
7.12%, 11/07/2033	474,000	491,935
7.20%, 06/10/2030	231,000	243,103
7.35%, 03/06/2030	234,000	247,019
General Motors Co.
5.63%, 04/15/2030	492,000	502,874
6.25%, 04/15/2035	420,000	432,112
		2,748,777
Banks - 2.0%
Bank of America Corp.
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	2,959,000	3,006,753
Fixed until 09/15/2033, 5.87% (C), 09/15/2034	799,000	843,153
Citigroup, Inc.
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	2,098,000	2,140,725
Goldman Sachs Group, Inc.
Fixed until 01/28/2035, 5.54% (C), 01/28/2036	830,000	851,155
JPMorgan Chase & Co.
Fixed until 01/24/2035, 5.50% (C), 01/24/2036	761,000	783,829
Morgan Stanley
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	603,326
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	968,000	979,817
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	774,000	792,887
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	989,852
PNC Financial Services Group, Inc.
Fixed until 01/29/2030, 5.22% (C), 01/29/2031	281,000	288,381
Fixed until 07/23/2034, 5.40% (C), 07/23/2035	910,000	926,638
Fixed until 01/29/2035, 5.58% (C), 01/29/2036	395,000	407,114
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	950,000	1,062,007
Societe Generale SA
Fixed until 04/13/2032, 6.10% (C), 04/13/2033 (B)	1,300,000	1,351,336
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	727,406
Fixed until 02/12/2030, 5.05% (C), 02/12/2031	783,000	797,058
Fixed until 02/12/2035, 5.42% (C), 02/12/2036	862,000	878,361
		17,429,798
Biotechnology - 0.1%
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	529,790
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (B)	$ 608,000	$ 625,218
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028	604,000	644,163
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	112,283
7.95%, 06/13/2028	371,000	396,667
		1,153,113
Containers & Packaging - 0.2%
Berry Global, Inc.
5.65%, 01/15/2034	224,000	231,164
5.80%, 06/15/2031	1,309,000	1,375,514
		1,606,678
Diversified REITs - 0.4%
American Tower Trust #1
5.49%, 03/15/2053 (B)	1,406,000	1,429,713
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	73,809
5.38%, 04/15/2026	333,000	333,073
5.63%, 09/15/2034	1,220,000	1,215,635
		3,052,230
Electric Utilities - 0.5%
American Electric Power Co., Inc.
5.63%, 03/01/2033	893,000	928,311
Duke Energy Corp.
5.45%, 06/15/2034 (D)	1,332,000	1,368,072
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	553,584
Exelon Corp.
5.45%, 03/15/2034	679,000	696,673
National Grid PLC
5.81%, 06/12/2033	672,000	706,274
Xcel Energy, Inc.
5.60%, 04/15/2035	438,000	447,160
		4,700,074
Financial Services - 1.5%
Blue Owl Finance LLC
6.25%, 04/18/2034	960,000	987,798
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (C), 02/01/2030	214,000	221,367
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	944,000	973,265
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	688,000	700,416
Fixed until 06/08/2028, 6.31% (C), 06/08/2029	388,000	407,283
Fixed until 10/30/2030, 7.62% (C), 10/30/2031	726,000	820,268
Fixed until 11/02/2033, 7.96% (C), 11/02/2034	1,157,000	1,344,884
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (B)	$ 384,000	$ 388,562
6.20%, 06/18/2035 (B)	250,000	256,506
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (B)	1,326,000	1,338,658
7.13%, 04/30/2031 (B)	528,000	555,539
LPL Holdings, Inc.
5.15%, 06/15/2030	490,000	496,076
5.75%, 06/15/2035	608,000	615,104
6.00%, 05/20/2034	787,000	813,816
Nasdaq, Inc.
5.55%, 02/15/2034	1,295,000	1,349,221
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	374,000	381,117
6.38%, 08/01/2033 (B)	1,565,000	1,601,309
		13,251,189
Health Care Equipment & Supplies - 0.4%
Solventum Corp.
5.45%, 03/13/2031	1,292,000	1,341,550
5.60%, 03/23/2034	1,703,000	1,752,635
6.00%, 05/15/2064	597,000	591,725
		3,685,910
Health Care Providers & Services - 0.7%
Elevance Health, Inc.
5.20%, 02/15/2035	499,000	504,223
HCA, Inc.
3.63%, 03/15/2032	450,000	415,073
5.60%, 04/01/2034	690,000	705,972
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	510,000	455,959
5.20%, 06/15/2029 (B)	575,000	586,786
5.45%, 06/15/2034 (B)	1,297,000	1,317,847
5.88%, 06/15/2054 (B)	542,000	527,892
Humana, Inc.
5.88%, 03/01/2033	220,000	227,356
5.95%, 03/15/2034	544,000	565,615
UnitedHealth Group, Inc.
5.15%, 07/15/2034 (D)	522,000	527,271
Universal Health Services, Inc.
2.65%, 10/15/2030	163,000	145,334
		5,979,328
Insurance - 0.5%
Aon North America, Inc.
5.45%, 03/01/2034	1,584,000	1,627,067
Arthur J Gallagher & Co.
5.00%, 02/15/2032	124,000	125,672
5.15%, 02/15/2035	309,000	309,146
6.50%, 02/15/2034	427,000	468,475
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	616,848
Brown & Brown, Inc.
4.90%, 06/23/2030	206,000	207,917
4.95%, 03/17/2052	845,000	731,133
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Brown & Brown, Inc. (continued)
5.25%, 06/23/2032	$ 91,000	$ 92,811
5.55%, 06/23/2035	96,000	97,895
		4,276,964
IT Services - 0.2%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033 - 04/15/2035	1,650,000	1,685,401
CACI International, Inc.
6.38%, 06/15/2033 (B)	319,000	329,192
		2,014,593
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/2034	1,852,000	1,983,197
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.
5.65%, 04/15/2034	888,000	909,472
Civitas Resources, Inc.
8.63%, 11/01/2030 (B)	204,000	207,109
8.75%, 07/01/2031 (B)	378,000	382,199
9.63%, 06/15/2033 (B)	732,000	750,432
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (B)	510,000	535,134
6.50%, 08/15/2043 (B)	103,000	106,364
6.54%, 11/15/2053 (B)	532,000	549,843
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	959,000	926,227
4.30%, 04/15/2032 (B)	288,000	269,468
4.38%, 06/15/2031 (B)	1,628,000	1,558,948
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	456,773
Occidental Petroleum Corp.
5.20%, 08/01/2029	371,000	372,193
5.38%, 01/01/2032	852,000	844,989
6.13%, 01/01/2031	534,000	552,809
6.63%, 09/01/2030	296,000	312,984
8.88%, 07/15/2030	420,000	479,930
Sunoco LP
7.00%, 05/01/2029 (B)	908,000	945,576
7.25%, 05/01/2032 (B)	512,000	537,590
Viper Energy, Inc.
7.38%, 11/01/2031 (B)	835,000	886,006
		11,584,046
Pharmaceuticals - 0.6%
CVS Health Corp.
4.78%, 03/25/2038	628,000	576,333
5.25%, 02/21/2033	109,000	109,728
5.70%, 06/01/2034	561,000	577,603
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (B)	653,000	627,106
7.88%, 05/15/2034 (B)	869,000	784,749
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	$ 311,000	$ 319,741
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	1,136,000	1,160,107
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	896,000	912,070
		5,067,437
Real Estate Management & Development - 0.2%
CBRE Services, Inc.
5.95%, 08/15/2034	1,245,000	1,310,758
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
5.50%, 01/25/2031 (B)	379,000	388,739
5.90%, 01/25/2033 (B)	453,000	469,617
Intel Corp.
2.45%, 11/15/2029	244,000	222,945
5.60%, 02/21/2054	162,000	148,619
5.70%, 02/10/2053	649,000	603,984
Marvell Technology, Inc.
4.75%, 07/15/2030	272,000	273,204
5.45%, 07/15/2035	710,000	714,941
		2,822,049
Software - 0.6%
AppLovin Corp.
5.38%, 12/01/2031	721,000	733,671
5.50%, 12/01/2034	831,000	843,711
5.95%, 12/01/2054	246,000	240,251
Cadence Design Systems, Inc.
4.70%, 09/10/2034	540,000	533,485
Constellation Software, Inc.
5.46%, 02/16/2034 (B)	744,000	758,944
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	930,441
3.88%, 02/15/2031 (B)	962,000	907,080
4.00%, 11/15/2029 (B)	184,000	178,054
Synopsys, Inc.
5.00%, 04/01/2032	542,000	549,010
		5,674,647
Total Corporate Debt Securities (Cost $89,674,176)		90,720,068
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.4%
BAMLL Re-REMICS Trust
1.41% (C), 11/27/2048 (B)	155,000	147,996
1.51% (C), 11/27/2048 (B)	130,000	124,840
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	8,709,079	7,473,945
3.00%, 05/01/2031 - 06/01/2052	1,531,657	1,410,251
3.50%, 07/01/2046 - 06/01/2052	730,784	668,930
4.00%, 03/01/2047 - 03/01/2050	1,019,223	964,158
4.50%, 03/01/2048 - 03/01/2052	1,446,933	1,396,843
5.00%, 09/01/2048 - 06/01/2053	1,346,328	1,326,803
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50%, 09/01/2052 - 12/01/2054	$ 2,992,258	$ 3,011,093
6.00%, 04/01/2040 - 04/01/2054	2,335,627	2,401,090
6.50%, 11/01/2053	576,801	609,667
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%,
5.16% (C), 11/25/2041 (B)	151,988	151,608
1-Month SOFR Average + 0.95%,
5.26% (C), 12/25/2041 (B)	574,846	573,771
1-Month SOFR Average + 1.05%,
5.36% (C), 01/25/2045 (B)	284,135	284,267
1-Month SOFR Average + 1.15%,
5.46% (C), 02/25/2045 (B)	652,620	652,216
1-Month SOFR Average + 1.20%,
5.51% (C), 05/25/2045 (B)	172,711	173,099
1-Month SOFR Average + 1.30%,
5.61% (C), 02/25/2042 (B)	68,442	68,485
1-Month SOFR Average + 1.50%,
5.81% (C), 10/25/2041 (B)	177,170	177,840
1-Month SOFR Average + 1.85%,
6.16% (C), 11/25/2043 (B)	258,936	261,017
1-Month SOFR Average + 2.00%,
6.31% (C), 06/25/2043 (B)	28,553	28,711
1-Month SOFR Average + 2.10%,
6.41% (C), 09/25/2041 (B)	194,114	195,682
6.41% (C), 04/25/2043 (B)	178,861	181,657
1-Month SOFR Average + 2.30%,
6.61% (C), 08/25/2042 (B)	169,318	172,420
1-Month SOFR Average + 2.35%,
6.66% (C), 12/25/2041 (B)	258,132	261,021
Federal National Mortgage Association
2.00%, 07/01/2051	207,373	164,955
2.50%, 11/01/2034 - 03/01/2062	17,045,861	14,300,752
3.00%, 10/01/2034 - 06/01/2057	6,092,193	5,338,574
3.50%, 08/01/2047 - 08/01/2056	5,472,552	4,999,232
4.00%, 05/01/2045 - 05/01/2052	938,335	887,399
4.50%, 11/01/2042 - 08/01/2053	2,878,870	2,775,918
5.00%, 07/01/2044 - 08/01/2053	1,013,490	1,003,994
5.50%, 06/01/2053 - 12/01/2054	5,695,541	5,740,571
6.00%, 02/01/2037 - 04/01/2054	1,116,633	1,153,278
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.10%,
5.41% (C), 01/25/2045 (B)	143,664	143,754
1-Month SOFR Average + 1.15%,
5.46% (C), 03/25/2044 - 02/25/2045 (B)	433,429	433,596
1-Month SOFR Average + 1.50%,
5.81% (C), 10/25/2043 (B)	265,121	265,942
1-Month SOFR Average + 1.65%,
5.96% (C), 12/25/2041 (B)	496,000	498,946
1-Month SOFR Average + 1.70%,
6.01% (C), 07/25/2043 (B)	305,405	307,124
1-Month SOFR Average + 2.00%,
6.31% (C), 11/25/2041 (B)	1,437,080	1,446,890
1-Month SOFR Average + 2.30%,
6.61% (C), 05/25/2043 (B)	416,330	425,048
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
1-Month SOFR Average + 3.00%,
7.31% (C), 01/25/2042 - 04/25/2042 (B)	$ 903,000	$ 925,087
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	873,484	779,072
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	2,517,603	2,126,174
3.00%, 11/20/2046 - 08/20/2051	4,735,036	4,206,513
3.50%, 05/20/2049	1,486,077	1,362,679
4.00%, 01/15/2045 - 05/20/2048	1,150,532	1,089,581
4.50%, 08/15/2046 - 05/20/2048	597,611	581,522
5.00%, 08/20/2048	147,837	147,557
Seasoned Loans Structured Transaction Trust
4.75% (C), 09/25/2060 (B)	108,353	107,217
Total U.S. Government Agency Obligations (Cost $76,355,423)		73,928,785
MORTGAGE-BACKED SECURITIES - 6.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 5.49% (C), 09/15/2034 (B)	592,515	586,960
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70% , 11/25/2069 (B)	284,634	285,756
ALA Trust
Series 2025-OANA, Class A, 1-Month Term SOFR + 1.74%, 6.04% (C), 06/15/2040 (B)	1,333,000	1,340,083
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (C), 10/25/2049 (B)	27,467	27,069
Series 2019-6, Class A1, 2.62% (C), 11/25/2059 (B)	27,347	26,842
Series 2020-3, Class A2, 2.41% (C), 04/25/2065 (B)	96,442	91,795
Series 2024-3, Class A1, 4.80% (C), 11/26/2068 (B)	153,286	152,520
Series 2024-5, Class A1, 4.95% (C), 07/25/2068 (B)	876,298	868,681
Series 2024-6, Class A1, 4.65% (C), 11/25/2067 (B)	945,856	935,913
Series 2025-6, Class A1, 5.52% (C), 04/25/2070 (B)	595,964	597,540
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (C), 07/27/2050 (B)	328,000	270,649
Series 2024-FRR3, Class E, 0.49% (C), 01/27/2050 (B)	380,014	332,563
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 5.00% (C), 11/25/2051 (B)	$ 596,464	$ 552,816
Series 2022-2, Class A1, 3.00% (C), 12/25/2051 (B)	437,087	368,721
BPR Trust
Series 2023-BRK2, Class A, 7.15% (C), 10/05/2038 (B)	831,000	870,735
Series 2024-PMDW, Class A, 5.36% (C), 11/05/2041 (B)	1,191,755	1,209,847
Series 2024-PMDW, Class D, 5.85% (C), 11/05/2041 (B)	391,000	380,200
BX Commercial Mortgage Trust
Series 2021-VOLT, Class B, 1-Month Term SOFR + 1.06%, 5.38% (C), 09/15/2036 (B)	710,151	707,266
Series 2021-VOLT, Class D, 1-Month Term SOFR + 1.76%, 6.08% (C), 09/15/2036 (B)	745,998	742,501
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 5.80% (C), 10/15/2041 (B)	939,997	941,755
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 6.90% (C), 08/15/2039 (B)	414,497	415,993
Series 2024-BRBK, Class A, 1-Month Term SOFR + 2.88%, 7.19% (C), 10/15/2041 (B)	1,070,787	1,077,466
Series 2024-GPA3, Class A, 1-Month Term SOFR + 1.29%, 5.60% (C), 12/15/2039 (B)	572,452	572,989
Series 2024-GPA3, Class B, 1-Month Term SOFR + 1.64%, 5.95% (C), 12/15/2039 (B)	395,715	396,086
Series 2024-VLT5, Class A, 5.59% (C), 11/13/2046 (B)	1,217,000	1,230,134
Series 2024-VLT5, Class B, 5.99% (C), 11/13/2046 (B)	281,000	286,069
Series 2024-VLT5, Class C, 6.40% (C), 11/13/2046 (B)	220,000	225,519
Series 2025-SPOT, Class A, 1-Month Term SOFR + 1.44%, 5.76% (C), 04/15/2040 (B)	432,000	431,865
BX Trust
Series 2019-OC11, Class B, 3.61% , 12/09/2041 (B)	173,000	163,084
Series 2019-OC11, Class C, 3.86% , 12/09/2041 (B)	481,000	452,228
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 5.23% (C), 02/15/2036 (B)	820,000	819,488
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 5.23% (C), 02/15/2036 (B)	737,035	736,574
Series 2022-FOX2, Class A2, 1-Month Term SOFR + 0.75%, 5.06% (C), 04/15/2039 (B)	558,882	558,183
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 5.80% (C), 07/15/2029 (B)	939,765	939,471
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2025-DIME, Class A, 1-Month Term SOFR + 1.15%, 5.46% (C), 02/15/2035 (B)	$ 861,000	$ 858,094
Series 2025-GW, Class A, 1-Month Term SOFR + 1.60%, 5.90% (C), 07/15/2042 (B)(E)	758,000	759,894
Series 2025-ROIC, Class A, 1-Month Term SOFR + 1.14%, 5.46% (C), 03/15/2030 (B)	1,095,000	1,088,156
Series 2025-ROIC, Class B, 1-Month Term SOFR + 1.39%, 5.71% (C), 03/15/2030 (B)	240,000	238,200
BXHPP Trust
Series 2021-FILM, Class A, 1-Month Term SOFR + 0.76%, 5.08% (C), 08/15/2036 (B)	201,000	192,458
BXP Trust
Series 2017-GM, Class A, 3.38% , 06/13/2039 (B)	324,000	313,381
CENT Trust
Series 2023-CITY, Class A, 1-Month Term SOFR + 2.62%, 6.93% (C), 09/15/2038 (B)	849,000	850,055
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 5.51% (C), 02/25/2050 (B)	598,576	587,733
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.51% (C), 04/27/2065 (B)	17,421	16,985
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 5.95% (C), 08/15/2041 (B)	632,000	629,622
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 6.60% (C), 08/15/2041 (B)	465,108	466,664
COOPR Residential Mortgage Trust
Series 2025-CES2, Class A1A, 5.50% (C), 06/25/2060 (B)	477,000	479,382
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.48% (C), 05/10/2046 (B)	263,256	264,153
EFMT
Series 2025-CES1, Class A1A, 5.73% (C), 01/25/2060 (B)	386,536	389,860
Extended Stay America Trust
Series 2021-ESH, Class A, 1-Month Term SOFR + 1.19%, 5.51% (C), 07/15/2038 (B)	367,965	368,080
Finance of America Structured Securities Trust
Series 2025-S1, Class A1, 3.50% , 02/25/2075 (B)	350,176	335,323
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (C), 12/30/2051 (B)	1,182,881	1,003,185
FREMF Mortgage Trust
Series 2023-K511, Class C, 5.82% (C), 11/25/2028 (B)	187,000	173,349
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	$ 788,048	$ 670,302
Series 2023-INV1, Class A1, 6.00% (C), 08/25/2053 (B)	729,006	733,391
GS Mortgage Securities Corp. Trust
1-Month Term SOFR + 2.65%, 6.96% (C), 11/25/2041 (B)	1,159,000	1,161,071
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 6.00% (C), 05/15/2041 (B)	1,141,000	1,143,884
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (C), 09/25/2039 (B)	424,000	424,940
Series 2024-RTL1, Class A1, 7.12% (C), 07/25/2029 (B)	1,020,000	1,024,865
Series 2025-RRTL1, Class A1, 5.48% (C), 03/25/2040 (B)	675,000	675,105
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15% , 08/05/2034 (B)	321,959	320,395
Series 2015-HB7, Class A7, 3.91% , 08/05/2034 (B)	65,328	65,102
JPMorgan Mortgage Trust
Series 2025-5MPR, Class A1D, 5.50% (C), 11/25/2055 (B)	326,768	331,375
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, 1-Month Term SOFR + 1.30%, 5.61% (C), 03/15/2042 (B)	749,000	747,128
LBA Trust
Series 2024-BOLT, Class A, 1-Month Term SOFR + 1.59%, 5.90% (C), 06/15/2039 (B)	752,511	752,980
LEX Mortgage Trust
Series 2024-BBG, Class A, 5.04% (C), 10/13/2033 (B)	215,000	216,125
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13% (C), 03/25/2029 (B)	249,645	252,315
Series 2024-RTL3, Class A1, 6.90% (C), 05/25/2029 (B)	311,653	315,226
Series 2024-RTL4, Class A1, 5.92% (C), 07/25/2039 (B)	920,061	924,887
Life Mortgage Trust
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 5.53% (C), 03/15/2038 (B)	80,420	79,968
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 5.61% (C), 05/15/2039 (B)	886,000	858,312
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 6.11% (C), 05/15/2039 (B)	257,000	233,870
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	442,718	412,278
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mello Mortgage Capital Acceptance (continued)
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	$ 551,935	$ 514,156
Series 2022-INV1, Class A2, 3.00% (C), 03/25/2052 (B)	294,771	248,370
Series 2024-SD1, Class A1, 4.00% (C), 04/25/2054 (B)	302,574	294,082
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1-Month Term SOFR + 0.92%, 5.23% (C), 04/15/2038 (B)	165,974	165,974
Series 2021-MHC, Class C, 1-Month Term SOFR + 1.47%, 5.78% (C), 04/15/2038 (B)	607,417	607,417
MIC Trust
Series 2023-MIC, Class A, 8.73% (C), 12/05/2038 (B)	584,328	637,173
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (B)	72,964	71,988
Series 2024-NQM2, Class A1, 5.12% (C), 09/25/2064 (B)	508,324	505,702
Series 2024-RTL2, Class A1, 5.44% (C), 09/25/2039 (B)	343,000	343,373
NRTH Mortgage Trust
Series 2024-PARK, Class A, 1-Month Term SOFR + 1.64%, 5.95% (C), 03/15/2039 (B)	1,390,000	1,390,866
OBX Trust
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	185,479	157,476
Series 2022-INV1, Class A18, 3.00% (C), 12/25/2051 (B)	491,412	415,224
OPEN Trust
Series 2023-AIR, Class C, 1-Month Term SOFR + 5.24%, 9.55% (C), 11/15/2040 (B)	165,551	165,655
PRET Trust
Series 2025-RPL1, Class A1, 4.00% (C), 07/25/2069 (B)	438,001	423,847
Series 2025-RPL2, Class A1, 4.00% (C), 08/25/2064 (B)	463,508	448,175
PRPM LLC
Series 2020-4, Class A1, 6.61% (C), 10/25/2025 (B)	349,406	349,183
Series 2024-RCF2, Class A1, 3.75% (C), 03/25/2054 (B)	202,391	196,854
Series 2025-RPL4, Class A1, 3.00% (C), 05/25/2055 (B)	596,226	557,369
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 5.00% (C), 07/25/2051 (B)	393,668	363,766
Series 2023-CES1, Class A1A, 6.52% (C), 06/25/2043 (B)	193,509	194,556
Series 2024-CES5, Class A1A, 5.85% (C), 08/25/2044 (B)	723,332	726,857
Series 2024-CES7, Class A1A, 5.16% (C), 10/25/2044 (B)	877,371	874,854
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust (continued)
Series 2024-CES8, Class A1A, 5.49% (C), 11/25/2044 (B)	$ 531,429	$ 532,471
Series 2024-CES9, Class A1A, 5.58% (C), 12/25/2044 (B)	451,526	453,449
Series 2025-CES1, Class A1A, 5.65% (C), 01/25/2045 (B)	196,646	197,815
Series 2025-CES2, Class A1A, 5.50% (C), 02/25/2055 (B)	551,474	554,104
Series 2025-CES3, Class A1A, 5.55% (C), 03/25/2055 (B)	242,758	244,216
Series 2025-CES6, Class A1A, 5.47% (C), 06/25/2055 (B)	222,000	223,115
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (C), 03/25/2054 (B)	268,506	271,806
Series 2024-FIG5, Class A, 6.26% (C), 04/25/2054 (B)	356,509	362,863
Series 2024-RTL6, Class A1, 7.44% (C), 07/25/2030 (B)	775,000	778,767
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, 1-Month Term SOFR + 1.54%, 5.85% (C), 11/15/2034 (B)	993,000	999,427
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (C), 05/25/2043 (B)	92,803	80,948
Series 2020-2, Class A19, 3.50% (C), 03/25/2050 (B)	40,529	36,172
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 5.31% (C), 01/15/2039 (B)	451,000	449,309
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.16% (C), 11/15/2038 (B)	83,884	83,832
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 1-Month Term SOFR + 1.29%, 5.60% (C), 04/15/2042 (B)	284,000	283,468
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1, 5.52% (C), 02/25/2040 (B)	260,000	260,031
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.80% (C), 12/10/2033 (B)	924,755	979,561
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 5.00% (C), 08/25/2051 (B)	538,258	499,804
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 5.33% (C), 07/15/2039 (B)	425,000	412,337
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1-Month Term SOFR + 1.36%, 5.68% (C), 02/15/2040 (B)	$ 83,746	$ 83,699
Series 2025-VTT, Class A, 5.27% (C), 03/15/2038 (B)	1,014,000	1,017,936
Total Mortgage-Backed Securities (Cost $58,744,072)		58,411,501
ASSET-BACKED SECURITIES - 4.8%
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	103,957	95,661
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028 (B)	20,139	20,102
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 5.85% (C), 07/20/2037 (B)	250,000	250,213
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A, 3-Month Term SOFR + 1.22%, 5.49% (C), 01/20/2035 (B)	895,249	894,443
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 5.65% (C), 07/15/2037 (B)	1,283,000	1,285,516
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 5.84% (C), 10/17/2037 (B)	1,284,000	1,288,443
CBAM Ltd.
Series 2019-11RA, Class A1, 3-Month Term SOFR + 1.44%, 5.71% (C), 01/20/2035 (B)	1,210,000	1,211,263
Series 2019-11RA, Class B, 3-Month Term SOFR + 2.01%, 6.28% (C), 01/20/2035 (B)	308,466	308,681
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (B)	440,947	436,229
Series 2020-1, Class B1, 2.28%, 07/15/2060 (B)	89,945	88,996
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	778,462	748,976
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	294,044	276,188
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (B)	725,133	726,974
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (B)	2,064,677	2,075,860
CIFC Funding Ltd.
Series 2021-7A, Class A1, 3-Month Term SOFR + 1.39%, 5.67% (C), 01/23/2035 (B)	375,000	375,722
Series 2021-7A, Class B, 3-Month Term SOFR + 1.86%, 6.14% (C), 01/23/2035 (B)	250,874	251,054
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1, 5.32%, 05/25/2050 (B)	$ 1,329,000	$ 1,347,952
Compass Datacenters Issuer III LLC
Series 2025-1A, Class A2, 5.66%, 02/25/2050 (B)	731,000	738,374
Series 2025-2A, Class A2, 5.84%, 02/25/2050 (B)	455,000	460,006
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (B)	161,146	162,825
CRB Securitization Trust
Series 2023-1, Class A, 6.96%, 10/20/2033 (B)	26,722	26,818
Croton Park CLO Ltd.
Series 2014-1A, Class A2, 3-Month Term SOFR + 1.56%, 5.82% (C), 10/15/2036 (B)	594,000	594,604
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B, 5.45%, 04/20/2048 (B)	157,090	153,251
Series 2023-2A, Class A2, 5.56%, 11/20/2048 (B)	173,519	176,002
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (B)	372,724	367,400
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (B)	135,000	131,460
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (B)	1,339,000	1,274,551
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	780,890
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2, 3-Month Term SOFR + 1.30%, 5.56% (C), 07/20/2038 (B)(E)	766,000	766,000
Exeter Automobile Receivables Trust
Series 2021-1A, Class D, 1.08%, 11/16/2026	11,657	11,639
FIGRE Trust
Series 2024-HE1, Class A, 6.17% (C), 03/25/2054 (B)	351,739	358,310
Series 2024-HE2, Class A, 6.38% (C), 05/25/2054 (B)	309,398	315,878
Series 2024-HE3, Class A, 5.94% (C), 07/25/2054 (B)	213,943	216,874
Series 2024-HE4, Class A, 5.06% (C), 09/25/2054 (B)	353,208	353,187
Series 2025-HE2, Class A, 5.78% (C), 03/25/2055 (B)	415,726	421,192
Series 2025-HE3, Class A, 5.56% (C), 05/25/2055 (B)	452,778	455,776
Series 2025-HE4, Class A, 5.41% (C), 07/25/2055 (B)(E)(F)	277,000	276,996
GoldenTree Loan Management U.S. CLO 17 Ltd.
Series 2023-17A, Class AR, 3-Month Term SOFR + 1.28%, 5.60% (C), 01/20/2039 (B)	950,000	951,663
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gracie Point International Funding LLC
Series 2024-1A, Class A, 3-Month SOFR Average + 1.70%, 6.12% (C), 03/01/2028 (B)	$ 287,000	$ 287,533
HPS Loan Management Ltd.
Series 2021-16A, Class B, 3-Month Term SOFR + 1.96%, 6.24% (C), 01/23/2035 (B)	250,000	250,277
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	126,066	127,847
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (B)(G)	439,000	435,977
M&T Equipment Notes
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (B)	192,618	193,821
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R, 3-Month Term SOFR + 1.36%, 5.63% (C), 07/18/2037 (B)	1,367,389	1,371,521
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 5.86% (C), 10/16/2037 (B)	435,000	435,574
Magnetite 50 Ltd.
Series 2025-50A, Class A1, 3-Month Term SOFR + 1.28%, 0.00% (C), 07/25/2038 (B)(E)	652,000	652,000
Marlette Funding Trust
Series 2023-2A, Class B, 6.54%, 06/15/2033 (B)	60,013	60,125
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A, 3-Month Term SOFR + 1.31%, 0.00% (C), 07/20/2039 (B)(E)	788,611	788,611
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	323,645
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A, 7.40% (C), 11/25/2031 (B)	448,050	455,143
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (B)	91,642	90,721
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	184,886	180,468
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	630,212	615,007
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 5.84% (C), 07/20/2037 (B)	337,764	338,266
Series 2020-8RA, Class AR, 3-Month Term SOFR + 1.25%, 5.53% (C), 10/17/2036 (B)	895,249	894,331
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, 3-Month Term SOFR + 1.28%, 5.54% (C), 07/19/2038 (B)(E)	$ 812,000	$ 812,000
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 5.85% (C), 10/19/2037 (B)	630,000	631,727
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,601,000	1,622,414
RCKT Mortgage Trust
Series 2023-CES3, Class A1A, 7.11% (C), 11/25/2043 (B)	316,105	320,887
Series 2024-CES1, Class A1A, 6.03% (C), 02/25/2044 (B)	395,911	398,176
Series 2024-CES2, Class A1A, 6.14% (C), 04/25/2044 (B)	1,100,158	1,107,922
Series 2024-CES3, Class A1A, 6.59% (C), 05/25/2044 (B)	400,462	405,639
Series 2024-CES6, Class A1A, 5.34% (C), 09/25/2044 (B)	557,213	557,160
Series 2025-CES5, Class A1A, 5.69% (C), 05/25/2055 (B)	306,788	309,512
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1, 3-Month Term SOFR + 1.41%, 5.68% (C), 01/20/2035 (B)	952,000	952,399
Series 2021-4A, Class B, 3-Month Term SOFR + 1.96%, 6.23% (C), 01/20/2035 (B)	264,465	264,707
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (C), 08/25/2053 (B)	883,801	909,133
Series 2023-FIG4, Class A, 6.72% (C), 11/25/2053 (B)	473,624	488,373
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	57,961	58,231
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 5.65% (C), 07/21/2037 (B)	957,000	959,166
Taco Bell Funding LLC
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (B)	205,342	186,721
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 5.64% (C), 10/21/2037 (B)	934,000	936,953
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (B)	1,953,558	1,882,635
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	559,602
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 5.82% (C), 07/20/2037 (B)	386,336	386,468
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wendy's Funding LLC
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (B)	$ 133,351	$ 122,563
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (B)	354,238	313,213
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	53,393	52,985
Total Asset-Backed Securities (Cost $42,032,792)		42,415,422
LOAN ASSIGNMENTS - 0.7%
Building Products - 0.1%
EMRLD Borrower LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.83% (C), 08/04/2031	1,192,568	1,189,089
Commercial Services & Supplies - 0.1%
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (C), 10/16/2031	476,400	478,038
Electric Utilities - 0.2%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.33% (C), 09/30/2031	554,808	554,114
Lightning Power LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.55% (C), 08/18/2031	1,057,012	1,058,169
		1,612,283
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.58% (C), 10/23/2028	918,063	917,919
Transportation Infrastructure - 0.2%
Genesee & Wyoming, Inc. Term Loan, 3-Month Term SOFR + 1.75%, 6.05% (C), 04/10/2031	1,511,200	1,502,230
Total Loan Assignments (Cost $5,698,252)		5,699,559

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (H)	1,702,130	1,702,130
Total Other Investment Company (Cost $1,702,130)		1,702,130
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp.,
1.80% (H), dated 06/30/2025, to be
repurchased at $6,430,220 on 07/01/2025.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $6,558,594.
$ 6,429,899	$ 6,429,899
Total Repurchase Agreement (Cost $6,429,899)	6,429,899
Total Investments (Cost $685,147,881)	882,564,411
Net Other Assets (Liabilities) - (0.2)%	(2,042,985)
Net Assets - 100.0%	$ 880,521,426
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$507,960,333	$—	$—	$507,960,333
U.S. Government Obligations	—	95,296,714	—	95,296,714
Corporate Debt Securities	—	90,720,068	—	90,720,068
U.S. Government Agency Obligations	—	73,928,785	—	73,928,785
Mortgage-Backed Securities	—	58,411,501	—	58,411,501
Asset-Backed Securities	—	42,415,422	—	42,415,422
Loan Assignments	—	5,699,559	—	5,699,559
Other Investment Company	1,702,130	—	—	1,702,130
Repurchase Agreement	—	6,429,899	—	6,429,899
Total Investments	$509,662,463	$372,901,948	$—	$882,564,411
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $135,667,547, representing 15.4% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $1,666,048, collateralized by cash collateral of $1,702,130. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2025, the total value of the securities is $276,996, representing 0.0% of the Portfolio’s net assets.
(G)	Restricted security. At June 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Asset-Backed Securities	Libra Solutions LLC, Series 2024-1A 5.88%, 09/30/2038	09/24/2024	$438,931	$435,977	0.0%*

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(H)	Rate disclosed reflects the yield at June 30, 2025.
(I)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $678,717,982) (including securities loaned of $1,666,048)	$876,134,512
Repurchase agreement, at value (cost $6,429,899)	6,429,899
Receivables and other assets:
Investments sold	1,639,253
Net income from securities lending	550
Shares of beneficial interest sold	15,442
Dividends	154,081
Interest	2,799,074
Prepaid expenses	3,884
Total assets	887,176,695
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,702,130
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	4,055,230
Shares of beneficial interest redeemed	94,499
Due to custodian	9,204
Investment management fees	506,786
Distribution and service fees	180,049
Transfer agent costs	1,082
Trustee and CCO fees	4,058
Audit and tax fees	18,943
Custody fees	27,142
Legal fees	3,563
Printing and shareholder reports fees	37,857
Other accrued expenses	14,726
Total liabilities	6,655,269
Net assets	$880,521,426
Net assets consist of:
Capital stock ($0.01 par value)	$469,204
Additional paid-in capital	503,837,691
Total distributable earnings (accumulated losses)	376,214,531
Net assets	$880,521,426
Net assets by class:
Initial Class	$16,549,276
Service Class	863,972,150
Shares outstanding:
Initial Class	863,023
Service Class	46,057,401
Net asset value and offering price per share:
Initial Class	$19.18
Service Class	18.76
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$2,717,896
Interest income	9,140,117
Net income from securities lending	11,183
Total investment income	11,869,196
Expenses:
Investment management fees	2,984,517
Distribution and service fees:
Service Class	1,061,183
Transfer agent costs	5,088
Trustee and CCO fees	21,875
Audit and tax fees	21,606
Custody fees	70,144
Legal fees	36,241
Printing and shareholder reports fees	39,422
Other	24,868
Total expenses	4,264,944
Net investment income (loss)	7,604,252
Net realized gain (loss) on:
Investments	49,947,166
Net change in unrealized appreciation (depreciation) on:
Investments	(612,912)
Net realized and change in unrealized gain (loss)	49,334,254
Net increase (decrease) in net assets resulting from operations	$56,938,506
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$7,604,252	$16,079,731
Net realized gain (loss)	49,947,166	106,618,735
Net change in unrealized appreciation (depreciation)	(612,912)	9,381,819
Net increase (decrease) in net assets resulting from operations	56,938,506	132,080,285
Dividends and/or distributions to shareholders:
Initial Class	—	(683,743)
Service Class	—	(37,312,107)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(37,995,850)
Capital share transactions:
Proceeds from shares sold:
Initial Class	280,204	1,285,148
Service Class	3,387,524	18,997,342
	3,667,728	20,282,490
Dividends and/or distributions reinvested:
Initial Class	—	683,743
Service Class	—	37,312,107
	—	37,995,850
Cost of shares redeemed:
Initial Class	(1,374,032)	(1,670,839)
Service Class	(90,262,669)	(187,745,936)
	(91,636,701)	(189,416,775)
Net increase (decrease) in net assets resulting from capital share transactions	(87,968,973)	(131,138,435)
Net increase (decrease) in net assets	(31,030,467)	(37,054,000)
Net assets:
Beginning of period/year	911,551,893	948,605,893
End of period/year	$880,521,426	$911,551,893
Capital share transactions - shares:
Shares issued:
Initial Class	15,668	72,806
Service Class	193,850	1,118,484
	209,518	1,191,290
Shares reinvested:
Initial Class	—	39,093
Service Class	—	2,175,633
	—	2,214,726
Shares redeemed:
Initial Class	(76,287)	(95,172)
Service Class	(5,126,453)	(10,950,583)
	(5,202,740)	(11,045,755)
Net increase (decrease) in shares outstanding:
Initial Class	(60,619)	16,727
Service Class	(4,932,603)	(7,656,466)
	(4,993,222)	(7,639,739)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$17.92	$16.24	$14.70	$20.24	$18.48	$17.08
Investment operations:
Net investment income (loss)(A)	0.18	0.34	0.30	0.21	0.17	0.24
Net realized and unrealized gain (loss)	1.08	2.10	1.92	(3.46)	2.70	2.18
Total investment operations	1.26	2.44	2.22	(3.25)	2.87	2.42
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.22)	(0.20)	(0.27)	(0.30)
Net realized gains	—	(0.41)	(0.46)	(2.09)	(0.84)	(0.72)
Total dividends and/or distributions to shareholders	—	(0.76)	(0.68)	(2.29)	(1.11)	(1.02)
Net asset value, end of period/year	$19.18	$17.92	$16.24	$14.70	$20.24	$18.48
Total return(B)	7.03%(C)	15.16%	15.24%	(16.51)%	15.71%	14.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,549	$16,552	$14,732	$12,537	$15,647	$14,443
Expenses to average net assets	0.74%(D)	0.74%	0.74%	0.74%	0.75%	0.76%
Net investment income (loss) to average net assets	2.00%(D)	1.94%	1.95%	1.24%	0.86%	1.41%
Portfolio turnover rate	40%(C)	67%	80%	90%	65%	86%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$17.55	$15.92	$14.42	$19.89	$18.18	$16.82
Investment operations:
Net investment income (loss)(A)	0.15	0.29	0.26	0.16	0.12	0.19
Net realized and unrealized gain (loss)	1.06	2.05	1.88	(3.39)	2.65	2.15
Total investment operations	1.21	2.34	2.14	(3.23)	2.77	2.34
Dividends and/or distributions to shareholders:
Net investment income	—	(0.30)	(0.18)	(0.15)	(0.22)	(0.26)
Net realized gains	—	(0.41)	(0.46)	(2.09)	(0.84)	(0.72)
Total dividends and/or distributions to shareholders	—	(0.71)	(0.64)	(2.24)	(1.06)	(0.98)
Net asset value, end of period/year	$18.76	$17.55	$15.92	$14.42	$19.89	$18.18
Total return(B)	6.89%(C)	14.85%	15.01%	(16.77)%	15.44%	14.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$863,972	$895,000	$933,874	$919,426	$1,264,435	$1,207,852
Expenses to average net assets	0.99%(D)	0.99%	0.99%	0.99%	1.00%	1.01%
Net investment income (loss) to average net assets	1.75%(D)	1.69%	1.69%	0.98%	0.61%	1.16%
Portfolio turnover rate	40%(C)	67%	80%	90%	65%	86%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $93.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2025, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,702,130	$—	$—	$—	$1,702,130
Total Borrowings	$1,702,130	$—	$—	$—	$1,702,130
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.735%
Over $250 million up to $500 million	0.705
Over $500 million up to $1 billion	0.650
Over $1 billion	0.630
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.79%	May 1, 2026
Service Class	1.04	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$131,441,237	$214,914,890	$224,600,603	$189,549,422
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$685,147,881	$210,932,405	$(13,515,875)	$197,416,530
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 10-year periods and below the benchmark for the past 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

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Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Janus Mid-Cap Growth VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 0.5%
StandardAero, Inc. (A)	142,545	$ 4,511,549
Biotechnology - 2.4%
Argenx SE, ADR (A)	12,933	7,128,928
Ascendis Pharma AS, ADR (A)	41,310	7,130,106
Revolution Medicines, Inc. (A)	96,770	3,560,169
Vaxcyte, Inc. (A)	124,000	4,031,240
		21,850,443
Capital Markets - 4.0%
Cboe Global Markets, Inc.	26,388	6,153,945
Charles Schwab Corp.	92,197	8,412,054
LPL Financial Holdings, Inc.	59,048	22,141,229
		36,707,228
Chemicals - 1.6%
Corteva, Inc.	195,781	14,591,558
Commercial Services & Supplies - 4.8%
Cimpress PLC (A)	87,018	4,089,846
Clean Harbors, Inc. (A)	51,785	11,971,656
RB Global, Inc.	106,239	11,281,520
Rentokil Initial PLC	694,356	3,350,105
Rentokil Initial PLC, ADR (B)	262,932	6,310,368
Veralto Corp.	70,125	7,079,119
		44,082,614
Construction & Engineering - 1.5%
API Group Corp. (A)	270,349	13,801,316
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree, Inc. (A)	55,822	5,528,611
Electric Utilities - 1.9%
Alliant Energy Corp.	290,965	17,594,654
Electrical Equipment - 1.2%
Sensata Technologies Holding PLC	378,952	11,410,245
Electronic Equipment, Instruments & Components - 7.4%
CDW Corp.	53,351	9,527,955
Flex Ltd. (A)	599,717	29,937,872
Ralliant Corp. (A)	37,051	1,796,635
TE Connectivity PLC	32,904	5,549,918
Teledyne Technologies, Inc. (A)	40,983	20,996,001
		67,808,381
Entertainment - 2.7%
Liberty Media Corp. - Liberty Formula One, Class C (A)	206,727	21,602,971
Liberty Media Corp. - Liberty Formula One, Class A (A)	28,708	2,726,112
		24,329,083
Financial Services - 2.5%
Chime Financial, Inc., Class A (A)	16,596	572,728
Global Payments, Inc.	59,807	4,786,952
WEX, Inc. (A)	118,599	17,421,007
		22,780,687
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 2.4%
JB Hunt Transport Services, Inc.	103,920	$ 14,922,912
TFI International, Inc.	75,045	6,729,285
		21,652,197
Health Care Equipment & Supplies - 7.1%
Boston Scientific Corp. (A)	222,200	23,866,502
Cooper Cos., Inc. (A)	67,985	4,837,813
Globus Medical, Inc., Class A (A)	68,619	4,049,893
ICU Medical, Inc. (A)	54,935	7,259,660
Lantheus Holdings, Inc. (A)	45,445	3,720,128
STERIS PLC	29,850	7,170,567
Teleflex, Inc.	119,738	14,172,190
		65,076,753
Hotels, Restaurants & Leisure - 3.9%
Aramark	404,383	16,931,516
DoorDash, Inc., Class A (A)	52,463	12,932,654
Entain PLC	470,498	5,827,408
		35,691,578
Industrial REITs - 0.5%
Lineage, Inc. (B)	95,652	4,162,775
Insurance - 6.4%
Intact Financial Corp.	141,456	32,893,000
W.R. Berkley Corp.	240,505	17,669,902
Willis Towers Watson PLC	25,357	7,771,921
		58,334,823
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (A)	65,670	1,987,831
IT Services - 3.8%
Amdocs Ltd.	169,338	15,450,399
GoDaddy, Inc., Class A (A)	107,762	19,403,626
		34,854,025
Life Sciences Tools & Services - 4.4%
Avantor, Inc. (A)	328,531	4,422,027
Illumina, Inc. (A)	47,424	4,524,724
Revvity, Inc.	215,579	20,850,801
Waters Corp. (A)	28,948	10,104,010
		39,901,562
Machinery - 2.7%
Fortive Corp.	194,948	10,162,639
Ingersoll Rand, Inc.	176,309	14,665,383
		24,828,022
Multi-Utilities - 2.7%
Ameren Corp.	137,975	13,251,119
DTE Energy Co.	83,558	11,068,093
		24,319,212
Oil, Gas & Consumable Fuels - 0.4%
ONEOK, Inc.	47,332	3,863,711
Passenger Airlines - 1.3%
Ryanair Holdings PLC, ADR (B)	214,811	12,388,150
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 8.1%
Broadridge Financial Solutions, Inc., ADR	73,994	$ 17,982,762
Dayforce, Inc. (A)	239,271	13,253,221
SS&C Technologies Holdings, Inc.	375,825	31,118,310
TransUnion	84,790	7,461,520
UL Solutions, Inc., Class A	57,570	4,194,550
		74,010,363
Real Estate Management & Development - 1.4%
CoStar Group, Inc. (A)	118,693	9,542,917
FirstService Corp.	17,367	3,032,626
		12,575,543
Semiconductors & Semiconductor Equipment - 4.6%
KLA Corp.	9,811	8,788,105
NXP Semiconductors NV	78,540	17,160,205
ON Semiconductor Corp. (A)	307,847	16,134,261
		42,082,571
Software - 10.2%
AppLovin Corp., Class A (A)	68,582	24,009,186
Constellation Software, Inc.	12,344	45,262,391
Dynatrace, Inc. (A)	103,919	5,737,368
PTC, Inc. (A)	74,746	12,881,726
Topicus.com, Inc. (A)(B)	41,251	5,168,227
		93,058,898
Specialized REITs - 1.1%
Lamar Advertising Co., Class A	86,654	10,516,329
Specialty Retail - 2.2%
Burlington Stores, Inc. (A)	22,889	5,324,897
CarMax, Inc. (A)	148,793	10,000,378
Wayfair, Inc., Class A (A)	87,610	4,480,375
		19,805,650
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.4%
Gildan Activewear, Inc.	269,250	$ 13,257,870
Trading Companies & Distributors - 2.7%
Ferguson Enterprises, Inc.	112,544	24,506,456
Total Common Stocks (Cost $719,593,220)		901,870,688
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (C)	217,289	217,289
Total Other Investment Company (Cost $217,289)		217,289

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.80% (C), dated 06/30/2025, to be repurchased at $12,836,001 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $13,092,232.	$ 12,835,360	12,835,360
Total Repurchase Agreement (Cost $12,835,360)		12,835,360
Total Investments (Cost $732,645,869)		914,923,337
Net Other Assets (Liabilities) - 0.0%*		308,605
Net Assets - 100.0%		$ 915,231,942
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$892,693,175	$9,177,513	$—	$901,870,688
Other Investment Company	217,289	—	—	217,289
Repurchase Agreement	—	12,835,360	—	12,835,360
Total Investments	$892,910,464	$22,012,873	$—	$914,923,337
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,275,896, collateralized by cash collateral of $217,289 and non-cash collateral, such as U.S. government securities of $5,171,776. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2025.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $719,810,509) (including securities loaned of $5,275,896)	$902,087,977
Repurchase agreement, at value (cost $12,835,360)	12,835,360
Foreign currency, at value (cost $117,287)	117,639
Receivables and other assets:
Investments sold	1,344,723
Net income from securities lending	1,475
Shares of beneficial interest sold	21,520
Dividends	651,449
Interest	642
Prepaid expenses	3,862
Total assets	917,064,647
Liabilities:
Cash collateral received upon return of:
Securities on loan	217,289
Payables and other liabilities:
Investments purchased	73,061
Shares of beneficial interest redeemed	664,570
Due to custodian	67,703
Investment management fees	588,857
Distribution and service fees	46,362
Transfer agent costs	1,082
Trustee and CCO fees	3,881
Audit and tax fees	12,038
Custody fees	11,742
Legal fees	2,623
Printing and shareholder reports fees	127,794
Other accrued expenses	15,703
Total liabilities	1,832,705
Net assets	$915,231,942
Net assets consist of:
Capital stock ($0.01 par value)	$275,764
Additional paid-in capital	601,354,216
Total distributable earnings (accumulated losses)	313,601,962
Net assets	$915,231,942
Net assets by class:
Initial Class	$692,862,605
Service Class	222,369,337
Shares outstanding:
Initial Class	20,337,487
Service Class	7,238,893
Net asset value and offering price per share:
Initial Class	$34.07
Service Class	30.72
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$3,888,336
Interest income	102,504
Net income from securities lending	10,805
Withholding taxes on foreign income	(104,718)
Total investment income	3,896,927
Expenses:
Investment management fees	3,410,119
Distribution and service fees:
Service Class	268,456
Transfer agent costs	5,186
Trustee and CCO fees	22,209
Audit and tax fees	14,809
Custody fees	34,024
Legal fees	36,171
Printing and shareholder reports fees	130,967
Other	28,010
Total expenses	3,949,951
Net investment income (loss)	(53,024)
Net realized gain (loss) on:
Investments	29,840,552
Foreign currency transactions	2,351
Net realized gain (loss)	29,842,903
Net change in unrealized appreciation (depreciation) on:
Investments	1,129,743
Translation of assets and liabilities denominated in foreign currencies	285
Net change in unrealized appreciation (depreciation)	1,130,028
Net realized and change in unrealized gain (loss)	30,972,931
Net increase (decrease) in net assets resulting from operations	$30,919,907
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$(53,024)	$110,475
Net realized gain (loss)	29,842,903	102,071,803
Net change in unrealized appreciation (depreciation)	1,130,028	24,680,723
Net increase (decrease) in net assets resulting from operations	30,919,907	126,863,001
Dividends and/or distributions to shareholders:
Initial Class	—	(41,044,497)
Service Class	—	(14,461,681)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(55,506,178)
Capital share transactions:
Proceeds from shares sold:
Initial Class	5,100,521	9,537,977
Service Class	4,270,217	14,387,592
	9,370,738	23,925,569
Dividends and/or distributions reinvested:
Initial Class	—	41,044,497
Service Class	—	14,461,681
	—	55,506,178
Cost of shares redeemed:
Initial Class	(30,618,326)	(216,236,987)
Service Class	(12,733,125)	(33,344,710)
	(43,351,451)	(249,581,697)
Net increase (decrease) in net assets resulting from capital share transactions	(33,980,713)	(170,149,950)
Net increase (decrease) in net assets	(3,060,806)	(98,793,127)
Net assets:
Beginning of period/year	918,292,748	1,017,085,875
End of period/year	$915,231,942	$918,292,748
Capital share transactions - shares:
Shares issued:
Initial Class	153,934	291,866
Service Class	144,424	486,416
	298,358	778,282
Shares reinvested:
Initial Class	—	1,254,800
Service Class	—	489,397
	—	1,744,197
Shares redeemed:
Initial Class	(941,578)	(6,752,715)
Service Class	(433,685)	(1,124,804)
	(1,375,263)	(7,877,519)
Net increase (decrease) in shares outstanding:
Initial Class	(787,644)	(5,206,049)
Service Class	(289,261)	(148,991)
	(1,076,905)	(5,355,040)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$32.89	$30.53	$31.45	$44.53	$43.28	$39.58
Investment operations:
Net investment income (loss)(A)	0.01	0.02	0.05	(0.00)(B)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.17	4.36	5.02	(7.20)	7.25	6.95
Total investment operations	1.18	4.38	5.07	(7.20)	7.24	6.97
Dividends and/or distributions to shareholders:
Net investment income	—	(0.04)	—	—	(0.13)	(0.09)
Net realized gains	—	(1.98)	(5.99)	(5.88)	(5.86)	(3.18)
Total dividends and/or distributions to shareholders	—	(2.02)	(5.99)	(5.88)	(5.99)	(3.27)
Net asset value, end of period/year	$34.07	$32.89	$30.53	$31.45	$44.53	$43.28
Total return(C)	3.59%(D)	14.39%	17.04%	(16.72)%	17.30%	19.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$692,863	$694,770	$803,925	$715,712	$1,160,263	$870,326
Expenses to average net assets	0.83%(E)	0.84%	0.86%	0.81%	0.82%	0.83%
Net investment income (loss) to average net assets	0.05%(E)	0.07%	0.15%	(0.00)%(F)	(0.03)%	0.06%
Portfolio turnover rate	8%(D)	14%	14%	17%	25%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$29.69	$27.77	$29.15	$41.87	$41.04	$37.71
Investment operations:
Net investment income (loss)(A)	(0.03)	(0.05)	(0.03)	(0.08)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	1.06	3.95	4.64	(6.76)	6.80	6.59
Total investment operations	1.03	3.90	4.61	(6.84)	6.73	6.52
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.04)	(0.01)
Net realized gains	—	(1.98)	(5.99)	(5.88)	(5.86)	(3.18)
Total dividends and/or distributions to shareholders	—	(1.98)	(5.99)	(5.88)	(5.90)	(3.19)
Net asset value, end of period/year	$30.72	$29.69	$27.77	$29.15	$41.87	$41.04
Total return(B)	3.47%(C)	14.07%	16.80%	(16.93)%	16.99%	18.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$222,369	$223,523	$213,161	$196,429	$271,568	$247,889
Expenses to average net assets	1.08%(D)	1.09%	1.11%	1.06%	1.07%	1.08%
Net investment income (loss) to average net assets	(0.20)%(D)	(0.17)%	(0.10)%	(0.24)%	(0.16)%	(0.20)%
Portfolio turnover rate	8%(C)	14%	14%	17%	25%	15%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$217,289	$—	$—	$—	$217,289
Total Borrowings	$217,289	$—	$—	$—	$217,289
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.805%
Over $250 million up to $750 million	0.760
Over $750 million up to $1 billion	0.750
Over $1 billion up to $2 billion	0.690
Over $2 billion	0.680
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2026
Service Class	1.13	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$72,742,438	$—	$100,351,616	$—
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$732,645,869	$272,686,001	$(90,408,533)	$182,277,468
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on November 1, 2024 and was not fully reflected in the comparative data.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Conservative VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Fund - 1.2%
Transamerica Strategic Income (A)	1,053,113	$ 9,193,673
International Equity Funds - 11.7%
Transamerica BlackRock Real Estate Securities VP (A)	1,418,503	14,596,391
Transamerica Emerging Markets Equity (A)	216,273	2,061,083
Transamerica International Equity (A)	949,193	23,312,192
Transamerica International Focus (A)	3,551,764	26,354,089
Transamerica International Small Cap Value (A)	1,105,906	19,795,715
		86,119,470
International Mixed Allocation Fund - 22.9%
Transamerica Aegon Bond VP (A)	17,103,893	168,473,351
U.S. Equity Funds - 28.1%
Transamerica Janus Mid-Cap Growth VP (A)	3,076	104,795
Transamerica JPMorgan Enhanced Index VP (A)	1,385,249	41,709,846
Transamerica Large Cap Value (A)	3,943,033	61,353,599
Transamerica Mid Cap Growth (A)	13,132	149,833
Transamerica Mid Cap Value Opportunities (A)	946	10,495
Transamerica Small Cap Value (A)	70,012	331,155
Transamerica T. Rowe Price Small Cap VP (A)	19,756	245,763
Transamerica WMC US Growth VP (A)	2,321,994	103,050,113
		206,955,599
U.S. Fixed Income Funds - 33.6%
Transamerica Core Bond (A)	14,955,596	128,618,126
Transamerica Floating Rate (A)	1,027,119	9,223,524
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	8,144,921	$ 66,951,252
Transamerica Long Credit (A)	4,518,628	42,294,359
		247,087,261
Total Investment Companies (Cost $664,229,899)		717,829,354

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.5%
U.S. Treasury - 1.5%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 11,326,400	11,325,958
Total U.S. Government Obligation (Cost $11,339,343)		11,325,958
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (C), dated 06/30/2025, to be repurchased at $7,421,723 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $7,569,931.	7,421,352	7,421,352
Total Repurchase Agreement (Cost $7,421,352)		7,421,352
Total Investments (Cost $682,990,594)		736,576,664
Net Other Assets (Liabilities) - (0.0)%*		(362,465)
Net Assets - 100.0%		$ 736,214,199
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	201	09/30/2025	$21,599,944	$21,909,000	$309,056	$—
10-Year U.S. Treasury Notes	125	09/19/2025	13,733,874	14,015,625	281,751	—
30-Year U.S. Treasury Bonds	156	09/19/2025	17,302,857	18,013,125	710,268	—
CAD Currency	64	09/16/2025	4,701,809	4,715,520	13,711	—
E-Mini Russell 2000® Index	57	09/19/2025	6,082,308	6,246,345	164,037	—
EUR Currency	152	09/15/2025	21,987,533	22,488,400	500,867	—
Euro-BTP Italy Government Bonds	276	09/08/2025	39,213,839	39,338,840	125,001	—
FTSE 100 Index	121	09/19/2025	14,736,974	14,598,534	—	(138,440)
GBP Currency	86	09/15/2025	7,294,320	7,377,188	82,868	—
Hong Kong Hang Seng Index	118	07/30/2025	18,020,191	18,101,466	81,275	—
JPY Currency	83	09/15/2025	7,236,427	7,256,794	20,367	—
MSCI Emerging Markets Index	801	09/19/2025	47,904,922	49,401,675	1,496,753	—
S&P Midcap 400® E-Mini Index	33	09/19/2025	10,113,580	10,314,150	200,570	—
TOPIX Index	57	09/11/2025	11,034,310	11,302,628	268,318	—
Total					$4,254,842	$(138,440)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(86)	09/19/2025	$(9,582,127)	$(9,826,844)	$—	$(244,717)
CHF Currency	(118)	09/15/2025	(18,146,805)	(18,771,588)	—	(624,783)
German Euro BUXL	(65)	09/08/2025	(9,291,431)	(9,091,541)	199,890	—
MSCI EAFE Index	(102)	09/19/2025	(13,403,454)	(13,676,670)	—	(273,216)
S&P 500® E-Mini Index	(72)	09/19/2025	(21,920,665)	(22,513,500)	—	(592,835)
S&P/ASX 200 Index	(78)	09/18/2025	(10,947,563)	(10,956,325)	—	(8,762)
S&P/TSX 60 Index	(71)	09/18/2025	(16,514,331)	(16,684,413)	—	(170,082)
Total					$199,890	$(1,914,395)
Total Futures Contracts					$4,454,732	$(2,052,835)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$717,829,354	$—	$—	$717,829,354
U.S. Government Obligation	—	11,325,958	—	11,325,958
Repurchase Agreement	—	7,421,352	—	7,421,352
Total Investments	$717,829,354	$18,747,310	$—	$736,576,664
Other Financial Instruments
Futures Contracts (E)	$4,454,732	$—	$—	$4,454,732
Total Other Financial Instruments	$4,454,732	$—	$—	$4,454,732
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,052,835)	$—	$—	$(2,052,835)
Total Other Financial Instruments	$(2,052,835)	$—	$—	$(2,052,835)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$182,373,275	$—	$(20,560,959)	$(3,974,580)	$10,635,615	$168,473,351	17,103,893	$—	$—
Transamerica BlackRock Real Estate Securities VP	15,454,460	—	(1,877,964)	(24,055)	1,043,950	14,596,391	1,418,503	—	—
Transamerica Core Bond	162,496,428	3,066,743	(38,982,645)	(2,043,435)	4,081,035	128,618,126	14,955,596	3,066,743	—
Transamerica Emerging Markets Equity	1,715,046	—	—	—	346,037	2,061,083	216,273	—	—
Transamerica Floating Rate	8,954,598	337,676	—	—	(68,750)	9,223,524	1,027,119	337,676	—
Transamerica High Yield Bond	64,311,235	2,303,887	—	—	336,130	66,951,252	8,144,921	2,303,887	—
Transamerica International Equity	19,268,628	—	—	—	4,043,564	23,312,192	949,193	—	—
Transamerica International Focus	23,015,430	—	—	—	3,338,659	26,354,089	3,551,764	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap Value	$15,560,096	$—	$—	$—	$4,235,619	$19,795,715	1,105,906	$—	$—
Transamerica Janus Mid- Cap Growth VP	101,165	—	—	—	3,630	104,795	3,076	—	—
Transamerica JPMorgan Enhanced Index VP	39,576,562	—	—	—	2,133,284	41,709,846	1,385,249	—	—
Transamerica Large Cap Value	61,870,354	363,075	(5,029,140)	297,994	3,851,316	61,353,599	3,943,033	363,075	—
Transamerica Long Credit	43,061,651	1,101,649	(2,284,416)	90,777	324,698	42,294,359	4,518,628	1,101,649	—
Transamerica Mid Cap Growth	133,681	—	—	—	16,152	149,833	13,132	—	—
Transamerica Mid Cap Value Opportunities	10,051	—	—	—	444	10,495	946	—	—
Transamerica Small Cap Value	345,857	—	—	—	(14,702)	331,155	70,012	—	—
Transamerica Strategic Income	8,842,348	257,370	—	—	93,955	9,193,673	1,053,113	257,370	—
Transamerica T. Rowe Price Small Cap VP	244,973	—	—	—	790	245,763	19,756	—	—
Transamerica WMC US Growth VP	103,325,455	—	(5,029,140)	556,183	4,197,615	103,050,113	2,321,994	—	—
Total	$750,661,293	$7,430,400	$(73,764,264)	$(5,097,116)	$38,599,041	$717,829,354	61,802,107	$7,430,400	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $11,326,842.
(C)	Rate disclosed reflects the yield at June 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $664,229,899)	$717,829,354
Unaffiliated investments, at value (cost $11,339,343)	11,325,958
Repurchase agreement, at value (cost $7,421,352)	7,421,352
Receivables and other assets:
Shares of beneficial interest sold	287
Dividends from affiliated investments	1,156,216
Interest	201,164
Variation margin receivable on futures contracts	457,184
Prepaid expenses	3,237
Total assets	738,394,752
Liabilities:
Payables and other liabilities:
Investments purchased	1,156,216
Shares of beneficial interest redeemed	750,955
Investment management fees	75,448
Distribution and service fees	121,140
Transfer agent costs	904
Trustee and CCO fees	3,612
Audit and tax fees	12,832
Custody fees	5,614
Legal fees	3,423
Printing and shareholder reports fees	35,399
Other accrued expenses	15,010
Total liabilities	2,180,553
Net assets	$736,214,199
Net assets consist of:
Capital stock ($0.01 par value)	$803,458
Additional paid-in capital	784,467,229
Total distributable earnings (accumulated losses)	(49,056,488)
Net assets	$736,214,199
Net assets by class:
Initial Class	$157,071,159
Service Class	579,143,040
Shares outstanding:
Initial Class	16,925,844
Service Class	63,419,970
Net asset value and offering price per share:
Initial Class	$9.28
Service Class	9.13
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$7,430,400
Interest income from unaffiliated investments	325,759
Total investment income	7,756,159
Expenses:
Investment management fees	449,860
Distribution and service fees:
Service Class	724,692
Transfer agent costs	4,308
Trustee and CCO fees	18,718
Audit and tax fees	14,911
Custody fees	25,198
Legal fees	31,073
Printing and shareholder reports fees	37,014
Other	68,313
Total expenses	1,374,087
Net investment income (loss)	6,382,072
Net realized gain (loss) on:
Affiliated investments	(5,097,116)
Unaffiliated investments	(488)
Futures contracts	(18,380,692)
Net realized gain (loss)	(23,478,296)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	38,599,041
Unaffiliated investments	(14,306)
Futures contracts	5,662,423
Translation of assets and liabilities denominated in foreign currencies	11,403
Net change in unrealized appreciation (depreciation)	44,258,561
Net realized and change in unrealized gain (loss)	20,780,265
Net increase (decrease) in net assets resulting from operations	$27,162,337
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$6,382,072	$26,643,814
Net realized gain (loss)	(23,478,296)	(10,736,800)
Net change in unrealized appreciation (depreciation)	44,258,561	28,666,688
Net increase (decrease) in net assets resulting from operations	27,162,337	44,573,702
Dividends and/or distributions to shareholders:
Initial Class	—	(3,282,380)
Service Class	—	(11,487,980)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,770,360)
Capital share transactions:
Proceeds from shares sold:
Initial Class	5,239,797	11,438,231
Service Class	1,715,796	4,468,504
	6,955,593	15,906,735
Dividends and/or distributions reinvested:
Initial Class	—	3,282,380
Service Class	—	11,487,980
	—	14,770,360
Cost of shares redeemed:
Initial Class	(12,451,873)	(27,113,459)
Service Class	(54,531,808)	(118,106,573)
	(66,983,681)	(145,220,032)
Net increase (decrease) in net assets resulting from capital share transactions	(60,028,088)	(114,542,937)
Net increase (decrease) in net assets	(32,865,751)	(84,739,595)
Net assets:
Beginning of period/year	769,079,950	853,819,545
End of period/year	$736,214,199	$769,079,950
Capital share transactions - shares:
Shares issued:
Initial Class	578,321	1,292,161
Service Class	193,960	515,296
	772,281	1,807,457
Shares reinvested:
Initial Class	—	365,929
Service Class	—	1,299,545
	—	1,665,474
Shares redeemed:
Initial Class	(1,388,758)	(3,062,649)
Service Class	(6,163,371)	(13,540,516)
	(7,552,129)	(16,603,165)
Net increase (decrease) in shares outstanding:
Initial Class	(810,437)	(1,404,559)
Service Class	(5,969,411)	(11,725,675)
	(6,779,848)	(13,130,234)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$8.93	$8.62	$8.24	$11.50	$11.30	$10.66
Investment operations:
Net investment income (loss)(A)	0.09	0.31	0.20	0.20	0.50	0.27
Net realized and unrealized gain (loss)	0.26	0.18	0.37	(1.93)	0.16	0.91
Total investment operations	0.35	0.49	0.57	(1.73)	0.66	1.18
Dividends and/or distributions to shareholders:
Net investment income	—	(0.18)	(0.19)	(0.58)	(0.28)	(0.27)
Net realized gains	—	—	—	(0.95)	(0.18)	(0.27)
Total dividends and/or distributions to shareholders	—	(0.18)	(0.19)	(1.53)	(0.46)	(0.54)
Net asset value, end of period/year	$9.28	$8.93	$8.62	$8.24	$11.50	$11.30
Total return(B)	3.92%(C)	5.72%	7.05%	(15.35)%	5.90%	11.47%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$157,071	$158,423	$164,970	$169,834	$227,524	$252,776
Expenses to average net assets(D)	0.18%(E)	0.17%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss) to average net assets	1.94%(E)	3.48%	2.42%	2.06%	4.36%	2.52%
Portfolio turnover rate	— %(C)	16%	40%	24%	25%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$8.80	$8.49	$8.11	$11.34	$11.15	$10.52
Investment operations:
Net investment income (loss)(A)	0.07	0.28	0.18	0.17	0.47	0.23
Net realized and unrealized gain (loss)	0.26	0.19	0.37	(1.91)	0.16	0.91
Total investment operations	0.33	0.47	0.55	(1.74)	0.63	1.14
Dividends and/or distributions to shareholders:
Net investment income	—	(0.16)	(0.17)	(0.54)	(0.26)	(0.24)
Net realized gains	—	—	—	(0.95)	(0.18)	(0.27)
Total dividends and/or distributions to shareholders	—	(0.16)	(0.17)	(1.49)	(0.44)	(0.51)
Net asset value, end of period/year	$9.13	$8.80	$8.49	$8.11	$11.34	$11.15
Total return(B)	3.75%(C)	5.52%	6.83%	(15.61)%	5.63%	11.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$579,143	$610,657	$688,850	$757,919	$1,039,178	$1,106,102
Expenses to average net assets(D)	0.43%(E)	0.42%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets	1.68%(E)	3.21%	2.15%	1.80%	4.14%	2.25%
Portfolio turnover rate	— %(C)	16%	40%	24%	25%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$1,625,966	$617,813	$2,210,953	$—	$—	$4,454,732
Total	$1,625,966	$617,813	$2,210,953	$—	$—	$4,454,732
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(244,717)	$(624,783)	$(1,183,335)	$—	$—	$(2,052,835)
Total	$(244,717)	$(624,783)	$(1,183,335)	$—	$—	$(2,052,835)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,783,534)	$315,072	$(16,912,230)	$—	$—	$(18,380,692)
Total	$(1,783,534)	$315,072	$(16,912,230)	$—	$—	$(18,380,692)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,530,668	$(188,479)	$3,320,234	$—	$—	$5,662,423
Total	$2,530,668	$(188,479)	$3,320,234	$—	$—	$5,662,423
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$248,969,719
Average notional value of contracts — short	(113,709,970)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2026
Service Class	0.45	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$—	$—	$73,764,264	$14,702,544
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$682,990,594	$60,514,413	$(4,526,446)	$55,987,967
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
11. SUBSEQUENT EVENT
Effective August 1, 2025, the Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio's management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Growth VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.7%
International Equity Funds - 23.1%
Transamerica BlackRock Real Estate Securities VP (A)	2,083,419	$ 21,438,382
Transamerica Emerging Markets Equity (A)	570,112	5,433,170
Transamerica International Equity (A)	3,165,414	77,742,563
Transamerica International Focus (A)	11,556,257	85,747,424
Transamerica International Small Cap Value (A)	3,333,876	59,676,384
		250,037,923
U.S. Equity Funds - 64.8%
Transamerica Janus Mid-Cap Growth VP (A)	260,725	8,882,902
Transamerica JPMorgan Enhanced Index VP (A)	12,931,504	389,367,593
Transamerica Large Cap Value (A)	7,467,014	116,186,741
Transamerica Mid Cap Growth (A)	888,644	10,139,433
Transamerica Mid Cap Value Opportunities (A)	781,372	8,665,413
Transamerica Small Cap Value (A)	1,205,133	5,700,277
Transamerica T. Rowe Price Small Cap VP (A)	446,025	5,548,553
Transamerica WMC US Growth VP (A)	3,542,527	157,217,350
		701,708,262
U.S. Fixed Income Funds - 8.8%
Transamerica Aegon High Yield Bond VP (A)	9,214,317	67,080,231
Transamerica Floating Rate (A)	3,145,343	28,245,177
		95,325,408
Total Investment Companies (Cost $874,438,706)		1,047,071,593

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 22,535,600	$ 22,534,720
Total U.S. Government Obligation (Cost $22,539,901)		22,534,720
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.80% (C), dated 06/30/2025, to be repurchased at $12,773,296 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $13,028,120.	12,772,658	12,772,658
Total Repurchase Agreement (Cost $12,772,658)		12,772,658
Total Investments (Cost $909,751,265)		1,082,378,971
Net Other Assets (Liabilities) - 0.0%*		502,018
Net Assets - 100.0%		$ 1,082,880,989
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	280	09/16/2025	$20,570,419	$20,630,400	$59,981	$—
E-Mini Russell 2000® Index	142	09/19/2025	15,152,415	15,561,070	408,655	—
EUR Currency	221	09/15/2025	31,969,289	32,696,950	727,661	—
FTSE 100 Index	176	09/19/2025	21,435,594	21,234,232	—	(201,362)
GBP Currency	125	09/15/2025	10,602,212	10,722,656	120,444	—
Hong Kong Hang Seng Index	207	07/30/2025	31,611,692	31,754,266	142,574	—
JPY Currency	121	09/15/2025	10,560,548	10,579,181	18,633	—
MSCI Emerging Markets Index	2,060	09/19/2025	123,201,174	127,050,500	3,849,326	—
S&P 500® E-Mini Index	106	09/19/2025	32,273,200	33,144,875	871,675	—
S&P Midcap 400® E-Mini Index	70	09/19/2025	21,453,054	21,878,500	425,446	—
TOPIX Index	82	09/11/2025	15,873,294	16,259,922	386,628	—
Total					$7,011,023	$(201,362)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(465)	09/30/2025	$(49,965,019)	$(50,685,000)	$—	$(719,981)
CHF Currency	(171)	09/15/2025	(26,297,495)	(27,202,894)	—	(905,399)
MSCI EAFE Index	(229)	09/19/2025	(30,092,069)	(30,705,465)	—	(613,396)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P/ASX 200 Index	(150)	09/18/2025	$(21,053,000)	$(21,069,856)	$—	$(16,856)
S&P/TSX 60 Index	(109)	09/18/2025	(25,352,988)	(25,614,100)	—	(261,112)
Total					$—	$(2,516,744)
Total Futures Contracts					$7,011,023	$(2,718,106)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,047,071,593	$—	$—	$1,047,071,593
U.S. Government Obligation	—	22,534,720	—	22,534,720
Repurchase Agreement	—	12,772,658	—	12,772,658
Total Investments	$1,047,071,593	$35,307,378	$—	$1,082,378,971
Other Financial Instruments
Futures Contracts (E)	$7,011,023	$—	$—	$7,011,023
Total Other Financial Instruments	$7,011,023	$—	$—	$7,011,023
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,718,106)	$—	$—	$(2,718,106)
Total Other Financial Instruments	$(2,718,106)	$—	$—	$(2,718,106)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon High Yield Bond VP	$73,279,041	$—	$(8,783,330)	$194,835	$2,389,685	$67,080,231	9,214,317	$—	$—
Transamerica BlackRock Real Estate Securities VP	20,084,159	—	—	—	1,354,223	21,438,382	2,083,419	—	—
Transamerica Emerging Markets Equity	4,520,991	—	—	—	912,179	5,433,170	570,112	—	—
Transamerica Floating Rate	29,649,461	1,079,679	(2,195,832)	(60,297)	(227,834)	28,245,177	3,145,343	1,079,679	—
Transamerica International Equity	66,140,342	—	(1,803,621)	341,250	13,064,592	77,742,563	3,165,414	—	—
Transamerica International Focus	76,872,206	—	(1,803,620)	(1,021,438)	11,700,276	85,747,424	11,556,257	—	—
Transamerica International Small Cap Value	48,311,230	—	(1,352,715)	213,482	12,504,387	59,676,384	3,333,876	—	—
Transamerica Janus Mid- Cap Growth VP	8,575,247	—	—	—	307,655	8,882,902	260,725	—	—
Transamerica JPMorgan Enhanced Index VP	377,840,937	—	(7,213,502)	(132,115)	18,872,273	389,367,593	12,931,504	—	—
Transamerica Large Cap Value	122,080,797	693,566	(14,504,092)	2,359,658	5,556,812	116,186,741	7,467,014	693,566	—
Transamerica Mid Cap Growth	9,046,400	—	—	—	1,093,033	10,139,433	888,644	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value Opportunities	$8,298,168	$—	$—	$—	$367,245	$8,665,413	781,372	$—	$—
Transamerica Small Cap Value	5,953,355	—	—	—	(253,078)	5,700,277	1,205,133	—	—
Transamerica T. Rowe Price Small Cap VP	5,530,713	—	—	—	17,840	5,548,553	446,025	—	—
Transamerica WMC US Growth VP	165,077,645	—	(14,440,132)	257,814	6,322,023	157,217,350	3,542,527	—	—
Total	$1,021,260,692	$1,773,245	$(52,096,844)	$2,153,189	$73,981,311	$1,047,071,593	60,591,682	$1,773,245	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $21,509,440.
(C)	Rate disclosed reflects the yield at June 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $874,438,706)	$1,047,071,593
Unaffiliated investments, at value (cost $22,539,901)	22,534,720
Repurchase agreement, at value (cost $12,772,658)	12,772,658
Receivables and other assets:
Shares of beneficial interest sold	21,352
Dividends from affiliated investments	178,475
Interest	400,148
Variation margin receivable on futures contracts	842,942
Prepaid expenses	4,629
Total assets	1,083,826,517
Liabilities:
Payables and other liabilities:
Investments purchased	178,475
Shares of beneficial interest redeemed	497,769
Investment management fees	109,429
Distribution and service fees	61,110
Transfer agent costs	1,182
Trustee and CCO fees	4,294
Audit and tax fees	13,415
Custody fees	4,647
Legal fees	13,625
Printing and shareholder reports fees	44,425
Other accrued expenses	17,157
Total liabilities	945,528
Net assets	$1,082,880,989
Net assets consist of:
Capital stock ($0.01 par value)	$859,725
Additional paid-in capital	858,488,452
Total distributable earnings (accumulated losses)	223,532,812
Net assets	$1,082,880,989
Net assets by class:
Initial Class	$787,139,196
Service Class	295,741,793
Shares outstanding:
Initial Class	62,173,134
Service Class	23,799,326
Net asset value and offering price per share:
Initial Class	$12.66
Service Class	12.43
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,773,245
Interest income from unaffiliated investments	500,011
Total investment income	2,273,256
Expenses:
Investment management fees	626,255
Distribution and service fees:
Service Class	352,801
Transfer agent costs	5,921
Trustee and CCO fees	25,667
Audit and tax fees	16,355
Custody fees	29,564
Legal fees	52,902
Printing and shareholder reports fees	47,166
Index fees	5,690
Filing fees	7,334
Other	59,852
Total expenses	1,229,507
Net investment income (loss)	1,043,749
Net realized gain (loss) on:
Affiliated investments	2,153,189
Unaffiliated investments	4,599
Futures contracts	(5,550,867)
Net realized gain (loss)	(3,393,079)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	73,981,311
Unaffiliated investments	(6,487)
Futures contracts	11,985,437
Translation of assets and liabilities denominated in foreign currencies	(2,384)
Net change in unrealized appreciation (depreciation)	85,957,877
Net realized and change in unrealized gain (loss)	82,564,798
Net increase (decrease) in net assets resulting from operations	$83,608,547
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,043,749	$15,130,502
Net realized gain (loss)	(3,393,079)	51,768,261
Net change in unrealized appreciation (depreciation)	85,957,877	88,096,544
Net increase (decrease) in net assets resulting from operations	83,608,547	154,995,307
Dividends and/or distributions to shareholders:
Initial Class	—	(23,915,687)
Service Class	—	(8,887,447)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(32,803,134)
Capital share transactions:
Proceeds from shares sold:
Initial Class	5,435,012	10,532,185
Service Class	3,804,060	14,516,459
	9,239,072	25,048,644
Dividends and/or distributions reinvested:
Initial Class	—	23,915,687
Service Class	—	8,887,447
	—	32,803,134
Cost of shares redeemed:
Initial Class	(36,431,855)	(69,337,368)
Service Class	(25,897,301)	(40,655,421)
	(62,329,156)	(109,992,789)
Net increase (decrease) in net assets resulting from capital share transactions	(53,090,084)	(52,141,011)
Net increase (decrease) in net assets	30,518,463	70,051,162
Net assets:
Beginning of period/year	1,052,362,526	982,311,364
End of period/year	$1,082,880,989	$1,052,362,526
Capital share transactions - shares:
Shares issued:
Initial Class	455,401	927,520
Service Class	324,982	1,309,277
	780,383	2,236,797
Shares reinvested:
Initial Class	—	2,074,214
Service Class	—	783,725
	—	2,857,939
Shares redeemed:
Initial Class	(3,116,094)	(6,128,850)
Service Class	(2,244,791)	(3,637,735)
	(5,360,885)	(9,766,585)
Net increase (decrease) in shares outstanding:
Initial Class	(2,660,693)	(3,127,116)
Service Class	(1,919,809)	(1,544,733)
	(4,580,502)	(4,671,849)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$11.68	$10.36	$8.88	$15.70	$14.19	$12.54
Investment operations:
Net investment income (loss)(A)	0.02	0.17	0.15	0.19	0.73	0.26
Net realized and unrealized gain (loss)	0.96	1.53	1.64	(3.59)	2.03	2.61
Total investment operations	0.98	1.70	1.79	(3.40)	2.76	2.87
Dividends and/or distributions to shareholders:
Net investment income	—	(0.16)	(0.17)	(0.79)	(0.27)	(0.21)
Net realized gains	—	(0.22)	(0.14)	(2.63)	(0.98)	(1.01)
Total dividends and/or distributions to shareholders	—	(0.38)	(0.31)	(3.42)	(1.25)	(1.22)
Net asset value, end of period/year	$12.66	$11.68	$10.36	$8.88	$15.70	$14.19
Total return(B)	8.39%(C)	16.37%	20.34%	(22.57)%	19.64%	24.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$787,139	$757,180	$704,377	$624,660	$862,525	$830,510
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.17%(E)	0.16%	0.17%	0.15%	0.15%	0.16%
Including waiver and/or reimbursement and recapture	0.17%(E)	0.16%	0.17%(F)	0.15%	0.15%	0.16%
Net investment income (loss) to average net assets	0.27%(E)	1.52%	1.52%	1.64%	4.68%	2.17%
Portfolio turnover rate	— %(C)	23%	45%	13%	22%	49%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$11.48	$10.19	$8.74	$15.50	$14.03	$12.42
Investment operations:
Net investment income (loss)(A)	0.00 (B)	0.14	0.12	0.16	0.69	0.23
Net realized and unrealized gain (loss)	0.95	1.50	1.61	(3.55)	2.00	2.58
Total investment operations	0.95	1.64	1.73	(3.39)	2.69	2.81
Dividends and/or distributions to shareholders:
Net investment income	—	(0.13)	(0.14)	(0.74)	(0.24)	(0.19)
Net realized gains	—	(0.22)	(0.14)	(2.63)	(0.98)	(1.01)
Total dividends and/or distributions to shareholders	—	(0.35)	(0.28)	(3.37)	(1.22)	(1.20)
Net asset value, end of period/year	$12.43	$11.48	$10.19	$8.74	$15.50	$14.03
Total return(C)	8.28%(D)	16.10%	20.00%	(22.74)%	19.35%	24.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$295,742	$295,183	$277,934	$250,328	$353,737	$330,772
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.42%(F)	0.41%	0.42%	0.40%	0.40%	0.41%
Including waiver and/or reimbursement and recapture	0.42%(F)	0.41%	0.42%(G)	0.40%	0.40%	0.41%
Net investment income (loss) to average net assets	0.02%(F)	1.26%	1.27%	1.38%	4.49%	1.93%
Portfolio turnover rate	— %(D)	23%	45%	13%	22%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$926,719	$6,084,304	$—	$—	$7,011,023
Total	$—	$926,719	$6,084,304	$—	$—	$7,011,023
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(719,981)	$(905,399)	$(1,092,726)	$—	$—	$(2,718,106)
Total	$(719,981)	$(905,399)	$(1,092,726)	$—	$—	$(2,718,106)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$355,036	$620,554	$4,575,277	$—	$—	$5,550,867
Total	$355,036	$620,554	$4,575,277	$—	$—	$5,550,867

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(719,981)	$93,068	$12,612,350	$—	$—	$11,985,437
Total	$(719,981)	$93,068	$12,612,350	$—	$—	$11,985,437
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$303,324,604
Average notional value of contracts — short	(85,515,843)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2026
Service Class	0.45	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$—	$—	$52,096,844	$10,288,400
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$909,751,265	$182,571,280	$(5,650,657)	$176,920,623
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
11. SUBSEQUENT EVENT
Effective August 1, 2025, the Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 5- and 10-year periods and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio's management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Moderate Growth VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.3%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	11,961	$ 13,500
Transamerica Strategic Income (C)	4,375,213	38,195,611
		38,209,111
International Equity Funds - 19.9%
Transamerica BlackRock Real Estate Securities VP (C)	6,079,718	62,560,300
Transamerica Emerging Markets Equity (C)	1,800,785	17,161,476
Transamerica International Equity (C)	7,057,660	173,336,140
Transamerica International Focus (C)	29,230,265	216,888,568
Transamerica International Small Cap Value (C)	8,885,165	159,044,455
		628,990,939
International Mixed Allocation Fund - 9.8%
Transamerica Aegon Bond VP (C)	31,687,064	312,117,574
U.S. Equity Funds - 49.2%
Transamerica Janus Mid-Cap Growth VP (C)	577,401	19,672,036
Transamerica JPMorgan Enhanced Index VP (C)	32,242,192	970,812,412
Transamerica Large Cap Value (C)	11,656,638	181,377,289
Transamerica Mid Cap Growth (C)	1,952,089	22,273,340
Transamerica Mid Cap Value Opportunities (C)	1,715,474	19,024,605
Transamerica Small Cap Value (C)	1,948,342	9,215,659
Transamerica T. Rowe Price Small Cap VP (C)	742,877	9,241,383
Transamerica WMC US Growth VP (C)	7,335,199	325,536,134
		1,557,152,858
U.S. Fixed Income Funds - 17.2%
Transamerica Core Bond (C)	3,121,432	26,844,319
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (C)	4,140,991	$ 37,186,096
Transamerica High Yield Bond (C)	36,948,570	303,717,243
Transamerica Long Credit (C)	18,780,865	175,788,899
		543,536,557
Total Investment Companies (Cost $2,727,088,758)		3,080,007,039

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.5%
U.S. Treasury - 1.5%
U.S. Treasury Notes
4.25%, 01/31/2026 (E)	$ 49,556,500	49,554,564
Total U.S. Government Obligation (Cost $49,620,157)		49,554,564
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.80% (F), dated 06/30/2025, to be repurchased at $33,648,263 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $34,319,621.	33,646,580	33,646,580
Total Repurchase Agreement (Cost $33,646,580)		33,646,580
Total Investments (Cost $2,810,355,495)		3,163,208,183
Net Other Assets (Liabilities) - 0.1%		3,110,974
Net Assets - 100.0%		$ 3,166,319,157
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	405	09/30/2025	$43,522,275	$44,145,000	$622,725	$—
10-Year U.S. Treasury Notes	87	09/19/2025	9,558,782	9,754,875	196,093	—
30-Year U.S. Treasury Bonds	224	09/19/2025	24,845,129	25,865,000	1,019,871	—
CAD Currency	625	09/16/2025	45,916,111	46,050,000	133,889	—
E-Mini Russell 2000® Index	350	09/19/2025	37,347,502	38,354,750	1,007,248	—
EUR Currency	651	09/15/2025	94,170,474	96,315,450	2,144,976	—
Euro-BTP Italy Government Bonds	1,184	09/08/2025	168,220,028	168,757,922	537,894	—
FTSE 100 Index	519	09/19/2025	63,210,640	62,616,854	—	(593,786)
GBP Currency	369	09/15/2025	31,297,726	31,653,281	355,555	—
Hong Kong Hang Seng Index	508	07/30/2025	77,578,453	77,928,344	349,891	—
JPY Currency	357	09/15/2025	31,141,722	31,212,956	71,234	—
MSCI Emerging Markets Index	4,877	09/19/2025	291,675,786	300,788,975	9,113,189	—
S&P Midcap 400® E-Mini Index	122	09/19/2025	37,389,610	38,131,100	741,490	—
TOPIX Index	243	09/11/2025	47,032,503	48,184,889	1,152,386	—
Total					$17,446,441	$(593,786)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(235)	09/19/2025	$(26,183,721)	$(26,852,422)	$—	$(668,701)
CHF Currency	(504)	09/15/2025	(77,508,397)	(80,176,950)	—	(2,668,553)
German Euro BUXL	(280)	09/08/2025	(40,024,609)	(39,163,561)	861,048	—
MSCI EAFE Index	(675)	09/19/2025	(88,699,325)	(90,507,375)	—	(1,808,050)
S&P 500® E-Mini Index	(33)	09/19/2025	(10,046,971)	(10,318,687)	—	(271,716)
S&P/ASX 200 Index	(333)	09/18/2025	(46,737,660)	(46,775,080)	—	(37,420)
S&P/TSX 60 Index	(170)	09/18/2025	(39,541,358)	(39,948,596)	—	(407,238)
Total					$861,048	$(5,861,678)
Total Futures Contracts					$18,307,489	$(6,455,464)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,079,993,539	$—	$—	$3,079,993,539
U.S. Government Obligation	—	49,554,564	—	49,554,564
Repurchase Agreement	—	33,646,580	—	33,646,580
Total	$3,079,993,539	$83,201,144	$—	$3,163,194,683
Investment Companies Measured at Net Asset Value (B)				13,500
Total Investments				$3,163,208,183
Other Financial Instruments
Futures Contracts (H)	$18,307,489	$—	$—	$18,307,489
Total Other Financial Instruments	$18,307,489	$—	$—	$18,307,489
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(6,455,464)	$—	$—	$(6,455,464)
Total Other Financial Instruments	$(6,455,464)	$—	$—	$(6,455,464)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$396,319,820	$—	$(97,518,990)	$812,389	$12,504,355	$312,117,574	31,687,064	$—	$—
Transamerica BlackRock Real Estate Securities VP	65,361,175	—	(7,123,949)	(144,349)	4,467,423	62,560,300	6,079,718	—	—
Transamerica Core Bond	32,977,535	649,890	(7,258,514)	(178,071)	653,479	26,844,319	3,121,432	649,890	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity	$14,280,221	$—	$—	$—	$2,881,255	$17,161,476	1,800,785	$—	$—
Transamerica Floating Rate	36,101,881	1,361,392	—	—	(277,177)	37,186,096	4,140,991	1,361,392	—
Transamerica Global Allocation Liquidating Trust	13,500	—	—	—	—	13,500	11,961	—	—
Transamerica High Yield Bond	313,102,880	10,853,434	(21,312,427)	133,041	940,315	303,717,243	36,948,570	10,853,434	—
Transamerica International Equity	164,309,456	—	(21,541,876)	3,859,130	26,709,430	173,336,140	7,057,660	—	—
Transamerica International Focus	189,412,118	—	—	—	27,476,450	216,888,568	29,230,265	—	—
Transamerica International Small Cap Value	125,014,273	—	—	—	34,030,182	159,044,455	8,885,165	—	—
Transamerica Janus Mid- Cap Growth VP	18,990,704	—	—	—	681,332	19,672,036	577,401	—	—
Transamerica JPMorgan Enhanced Index VP	979,317,452	—	(54,655,013)	14,675,194	31,474,779	970,812,412	32,242,192	—	—
Transamerica Large Cap Value	220,566,958	1,174,528	(51,084,538)	8,812,845	1,907,496	181,377,289	11,656,638	1,174,528	—
Transamerica Long Credit	174,314,626	4,559,516	(4,410,552)	(94,470)	1,419,779	175,788,899	18,780,865	4,559,516	—
Transamerica Mid Cap Growth	19,872,270	—	—	—	2,401,070	22,273,340	1,952,089	—	—
Transamerica Mid Cap Value Opportunities	18,218,332	—	—	—	806,273	19,024,605	1,715,474	—	—
Transamerica Small Cap Value	9,624,811	—	—	—	(409,152)	9,215,659	1,948,342	—	—
Transamerica Strategic Income	36,736,010	1,069,259	—	—	390,342	38,195,611	4,375,213	1,069,259	—
Transamerica T. Rowe Price Small Cap VP	9,211,668	—	—	—	29,715	9,241,383	742,877	—	—
Transamerica WMC US Growth VP	366,927,728	—	(51,084,538)	7,243,396	2,449,548	325,536,134	7,335,199	—	—
Total	$3,190,673,418	$19,668,019	$(315,990,397)	$35,119,105	$150,536,894	$3,080,007,039	210,289,901	$19,668,019	$—

(D)	Restricted security. At June 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$13,500	0.0%*

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $49,523,434.
(F)	Rate disclosed reflects the yield at June 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $2,727,088,758)	$3,080,007,039
Unaffiliated investments, at value (cost $49,620,157)	49,554,564
Repurchase agreement, at value (cost $33,646,580)	33,646,580
Cash	2,526,256
Receivables and other assets:
Dividends from affiliated investments	3,101,367
Interest	880,215
Variation margin receivable on futures contracts	3,652,442
Prepaid expenses	14,002
Total assets	3,173,382,465
Liabilities:
Payables and other liabilities:
Investments purchased	3,101,367
Shares of beneficial interest redeemed	2,923,554
Investment management fees	322,525
Distribution and service fees	488,531
Transfer agent costs	3,976
Trustee and CCO fees	15,220
Audit and tax fees	23,680
Custody fees	23,746
Legal fees	13,105
Printing and shareholder reports fees	105,193
Other accrued expenses	42,411
Total liabilities	7,063,308
Net assets	$3,166,319,157
Net assets consist of:
Capital stock ($0.01 par value)	$2,795,167
Additional paid-in capital	2,824,528,372
Total distributable earnings (accumulated losses)	338,995,618
Net assets	$3,166,319,157
Net assets by class:
Initial Class	$818,624,853
Service Class	2,347,694,304
Shares outstanding:
Initial Class	70,998,080
Service Class	208,518,580
Net asset value and offering price per share:
Initial Class	$11.53
Service Class	11.26
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$19,668,019
Interest income from unaffiliated investments	1,607,293
Total investment income	21,275,312
Expenses:
Investment management fees	1,916,378
Distribution and service fees:
Service Class	2,915,040
Transfer agent costs	18,468
Trustee and CCO fees	79,877
Audit and tax fees	31,325
Custody fees	87,908
Legal fees	131,584
Printing and shareholder reports fees	112,718
Other	209,341
Total expenses	5,502,639
Net investment income (loss)	15,772,673
Net realized gain (loss) on:
Affiliated investments	35,119,105
Unaffiliated investments	(31,733)
Futures contracts	(105,345,982)
Net realized gain (loss)	(70,258,610)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	150,536,894
Unaffiliated investments	(69,948)
Futures contracts	29,496,654
Translation of assets and liabilities denominated in foreign currencies	24,740
Net change in unrealized appreciation (depreciation)	179,988,340
Net realized and change in unrealized gain (loss)	109,729,730
Net increase (decrease) in net assets resulting from operations	$125,502,403
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$15,772,673	$75,357,999
Net realized gain (loss)	(70,258,610)	123,511,938
Net change in unrealized appreciation (depreciation)	179,988,340	158,175,235
Net increase (decrease) in net assets resulting from operations	125,502,403	357,045,172
Dividends and/or distributions to shareholders:
Initial Class	—	(10,130,318)
Service Class	—	(25,083,204)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(35,213,522)
Capital share transactions:
Proceeds from shares sold:
Initial Class	6,119,073	12,028,768
Service Class	1,013,365	8,795,792
	7,132,438	20,824,560
Dividends and/or distributions reinvested:
Initial Class	—	10,130,318
Service Class	—	25,083,204
	—	35,213,522
Cost of shares redeemed:
Initial Class	(44,948,927)	(94,216,035)
Service Class	(209,038,897)	(477,786,417)
	(253,987,824)	(572,002,452)
Net increase (decrease) in net assets resulting from capital share transactions	(246,855,386)	(515,964,370)
Net increase (decrease) in net assets	(121,352,983)	(194,132,720)
Net assets:
Beginning of period/year	3,287,672,140	3,481,804,860
End of period/year	$3,166,319,157	$3,287,672,140
Capital share transactions - shares:
Shares issued:
Initial Class	554,761	1,127,901
Service Class	94,794	834,235
	649,555	1,962,136
Shares reinvested:
Initial Class	—	921,776
Service Class	—	2,333,321
	—	3,255,097
Shares redeemed:
Initial Class	(4,071,486)	(8,763,055)
Service Class	(19,365,605)	(45,486,729)
	(23,437,091)	(54,249,784)
Net increase (decrease) in shares outstanding:
Initial Class	(3,516,725)	(6,713,378)
Service Class	(19,270,811)	(42,319,173)
	(22,787,536)	(49,032,551)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS
For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$11.06	$10.08	$9.59	$14.47	$13.30	$12.44
Investment operations:
Net investment income (loss)(A)	0.07	0.26	0.17	0.22	0.61	0.29
Net realized and unrealized gain (loss)	0.40	0.85	0.96	(2.68)	1.23	1.46
Total investment operations	0.47	1.11	1.13	(2.46)	1.84	1.75
Dividends and/or distributions to shareholders:
Net investment income	—	(0.13)	(0.20)	(0.68)	(0.31)	(0.25)
Net realized gains	—	—	(0.44)	(1.74)	(0.36)	(0.64)
Total dividends and/or distributions to shareholders	—	(0.13)	(0.64)	(2.42)	(0.67)	(0.89)
Net asset value, end of period/year	$11.53	$11.06	$10.08	$9.59	$14.47	$13.30
Total return(B)	4.25%(C)	11.05%	12.21%	(17.35)%	13.95%	15.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$818,625	$824,238	$818,927	$796,606	$1,048,517	$1,066,427
Expenses to average net assets(D)	0.17%(E)	0.16%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss) to average net assets	1.20%(E)	2.40%	1.73%	1.91%	4.26%	2.44%
Portfolio turnover rate	— %(C)	18%	36%	10%	21%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$10.81	$9.86	$9.39	$14.21	$13.07	$12.25
Investment operations:
Net investment income (loss)(A)	0.05	0.22	0.14	0.19	0.57	0.26
Net realized and unrealized gain (loss)	0.40	0.83	0.94	(2.63)	1.21	1.42
Total investment operations	0.45	1.05	1.08	(2.44)	1.78	1.68
Dividends and/or distributions to shareholders:
Net investment income	—	(0.10)	(0.17)	(0.64)	(0.28)	(0.22)
Net realized gains	—	—	(0.44)	(1.74)	(0.36)	(0.64)
Total dividends and/or distributions to shareholders	—	(0.10)	(0.61)	(2.38)	(0.64)	(0.86)
Net asset value, end of period/year	$11.26	$10.81	$9.86	$9.39	$14.21	$13.07
Total return(B)	4.16%(C)	10.70%	11.93%	(17.53)%	13.70%	14.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,347,694	$2,463,434	$2,662,878	$2,779,623	$3,834,114	$3,859,311
Expenses to average net assets(D)	0.42%(E)	0.41%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss) to average net assets	0.94%(E)	2.12%	1.46%	1.64%	4.05%	2.17%
Portfolio turnover rate	— %(C)	18%	36%	10%	21%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$3,237,631	$2,705,654	$12,364,204	$—	$—	$18,307,489
Total	$3,237,631	$2,705,654	$12,364,204	$—	$—	$18,307,489

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(668,701)	$(2,668,553)	$(3,118,210)	$—	$—	$(6,455,464)
Total	$(668,701)	$(2,668,553)	$(3,118,210)	$—	$—	$(6,455,464)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(5,592,828)	$1,543,959	$(101,297,113)	$—	$—	$(105,345,982)
Total	$(5,592,828)	$1,543,959	$(101,297,113)	$—	$—	$(105,345,982)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$6,530,672	$(415,007)	$23,380,989	$—	$—	$29,496,654
Total	$6,530,672	$(415,007)	$23,380,989	$—	$—	$29,496,654
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$1,168,584,686
Average notional value of contracts — short	(549,157,186)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2026
Service Class	0.45	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$—	$—	$315,990,397	$72,517,649
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,810,355,495	$377,487,569	$(12,782,856)	$364,704,713
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
11. OPERATING SEGMENTS (continued)
in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective August 1, 2025, the Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio's management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Asset Allocation - Moderate VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	6,235	$ 7,038
Transamerica Strategic Income (C)	6,464,380	56,434,032
		56,441,070
International Equity Funds - 14.7%
Transamerica BlackRock Real Estate Securities VP (C)	8,974,631	92,348,954
Transamerica Emerging Markets Equity (C)	1,765,243	16,822,768
Transamerica International Equity (C)	6,969,375	171,167,844
Transamerica International Focus (C)	31,568,445	234,237,861
Transamerica International Small Cap Value (C)	9,591,940	171,695,728
		686,273,155
International Mixed Allocation Fund - 13.9%
Transamerica Aegon Bond VP (C)	66,000,140	650,101,381
U.S. Equity Funds - 41.1%
Transamerica Janus Mid-Cap Growth VP (C)	424,569	14,465,078
Transamerica JPMorgan Enhanced Index VP (C)	31,326,261	943,233,731
Transamerica Large Cap Value (C)	22,116,599	344,134,280
Transamerica Mid Cap Growth (C)	59,975	684,317
Transamerica Mid Cap Value Opportunities (C)	1,283,268	14,231,447
Transamerica Small Cap Value (C)	37,101	175,486
Transamerica T. Rowe Price Small Cap VP (C)	53,834	669,690
Transamerica WMC US Growth VP (C)	13,536,422	600,746,407
		1,918,340,436
U.S. Fixed Income Funds - 26.1%
Transamerica Core Bond (C)	51,189,322	440,228,170
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (C)	6,144,379	$ 55,176,522
Transamerica High Yield Bond (C)	55,087,572	452,819,843
Transamerica Long Credit (C)	28,674,232	268,390,809
		1,216,615,344
Total Investment Companies (Cost $4,005,713,037)		4,527,771,386

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Notes
4.25%, 01/31/2026 (E)	$ 83,348,800	83,345,544
Total U.S. Government Obligation (Cost $83,454,956)		83,345,544
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.80% (F), dated 06/30/2025, to be repurchased at $56,893,831 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $58,028,863.	56,890,987	56,890,987
Total Repurchase Agreement (Cost $56,890,987)		56,890,987
Total Investments (Cost $4,146,058,980)		4,668,007,917
Net Other Assets (Liabilities) - 0.0%*		57,624
Net Assets - 100.0%		$ 4,668,065,541
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	1,461	09/30/2025	$157,002,577	$159,249,000	$2,246,423	$—
10-Year U.S. Treasury Notes	662	09/19/2025	72,734,588	74,226,750	1,492,162	—
30-Year U.S. Treasury Bonds	1,226	09/19/2025	135,982,736	141,564,688	5,581,952	—
CAD Currency	645	09/16/2025	47,385,426	47,523,600	138,174	—
E-Mini Russell 2000® Index	463	09/19/2025	49,405,410	50,737,855	1,332,445	—
EUR Currency	959	09/15/2025	138,723,416	141,884,050	3,160,634	—
Euro-BTP Italy Government Bonds	1,766	09/08/2025	250,907,867	251,711,562	803,695	—
FTSE 100 Index	766	09/19/2025	93,293,543	92,417,167	—	(876,376)
GBP Currency	544	09/15/2025	46,140,821	46,665,000	524,179	—
Hong Kong Hang Seng Index	749	07/30/2025	114,382,407	114,898,286	515,879	—
JPY Currency	527	09/15/2025	45,959,839	46,076,269	116,430	—
MSCI Emerging Markets Index	6,182	09/19/2025	369,723,131	381,274,850	11,551,719	—
S&P Midcap 400® E-Mini Index	173	09/19/2025	53,019,688	54,071,150	1,051,462	—
TOPIX Index	358	09/11/2025	69,281,918	70,988,438	1,706,520	—
Total					$30,221,674	$(876,376)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(453)	09/19/2025	$(50,473,305)	$(51,762,328)	$—	$(1,289,023)
CHF Currency	(744)	09/15/2025	(114,417,160)	(118,356,450)	—	(3,939,290)
German Euro BUXL	(414)	09/08/2025	(59,179,220)	(57,906,122)	1,273,098	—
MSCI EAFE Index	(634)	09/19/2025	(83,311,666)	(85,009,890)	—	(1,698,224)
S&P 500® E-Mini Index	(908)	09/19/2025	(276,444,023)	(283,920,250)	—	(7,476,227)
S&P/ASX 200 Index	(491)	09/18/2025	(68,913,502)	(68,968,662)	—	(55,160)
S&P/TSX 60 Index	(349)	09/18/2025	(81,176,082)	(82,012,117)	—	(836,035)
Total					$1,273,098	$(15,293,959)
Total Futures Contracts					$31,494,772	$(16,170,335)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,527,764,348	$—	$—	$4,527,764,348
U.S. Government Obligation	—	83,345,544	—	83,345,544
Repurchase Agreement	—	56,890,987	—	56,890,987
Total	$4,527,764,348	$140,236,531	$—	$4,668,000,879
Investment Companies Measured at Net Asset Value (B)				7,038
Total Investments				$4,668,007,917
Other Financial Instruments
Futures Contracts (H)	$31,494,772	$—	$—	$31,494,772
Total Other Financial Instruments	$31,494,772	$—	$—	$31,494,772
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(16,170,335)	$—	$—	$(16,170,335)
Total Other Financial Instruments	$(16,170,335)	$—	$—	$(16,170,335)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$779,144,950	$—	$(155,549,803)	$1,924,301	$24,581,933	$650,101,381	66,000,140	$—	$—
Transamerica BlackRock Real Estate Securities VP	96,382,612	—	(10,409,658)	(258,029)	6,634,029	92,348,954	8,974,631	—	—
Transamerica Core Bond	566,787,495	10,848,412	(144,694,415)	(6,941,862)	14,228,540	440,228,170	51,189,322	10,848,412	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Equity	$13,998,379	$—	$—	$—	$2,824,389	$16,822,768	1,765,243	$—	$—
Transamerica Floating Rate	53,567,771	2,020,026	—	—	(411,275)	55,176,522	6,144,379	2,020,026	—
Transamerica Global Allocation Liquidating Trust	7,038	—	—	—	—	7,038	6,235	—	—
Transamerica High Yield Bond	434,964,283	15,582,170	—	—	2,273,390	452,819,843	55,087,572	15,582,170	—
Transamerica International Equity	167,633,417	—	(26,451,448)	2,980,098	27,005,777	171,167,844	6,969,375	—	—
Transamerica International Focus	204,563,523	—	—	—	29,674,338	234,237,861	31,568,445	—	—
Transamerica International Small Cap Value	134,958,597	—	—	—	36,737,131	171,695,728	9,591,940	—	—
Transamerica Janus Mid- Cap Growth VP	13,964,086	—	—	—	500,992	14,465,078	424,569	—	—
Transamerica JPMorgan Enhanced Index VP	980,471,139	—	(78,854,334)	26,674,824	14,942,102	943,233,731	31,326,261	—	—
Transamerica Large Cap Value	338,197,066	2,035,247	(19,774,518)	1,256,914	22,419,571	344,134,280	22,116,599	2,035,247	—
Transamerica Long Credit	259,256,866	6,861,221	—	—	2,272,722	268,390,809	28,674,232	6,861,221	—
Transamerica Mid Cap Growth	610,548	—	—	—	73,769	684,317	59,975	—	—
Transamerica Mid Cap Value Opportunities	13,628,311	—	—	—	603,136	14,231,447	1,283,268	—	—
Transamerica Small Cap Value	183,277	—	—	—	(7,791)	175,486	37,101	—	—
Transamerica Strategic Income	54,277,471	1,580,427	—	—	576,134	56,434,032	6,464,380	1,579,831	—
Transamerica T. Rowe Price Small Cap VP	667,537	—	—	—	2,153	669,690	53,834	—	—
Transamerica WMC US Growth VP	591,313,338	—	(19,774,518)	2,128,253	27,079,334	600,746,407	13,536,422	—	—
Total	$4,704,577,704	$38,927,503	$(455,508,694)	$27,764,499	$212,010,374	$4,527,771,386	341,273,923	$38,926,907	$—

(D)	Restricted security. At June 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$7,038	0.0%*

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $82,832,035.
(F)	Rate disclosed reflects the yield at June 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $4,005,713,037)	$4,527,771,386
Unaffiliated investments, at value (cost $83,454,956)	83,345,544
Repurchase agreement, at value (cost $56,890,987)	56,890,987
Receivables and other assets:
Shares of beneficial interest sold	121,353
Dividends from affiliated investments	6,107,784
Interest	1,480,443
Variation margin receivable on futures contracts	2,144,014
Prepaid expenses	20,492
Total assets	4,677,882,003
Liabilities:
Payables and other liabilities:
Investments purchased	6,107,784
Shares of beneficial interest redeemed	2,040,984
Investment management fees	476,713
Distribution and service fees	891,587
Transfer agent costs	5,675
Trustee and CCO fees	22,356
Audit and tax fees	30,028
Custody fees	36,710
Legal fees	18,292
Printing and shareholder reports fees	126,820
Other accrued expenses	59,513
Total liabilities	9,816,462
Net assets	$4,668,065,541
Net assets consist of:
Capital stock ($0.01 par value)	$4,189,523
Additional paid-in capital	4,356,200,801
Total distributable earnings (accumulated losses)	307,675,217
Net assets	$4,668,065,541
Net assets by class:
Initial Class	$391,286,044
Service Class	4,276,779,497
Shares outstanding:
Initial Class	34,448,604
Service Class	384,503,653
Net asset value and offering price per share:
Initial Class	$11.36
Service Class	11.12
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$38,926,907
Interest income from unaffiliated investments	2,346,044
Total investment income	41,272,951
Expenses:
Investment management fees	2,832,483
Distribution and service fees:
Service Class	5,302,638
Transfer agent costs	27,103
Trustee and CCO fees	117,754
Audit and tax fees	41,029
Custody fees	122,429
Legal fees	193,377
Printing and shareholder reports fees	139,611
Other	306,666
Total expenses	9,083,090
Net investment income (loss)	32,189,861
Net realized gain (loss) on:
Affiliated investments	27,764,499
Unaffiliated investments	(18,668)
Futures contracts	(122,536,182)
Net realized gain (loss)	(94,790,351)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	212,010,374
Unaffiliated investments	(115,016)
Futures contracts	34,530,698
Translation of assets and liabilities denominated in foreign currencies	78,217
Net change in unrealized appreciation (depreciation)	246,504,273
Net realized and change in unrealized gain (loss)	151,713,922
Net increase (decrease) in net assets resulting from operations	$183,903,783
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$32,189,861	$137,304,705
Net realized gain (loss)	(94,790,351)	(50,556,841)
Net change in unrealized appreciation (depreciation)	246,504,273	294,679,729
Net increase (decrease) in net assets resulting from operations	183,903,783	381,427,593
Dividends and/or distributions to shareholders:
Initial Class	—	(6,383,144)
Service Class	—	(62,291,106)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(68,674,250)
Capital share transactions:
Proceeds from shares sold:
Initial Class	7,955,773	17,453,126
Service Class	6,272,112	11,831,853
	14,227,885	29,284,979
Dividends and/or distributions reinvested:
Initial Class	—	6,383,144
Service Class	—	62,291,106
	—	68,674,250
Cost of shares redeemed:
Initial Class	(27,229,421)	(55,257,928)
Service Class	(326,458,964)	(694,539,055)
	(353,688,385)	(749,796,983)
Net increase (decrease) in net assets resulting from capital share transactions	(339,460,500)	(651,837,754)
Net increase (decrease) in net assets	(155,556,717)	(339,084,411)
Net assets:
Beginning of period/year	4,823,622,258	5,162,706,669
End of period/year	$4,668,065,541	$4,823,622,258
Capital share transactions - shares:
Shares issued:
Initial Class	729,203	1,643,385
Service Class	599,092	1,106,493
	1,328,295	2,749,878
Shares reinvested:
Initial Class	—	585,610
Service Class	—	5,821,599
	—	6,407,209
Shares redeemed:
Initial Class	(2,497,054)	(5,165,564)
Service Class	(30,504,952)	(66,028,756)
	(33,002,006)	(71,194,320)
Net increase (decrease) in shares outstanding:
Initial Class	(1,767,851)	(2,936,569)
Service Class	(29,905,860)	(59,100,664)
	(31,673,711)	(62,037,233)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$10.90	$10.25	$9.67	$13.66	$12.83	$12.02
Investment operations:
Net investment income (loss)(A)	0.09	0.32	0.20	0.23	0.56	0.25
Net realized and unrealized gain (loss)	0.37	0.50	0.67	(2.39)	0.62	1.20
Total investment operations	0.46	0.82	0.87	(2.16)	1.18	1.45
Dividends and/or distributions to shareholders:
Net investment income	—	(0.17)	(0.21)	(0.64)	(0.26)	(0.27)
Net realized gains	—	—	(0.08)	(1.19)	(0.09)	(0.37)
Total dividends and/or distributions to shareholders	—	(0.17)	(0.29)	(1.83)	(0.35)	(0.64)
Net asset value, end of period/year	$11.36	$10.90	$10.25	$9.67	$13.66	$12.83
Total return(B)	4.22%(C)	8.02%	9.10%	(16.08)%	9.18%	12.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$391,286	$394,762	$401,446	$402,196	$539,029	$593,022
Expenses to average net assets(D)	0.16%(E)	0.15%	0.15%	0.15%	0.14%	0.15%
Net investment income (loss) to average net assets	1.62%(E)	2.96%	2.08%	1.99%	4.19%	2.12%
Portfolio turnover rate	— %(C)	17%	36%	18%	18%	27%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$10.69	$10.06	$9.49	$13.43	$12.62	$11.83
Investment operations:
Net investment income (loss)(A)	0.07	0.28	0.18	0.19	0.54	0.22
Net realized and unrealized gain (loss)	0.36	0.49	0.65	(2.33)	0.59	1.18
Total investment operations	0.43	0.77	0.83	(2.14)	1.13	1.40
Dividends and/or distributions to shareholders:
Net investment income	—	(0.14)	(0.18)	(0.61)	(0.23)	(0.24)
Net realized gains	—	—	(0.08)	(1.19)	(0.09)	(0.37)
Total dividends and/or distributions to shareholders	—	(0.14)	(0.26)	(1.80)	(0.32)	(0.61)
Net asset value, end of period/year	$11.12	$10.69	$10.06	$9.49	$13.43	$12.62
Total return(B)	4.02%(C)	7.70%	8.86%	(16.25)%	8.93%	12.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,276,780	$4,428,860	$4,761,261	$4,939,133	$6,584,121	$6,639,121
Expenses to average net assets(D)	0.41%(E)	0.40%	0.40%	0.40%	0.39%	0.40%
Net investment income (loss) to average net assets	1.37%(E)	2.69%	1.82%	1.74%	4.07%	1.89%
Portfolio turnover rate	— %(C)	17%	36%	18%	18%	27%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$11,397,330	$3,939,417	$16,158,025	$—	$—	$31,494,772
Total	$11,397,330	$3,939,417	$16,158,025	$—	$—	$31,494,772

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(1,289,023)	$(3,939,290)	$(10,942,022)	$—	$—	$(16,170,335)
Total	$(1,289,023)	$(3,939,290)	$(10,942,022)	$—	$—	$(16,170,335)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(11,610,882)	$1,948,143	$(112,873,443)	$—	$—	$(122,536,182)
Total	$(11,610,882)	$1,948,143	$(112,873,443)	$—	$—	$(122,536,182)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$18,135,639	$(850,714)	$17,245,773	$—	$—	$34,530,698
Total	$18,135,639	$(850,714)	$17,245,773	$—	$—	$34,530,698
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$1,730,780,802
Average notional value of contracts — short	(892,468,008)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.20%	May 1, 2026
Service Class	0.45	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$—	$—	$455,508,695	$90,008,515
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$4,146,058,980	$562,638,775	$(25,365,401)	$537,273,374
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
11. OPERATING SEGMENTS (continued)
in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
12. SUBSEQUENT EVENT
Effective August 1, 2025, the Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio's management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Asset Allocation - Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Enhanced Index VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.3%
Howmet Aerospace, Inc.	155,147	$ 28,877,511
RTX Corp.	127,503	18,617,988
Textron, Inc.	81,443	6,539,059
TransDigm Group, Inc.	11,794	17,934,428
		71,968,986
Air Freight & Logistics - 0.6%
FedEx Corp.	33,931	7,712,855
United Parcel Service, Inc., Class B	104,256	10,523,601
		18,236,456
Automobile Components - 0.1%
Aptiv PLC (A)	37,875	2,583,833
Automobiles - 1.6%
Tesla, Inc. (A)	154,428	49,055,598
Banks - 3.7%
Bank of America Corp.	818,586	38,735,490
Citigroup, Inc.	169,249	14,406,475
Fifth Third Bancorp	290,609	11,952,748
Truist Financial Corp.	125,745	5,405,778
U.S. Bancorp	214,062	9,686,305
Wells Fargo & Co.	418,686	33,545,122
		113,731,918
Beverages - 1.9%
Coca-Cola Co.	230,479	16,306,389
Keurig Dr. Pepper, Inc.	485,134	16,038,530
PepsiCo, Inc.	194,022	25,618,665
		57,963,584
Biotechnology - 1.9%
AbbVie, Inc.	185,321	34,399,284
Neurocrine Biosciences, Inc. (A)	18,064	2,270,464
Regeneron Pharmaceuticals, Inc.	18,987	9,968,175
Vertex Pharmaceuticals, Inc. (A)	27,150	12,087,180
		58,725,103
Broadline Retail - 4.3%
Amazon.com, Inc. (A)	615,673	135,072,499
Building Products - 1.6%
Carrier Global Corp.	243,514	17,822,790
Masco Corp.	100,905	6,494,246
Trane Technologies PLC	56,181	24,574,131
		48,891,167
Capital Markets - 2.1%
Ameriprise Financial, Inc.	26,029	13,892,458
Charles Schwab Corp.	282,671	25,790,902
CME Group, Inc.	55,790	15,376,840
Raymond James Financial, Inc.	28,390	4,354,174
State Street Corp.	61,278	6,516,303
		65,930,677
Chemicals - 1.3%
Linde PLC	53,355	25,033,099
LyondellBasell Industries NV, Class A	80,068	4,632,734
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	65,528	$ 7,453,810
Sherwin-Williams Co.	13,788	4,734,248
		41,853,891
Communications Equipment - 0.4%
Arista Networks, Inc. (A)	70,380	7,200,578
Motorola Solutions, Inc.	9,769	4,107,474
		11,308,052
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	9,125	5,009,260
Vulcan Materials Co.	17,381	4,533,312
		9,542,572
Consumer Finance - 0.7%
American Express Co.	35,504	11,325,066
Capital One Financial Corp.	45,353	9,649,304
		20,974,370
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp.	6,523	6,457,379
Walmart, Inc.	282,452	27,618,156
		34,075,535
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	485,607	14,053,467
Electric Utilities - 1.9%
Entergy Corp.	25,078	2,084,483
NextEra Energy, Inc.	329,320	22,861,394
NRG Energy, Inc.	12,644	2,030,374
PG&E Corp.	355,555	4,956,437
Southern Co.	280,787	25,784,670
		57,717,358
Electrical Equipment - 0.7%
Eaton Corp. PLC	36,875	13,164,006
Emerson Electric Co.	31,704	4,227,094
GE Vernova, Inc.	8,612	4,557,040
		21,948,140
Energy Equipment & Services - 0.2%
Baker Hughes Co.	184,506	7,073,960
Entertainment - 1.3%
Netflix, Inc. (A)	14,656	19,626,289
Walt Disney Co.	155,866	19,328,943
Warner Music Group Corp., Class A	91,763	2,499,624
		41,454,856
Financial Services - 6.1%
Apollo Global Management, Inc.	57,540	8,163,200
Berkshire Hathaway, Inc., Class B (A)	94,644	45,975,216
Corpay, Inc. (A)	41,439	13,750,289
Fidelity National Information Services, Inc.	187,217	15,241,336
Mastercard, Inc., Class A	92,788	52,141,289
Toast, Inc., Class A (A)	110,762	4,905,649
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	136,009	$ 48,289,995
WEX, Inc. (A)	8,134	1,194,803
		189,661,777
Food Products - 0.6%
Mondelez International, Inc., Class A	293,920	19,821,965
Ground Transportation - 0.4%
Uber Technologies, Inc. (A)	132,609	12,372,420
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	52,311	1,583,977
Boston Scientific Corp. (A)	178,911	19,216,830
Edwards Lifesciences Corp. (A)	123,154	9,631,874
Medtronic PLC	190,117	16,572,499
Stryker Corp.	57,393	22,706,393
Zimmer Biomet Holdings, Inc.	11,694	1,066,610
		70,778,183
Health Care Providers & Services - 1.7%
Cigna Group	43,021	14,221,882
HCA Healthcare, Inc.	9,522	3,647,878
Humana, Inc.	21,902	5,354,601
McKesson Corp.	7,746	5,676,114
UnitedHealth Group, Inc.	80,518	25,119,201
		54,019,676
Health Care REITs - 0.8%
Alexandria Real Estate Equities, Inc.	14,675	1,065,845
Ventas, Inc.	213,431	13,478,168
Welltower, Inc.	60,480	9,297,590
		23,841,603
Hotels, Restaurants & Leisure - 3.6%
Booking Holdings, Inc.	1,885	10,912,717
Carnival Corp. (A)	341,356	9,598,931
Chipotle Mexican Grill, Inc. (A)	288,793	16,215,727
DoorDash, Inc., Class A (A)	26,939	6,640,733
Expedia Group, Inc.	49,930	8,422,192
Hilton Worldwide Holdings, Inc.	64,607	17,207,428
McDonald's Corp.	92,057	26,896,294
Yum! Brands, Inc.	102,609	15,204,602
		111,098,624
Household Durables - 0.1%
Lennar Corp., Class A	29,065	3,214,880
Household Products - 0.1%
Church & Dwight Co., Inc.	42,383	4,073,430
Independent Power & Renewable Electricity Producers - 0.5%
Vistra Corp.	74,253	14,390,974
Industrial Conglomerates - 0.4%
3M Co.	87,543	13,327,546
Industrial REITs - 0.3%
Prologis, Inc.	80,591	8,471,726
	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.7%
Aon PLC, Class A	36,827	$ 13,138,401
Arthur J Gallagher & Co.	55,810	17,865,897
Progressive Corp.	87,806	23,431,909
		54,436,207
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	344,250	60,667,177
Alphabet, Inc., Class C	185,840	32,966,158
Meta Platforms, Inc., Class A	151,330	111,695,160
		205,328,495
IT Services - 0.5%
Cognizant Technology Solutions Corp., Class A	180,541	14,087,614
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	53,075	21,519,789
Machinery - 1.8%
Caterpillar, Inc.	27,452	10,657,141
Deere & Co.	36,915	18,770,908
Ingersoll Rand, Inc.	64,710	5,382,578
Otis Worldwide Corp.	145,136	14,371,367
PACCAR, Inc.	79,442	7,551,756
		56,733,750
Media - 0.9%
Charter Communications, Inc., Class A (A)	24,986	10,214,527
Comcast Corp., Class A	462,228	16,496,917
		26,711,444
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	121,104	5,249,858
Nucor Corp.	21,494	2,784,333
		8,034,191
Oil, Gas & Consumable Fuels - 2.7%
ConocoPhillips	179,515	16,109,676
Diamondback Energy, Inc.	49,610	6,816,414
EOG Resources, Inc.	159,659	19,096,813
Exxon Mobil Corp.	393,470	42,416,066
		84,438,969
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	103,381	5,084,278
Personal Care Products - 0.2%
Kenvue, Inc.	230,879	4,832,297
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	343,599	15,905,198
Eli Lilly & Co.	39,995	31,177,302
Johnson & Johnson	178,189	27,218,370
Merck & Co., Inc.	63,614	5,035,684
		79,336,554
Professional Services - 0.4%
Leidos Holdings, Inc.	71,160	11,226,202
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	74,316	$ 4,583,068
Semiconductors & Semiconductor Equipment - 13.5%
Analog Devices, Inc.	99,653	23,719,407
Broadcom, Inc.	271,522	74,845,039
Lam Research Corp.	247,390	24,080,943
Micron Technology, Inc.	111,852	13,785,759
NVIDIA Corp.	1,515,585	239,447,274
NXP Semiconductors NV	88,002	19,227,557
Texas Instruments, Inc.	115,354	23,949,798
		419,055,777
Software - 11.7%
Cadence Design Systems, Inc. (A)	26,692	8,225,140
Crowdstrike Holdings, Inc., Class A (A)	3,089	1,573,259
Intuit, Inc.	15,130	11,916,842
Microsoft Corp.	494,430	245,934,426
Oracle Corp.	156,183	34,146,289
Palantir Technologies, Inc., Class A (A)	79,429	10,827,761
Salesforce, Inc.	93,663	25,540,964
ServiceNow, Inc. (A)	23,651	24,315,120
		362,479,801
Specialized REITs - 0.6%
Equinix, Inc.	12,866	10,234,517
SBA Communications Corp.	41,232	9,682,923
		19,917,440
Specialty Retail - 1.7%
AutoZone, Inc. (A)	1,317	4,889,007
Burlington Stores, Inc. (A)	35,473	8,252,439
Lowe's Cos., Inc.	121,763	27,015,557
Ross Stores, Inc.	111,789	14,262,040
		54,419,043
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	856,001	$ 175,625,725
Seagate Technology Holdings PLC	131,329	18,954,715
Western Digital Corp.	21,085	1,349,229
		195,929,669
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	67,663	4,806,780
Tobacco - 0.6%
Altria Group, Inc.	98,939	5,800,794
Philip Morris International, Inc.	78,095	14,223,442
		20,024,236
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	5,637	4,246,916
Total Common Stocks (Cost $2,223,968,167)		3,064,467,346

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.80% (B), dated 06/30/2025, to be repurchased at $41,320,198 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $42,144,583.	$ 41,318,132	41,318,132
Total Repurchase Agreement (Cost $41,318,132)		41,318,132
Total Investments (Cost $2,265,286,299)		3,105,785,478
Net Other Assets (Liabilities) - 0.1%		2,959,940
Net Assets - 100.0%		$ 3,108,745,418
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	145	09/19/2025	$43,732,120	$45,339,688	$1,607,568	$—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,064,467,346	$—	$—	$3,064,467,346
Repurchase Agreement	—	41,318,132	—	41,318,132
Total Investments	$3,064,467,346	$41,318,132	$—	$3,105,785,478
Other Financial Instruments
Futures Contracts (D)	$1,607,568	$—	$—	$1,607,568
Total Other Financial Instruments	$1,607,568	$—	$—	$1,607,568
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at June 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $2,223,968,167)	$3,064,467,346
Repurchase agreement, at value (cost $41,318,132)	41,318,132
Cash collateral pledged at broker for:
Futures contracts	3,138,000
Receivables and other assets:
Investments sold	46,171,092
Shares of beneficial interest sold	208
Dividends	1,778,347
Interest	2,066
Variation margin receivable on futures contracts	217,501
Prepaid expenses	14,792
Total assets	3,157,107,484
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	46,664,811
Investment management fees	1,508,600
Distribution and service fees	34,525
Transfer agent costs	3,947
Trustee and CCO fees	14,104
Audit and tax fees	18,686
Custody fees	18,640
Legal fees	41,599
Printing and shareholder reports fees	13,854
Other accrued expenses	43,300
Total liabilities	48,362,066
Net assets	$3,108,745,418
Net assets consist of:
Capital stock ($0.01 par value)	$1,032,827
Additional paid-in capital	1,689,584,522
Total distributable earnings (accumulated losses)	1,418,128,069
Net assets	$3,108,745,418
Net assets by class:
Initial Class	$2,941,466,150
Service Class	167,279,268
Shares outstanding:
Initial Class	97,679,548
Service Class	5,603,112
Net asset value and offering price per share:
Initial Class	$30.11
Service Class	29.85
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$19,518,339
Interest income	337,195
Net income from securities lending	356
Withholding taxes on foreign income	(28,971)
Total investment income	19,826,919
Expenses:
Investment management fees	8,848,447
Distribution and service fees:
Service Class	198,392
Transfer agent costs	18,160
Trustee and CCO fees	77,139
Audit and tax fees	26,452
Custody fees	98,293
Legal fees	162,881
Printing and shareholder reports fees	27,662
Other	75,602
Total expenses	9,533,028
Net investment income (loss)	10,293,891
Net realized gain (loss) on:
Investments	185,887,520
Futures contracts	213,262
Net realized gain (loss)	186,100,782
Net change in unrealized appreciation (depreciation) on:
Investments	(52,526,059)
Futures contracts	2,109,079
Net change in unrealized appreciation (depreciation)	(50,416,980)
Net realized and change in unrealized gain (loss)	135,683,802
Net increase (decrease) in net assets resulting from operations	$145,977,693
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$10,293,891	$21,471,310
Net realized gain (loss)	186,100,782	365,510,405
Net change in unrealized appreciation (depreciation)	(50,416,980)	257,285,276
Net increase (decrease) in net assets resulting from operations	145,977,693	644,266,991
Dividends and/or distributions to shareholders:
Initial Class	—	(119,705,524)
Service Class	—	(5,651,922)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(125,357,446)
Capital share transactions:
Proceeds from shares sold:
Initial Class	58,624,138	557,961,107
Service Class	10,081,094	32,062,654
	68,705,232	590,023,761
Dividends and/or distributions reinvested:
Initial Class	—	119,705,524
Service Class	—	5,651,922
	—	125,357,446
Cost of shares redeemed:
Initial Class	(324,887,244)	(549,475,001)
Service Class	(17,985,587)	(28,820,344)
	(342,872,831)	(578,295,345)
Net increase (decrease) in net assets resulting from capital share transactions	(274,167,599)	137,085,862
Net increase (decrease) in net assets	(128,189,906)	655,995,407
Net assets:
Beginning of period/year	3,236,935,324	2,580,939,917
End of period/year	$3,108,745,418	$3,236,935,324
Capital share transactions - shares:
Shares issued:
Initial Class	2,060,716	20,876,628
Service Class	368,106	1,185,220
	2,428,822	22,061,848
Shares reinvested:
Initial Class	—	4,376,802
Service Class	—	208,021
	—	4,584,823
Shares redeemed:
Initial Class	(11,838,448)	(20,177,506)
Service Class	(660,700)	(1,081,551)
	(12,499,148)	(21,259,057)
Net increase (decrease) in shares outstanding:
Initial Class	(9,777,732)	5,075,924
Service Class	(292,594)	311,690
	(10,070,326)	5,387,614
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$28.57	$23.91	$19.77	$27.67	$24.07	$22.01
Investment operations:
Net investment income (loss)(A)	0.10	0.19	0.20	0.21	0.18	0.22
Net realized and unrealized gain (loss)	1.44	5.55	5.18	(5.08)	6.83	3.98
Total investment operations	1.54	5.74	5.38	(4.87)	7.01	4.20
Dividends and/or distributions to shareholders:
Net investment income	—	(0.18)	(0.18)	(0.16)	(0.22)	(0.33)
Net realized gains	—	(0.90)	(1.06)	(2.87)	(3.19)	(1.81)
Total dividends and/or distributions to shareholders	—	(1.08)	(1.24)	(3.03)	(3.41)	(2.14)
Net asset value, end of period/year	$30.11	$28.57	$23.91	$19.77	$27.67	$24.07
Total return(B)	5.39%(C)	24.23%	27.66%	(18.35)%	30.12%	20.16%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,941,466	$3,069,750	$2,448,269	$1,852,968	$2,105,664	$1,529,426
Expenses to average net assets	0.61%(D)	0.61%	0.62%	0.62%	0.62%	0.65%
Net investment income (loss) to average net assets	0.69%(D)	0.71%	0.93%	0.91%	0.68%	1.03%
Portfolio turnover rate	14%(C)	40%	30%	33%	40%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$28.36	$23.76	$19.65	$27.51	$23.96	$21.93
Investment operations:
Net investment income (loss)(A)	0.06	0.12	0.15	0.15	0.11	0.17
Net realized and unrealized gain (loss)	1.43	5.51	5.15	(5.04)	6.79	3.95
Total investment operations	1.49	5.63	5.30	(4.89)	6.90	4.12
Dividends and/or distributions to shareholders:
Net investment income	—	(0.13)	(0.13)	(0.10)	(0.16)	(0.28)
Net realized gains	—	(0.90)	(1.06)	(2.87)	(3.19)	(1.81)
Total dividends and/or distributions to shareholders	—	(1.03)	(1.19)	(2.97)	(3.35)	(2.09)
Net asset value, end of period/year	$29.85	$28.36	$23.76	$19.65	$27.51	$23.96
Total return(B)	5.25%(C)	23.90%	27.39%	(18.55)%	29.79%	19.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,279	$167,185	$132,671	$101,706	$135,501	$114,372
Expenses to average net assets	0.86%(D)	0.86%	0.87%	0.87%	0.87%	0.90%
Net investment income (loss) to average net assets	0.44%(D)	0.46%	0.68%	0.65%	0.43%	0.77%
Portfolio turnover rate	14%(C)	40%	30%	33%	40%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $14,122.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$1,607,568	$—	$—	$1,607,568
Total	$—	$—	$1,607,568	$—	$—	$1,607,568

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$213,262	$—	$—	$213,262
Total	$—	$—	$213,262	$—	$—	$213,262

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,109,079	$—	$—	$2,109,079
Total	$—	$—	$2,109,079	$—	$—	$2,109,079
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$37,666,731
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.67%	May 1, 2026
Service Class	0.92	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$434,670,489	$—	$725,564,361	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,265,286,299	$905,082,974	$(62,976,227)	$842,106,747
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
11. OPERATING SEGMENTS (continued)
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 5-year period and below the benchmark for the past 1-, 3- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan International Moderate Growth VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.9%
International Alternative Fund - 1.1%
Transamerica Strategic Income (A)	450,387	$ 3,931,881
International Equity Funds - 65.3%
Transamerica BlackRock Real Estate Securities VP (A)	707,566	7,280,856
Transamerica Emerging Markets Equity (A)	5,664	53,979
Transamerica International Equity (A)	3,293,526	80,888,994
Transamerica International Focus (A)	11,892,341	88,241,165
Transamerica International Small Cap Value (A)	3,476,445	62,228,369
		238,693,363
International Mixed Allocation Fund - 5.7%
Transamerica Aegon Bond VP (A)	2,133,152	21,011,546
U.S. Equity Funds - 7.3%
Transamerica Large Cap Value (A)	6,227	96,896
Transamerica WMC US Growth VP (A)	602,645	26,745,395
		26,842,291
U.S. Fixed Income Funds - 17.5%
Transamerica Core Bond (A)	526,209	4,525,396
Transamerica Floating Rate (A)	484,586	4,351,583
Transamerica High Yield Bond (A)	4,239,974	34,852,582
Transamerica Long Credit (A)	2,149,480	20,119,136
		63,848,697
Total Investment Companies (Cost $315,309,321)		354,327,778

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Notes
4.25%, 01/31/2026 (B)	$ 7,613,800	$ 7,613,503
Total U.S. Government Obligation (Cost $7,618,473)		7,613,503
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (C), dated 06/30/2025, to be repurchased at $3,726,356 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2034, and with a value of $3,800,749.	3,726,170	3,726,170
Total Repurchase Agreement (Cost $3,726,170)		3,726,170
Total Investments (Cost $326,653,964)		365,667,451
Net Other Assets (Liabilities) - (0.0)%*		(111,747)
Net Assets - 100.0%		$ 365,555,704
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	119	09/30/2025	$12,788,026	$12,971,000	$182,974	$—
10-Year U.S. Treasury Notes	44	09/19/2025	4,834,321	4,933,500	99,179	—
30-Year U.S. Treasury Bonds	52	09/19/2025	5,767,619	6,004,375	236,756	—
CAD Currency	362	09/16/2025	26,594,611	26,672,160	77,549	—
EUR Currency	75	09/15/2025	10,849,830	11,096,250	246,420	—
Euro-BTP Italy Government Bonds	139	09/08/2025	19,748,393	19,811,952	63,559	—
FTSE 100 Index	60	09/19/2025	7,307,589	7,238,943	—	(68,646)
GBP Currency	43	09/15/2025	3,647,444	3,688,594	41,150	—
Hong Kong Hang Seng Index	83	07/30/2025	12,675,218	12,732,387	57,169	—
JPY Currency	41	09/15/2025	3,585,803	3,584,681	—	(1,122)
MSCI EAFE Index	23	09/19/2025	3,022,260	3,083,955	61,695	—
MSCI Emerging Markets Index	304	09/19/2025	18,181,143	18,749,200	568,057	—
S&P/TSX 60 Index	40	09/18/2025	9,303,448	9,399,670	96,222	—
TOPIX Index	28	09/11/2025	5,420,631	5,552,168	131,537	—
Total					$1,862,267	$(69,768)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(24)	09/19/2025	$(2,674,086)	$(2,742,375)	$—	$(68,289)
CHF Currency	(82)	09/15/2025	(12,610,491)	(13,044,663)	—	(434,172)
German Euro BUXL	(33)	09/08/2025	(4,717,181)	(4,615,705)	101,476	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(57)	09/19/2025	$(17,353,860)	$(17,823,188)	$—	$(469,328)
S&P/ASX 200 Index	(39)	09/18/2025	(5,473,774)	(5,478,163)	—	(4,389)
Total					$101,476	$(976,178)
Total Futures Contracts					$1,963,743	$(1,045,946)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$354,327,778	$—	$—	$354,327,778
U.S. Government Obligation	—	7,613,503	—	7,613,503
Repurchase Agreement	—	3,726,170	—	3,726,170
Total Investments	$354,327,778	$11,339,673	$—	$365,667,451
Other Financial Instruments
Futures Contracts (E)	$1,963,743	$—	$—	$1,963,743
Total Other Financial Instruments	$1,963,743	$—	$—	$1,963,743
LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,045,946)	$—	$—	$(1,045,946)
Total Other Financial Instruments	$(1,045,946)	$—	$—	$(1,045,946)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$31,655,496	$—	$(11,626,213)	$301,452	$680,811	$21,011,546	2,133,152	$—	$—
Transamerica BlackRock Real Estate Securities VP	7,378,701	—	(588,429)	(33,282)	523,866	7,280,856	707,566	—	—
Transamerica Core Bond	4,362,403	95,564	—	—	67,429	4,525,396	526,209	95,564	—
Transamerica Emerging Markets Equity	44,917	—	—	—	9,062	53,979	5,664	—	—
Transamerica Floating Rate	4,224,707	159,312	—	—	(32,436)	4,351,583	484,586	159,312	—
Transamerica High Yield Bond	34,503,346	1,219,513	(1,000,579)	(20,446)	150,748	34,852,582	4,239,974	1,219,513	—
Transamerica International Equity	74,292,009	—	(8,052,301)	1,146,700	13,502,586	80,888,994	3,293,526	—	—
Transamerica International Focus	84,280,993	—	(7,332,135)	514,542	10,777,765	88,241,165	11,892,341	—	—
Transamerica International Small Cap Value	53,302,834	—	(4,774,677)	1,132,130	12,568,082	62,228,369	3,476,445	—	—
Transamerica Large Cap Value	89,507	556	—	—	6,833	96,896	6,227	556	—
Transamerica Long Credit	20,487,225	524,076	(1,089,884)	43,309	154,410	20,119,136	2,149,480	524,076	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Strategic Income	$3,781,629	$110,070	$—	$—	$40,182	$3,931,881	450,387	$110,070	$—
Transamerica WMC US Growth VP	25,347,258	—	—	—	1,398,137	26,745,395	602,645	—	—
Total	$343,751,025	$2,109,091	$(34,464,218)	$3,084,405	$39,847,475	$354,327,778	29,968,202	$2,109,091	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $7,614,097.
(C)	Rate disclosed reflects the yield at June 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $315,309,321)	$354,327,778
Unaffiliated investments, at value (cost $7,618,473)	7,613,503
Repurchase agreement, at value (cost $3,726,170)	3,726,170
Foreign currency, at value (cost $0)	1,073
Receivables and other assets:
Dividends from affiliated investments	359,268
Interest	135,163
Variation margin receivable on futures contracts	311,366
Prepaid expenses	1,483
Total assets	366,475,804
Liabilities:
Payables and other liabilities:
Investments purchased	359,268
Shares of beneficial interest redeemed	387,825
Investment management fees	37,448
Distribution and service fees	73,093
Transfer agent costs	399
Trustee and CCO fees	1,573
Audit and tax fees	11,321
Custody fees	7,060
Legal fees	1,826
Printing and shareholder reports fees	32,639
Other accrued expenses	7,648
Total liabilities	920,100
Net assets	$365,555,704
Net assets consist of:
Capital stock ($0.01 par value)	$360,846
Additional paid-in capital	317,630,058
Total distributable earnings (accumulated losses)	47,564,800
Net assets	$365,555,704
Net assets by class:
Initial Class	$16,108,333
Service Class	349,447,371
Shares outstanding:
Initial Class	1,571,139
Service Class	34,513,419
Net asset value and offering price per share:
Initial Class	$10.25
Service Class	10.12
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income from affiliated investments	$2,109,091
Interest income from unaffiliated investments	220,051
Total investment income	2,329,142
Expenses:
Investment management fees	216,698
Distribution and service fees:
Service Class	423,423
Transfer agent costs	2,032
Trustee and CCO fees	8,973
Audit and tax fees	12,351
Custody fees	21,418
Legal fees	14,886
Printing and shareholder reports fees	33,031
Other	37,902
Total expenses	770,714
Net investment income (loss)	1,558,428
Net realized gain (loss) on:
Affiliated investments	3,084,405
Unaffiliated investments	1,453
Futures contracts	(6,237,068)
Net realized gain (loss)	(3,151,210)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	39,847,475
Unaffiliated investments	(5,595)
Futures contracts	2,679,306
Translation of assets and liabilities denominated in foreign currencies	(4,588)
Net change in unrealized appreciation (depreciation)	42,516,598
Net realized and change in unrealized gain (loss)	39,365,388
Net increase (decrease) in net assets resulting from operations	$40,923,816
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,558,428	$10,731,634
Net realized gain (loss)	(3,151,210)	22,955,724
Net change in unrealized appreciation (depreciation)	42,516,598	(25,271,978)
Net increase (decrease) in net assets resulting from operations	40,923,816	8,415,380
Dividends and/or distributions to shareholders:
Initial Class	—	(369,295)
Service Class	—	(7,839,517)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(8,208,812)
Capital share transactions:
Proceeds from shares sold:
Initial Class	414,239	1,181,144
Service Class	1,174,817	2,411,987
	1,589,056	3,593,131
Dividends and/or distributions reinvested:
Initial Class	—	369,295
Service Class	—	7,839,517
	—	8,208,812
Cost of shares redeemed:
Initial Class	(908,198)	(1,538,430)
Service Class	(32,465,634)	(64,667,892)
	(33,373,832)	(66,206,322)
Net increase (decrease) in net assets resulting from capital share transactions	(31,784,776)	(54,404,379)
Net increase (decrease) in net assets	9,139,040	(54,197,811)
Net assets:
Beginning of period/year	356,416,664	410,614,475
End of period/year	$365,555,704	$356,416,664
Capital share transactions - shares:
Shares issued:
Initial Class	42,823	126,805
Service Class	124,825	259,734
	167,648	386,539
Shares reinvested:
Initial Class	—	38,468
Service Class	—	825,212
	—	863,680
Shares redeemed:
Initial Class	(95,627)	(164,352)
Service Class	(3,433,628)	(6,977,987)
	(3,529,255)	(7,142,339)
Net increase (decrease) in shares outstanding:
Initial Class	(52,804)	921
Service Class	(3,308,803)	(5,893,041)
	(3,361,607)	(5,892,120)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$9.13	$9.16	$8.53	$12.01	$11.16	$9.98
Investment operations:
Net investment income (loss)(A)	0.05	0.29	0.25	0.15	0.47	0.16
Net realized and unrealized gain (loss)	1.07	(0.09)	0.52	(2.23)	0.56	1.29
Total investment operations	1.12	0.20	0.77	(2.08)	1.03	1.45
Dividends and/or distributions to shareholders:
Net investment income	—	(0.23)	(0.14)	(0.53)	(0.18)	(0.27)
Net realized gains	—	—	—	(0.87)	—	(0.00)(B)
Total dividends and/or distributions to shareholders	—	(0.23)	(0.14)	(1.40)	(0.18)	(0.27)
Net asset value, end of period/year	$10.25	$9.13	$9.16	$8.53	$12.01	$11.16
Total return(C)	12.27%(D)	2.03%	9.16%	(17.28)%	9.25%	14.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,108	$14,833	$14,859	$14,445	$18,219	$16,919
Expenses to average net assets(E)	0.20%(F)	0.18%	0.18%	0.16%	0.16%	0.16%
Net investment income (loss) to average net assets	1.12%(F)	3.08%	2.79%	1.58%	3.99%	1.69%
Portfolio turnover rate	— %(D)	25%	35%	11%	19%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$9.03	$9.05	$8.43	$11.88	$11.05	$9.88
Investment operations:
Net investment income (loss)(A)	0.04	0.25	0.21	0.13	0.42	0.13
Net realized and unrealized gain (loss)	1.05	(0.07)	0.53	(2.21)	0.56	1.28
Total investment operations	1.09	0.18	0.74	(2.08)	0.98	1.41
Dividends and/or distributions to shareholders:
Net investment income	—	(0.20)	(0.12)	(0.50)	(0.15)	(0.24)
Net realized gains	—	—	—	(0.87)	—	(0.00)(B)
Total dividends and/or distributions to shareholders	—	(0.20)	(0.12)	(1.37)	(0.15)	(0.24)
Net asset value, end of period/year	$10.12	$9.03	$9.05	$8.43	$11.88	$11.05
Total return(C)	12.07%(D)	1.89%	8.70%	(17.42)%	9.01%	14.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$349,448	$341,584	$395,755	$423,020	$590,096	$624,241
Expenses to average net assets(E)	0.45%(F)	0.43%	0.43%	0.41%	0.41%	0.41%
Net investment income (loss) to average net assets	0.87%(F)	2.73%	2.46%	1.29%	3.60%	1.42%
Portfolio turnover rate	— %(D)	25%	35%	11%	19%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a broad mix of underlying Transamerica funds that TAM has designated as available for investment by the Portfolio (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$683,944	$365,118	$914,681	$—	$—	$1,963,743
Total	$683,944	$365,118	$914,681	$—	$—	$1,963,743

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(68,289)	$(435,294)	$(542,363)	$—	$—	$(1,045,946)
Total	$(68,289)	$(435,294)	$(542,363)	$—	$—	$(1,045,946)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(821,986)	$2,173	$(5,417,255)	$—	$—	$(6,237,068)
Total	$(821,986)	$2,173	$(5,417,255)	$—	$—	$(6,237,068)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,102,847	$(7,430)	$1,583,889	$—	$—	$2,679,306
Total	$1,102,847	$(7,430)	$1,583,889	$—	$—	$2,679,306
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$168,560,254
Average notional value of contracts — short	(77,241,199)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.21%	May 1, 2026
Service Class	0.46	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$—	$—	$34,464,218	$9,004,266
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$326,653,964	$41,361,222	$(1,429,938)	$39,931,284
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
11. SUBSEQUENT EVENT
Effective August 1, 2025, the Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $5 billion	0.1075%
Over $5 billion up to $10 billion	0.1025
Over $10 billion	0.0975
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio's management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica JPMorgan Tactical Allocation VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 26.3%
Australia - 0.3%
Atlassian Corp., Class A (A)	1,814	$ 368,406
Medibank Pvt Ltd.	119,137	395,642
QBE Insurance Group Ltd.	44,312	682,366
Rio Tinto Ltd.	3,703	262,136
Telstra Group Ltd.	159,452	508,432
		2,216,982
Austria - 0.0% *
Erste Group Bank AG	4,319	367,656
Belgium - 0.1%
KBC Group NV	5,757	594,178
Bermuda - 0.0% *
Arch Capital Group Ltd.	3,192	290,632
Canada - 0.0% *
Shopify, Inc., Class A (A)	2,596	299,449
China - 0.2%
Tencent Holdings Ltd.	15,500	998,752
Yum China Holdings, Inc.	12,953	579,129
		1,577,881
Denmark - 0.2%
Carlsberg AS, Class B	2,272	321,905
Novo Nordisk AS, Class B	18,691	1,295,174
Novonesis Novozymes, Class B	4,919	353,169
		1,970,248
Finland - 0.1%
Nordea Bank Abp	48,896	725,504
France - 1.2%
Air Liquide SA	4,722	973,681
Airbus SE	2,438	510,031
Arkema SA	3,277	241,985
BNP Paribas SA	6,398	573,911
Capgemini SE	2,147	367,645
Cie Generale des Etablissements Michelin SCA	31,583	1,174,705
Engie SA	26,943	633,236
Legrand SA	6,157	825,214
LVMH Moet Hennessy Louis Vuitton SE	1,481	775,126
Pernod Ricard SA	5,081	506,837
Safran SA	6,769	2,207,536
Sanofi SA	9,438	913,728
TotalEnergies SE	9,205	562,634
Vinci SA	4,439	654,621
		10,920,890
Germany - 0.8%
Allianz SE	1,665	675,713
Deutsche Boerse AG	1,892	618,097
Deutsche Telekom AG	17,205	629,765
Infineon Technologies AG	15,695	669,737
Muenchener Rueckversicherungs- Gesellschaft AG	3,074	1,996,054
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	1,437	$ 439,405
Siemens AG	7,562	1,942,363
		6,971,134
Hong Kong - 0.3%
AIA Group Ltd.	133,000	1,204,773
Hong Kong Exchanges & Clearing Ltd.	19,000	1,021,944
		2,226,717
Ireland - 0.4%
Eaton Corp. PLC	3,044	1,086,678
Kingspan Group PLC	3,886	331,124
Medtronic PLC	4,855	423,210
Smurfit WestRock PLC	9,882	426,408
Trane Technologies PLC	3,308	1,446,952
		3,714,372
Italy - 0.1%
UniCredit SpA	12,092	811,172
Japan - 1.4%
Ajinomoto Co., Inc.	18,800	509,915
Bridgestone Corp. (B)	300	12,268
Disco Corp.	1,500	444,365
Hitachi Ltd.	19,300	560,942
Hoya Corp.	8,500	1,009,478
IHI Corp.	5,500	594,900
ITOCHU Corp.	14,000	733,110
Japan Exchange Group, Inc.	36,400	368,733
Kao Corp. (B)	14,000	627,278
Keyence Corp.	3,200	1,279,450
Mitsubishi UFJ Financial Group, Inc.	96,700	1,318,368
Mitsui Fudosan Co. Ltd.	58,800	569,247
Recruit Holdings Co. Ltd.	7,000	411,646
Seven & i Holdings Co. Ltd.	21,600	347,659
Shin-Etsu Chemical Co. Ltd.	4,700	155,203
Sony Group Corp.	76,200	1,981,223
Suzuki Motor Corp.	45,200	544,941
Terumo Corp.	25,400	466,137
Tokio Marine Holdings, Inc.	13,500	572,144
		12,507,007
Netherlands - 0.4%
ASML Holding NV	2,233	1,789,385
Heineken NV	12,203	1,064,624
Koninklijke Ahold Delhaize NV	12,718	531,186
Koninklijke KPN NV	122,287	596,539
		3,981,734
Singapore - 0.2%
DBS Group Holdings Ltd.	41,280	1,457,269
Sea Ltd., ADR (A)	1,826	292,050
		1,749,319
Spain - 0.2%
Banco Santander SA	85,015	703,999
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA (B)	44,176	$ 849,859
Industria de Diseno Textil SA	7,325	382,122
		1,935,980
Sweden - 0.4%
Atlas Copco AB, A Shares (B)	62,999	1,018,442
Spotify Technology SA (A)	766	587,782
Volvo AB, B Shares	62,685	1,763,806
		3,370,030
Switzerland - 0.5%
Chubb Ltd.	1,328	384,748
Cie Financiere Richemont SA, Class A	3,149	595,894
Garmin Ltd.	1,644	343,136
Lonza Group AG	1,008	720,885
Nestle SA	10,387	1,032,741
Novartis AG	6,173	749,261
UBS Group AG	12,696	431,051
		4,257,716
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	914,234
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,058	2,051,546
		2,965,780
United Kingdom - 1.2%
3i Group PLC	21,055	1,191,549
Aon PLC, Class A	718	256,154
AstraZeneca PLC	11,097	1,544,360
Compass Group PLC	17,149	580,870
Diageo PLC	18,159	457,899
InterContinental Hotels Group PLC	2,949	337,174
London Stock Exchange Group PLC	5,404	790,320
NatWest Group PLC	111,747	784,794
Next PLC	3,891	664,559
RELX PLC	17,529	947,244
Rio Tinto PLC	6,272	365,056
Sage Group PLC	28,208	484,410
Shell PLC	30,870	1,077,039
SSE PLC	17,119	431,058
TechnipFMC PLC	15,125	520,905
		10,433,391
United States - 18.0%
3M Co.	6,904	1,051,065
Abbott Laboratories	6,649	904,330
AbbVie, Inc.	10,625	1,972,212
Air Lease Corp.	3,518	205,768
Align Technology, Inc. (A)	1,958	370,708
Alnylam Pharmaceuticals, Inc. (A)	1,341	437,287
Alphabet, Inc., Class C	8,525	1,512,250
Amazon.com, Inc. (A)	34,865	7,649,032
American Express Co.	1,291	411,803
American Homes 4 Rent, Class A, REIT	13,694	493,943
American Tower Corp., REIT	4,049	894,910
Ameriprise Financial, Inc.	500	266,865
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AMETEK, Inc.	2,320	$ 419,827
Analog Devices, Inc.	5,950	1,416,219
Angi, Inc. (A)	3,227	49,244
Apple Hospitality, Inc., REIT	7,875	91,901
Apple, Inc.	30,192	6,194,493
AppLovin Corp., Class A (A)	470	164,538
Arthur J Gallagher & Co.	602	192,712
AutoZone, Inc. (A)	241	894,647
Axalta Coating Systems Ltd. (A)	13,279	394,254
Baker Hughes Co.	24,528	940,404
Bank of America Corp.	49,874	2,360,038
Bath & Body Works, Inc.	8,256	247,350
Berkshire Hathaway, Inc., Class B (A)	2,885	1,401,446
Best Buy Co., Inc.	3,769	253,013
Blackstone, Inc.	4,448	665,332
Booking Holdings, Inc.	225	1,302,579
Bright Horizons Family Solutions, Inc. (A)	1,776	219,496
Bristol-Myers Squibb Co.	33,436	1,547,752
Broadcom, Inc.	10,008	2,758,705
Capital One Financial Corp.	5,202	1,106,778
Carlisle Cos., Inc.	1,270	474,218
Casey's General Stores, Inc.	565	288,303
CBRE Group, Inc., Class A (A)	1,127	157,915
Cencora, Inc.	2,492	747,226
Charles Schwab Corp.	17,733	1,617,959
Cheniere Energy, Inc.	1,327	323,151
Chevron Corp.	6,081	870,738
Chipotle Mexican Grill, Inc. (A)	12,453	699,236
Cigna Group	1,791	592,069
Cisco Systems, Inc.	2,651	183,926
CME Group, Inc.	5,315	1,464,920
Cognizant Technology Solutions Corp., Class A	4,728	368,926
Columbia Banking System, Inc.	9,325	218,018
Columbia Sportswear Co.	1,059	64,684
ConocoPhillips	9,415	844,902
Constellation Brands, Inc., Class A	1,517	246,786
Copart, Inc. (A)	7,142	350,458
Corpay, Inc. (A)	1,279	424,398
Coterra Energy, Inc.	10,303	261,490
Crowdstrike Holdings, Inc., Class A (A)	1,196	609,135
CVS Health Corp.	5,789	399,325
Deere & Co.	792	402,724
Dominion Energy, Inc.	8,928	504,611
DoorDash, Inc., Class A (A)	3,012	742,488
Dover Corp.	3,033	555,737
Eagle Materials, Inc.	1,103	222,927
EastGroup Properties, Inc., REIT	1,016	169,794
Eli Lilly & Co.	991	772,514
Entergy Corp.	2,384	198,158
EOG Resources, Inc.	8,403	1,005,083
Equinix, Inc., REIT	302	240,232
Expedia Group, Inc.	1,760	296,877
Exxon Mobil Corp.	15,044	1,621,743
Federal Realty Investment Trust, REIT	1,341	127,382
FedEx Corp.	2,232	507,356
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fidelity National Information Services, Inc.	16,180	$ 1,317,214
Fifth Third Bancorp	5,559	228,642
First Citizens BancShares, Inc., Class A	397	776,719
Flutter Entertainment PLC (A)	1,297	370,631
Fortune Brands Innovations, Inc.	6,247	321,596
General Dynamics Corp.	1,566	456,740
Gentex Corp.	10,834	238,240
Gilead Sciences, Inc.	3,393	376,182
Goldman Sachs Group, Inc.	975	690,056
Graphic Packaging Holding Co.	16,194	341,208
Hayward Holdings, Inc. (A)	3,351	46,244
HCA Healthcare, Inc.	1,168	447,461
Henry Schein, Inc. (A)	10,157	741,969
Hewlett Packard Enterprise Co.	27,971	572,007
Hilton Worldwide Holdings, Inc.	802	213,605
Home Depot, Inc.	1,181	433,002
Host Hotels & Resorts, Inc., REIT	20,983	322,299
Howmet Aerospace, Inc.	7,286	1,356,143
HubSpot, Inc. (A)	779	433,615
Humana, Inc.	699	170,892
IAC, Inc. (A)	6,277	234,383
Ingersoll Rand, Inc.	4,080	339,374
Insmed, Inc. (A)	4,618	464,756
Interactive Brokers Group, Inc., Class A	8,156	451,924
Intercontinental Exchange, Inc.	1,220	223,833
International Paper Co.	4,819	225,674
Intuit, Inc.	1,487	1,171,206
Intuitive Surgical, Inc. (A)	1,634	887,932
IQVIA Holdings, Inc. (A)	861	135,685
ITT, Inc.	3,380	530,085
Jabil, Inc.	1,982	432,274
JB Hunt Transport Services, Inc.	2,524	362,446
Johnson & Johnson	15,838	2,419,254
Keurig Dr. Pepper, Inc.	33,065	1,093,129
Kinder Morgan, Inc.	14,043	412,864
Kinsale Capital Group, Inc.	469	226,949
Kontoor Brands, Inc.	3,394	223,902
Labcorp Holdings, Inc.	2,324	610,073
Lamar Advertising Co., Class A, REIT	2,795	339,201
Linde PLC	912	427,892
Loews Corp.	7,688	704,682
Lowe's Cos., Inc.	5,714	1,267,765
M&T Bank Corp.	5,440	1,055,306
Marriott International, Inc., Class A	4,095	1,118,795
Martin Marietta Materials, Inc.	818	449,049
Mastercard, Inc., Class A	2,948	1,656,599
McDonald's Corp.	5,171	1,510,811
McKesson Corp.	842	617,001
Merck & Co., Inc.	4,348	344,188
Meta Platforms, Inc., Class A	9,039	6,671,596
Mettler-Toledo International, Inc. (A)	151	177,383
MGIC Investment Corp.	17,730	493,603
Microsoft Corp.	22,680	11,281,259
Mid-America Apartment Communities, Inc., REIT	3,238	479,256
Middleby Corp. (A)	2,592	373,248
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Mohawk Industries, Inc. (A)	3,554	$ 372,601
Moody's Corp.	1,106	554,759
Morgan Stanley	7,875	1,109,272
Murphy USA, Inc.	585	237,978
Natera, Inc. (A)	3,578	604,467
Netflix, Inc. (A)	1,186	1,588,208
Neurocrine Biosciences, Inc. (A)	1,862	234,035
NextEra Energy, Inc.	14,906	1,034,775
Northern Trust Corp.	6,208	787,112
NVIDIA Corp.	64,487	10,188,301
Omnicom Group, Inc.	2,967	213,446
ON Semiconductor Corp. (A)	4,914	257,543
Oracle Corp.	6,523	1,426,123
Oscar Health, Inc., Class A (A)	11,674	250,291
Otis Worldwide Corp.	2,474	244,975
Packaging Corp. of America	1,472	277,398
Palo Alto Networks, Inc. (A)	3,550	726,472
PepsiCo, Inc.	2,353	310,690
PG&E Corp.	23,385	325,987
Philip Morris International, Inc.	5,083	925,767
PNC Financial Services Group, Inc.	2,472	460,830
Post Holdings, Inc. (A)	3,476	378,988
Procter & Gamble Co.	2,891	460,594
Progressive Corp.	1,558	415,768
Public Service Enterprise Group, Inc.	2,299	193,530
Public Storage, REIT	1,355	397,584
Quanta Services, Inc.	2,009	759,563
Raymond James Financial, Inc.	1,047	160,578
Rayonier, Inc., REIT	9,901	219,604
Regency Centers Corp., REIT	6,952	495,191
Regeneron Pharmaceuticals, Inc.	410	215,250
Regions Financial Corp.	25,059	589,388
Robinhood Markets, Inc., Class A (A)	4,609	431,541
Ross Stores, Inc.	4,269	544,639
RTX Corp.	4,543	663,369
Salesforce, Inc.	3,752	1,023,133
SBA Communications Corp., REIT	1,445	339,344
ServiceNow, Inc. (A)	353	362,912
Silgan Holdings, Inc.	5,525	299,344
Snowflake, Inc., Class A (A)	3,035	679,142
Southern Co.	16,523	1,517,307
Southwest Airlines Co.	9,571	310,483
State Street Corp.	6,994	743,742
Synopsys, Inc. (A)	769	394,251
Take-Two Interactive Software, Inc. (A)	2,470	599,839
TD SYNNEX Corp.	5,304	719,753
Teradyne, Inc.	2,382	214,189
Tesla, Inc. (A)	8,101	2,573,364
Texas Instruments, Inc.	3,475	721,479
Thermo Fisher Scientific, Inc.	1,751	709,960
TJX Cos., Inc.	4,753	586,948
Tradeweb Markets, Inc., Class A	1,966	287,822
TransUnion	2,986	262,768
Travelers Cos., Inc.	3,049	815,729
Twilio, Inc., Class A (A)	2,025	251,829
U.S. Bancorp	9,753	441,323
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Uber Technologies, Inc. (A)	6,459	$ 602,625
Ulta Beauty, Inc. (A)	597	279,289
Union Pacific Corp.	1,877	431,860
UnitedHealth Group, Inc.	3,370	1,051,339
Verizon Communications, Inc.	10,535	455,849
Vertex Pharmaceuticals, Inc. (A)	475	211,470
Vistra Corp.	1,640	317,848
W.R. Berkley Corp.	4,695	344,942
Walt Disney Co.	18,801	2,331,512
Wells Fargo & Co.	37,204	2,980,784
Western Digital Corp.	6,914	442,427
Weyerhaeuser Co., REIT	10,096	259,366
Williams Cos., Inc.	12,402	778,970
WillScot Holdings Corp.	17,686	484,596
Xcel Energy, Inc.	4,587	312,375
Yum! Brands, Inc.	4,521	669,922
		160,500,604
Total Common Stocks (Cost $194,900,493)		234,388,376

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.3%
COOF Securitization Trust Ltd., Interest Only STRIPS
3.29% (C), 06/25/2040 (D)	$ 28,967	2,050
Federal Farm Credit Banks Funding Corp.
1.65%, 07/23/2035	5,000,000	3,778,187
2.10%, 02/25/2036	1,525,000	1,190,982
2.35%, 03/10/2036	2,660,000	2,130,769
2.50%, 04/14/2036	4,647,000	3,806,891
2.75%, 02/02/2037	3,831,000	3,113,332
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,293,753
2.09%, 02/22/2036	4,510,000	3,484,453
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 04/01/2052	19,358,709	16,201,292
3.00%, 11/01/2051 - 06/01/2052	3,008,451	2,623,932
3.50%, 01/01/2032 - 06/01/2042	505,723	494,888
4.00%, 08/01/2047	2,839,822	2,689,275
4.50%, 09/01/2052	7,505,200	7,192,536
5.00%, 07/01/2052 - 12/01/2053	15,961,960	15,703,637
5.50%, 07/01/2053 - 10/01/2054	5,301,471	5,323,756
6.00%, 06/01/2053 - 10/01/2054	13,934,025	14,286,282
6.50%, 09/01/2037 - 05/01/2054	2,581,867	2,682,290
1-Year RFUCC Treasury + 1.85%, 6.86% (C), 07/01/2040	11,642	12,007
1-Year CMT + 2.25%, 6.93% (C), 02/01/2036	7,098	7,299
1-Year CMT + 2.43%, 6.94% (C), 12/01/2031	5,338	5,428
Federal Home Loan Mortgage Corp. REMICS
2.50%, 12/25/2047	2,914,869	2,615,943
(4.44) * 1-Month SOFR Average + 23.93%, 4.81% (C), 06/15/2035	24,165	24,635
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (C), 05/15/2041	$ 33,123	$ 32,755
1-Month SOFR Average + 1.20%, 5.51% (C), 11/25/2054	1,963,222	1,958,878
5.62% (C), 10/15/2038	7,598	7,894
1-Month SOFR Average + 1.35%, 5.66% (C), 11/25/2054	1,947,755	1,951,225
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 1.95% (C), 10/15/2037	97,304	8,708
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	65,005	55,057
Federal National Mortgage Association
2.50%, 08/01/2050 - 05/01/2052	16,176,919	13,558,091
3.00%, 04/01/2051 - 07/01/2060	37,026,971	32,261,134
3.50%, 08/01/2032 - 10/01/2050	4,980,930	4,567,353
4.00%, 11/01/2050	357,606	338,273
4.50%, 09/01/2040	64,091	63,880
5.00%, 07/01/2052 - 11/01/2052	10,047,145	9,907,098
5.50%, 07/01/2025 - 01/01/2059	8,482,133	8,570,200
6.00%, 07/01/2027 - 01/01/2053	6,173,298	6,300,935
6.50%, 11/01/2053	2,723,851	2,833,039
7.00%, 11/01/2037	8,646	8,867
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,392,349	3,864,096
5.00%, 10/25/2025 - 01/25/2046	1,153,268	1,177,773
1-Month SOFR Average + 1.17%, 5.48% (C), 09/25/2054	1,899,335	1,891,085
5.50%, 11/25/2033	451,168	465,131
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 2.11% (C), 01/25/2041	94,990	11,719
(1.00) * 1-Month SOFR Average + 6.49%, 2.18% (C), 08/25/2035 - 06/25/2036	80,611	8,742
(1.00) * 1-Month SOFR Average + 6.59%, 2.28% (C), 03/25/2036	89,141	8,482
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	374,692	281,343
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	5,531	5,071
Federal National Mortgage Association-ACES
1.59%, 11/25/2028	223,111	207,598
Federal National Mortgage Association- ACES, Interest Only STRIPS
2.02% (C), 11/25/2033	2,852,479	189,607
2.05% (C), 07/25/2030	2,404,897	134,362
2.10% (C), 11/25/2028	1,734,862	76,783
Government National Mortgage Association
2.00%, 04/20/2052	6,256,248	5,095,826
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
3.00%, 08/20/2052 - 12/20/2052	$ 5,041,058	$ 4,463,844
4.00%, 10/20/2052	1,954,844	1,830,495
4.50%, 08/20/2052	8,504,758	8,209,247
5.00%, 08/20/2052 - 09/20/2052	2,982,027	2,945,299
5.50%, 11/20/2052 - 09/20/2054	9,462,995	9,539,964
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,098	5,833
3.50%, 10/20/2051	873,202	835,215
4.00% (C), 11/16/2042	58,033	56,136
1-Month Term SOFR + 0.56%, 4.90% (C), 03/20/2060 - 05/20/2062	3,614	3,590
5.00%, 04/20/2041	304,143	303,860
1-Month Term SOFR + 0.66%, 5.00% (C), 04/20/2062 - 07/20/2062	329	328
1-Month Term SOFR + 0.76%, 5.10% (C), 05/20/2061	1,030	1,030
5.14% (C), 07/20/2060	385	392
1-Month Term SOFR + 1.11%, 5.45% (C), 12/20/2066	119,588	120,200
(3.50) * 1-Month Term SOFR + 22.87%, 7.76% (C), 04/20/2037	12,636	13,933
Government National Mortgage Association REMICS, Interest Only STRIPS
1.10% (C), 06/20/2067	1,043,260	30,834
(1.00) * 1-Month Term SOFR + 6.49%, 2.17% (C), 05/20/2041	27,222	1,759
7.50%, 04/20/2031	242	15
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	4,253	3,432
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.93% (C), 08/25/2038 (D)	110,333	2,023
1.44% (C), 03/25/2039 (D)	101,204	2,818
3.02% (C), 04/25/2040 (D)	32,736	1,879
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	329,830
Tennessee Valley Authority
4.25%, 09/15/2065 (B)	264,000	212,801
4.63%, 09/15/2060	155,000	134,991
5.88%, 04/01/2036	874,000	966,274
Tennessee Valley Authority, Interest Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	890,384
Total U.S. Government Agency Obligations (Cost $219,522,690)		216,411,028
CORPORATE DEBT SECURITIES - 22.1%
Australia - 0.1%
National Australia Bank Ltd.
2.33%, 08/21/2030 (D)	415,000	367,748
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Santos Finance Ltd.
3.65%, 04/29/2031 (D)	$ 319,000	$ 296,964
6.88%, 09/19/2033 (D)	196,000	214,008
Woodside Finance Ltd.
5.40%, 05/19/2030	370,000	375,267
		1,253,987
Belgium - 0.0% *
KBC Group NV
Fixed until 10/16/2029, 4.93% (C), 10/16/2030 (D)	200,000	202,291
Canada - 0.5%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (D)	551,858	536,482
Canadian Pacific Railway Co.
3.10%, 12/02/2051	536,000	352,201
4.70%, 05/01/2048	261,000	230,208
Enbridge, Inc.
Fixed until 10/15/2028, 8.25% (C), 01/15/2084	214,000	226,230
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (D)	330,000	341,595
GFL Environmental, Inc.
3.50%, 09/01/2028 (D)	110,000	106,107
6.75%, 01/15/2031 (D)	1,010,000	1,056,887
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (C), 02/24/2032	169,000	167,073
Rogers Communications, Inc.
3.80%, 03/15/2032	589,000	547,333
Toronto-Dominion Bank
5.30%, 01/30/2032	265,000	271,972
TransCanada PipeLines Ltd.
5.60%, 03/31/2034	110,000	111,678
6.10%, 06/01/2040	78,000	80,817
TransCanada Trust
Fixed until 08/15/2026, 5.88% (C), 08/15/2076	208,000	208,328
		4,236,911
Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
5.15%, 01/15/2030 (D)	839,000	845,103
5.38%, 05/30/2030 (D)	445,000	453,304
5.75%, 11/15/2029 (D)	195,000	200,728
6.38%, 05/04/2028 (D)	348,000	362,878
		1,862,013
Denmark - 0.1%
Danske Bank AS
Fixed until 10/02/2029, 4.61% (C), 10/02/2030 (D)	675,000	672,242
Fixed until 03/01/2029, 5.71% (C), 03/01/2030 (D)	200,000	207,506
		879,748
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Finland - 0.0% *
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (C), 09/13/2033 (D)	$ 270,000	$ 268,146
France - 0.6%
BNP Paribas SA
Fixed until 05/09/2028, 4.79% (C), 05/09/2029 (D)	305,000	306,557
Fixed until 05/09/2030, 5.09% (C), 05/09/2031 (D)	410,000	413,996
Fixed until 01/13/2032, 5.79% (C), 01/13/2033 (D)	230,000	239,270
Fixed until 09/10/2034 (E), 7.38% (C)(D)	200,000	203,112
Fixed until 08/16/2029 (E), 7.75% (C)(D)	485,000	510,111
BPCE SA
Fixed until 10/19/2031, 3.12% (C), 10/19/2032 (D)	250,000	216,701
Fixed until 01/14/2030, 5.88% (C), 01/14/2031 (D)	250,000	259,322
Fixed until 01/14/2035, 6.29% (C), 01/14/2036 (D)	290,000	304,551
Credit Agricole SA
Fixed until 01/09/2028, 5.23% (C), 01/09/2029 (D)	455,000	462,400
Fixed until 09/23/2034 (E), 6.70% (C)(D)	200,000	195,684
Engie SA
5.25%, 04/10/2029 (D)	240,000	245,444
Societe Generale SA
Fixed until 06/09/2031, 2.89% (C), 06/09/2032 (D)	420,000	370,450
Fixed until 05/22/2030, 5.51% (C), 05/22/2031 (D)	200,000	203,961
Fixed until 11/21/2029 (E), 8.13% (B)(C)(D)	450,000	459,175
TotalEnergies Capital International SA
2.99%, 06/29/2041	493,000	363,417
TotalEnergies Capital SA
5.28%, 09/10/2054	42,000	39,313
5.49%, 04/05/2054	194,000	186,689
5.64%, 04/05/2064	174,000	168,675
		5,148,828
Germany - 0.1%
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (C), 11/16/2027	460,000	446,325
Fixed until 05/09/2030, 5.30% (C), 05/09/2031	410,000	416,405
Fixed until 07/13/2026, 7.15% (C), 07/13/2027	460,000	471,622
		1,334,352
Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	847,000	806,916
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
AIB Group PLC
Fixed until 03/28/2034, 5.87% (C), 03/28/2035 (D)	$ 200,000	$ 206,246
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (C), 03/20/2030 (D)	435,000	448,253
		1,461,415
Italy - 0.2%
Eni SpA
5.70%, 10/01/2040 (D)	405,000	389,349
5.95%, 05/15/2054 (D)	400,000	386,976
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (C), 06/01/2042 (D)	925,000	748,046
6.63%, 06/20/2033 (D)	250,000	271,439
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (D)	200,000	181,119
		1,976,929
Japan - 0.0% *
Japan Tobacco, Inc.
5.85%, 06/15/2035 (D)	340,000	355,534
Luxembourg - 0.0% *
Tyco Electronics Group SA
5.00%, 05/09/2035	145,000	144,404
Mexico - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (D)	200,000	164,500
Petroleos Mexicanos
6.50%, 03/13/2027	440,000	436,943
		601,443
Multi-National - 0.0% *
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	120,000	105,056
3.63%, 01/15/2032	200,000	182,878
4.38%, 02/02/2052	199,000	153,384
		441,318
Netherlands - 0.3%
ABN AMRO Bank NV
Fixed until 12/03/2027, 4.99% (C), 12/03/2028 (D)	500,000	506,733
Fixed until 09/18/2026, 6.34% (C), 09/18/2027 (D)	400,000	408,711
ENEL Finance International NV
2.13%, 07/12/2028 (D)	200,000	186,695
2.50%, 07/12/2031 (D)	490,000	429,821
3.50%, 04/06/2028 (D)	200,000	195,027
5.13%, 06/26/2029 (D)	355,000	361,609
ING Groep NV
3-Month SOFR Index + 1.01%, 5.42% (C), 03/25/2029	515,000	515,337
		2,603,933
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Panama - 0.0% *
Banco Nacional de Panama
2.50%, 08/11/2030 (D)	$ 300,000	$ 250,736
Singapore - 0.1%
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	295,000	298,879
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	460,000	426,636
		725,515
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029 (B)	400,000	411,931
Banco Santander SA
Fixed until 09/14/2026, 1.72% (C), 09/14/2027	600,000	579,586
Fixed until 05/21/2033 (E), 9.63% (C)	200,000	233,244
CaixaBank SA
Fixed until 07/03/2035, 5.58% (C), 07/03/2036 (D)	200,000	202,051
Fixed until 06/15/2034, 6.04% (C), 06/15/2035 (D)	200,000	209,260
Fixed until 09/13/2026, 6.68% (C), 09/13/2027 (D)	395,000	404,527
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (D)	245,000	269,118
		2,309,717
Sweden - 0.1%
Svenska Handelsbanken AB
5.50%, 06/15/2028 (D)	480,000	496,035
Switzerland - 0.2%
UBS AG
7.50%, 02/15/2028	825,000	889,979
UBS Group AG
Fixed until 11/13/2033 (E), 9.25% (C)(D)	200,000	231,282
Fixed until 11/13/2028 (E), 9.25% (C)(D)	200,000	218,295
		1,339,556
United Kingdom - 0.9%
Anglo American Capital PLC
2.63%, 09/10/2030 (D)	430,000	388,754
4.75%, 03/16/2052 (D)	200,000	166,747
BG Energy Capital PLC
5.13%, 10/15/2041 (D)	210,000	198,335
HSBC Holdings PLC
Fixed until 11/19/2027, 5.13% (C), 11/19/2028	480,000	486,104
Fixed until 05/13/2030, 5.24% (C), 05/13/2031	620,000	631,276
Fixed until 11/19/2029, 5.29% (C), 11/19/2030	570,000	582,296
Fixed until 05/17/2027, 5.60% (C), 05/17/2028	410,000	417,679
Fixed until 11/18/2034, 5.87% (C), 11/18/2035	270,000	273,222
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
HSBC Holdings PLC (continued)
Fixed until 06/05/2030 (E), 7.05% (C)	$ 200,000	$ 202,311
Fixed until 11/03/2027, 7.39% (C), 11/03/2028	485,000	515,065
Imperial Brands Finance PLC
5.88%, 07/01/2034 (D)	597,000	612,424
6.38%, 07/01/2055 (D)	430,000	436,028
Nationwide Building Society
5.13%, 07/29/2029 (D)	520,000	532,500
NatWest Group PLC
Fixed until 11/10/2033 (E), 8.13% (B)(C)	200,000	215,731
NatWest Markets PLC
5.02%, 03/21/2030 (D)	560,000	568,836
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (C), 09/11/2030	602,000	601,209
Fixed until 04/15/2030, 5.69% (C), 04/15/2031	590,000	608,541
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (C), 02/08/2030 (D)	715,000	768,475
Vodafone Group PLC
5.75%, 06/28/2054	116,000	111,138
		8,316,671
United States - 18.1%
AbbVie, Inc.
4.05%, 11/21/2039	490,000	429,488
4.25%, 11/21/2049	402,000	331,172
4.40%, 11/06/2042	167,000	146,836
4.63%, 10/01/2042	442,000	395,329
4.80%, 03/15/2029	314,000	320,157
5.50%, 03/15/2064	51,000	49,455
5.60%, 03/15/2055	80,000	80,028
Accenture Capital, Inc.
4.25%, 10/04/2031	224,000	221,906
4.50%, 10/04/2034	213,000	207,295
Advanced Micro Devices, Inc.
4.39%, 06/01/2052 (B)	110,000	92,220
AES Corp.
5.45%, 06/01/2028	317,000	323,939
5.80%, 03/15/2032	150,000	152,291
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	575,000	477,393
3.55%, 03/15/2052	216,000	145,271
Alliant Energy Finance LLC
5.95%, 03/30/2029 (D)	519,000	544,541
Alphabet, Inc.
1.90%, 08/15/2040	145,000	97,384
5.25%, 05/15/2055	110,000	108,336
5.30%, 05/15/2065	90,000	88,123
Altria Group, Inc.
2.45%, 02/04/2032	480,000	413,989
3.40%, 02/04/2041	475,000	352,366
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Amazon.com, Inc.
2.50%, 06/03/2050	$ 130,000	$ 78,131
2.70%, 06/03/2060	132,000	75,809
3.10%, 05/12/2051	101,000	68,088
3.88%, 08/22/2037	599,000	541,825
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030 (D)	180,000	183,066
5.50%, 03/17/2035 (D)	285,000	289,151
Ameren Corp.
5.38%, 03/15/2035	545,000	548,403
American Airlines Pass-Through Trust
3.95%, 01/11/2032	31,000	29,223
4.10%, 07/15/2029	161,403	156,032
American Express Co.
Fixed until 04/25/2028, 4.73% (C), 04/25/2029	160,000	161,819
Fixed until 04/25/2035, 5.67% (C), 04/25/2036	130,000	134,619
American Homes 4 Rent LP
4.95%, 06/15/2030	90,000	90,918
American Tower Corp.
5.20%, 02/15/2029	412,000	421,568
Amgen, Inc.
2.45%, 02/21/2030	586,000	536,664
3.15%, 02/21/2040	137,000	105,528
4.20%, 02/22/2052	369,000	288,914
4.66%, 06/15/2051	75,000	64,211
4.88%, 03/01/2053	165,000	144,091
5.75%, 03/02/2063	267,000	259,575
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	393,000	383,470
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	177,000	172,708
Anheuser-Busch InBev Worldwide, Inc.
5.80%, 01/23/2059	24,000	24,580
Antero Resources Corp.
5.38%, 03/01/2030 (D)	303,000	304,939
Apple, Inc.
2.65%, 02/08/2051	108,000	67,056
2.70%, 08/05/2051	490,000	306,493
2.80%, 02/08/2061	45,000	26,610
2.95%, 09/11/2049	200,000	134,249
AT&T, Inc.
2.55%, 12/01/2033	873,000	730,619
3.50%, 06/01/2041 - 09/15/2053	304,000	230,514
3.55%, 09/15/2055	708,000	477,721
3.65%, 09/15/2059	354,000	237,500
3.80%, 12/01/2057	164,000	114,751
5.40%, 02/15/2034	133,000	136,794
6.05%, 08/15/2056	170,000	173,488
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	205,000	203,162
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (C), 07/23/2031	228,000	200,337
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 10/24/2030, 1.92% (C), 10/24/2031	$ 228,000	$ 198,835
Fixed until 06/19/2040, 2.68% (C), 06/19/2041	58,000	41,369
Fixed until 10/22/2029, 2.88% (C), 10/22/2030	1,159,000	1,084,825
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,127,000	1,101,624
Fixed until 01/20/2027, 3.82% (C), 01/20/2028	1,561,000	1,547,396
Fixed until 03/08/2032, 3.85% (C), 03/08/2037	169,000	154,651
Fixed until 02/07/2029, 3.97% (C), 02/07/2030	608,000	598,460
Fixed until 01/24/2030, 5.16% (C), 01/24/2031	650,000	666,217
Fixed until 04/25/2028, 5.20% (C), 04/25/2029	744,000	760,340
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	370,000	379,403
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	250,000	250,002
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	1,339,000	1,394,860
Fixed until 05/01/2030 (E), 6.63% (C)	197,000	204,024
BAT Capital Corp.
3.73%, 09/25/2040	377,000	297,592
4.54%, 08/15/2047	300,000	242,347
5.35%, 08/15/2032	430,000	439,771
5.63%, 08/15/2035	285,000	290,008
5.83%, 02/20/2031	40,000	42,092
7.08%, 08/02/2043	415,000	457,071
Baxter International, Inc.
2.27%, 12/01/2028	216,000	201,086
2.54%, 02/01/2032 (B)	933,000	813,188
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	54,000	45,125
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	56,000	43,333
Berry Global, Inc.
5.65%, 01/15/2034	170,000	175,437
5.80%, 06/15/2031	552,000	580,049
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036 (D)	230,000	227,244
6.05%, 01/15/2029 (D)	219,000	228,923
Biogen, Inc.
2.25%, 05/01/2030	1,130,000	1,018,204
5.75%, 05/15/2035	295,000	303,796
Boeing Co.
3.95%, 08/01/2059	250,000	170,898
5.81%, 05/01/2050	327,000	313,593
7.01%, 05/01/2064	136,000	149,375
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	51,000	35,001
3.70%, 03/15/2052	299,000	217,824
3.90%, 03/15/2062	167,000	119,564
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bristol-Myers Squibb Co. (continued)
5.20%, 02/22/2034	$ 72,000	$ 73,738
5.55%, 02/22/2054	410,000	399,992
5.65%, 02/22/2064	268,000	260,203
6.25%, 11/15/2053	267,000	286,116
Broadcom, Inc.
3.14%, 11/15/2035 (D)	563,000	474,856
3.42%, 04/15/2033 (D)	600,000	544,157
3.47%, 04/15/2034 (D)	340,000	303,720
3.75%, 02/15/2051 (D)	106,000	79,289
4.55%, 02/15/2032	83,000	82,232
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	222,000	177,302
4.15%, 04/01/2045	46,000	38,562
4.38%, 09/01/2042	46,000	40,279
5.20%, 04/15/2054	298,000	282,049
Cadence Design Systems, Inc.
4.70%, 09/10/2034	473,000	467,293
Calpine Corp.
4.63%, 02/01/2029 (D)	365,000	360,484
5.00%, 02/01/2031 (D)	105,000	103,870
Cardinal Health, Inc.
5.75%, 11/15/2054	95,000	93,637
Cencora, Inc.
2.70%, 03/15/2031	1,052,000	949,788
2.80%, 05/15/2030	75,000	69,646
4.85%, 12/15/2029	55,000	55,870
CF Industries, Inc.
4.95%, 06/01/2043	54,000	48,007
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	74,000	68,153
2.80%, 04/01/2031	281,000	250,566
3.50%, 06/01/2041 - 03/01/2042	564,000	407,349
3.70%, 04/01/2051	773,000	514,903
4.80%, 03/01/2050	116,000	92,808
6.38%, 10/23/2035	43,000	45,163
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	219,000	211,269
5.13%, 06/30/2027	192,000	193,800
Cheniere Energy Partners LP
3.25%, 01/31/2032	404,000	362,160
4.50%, 10/01/2029	240,000	237,431
5.55%, 10/30/2035 (D)(F)	246,000	247,934
5.75%, 08/15/2034	316,000	324,523
Cheniere Energy, Inc.
4.63%, 10/15/2028	315,000	314,565
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.75%, 05/15/2030 (D)	445,000	450,892
Citigroup, Inc.
Fixed until 11/05/2029, 2.98% (C), 11/05/2030	549,000	513,622
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	447,000	437,716
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc. (continued)
Fixed until 07/24/2027, 3.67% (C), 07/24/2028	$ 727,000	$ 715,639
Fixed until 04/23/2028, 4.08% (C), 04/23/2029	257,000	254,452
Fixed until 09/19/2029, 4.54% (C), 09/19/2030	322,000	320,540
Fixed until 05/07/2030, 4.95% (C), 05/07/2031	1,000,000	1,011,397
Fixed until 03/27/2035, 5.33% (C), 03/27/2036	830,000	836,513
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	239,000	243,867
Fixed until 01/24/2035, 6.02% (C), 01/24/2036	170,000	174,576
Fixed until 02/15/2030 (E), 6.75% (C)	510,000	513,756
Fixed until 02/15/2030 (E), 6.95% (C)	315,000	321,716
Fixed until 08/15/2029 (E), 7.13% (C)	594,000	612,242
CMS Energy Corp.
Fixed until 03/01/2035, 6.50% (C), 06/01/2055	215,000	215,515
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (D)	35,000	35,152
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035 (D)	320,000	321,858
5.93%, 08/15/2030 (D)	129,000	136,176
6.04%, 11/15/2033 (D)	422,000	442,797
Comcast Corp.
2.80%, 01/15/2051	76,000	45,571
2.89%, 11/01/2051	1,134,000	690,127
2.94%, 11/01/2056	1,205,000	707,517
3.75%, 04/01/2040	178,000	147,756
5.30%, 05/15/2035	590,000	601,163
Commonwealth Edison Co.
4.70%, 01/15/2044	158,000	140,739
ConocoPhillips Co.
5.70%, 09/15/2063	213,000	203,708
Constellation Brands, Inc.
2.88%, 05/01/2030	240,000	221,939
4.90%, 05/01/2033 (B)	176,000	174,388
Constellation Energy Generation LLC
5.60%, 06/15/2042	25,000	24,325
Consumers Energy Co.
3.95%, 05/15/2043	224,000	183,016
4.50%, 01/15/2031	194,000	194,759
COPT Defense Properties LP
2.00%, 01/15/2029	147,000	133,927
2.75%, 04/15/2031	316,000	279,500
Coterra Energy, Inc.
5.90%, 02/15/2055	440,000	409,573
Crown Castle, Inc.
5.00%, 01/11/2028	170,000	171,675
5.60%, 06/01/2029	404,000	416,983
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CVS Health Corp.
4.13%, 04/01/2040	$ 145,000	$ 121,057
5.88%, 06/01/2053	370,000	353,526
CVS Pass-Through Trust
6.20%, 10/10/2025 (D)	3,985	3,988
Diamondback Energy, Inc.
5.75%, 04/18/2054	115,000	106,746
Dominion Energy, Inc.
4.90%, 08/01/2041	299,000	269,620
5.45%, 03/15/2035	178,000	179,512
Fixed until 03/03/2034, 7.00% (C), 06/01/2054	203,000	217,805
Dow Chemical Co.
4.38%, 11/15/2042	84,000	68,352
DT Midstream, Inc.
4.13%, 06/15/2029 (D)	191,000	184,473
4.38%, 06/15/2031 (D)	404,000	386,864
DTE Energy Co.
5.20%, 04/01/2030	650,000	665,136
Duke Energy Carolinas LLC
4.00%, 09/30/2042	159,000	131,418
5.40%, 01/15/2054	43,000	41,354
Duke Energy Indiana LLC
2.75%, 04/01/2050	181,000	111,506
5.25%, 03/01/2034	220,000	224,916
5.40%, 04/01/2053	227,000	216,247
Duke Energy Ohio, Inc.
5.30%, 06/15/2035	510,000	517,839
5.55%, 03/15/2054	172,000	168,032
Duke Energy Progress LLC
2.90%, 08/15/2051	230,000	142,955
5.05%, 03/15/2035	364,000	365,542
5.55%, 03/15/2055	13,000	12,707
DuPont de Nemours, Inc.
5.32%, 11/15/2038	397,000	410,951
5.42%, 11/15/2048	110,000	110,774
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (D)	336,000	325,599
Eaton Corp.
4.15%, 11/02/2042	315,000	271,095
Edison International
Fixed until 12/15/2026 (E), 5.00% (C)	572,000	494,461
5.25%, 03/15/2032 (B)	134,000	127,113
EIDP, Inc.
5.13%, 05/15/2032	200,000	203,948
Electronic Arts, Inc.
1.85%, 02/15/2031	426,000	370,090
2.95%, 02/15/2051	131,000	81,803
Elevance Health, Inc.
2.88%, 09/15/2029	160,000	150,657
4.63%, 05/15/2042	123,000	107,893
4.65%, 01/15/2043	86,000	75,399
6.10%, 10/15/2052	133,000	135,536
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Emera U.S. Finance LP
2.64%, 06/15/2031	$ 271,000	$ 237,945
4.75%, 06/15/2046	293,000	243,601
Energy Transfer LP
5.60%, 09/01/2034	199,000	202,107
5.70%, 04/01/2035	187,000	190,477
6.00%, 02/01/2029 (D)	1,149,000	1,167,449
6.40%, 12/01/2030	325,000	350,234
6.55%, 12/01/2033	76,000	82,457
Fixed until 05/15/2030 (E), 7.13% (C)	141,000	143,632
7.38%, 02/01/2031 (D)	189,000	198,042
Entergy Arkansas LLC
4.95%, 12/15/2044	51,000	45,465
5.75%, 06/01/2054	66,000	65,372
Entergy Corp.
Fixed until 09/01/2029, 7.13% (C), 12/01/2054	558,000	577,338
Entergy Louisiana LLC
2.90%, 03/15/2051	333,000	205,906
5.70%, 03/15/2054	132,000	130,257
5.80%, 03/15/2055	220,000	220,025
Entergy Mississippi LLC
3.50%, 06/01/2051	38,000	26,140
5.80%, 04/15/2055	343,000	343,195
Entergy Texas, Inc.
3.45%, 12/01/2027	29,000	28,249
5.55%, 09/15/2054	62,000	59,140
Enterprise Products Operating LLC
6.65%, 10/15/2034	231,000	256,450
EQT Corp.
4.50%, 01/15/2029 (D)	120,000	118,541
4.75%, 01/15/2031 (D)	523,000	514,775
6.38%, 04/01/2029 (D)	468,000	482,739
7.50%, 06/01/2030 (D)	151,000	165,951
Equitable Holdings, Inc.
4.57%, 02/15/2029 (D)	152,000	151,651
ERP Operating LP
4.95%, 06/15/2032	160,000	161,826
Essex Portfolio LP
1.70%, 03/01/2028	299,000	278,808
Exelon Corp.
Fixed until 12/15/2034, 6.50% (C), 03/15/2055	300,000	305,150
Expand Energy Corp.
4.75%, 02/01/2032	487,000	473,552
5.38%, 02/01/2029 - 03/15/2030	621,000	622,666
5.88%, 02/01/2029 (D)	355,000	356,427
6.75%, 04/15/2029 (D)	466,000	471,578
Extra Space Storage LP
5.50%, 07/01/2030	439,000	455,358
Exxon Mobil Corp.
3.00%, 08/16/2039	309,000	240,637
FedEx Corp.
3.25%, 05/15/2041 (D)	141,000	101,125
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (C), 04/25/2033	$ 190,000	$ 181,375
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (D)	419,000	399,196
4.55%, 04/01/2049 (D)	388,000	328,870
Florida Power & Light Co.
5.80%, 03/15/2065	63,000	63,878
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	410,000	409,157
7.20%, 06/10/2030	324,000	340,976
Foundry JV Holdco LLC
5.50%, 01/25/2031 (D)	200,000	205,139
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	290,000	274,055
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	198,735
General Motors Co.
5.15%, 04/01/2038	81,000	75,371
5.95%, 04/01/2049	129,000	120,584
6.60%, 04/01/2036	140,000	148,275
General Motors Financial Co., Inc.
2.35%, 01/08/2031	242,000	209,619
5.45%, 07/15/2030	210,000	212,949
5.63%, 04/04/2032	180,000	182,125
5.90%, 01/07/2035	290,000	291,538
5.95%, 04/04/2034	306,000	310,352
6.10%, 01/07/2034	144,000	148,209
6.15%, 07/15/2035	130,000	132,922
Gilead Sciences, Inc.
2.60%, 10/01/2040	370,000	265,463
2.80%, 10/01/2050	145,000	91,152
5.25%, 10/15/2033	588,000	608,302
Glencore Funding LLC
5.19%, 04/01/2030 (D)	130,000	132,541
5.67%, 04/01/2035 (D)	875,000	892,640
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (C), 09/10/2027	984,000	950,059
Fixed until 10/31/2037, 4.02% (C), 10/31/2038	277,000	241,590
Fixed until 10/23/2029, 4.69% (C), 10/23/2030	216,000	216,649
Fixed until 04/23/2030, 5.22% (C), 04/23/2031	1,225,000	1,255,835
Fixed until 07/23/2034, 5.33% (C), 07/23/2035	931,000	939,094
Fixed until 01/28/2035, 5.54% (C), 01/28/2036	169,000	173,308
Fixed until 10/24/2028, 6.48% (C), 10/24/2029	1,579,000	1,674,950
HCA, Inc.
4.63%, 03/15/2052	595,000	478,153
5.20%, 06/01/2028	363,000	370,870
5.25%, 06/15/2049	167,000	148,356
5.50%, 03/01/2032 - 06/15/2047	520,000	530,491
5.63%, 09/01/2028	220,000	226,503
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
HCA, Inc. (continued)
5.75%, 03/01/2035	$ 280,000	$ 287,945
5.95%, 09/15/2054	166,000	161,328
6.20%, 03/01/2055	70,000	70,499
Healthpeak OP LLC
5.38%, 02/15/2035	130,000	131,187
Hess Corp.
5.60%, 02/15/2041	359,000	356,471
6.00%, 01/15/2040	350,000	368,354
Hess Midstream Operations LP
5.50%, 10/15/2030 (D)	607,000	609,689
6.50%, 06/01/2029 (D)	249,000	256,074
Home Depot, Inc.
2.38%, 03/15/2051	458,000	258,994
3.30%, 04/15/2040	118,000	94,207
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (C), 02/02/2035	264,000	269,791
Fixed until 08/21/2028, 6.21% (C), 08/21/2029	262,000	274,921
Hyundai Capital America
5.40%, 03/29/2032 (D)	98,000	99,177
Intel Corp.
3.73%, 12/08/2047	65,000	45,856
4.25%, 12/15/2042	130,000	104,829
ITC Holdings Corp.
2.95%, 05/14/2030 (D)	1,117,000	1,038,798
5.40%, 06/01/2033 (D)	175,000	176,998
5.65%, 05/09/2034 (D)	412,000	422,518
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (D)(F)	570,000	570,838
6.38%, 04/15/2066 (D)(F)	190,000	191,400
Jersey Central Power & Light Co.
5.10%, 01/15/2035	145,000	144,571
JetBlue Pass-Through Trust
2.75%, 11/15/2033	113,081	98,958
Kenvue, Inc.
5.20%, 03/22/2063	31,000	28,680
Keurig Dr. Pepper, Inc.
3.35%, 03/15/2051	112,000	75,239
KeyBank NA
3.90%, 04/13/2029	590,000	569,874
KeyCorp
Fixed until 06/01/2032, 4.79% (C), 06/01/2033	469,000	457,211
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	185,000	191,122
Kinder Morgan, Inc.
5.15%, 06/01/2030	140,000	142,943
Kinetik Holdings LP
5.88%, 06/15/2030 (D)	677,000	682,741
Kroger Co.
4.45%, 02/01/2047	66,000	54,740
5.65%, 09/15/2064	332,000	314,284
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Leidos, Inc.
2.30%, 02/15/2031	$ 655,000	$ 573,126
5.40%, 03/15/2032	249,000	254,143
Lennar Corp.
5.20%, 07/30/2030	230,000	234,325
Lockheed Martin Corp.
5.70%, 11/15/2054	220,000	221,923
Lowe's Cos., Inc.
2.80%, 09/15/2041	585,000	408,691
M&T Bank Corp.
Fixed until 01/16/2028, 4.83% (C), 01/16/2029	41,000	41,336
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	194,000	197,214
Marathon Petroleum Corp.
4.75%, 09/15/2044	74,000	61,549
Marriott International, Inc.
5.10%, 04/15/2032	140,000	141,577
5.50%, 04/15/2037	225,000	225,037
Mars, Inc.
3.88%, 04/01/2039 (D)	110,000	94,670
4.60%, 03/01/2028 (D)	525,000	529,268
5.00%, 03/01/2032 (D)	180,000	182,393
5.20%, 03/01/2035 (D)	260,000	263,115
5.65%, 05/01/2045 (D)	174,000	174,421
5.80%, 05/01/2065 (D)	167,000	166,713
Marvell Technology, Inc.
2.95%, 04/15/2031	348,000	316,923
4.75%, 07/15/2030	35,000	35,155
5.45%, 07/15/2035	300,000	302,088
5.75%, 02/15/2029	494,000	514,323
5.95%, 09/15/2033	506,000	534,351
Massachusetts Electric Co.
1.73%, 11/24/2030 (D)	334,000	286,523
McDonald's Corp.
3.70%, 02/15/2042	271,000	214,961
MDC Holdings, Inc.
6.00%, 01/15/2043	238,000	215,301
Merck & Co., Inc.
5.15%, 05/17/2063	86,000	79,253
Met Tower Global Funding
5.25%, 04/12/2029 (D)	430,000	442,598
Meta Platforms, Inc.
4.45%, 08/15/2052	359,000	302,676
5.40%, 08/15/2054	660,000	643,659
5.55%, 08/15/2064	116,000	113,360
5.60%, 05/15/2053	166,000	165,998
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (D)	230,000	215,260
5.15%, 03/28/2033 (D)	545,000	553,136
Microchip Technology, Inc.
5.05%, 02/15/2030	220,000	223,173
Micron Technology, Inc.
5.88%, 02/09/2033	270,000	281,568
6.05%, 11/01/2035	495,000	518,049
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Microsoft Corp.
2.50%, 09/15/2050	$ 387,000	$ 237,471
2.53%, 06/01/2050	115,000	71,066
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (D)	28,000	27,792
Morgan Stanley
Fixed until 07/20/2026, 1.51% (C), 07/20/2027	579,000	561,665
Fixed until 02/13/2031, 1.79% (C), 02/13/2032	417,000	356,762
Fixed until 04/28/2031, 1.93% (C), 04/28/2032	210,000	179,548
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	797,000	677,239
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	214,000	210,945
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	615,000	616,173
Fixed until 07/20/2032, 4.89% (C), 07/20/2033	405,000	405,408
Fixed until 07/19/2029, 5.04% (C), 07/19/2030	307,000	312,216
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	325,000	331,808
Fixed until 01/15/2030, 5.23% (C), 01/15/2031	480,000	491,373
Fixed until 07/20/2028, 5.45% (C), 07/20/2029	76,000	78,162
Fixed until 11/19/2054, 5.52% (C), 11/19/2055	295,000	288,283
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	461,000	478,846
Fixed until 04/17/2035, 5.66% (C), 04/17/2036	693,000	718,120
Morgan Stanley Bank NA
Fixed until 05/26/2027, 5.50% (C), 05/26/2028	815,000	832,209
MPLX LP
5.50%, 06/01/2034	218,000	218,886
Netflix, Inc.
5.38%, 11/15/2029 (D)	128,000	133,719
6.38%, 05/15/2029	515,000	554,270
Nevada Power Co.
Fixed until 02/15/2030, 6.25% (C), 05/15/2055	470,000	467,722
New York & Presbyterian Hospital
2.26%, 08/01/2040	234,000	160,797
New York Life Global Funding
1.20%, 08/07/2030 (D)	242,000	206,814
1.85%, 08/01/2031 (D)	230,000	198,328
New York Life Insurance Co.
3.75%, 05/15/2050 (D)	72,000	53,190
4.45%, 05/15/2069 (D)	86,000	66,939
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035	450,000	458,647
5.90%, 03/15/2055	310,000	310,978
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
NextEra Energy Capital Holdings, Inc. (continued)
Fixed until 05/15/2030, 6.38% (C), 08/15/2055	$ 104,000	$ 106,200
Fixed until 03/15/2034, 6.75% (C), 06/15/2054	216,000	224,094
NGPL PipeCo LLC
4.88%, 08/15/2027 (D)	394,000	391,998
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (D)	271,000	268,890
NiSource, Inc.
5.80%, 02/01/2042	36,000	35,407
Fixed until 08/30/2029, 6.95% (C), 11/30/2054	216,000	224,849
NNN REIT, Inc.
3.00%, 04/15/2052	80,000	49,180
3.10%, 04/15/2050	250,000	158,475
3.50%, 04/15/2051	170,000	116,582
Norfolk Southern Corp.
3.05%, 05/15/2050	218,000	142,991
3.95%, 10/01/2042	76,000	62,075
4.45%, 06/15/2045	165,000	140,853
Northern Natural Gas Co.
3.40%, 10/16/2051 (D)	119,000	78,382
4.30%, 01/15/2049 (D)	58,000	45,997
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (D)	224,000	170,562
6.06%, 03/30/2040 (D)	284,000	298,580
NRG Energy, Inc.
4.45%, 06/15/2029 (D)	439,000	431,899
7.00%, 03/15/2033 (D)	243,000	266,740
Occidental Petroleum Corp.
4.63%, 06/15/2045	164,000	123,105
Ohio Power Co.
2.90%, 10/01/2051	218,000	133,111
OhioHealth Corp.
2.30%, 11/15/2031	333,000	291,301
ONEOK, Inc.
5.05%, 04/01/2045	80,000	67,291
5.38%, 06/01/2029	96,000	98,048
5.60%, 04/01/2044	338,000	308,315
5.63%, 01/15/2028 (D)	212,000	216,725
6.50%, 09/01/2030 (D)	32,000	34,187
Oracle Corp.
3.60%, 04/01/2040 - 04/01/2050	515,000	379,762
3.85%, 07/15/2036	78,000	68,678
3.95%, 03/25/2051	187,000	138,024
4.38%, 05/15/2055	180,000	140,890
5.38%, 09/27/2054	150,000	137,120
6.00%, 08/03/2055	630,000	628,938
Ovintiv, Inc.
6.25%, 07/15/2033	162,000	167,255
6.50%, 02/01/2038	51,000	51,485
Pacific Gas & Electric Co.
3.25%, 06/01/2031	415,000	372,421
4.40%, 03/01/2032	121,000	113,257
4.45%, 04/15/2042	326,000	258,368
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Gas & Electric Co. (continued)
4.50%, 07/01/2040	$ 226,371	$ 188,626
4.55%, 07/01/2030	206,830	201,871
4.60%, 06/15/2043	333,000	263,767
5.55%, 05/15/2029	321,000	326,176
5.70%, 03/01/2035	248,000	245,748
6.00%, 08/15/2035	229,000	231,569
6.10%, 01/15/2029	136,000	140,903
6.15%, 01/15/2033	83,000	85,486
PacifiCorp
2.90%, 06/15/2052	78,000	46,179
PECO Energy Co.
2.80%, 06/15/2050	266,000	166,778
PG&E Corp.
Fixed until 12/15/2029, 7.38% (C), 03/15/2055	318,000	301,152
Philip Morris International, Inc.
3.88%, 08/21/2042	253,000	205,752
4.75%, 11/01/2031	885,000	891,517
5.13%, 02/13/2031	355,000	365,631
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	444,000	370,964
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/2050	202,000	134,669
Pioneer Natural Resources Co.
2.15%, 01/15/2031	768,000	682,154
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (E), 3.40% (C)	242,000	233,710
Fixed until 10/21/2031, 4.81% (C), 10/21/2032	324,000	324,745
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	216,000	224,423
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	189,000	211,283
Prologis LP
5.25%, 05/15/2035	85,000	86,168
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (C), 03/15/2054	184,000	189,014
Public Service Co. of Colorado
2.70%, 01/15/2051	132,000	78,209
4.30%, 03/15/2044	185,000	151,937
4.50%, 06/01/2052	125,000	101,942
Public Service Co. of Oklahoma
5.20%, 01/15/2035	215,000	214,613
5.45%, 01/15/2036	725,000	730,182
Puget Energy, Inc.
2.38%, 06/15/2028	136,000	128,366
5.73%, 03/15/2035 (D)	291,000	292,742
Puget Sound Energy, Inc.
5.64%, 04/15/2041	199,000	197,030
5.69%, 06/15/2054	79,000	77,415
Quanta Services, Inc.
2.90%, 10/01/2030	103,000	94,952
5.25%, 08/09/2034	526,000	532,441
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Quest Diagnostics, Inc.
4.60%, 12/15/2027	$ 75,000	$ 75,679
5.00%, 12/15/2034	428,000	425,904
Realty Income Corp.
2.85%, 12/15/2032	98,000	85,769
5.13%, 04/15/2035	90,000	90,107
Regal Rexnord Corp.
6.05%, 04/15/2028	361,000	372,004
6.40%, 04/15/2033	147,000	155,203
Regency Centers LP
2.95%, 09/15/2029	194,000	183,562
3.70%, 06/15/2030	242,000	233,945
Roper Technologies, Inc.
4.50%, 10/15/2029	166,000	166,330
4.75%, 02/15/2032	91,000	91,160
RTX Corp.
2.38%, 03/15/2032	494,000	429,836
3.13%, 07/01/2050	114,000	75,575
S&P Global, Inc.
2.30%, 08/15/2060	184,000	93,959
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	329,000	327,258
4.50%, 05/15/2030	295,000	294,506
Salesforce, Inc.
2.70%, 07/15/2041	250,000	179,835
San Diego Gas & Electric Co.
2.95%, 08/15/2051	222,000	139,685
3.32%, 04/15/2050	65,000	43,587
4.30%, 04/01/2042	37,000	30,664
5.35%, 04/01/2053	299,000	279,237
5.40%, 04/15/2035	410,000	418,654
Sempra
Fixed until 07/01/2029, 6.88% (C), 10/01/2054	216,000	217,823
Smithfield Foods, Inc.
3.00%, 10/15/2030 (D)	459,000	416,946
Solventum Corp.
5.40%, 03/01/2029	870,000	895,896
5.45%, 03/13/2031	470,000	488,025
Sonoco Products Co.
4.60%, 09/01/2029	241,000	240,444
5.00%, 09/01/2034	382,000	371,557
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (D)	141,000	141,905
5.03%, 10/01/2029 (D)	403,000	404,300
Southern California Edison Co.
2.95%, 02/01/2051	196,000	114,608
3.60%, 02/01/2045	168,000	115,603
3.65%, 03/01/2028	185,000	179,864
5.20%, 06/01/2034	444,000	430,611
5.25%, 03/15/2030	189,000	190,953
5.45%, 03/01/2035	92,000	90,309
5.70%, 03/01/2053	69,000	61,898
5.88%, 12/01/2053	271,000	247,365
5.90%, 03/01/2055	27,000	24,688
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	$ 121,000	$ 104,001
3.15%, 09/30/2051	282,000	180,188
5.75%, 09/15/2033	135,000	141,561
Southern Power Co.
5.15%, 09/15/2041	329,000	311,153
5.25%, 07/15/2043	314,000	293,692
Southwestern Electric Power Co.
3.90%, 04/01/2045	71,000	53,333
Sprint Capital Corp.
6.88%, 11/15/2028	327,000	351,047
State Street Corp.
4.83%, 04/24/2030	175,000	178,246
Fixed until 09/15/2029 (E), 6.70% (B)(C)	432,000	451,771
Fixed until 03/15/2029 (E), 6.70% (C)	179,000	186,928
Stellantis Finance U.S., Inc.
5.75%, 03/18/2030 (D)	230,000	232,058
6.45%, 03/18/2035 (D)	875,000	879,271
Synopsys, Inc.
4.85%, 04/01/2030	260,000	263,606
5.00%, 04/01/2032	130,000	131,681
5.70%, 04/01/2055	160,000	159,081
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	54,000	54,833
5.40%, 06/12/2029	80,000	82,378
5.60%, 06/12/2034 (B)	610,000	633,026
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (D)	610,000	686,771
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (D)	66,000	60,958
Texas Instruments, Inc.
5.00%, 03/14/2053	166,000	153,115
5.05%, 05/18/2063	140,000	128,376
5.15%, 02/08/2054	50,000	47,119
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	185,000	215,430
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	51,771
5.50%, 09/01/2041	275,000	250,049
5.88%, 11/15/2040	65,000	62,404
6.55%, 05/01/2037	46,000	47,510
T-Mobile USA, Inc.
2.63%, 02/15/2029	597,000	560,078
3.30%, 02/15/2051	455,000	301,999
3.88%, 04/15/2030	263,000	255,430
5.13%, 05/15/2032	319,000	325,314
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	659,000	659,412
Trustees of Boston University
3.17%, 10/01/2050	282,000	186,038
U.S. Bancorp
Fixed until 05/15/2030, 5.08% (C), 05/15/2031	210,000	214,209
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
U.S. Bancorp (continued)
Fixed until 01/23/2034, 5.68% (C), 01/23/2035	$ 178,000	$ 184,795
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	287,000	301,469
U.S. Cellular Corp.
6.70%, 12/15/2033	272,000	285,621
Uber Technologies, Inc.
4.50%, 08/15/2029 (D)	380,000	377,318
4.80%, 09/15/2034	295,000	289,760
5.35%, 09/15/2054	316,000	294,752
UDR, Inc.
4.40%, 01/26/2029	149,000	148,962
5.13%, 09/01/2034	415,000	410,969
Union Electric Co.
3.90%, 04/01/2052	59,000	44,953
5.20%, 04/01/2034	370,000	376,101
5.25%, 04/15/2035 - 01/15/2054	458,000	450,228
5.45%, 03/15/2053	48,000	46,308
Union Pacific Corp.
3.55%, 08/15/2039	395,000	330,335
United Airlines Pass-Through Trust
2.88%, 04/07/2030	340,498	321,471
5.88%, 08/15/2038	357,858	356,193
UnitedHealth Group, Inc.
2.75%, 05/15/2040	167,000	121,160
3.05%, 05/15/2041	86,000	63,201
3.25%, 05/15/2051	194,000	128,680
3.50%, 08/15/2039	539,000	434,978
5.35%, 02/15/2033	380,000	391,526
5.38%, 04/15/2054	44,000	41,132
University of Miami
4.06%, 04/01/2052	272,000	212,942
Ventas Realty LP
3.00%, 01/15/2030	595,000	558,378
4.00%, 03/01/2028	56,000	55,480
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (D)	340,000	350,668
Veralto Corp.
5.35%, 09/18/2028	314,000	323,630
Verizon Communications, Inc.
1.75%, 01/20/2031	929,000	800,498
5.40%, 07/02/2037 (D)	1,535,043	1,544,298
Virginia Electric & Power Co.
2.45%, 12/15/2050	274,000	153,722
5.70%, 08/15/2053	71,000	69,911
Vistra Operations Co. LLC
5.70%, 12/30/2034 (D)	340,000	346,222
6.00%, 04/15/2034 (D)	305,000	316,730
6.95%, 10/15/2033 (D)	300,000	329,426
Volkswagen Group of America Finance LLC
5.80%, 03/27/2035 (D)	245,000	246,788
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	507,000	377,081
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (C), 06/02/2028	$ 403,000	$ 388,256
Fixed until 05/22/2027, 3.58% (C), 05/22/2028	135,000	132,921
Fixed until 03/15/2026 (E), 3.90% (C)	221,000	218,735
Fixed until 07/25/2027, 4.81% (C), 07/25/2028	376,000	379,170
Fixed until 07/25/2032, 4.90% (C), 07/25/2033	440,000	440,086
Fixed until 04/23/2030, 5.15% (C), 04/23/2031	537,000	549,976
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	580,000	594,986
Fixed until 04/24/2033, 5.39% (C), 04/24/2034	496,000	507,531
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	640,000	660,498
Fixed until 07/25/2028, 5.57% (C), 07/25/2029	487,000	502,856
Fixed until 04/23/2035, 5.61% (C), 04/23/2036	1,041,000	1,074,540
Fixed until 04/22/2027, 5.71% (C), 04/22/2028	514,000	525,162
Williams Cos., Inc.
4.80%, 11/15/2029	413,000	417,703
5.30%, 08/15/2028 - 09/30/2035	972,000	990,317
6.00%, 03/15/2055	212,000	211,698
WP Carey, Inc.
2.40%, 02/01/2031	403,000	354,352
2.45%, 02/01/2032	283,000	242,620
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	581,000	582,869
5.50%, 02/19/2035	347,000	355,953
Zoetis, Inc.
2.00%, 05/15/2030	427,000	383,749
4.70%, 02/01/2043	124,000	113,297
		161,174,608
Total Corporate Debt Securities (Cost $199,174,267)		197,384,090
U.S. GOVERNMENT OBLIGATIONS - 22.0%
U.S. Treasury - 22.0%
U.S. Treasury Bonds
1.13%, 05/15/2040	300	187
1.88%, 02/15/2051 - 11/15/2051	1,790,100	1,004,368
2.00%, 08/15/2051	25,000	14,413
2.25%, 02/15/2052	1,686,600	1,030,210
2.38%, 05/15/2051	2,253,600	1,429,011
2.88%, 05/15/2043 - 05/15/2052	1,930,000	1,431,928
3.00%, 08/15/2048 - 08/15/2052	983,900	714,115
3.13%, 02/15/2043	2,500,000	2,010,449
3.63%, 08/15/2043 - 05/15/2053	1,050,200	901,704
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,654,329
4.00%, 11/15/2052	862,300	754,142
4.13%, 08/15/2044	5,800,000	5,313,570
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.25%, 02/15/2054 - 08/15/2054	$ 11,724,000	$ 10,701,458
4.38%, 05/15/2040	250,000	244,346
4.50%, 02/15/2044 - 11/15/2054	4,350,000	4,183,531
4.63%, 11/15/2044	5,660,000	5,540,609
U.S. Treasury Bonds, Principal Only STRIPS
08/15/2026 - 08/15/2041	23,748,000	17,573,007
11/15/2040 (B)	2,494,000	1,181,990
U.S. Treasury Notes
0.38%, 01/31/2026	130,000	127,137
0.75%, 04/30/2026	330,000	321,057
1.13%, 10/31/2026 (G)	19,910,000	19,199,929
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,572,242
1.38%, 10/31/2028	27,415,000	25,419,916
1.63%, 02/15/2026 - 08/15/2029	949,400	919,895
1.75%, 12/31/2026	130,000	126,080
2.00%, 11/15/2026	245,000	238,885
2.25%, 11/15/2025 - 02/15/2027	237,000	232,094
2.50%, 02/28/2026 - 03/31/2027	2,441,000	2,390,396
2.63%, 05/31/2027	23,852,000	23,359,121
2.88%, 05/15/2028	355,000	347,082
3.88%, 05/31/2027 (G)	300,000	300,703
4.13%, 10/31/2026 - 11/30/2029	50,620,000	51,296,792
4.25%, 01/31/2026 (G)	6,562,300	6,562,044
4.25%, 11/30/2026 - 11/15/2034	5,175,000	5,199,237
		196,295,977
U.S. Treasury Inflation-Protected Securities - 0.0% *
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	74,700	77,721
		77,721
Total U.S. Government Obligations (Cost $203,010,808)		196,373,698
ASSET-BACKED SECURITIES - 0.8%
United States - 0.8%
AMSR Trust Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (D)	725,000	712,111
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (D)	392,905	395,296
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 07/15/2031 (D)	390,000	392,730
CoreVest American Finance Ltd. Series 2019-3, Class A, 2.71%, 10/15/2052 (D)	97,620	96,982
Credit Acceptance Auto Loan Trust Series 2025-1A, Class C, 5.71%, 07/16/2035 (D)	760,000	776,240
Foundation Finance Trust Series 2025-1A, Class A, 4.95%, 04/15/2050 (D)	448,487	451,114
	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (D)	$ 757	$ 737
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A4, 4.58%, 01/15/2032 (D)	193,000	193,852
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 04/20/2032 (D)	600,000	571,083

Series 2025-1A, Class C, 5.68%, 09/20/2034 (D)	230,000	233,440

NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (D)	735,121	717,557
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 09/14/2035 (D)	465,000	442,669
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	1,000,000	982,000
Progress Residential Trust
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (D)	550,000	517,796

Series 2025-SFR3, Class A, 3.39%, 07/17/2030 (D)(F)	400,000	375,990

SCF Equipment Trust LLC Series 2025-1A, Class B, 5.23%, 09/20/2034 (D)	667,000	681,711
Total Asset-Backed Securities (Cost $7,488,485)		7,541,308
MORTGAGE-BACKED SECURITIES - 0.6%
Cayman Islands - 0.2%
LFT CRE Ltd.
Series 2021-FL1, Class C, 1-Month Term SOFR + 2.06%, 6.38% (C), 06/15/2039 (D)	1,420,000	1,394,319
United States - 0.4%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (C), 04/25/2028 (D)	1,441,000	1,364,323

MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (D)	1,230,000	1,088,550

ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (D)	441,393	451,538

SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 6.05% (C), 05/15/2039 (D)	246,000	244,772

SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.16% (C), 11/15/2038 (D)	738,180	737,719

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00%, 03/15/2045 (D)(H)	$ 2,516	$ 0
		3,886,902
Total Mortgage-Backed Securities (Cost $5,613,051)		5,281,221
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Israel - 0.2%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	1,000,000	994,737
Israel Government International Bonds
5.63%, 02/19/2035	685,000	696,130
		1,690,867
Mexico - 0.2%
Mexico Government International Bonds
3.77%, 05/24/2061	205,000	120,694
4.28%, 08/14/2041	200,000	153,260
4.50%, 01/31/2050	265,000	192,403
4.75%, 03/08/2044	234,000	183,959
6.00%, 05/07/2036	247,000	243,764
6.34%, 05/04/2053	350,000	320,460
		1,214,540
Panama - 0.0% *
Panama Government International Bonds
4.50%, 04/16/2050	200,000	134,867
Saudi Arabia - 0.0% *
Saudi Government International Bonds
2.25%, 02/02/2033 (D)	200,000	167,732
Total Foreign Government Obligations (Cost $3,578,954)		3,208,006
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bills
4.23% (I), 08/07/2025 (G)	$ 496,000	$ 493,833
4.28% (I), 10/30/2025 (G)	100,000	98,594
Total Short-Term U.S. Government Obligations (Cost $592,523)		592,427

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (I)	2,967,529	2,967,529
Total Other Investment Company (Cost $2,967,529)		2,967,529

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 1.80% (I), dated 06/30/2025, to be repurchased at $26,967,787 on 07/01/2025. Collateralized by U.S. Government Obligations, 4.38% - 4.63% due 06/15/2027 - 05/15/2034, and with a total value of $27,506,009.	$ 26,966,439	26,966,439
Total Repurchase Agreement (Cost $26,966,439)		26,966,439
Total Investments (Cost $863,815,239)		891,114,122
Net Other Assets (Liabilities) - 0.1%		537,170
Net Assets - 100.0%		$ 891,651,292
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	54	09/30/2025	$11,200,311	$11,233,266	$32,955	$—
5-Year U.S. Treasury Notes	29	09/30/2025	3,161,956	3,161,000	—	(956)
10-Year Australia Treasury Bonds	197	09/15/2025	14,654,283	14,861,028	206,745	—
10-Year U.S. Treasury Notes	804	09/19/2025	88,259,147	90,148,500	1,889,353	—
30-Year U.S. Treasury Bonds	126	09/19/2025	13,983,108	14,549,063	565,955	—
AUD Currency	34	09/15/2025	2,228,240	2,240,430	12,190	—
E-Mini Russell 1000® Index	33	09/19/2025	6,869,763	7,123,050	253,287	—
EUR Currency	47	09/15/2025	6,765,152	6,953,650	188,498	—
EURO STOXX 50® Index	3	09/19/2025	187,836	188,248	412	—
Euro-BTP Italy Government Bonds	77	09/08/2025	10,938,913	10,974,966	36,053	—
FTSE 100 Index	39	09/19/2025	4,749,936	4,705,313	—	(44,623)
GBP Currency	80	09/15/2025	6,761,652	6,862,500	100,848	—
TOPIX Index	58	09/11/2025	11,236,103	11,500,920	264,817	—
U.K. Gilt	54	09/26/2025	6,700,436	6,895,670	195,234	—
Total					$3,746,347	$(45,579)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(26)	09/12/2025	$(25,031,254)	$(25,099,962)	$—	$(68,708)
10-Year U.S. Treasury Ultra Notes	(155)	09/19/2025	(17,337,244)	(17,711,172)	—	(373,928)
CHF Currency	(56)	09/15/2025	(8,679,095)	(8,908,550)	—	(229,455)
DJ U.S. Real Estate Index	(124)	09/19/2025	(4,508,355)	(4,499,960)	8,395	—
JPY Currency	(51)	09/15/2025	(4,457,622)	(4,458,994)	—	(1,372)
MSCI EAFE Index	(65)	09/19/2025	(8,541,417)	(8,715,525)	—	(174,108)
S&P 500® E-Mini Index	(19)	09/19/2025	(5,938,172)	(5,941,063)	—	(2,891)
S&P/ASX 200 Index	(19)	09/18/2025	(2,663,824)	(2,668,848)	—	(5,024)
S&P/TSX 60 Index	(11)	09/18/2025	(2,558,559)	(2,584,909)	—	(26,350)
U.S. Treasury Bond	(57)	09/19/2025	(6,635,402)	(6,790,125)	—	(154,723)
Total					$8,395	$(1,036,559)
Total Futures Contracts					$3,754,742	$(1,082,138)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	24.3%	$216,411,028
U.S. Government Obligations	22.0	196,373,698
Banks	8.5	75,477,765
Electric Utilities	3.6	31,677,319
Oil, Gas & Consumable Fuels	3.4	30,255,369
Semiconductors & Semiconductor Equipment	3.0	26,412,241
Software	2.6	23,367,930
Pharmaceuticals	1.7	15,381,581
Capital Markets	1.6	13,877,409
Insurance	1.4	12,852,548
Food Products	1.3	11,180,039
Health Care Providers & Services	1.2	10,626,307
Interactive Media & Services	1.1	9,466,225
Hotels, Restaurants & Leisure	1.0	9,165,812
Broadline Retail	0.9	8,313,591
Financial Services	0.9	8,258,627
Biotechnology	0.9	8,201,559
Asset-Backed Securities	0.8	7,541,308
Health Care Equipment & Supplies	0.8	7,398,812
Communications Equipment	0.8	7,368,069
Technology Hardware, Storage & Peripherals	0.8	7,208,927
Automobiles	0.8	7,157,676
Aerospace & Defense	0.8	6,753,754
Machinery	0.7	6,350,498
Entertainment	0.6	5,399,391
Mortgage-Backed Securities	0.6	5,281,221
Specialty Retail	0.6	5,126,753
Beverages	0.6	5,054,194
Media	0.5	4,411,686
IT Services	0.5	4,056,748
Internet & Catalog Retail	0.4	3,933,208
Chemicals	0.4	3,839,108
Industrial Conglomerates	0.4	3,554,370
Containers & Packaging	0.4	3,409,736
Commercial Services & Supplies	0.4	3,228,509
Foreign Government Obligations	0.4	3,208,006
Specialized REITs	0.3	3,145,599
Household Durables	0.3	2,696,960
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Building Products	0.3%	$2,620,134
Electronic Equipment, Instruments & Components	0.3	2,575,881
Construction & Engineering	0.3	2,512,906
Metals & Mining	0.3	2,481,929
Electrical Equipment	0.3	2,331,719
Diversified Telecommunication Services	0.2	2,190,585
Consumer Staples Distribution & Retail	0.2	2,144,001
Residential REITs	0.2	2,064,682
Transportation Infrastructure	0.2	1,897,980
Passenger Airlines	0.2	1,808,842
Life Sciences Tools & Services	0.2	1,743,913
Textiles, Apparel & Luxury Goods	0.2	1,659,606
Professional Services	0.2	1,621,658
Diversified REITs	0.2	1,607,198
Retail REITs	0.2	1,540,193
Consumer Finance	0.2	1,518,581
Energy Equipment & Services	0.2	1,461,309
Automobile Components	0.2	1,425,213
Ground Transportation	0.2	1,396,931
Health Care REITs	0.1	1,367,709
Multi-Utilities	0.1	1,331,377
Trading Companies & Distributors	0.1	938,878
Tobacco	0.1	925,767
Gas Utilities	0.1	820,675
Diversified Consumer Services	0.1	751,996
Real Estate Management & Development	0.1	727,162
Construction Materials	0.1	671,976
Personal Care Products	0.1	655,958
Air Freight & Logistics	0.1	507,356
Household Products	0.0 *	460,594
Hotel & Resort REITs	0.0 *	414,200
Office REITs	0.0 *	413,427
Independent Power & Renewable Electricity Producers	0.0 *	317,848
Industrial REITs	0.0 *	255,962
Investments	96.6	860,587,727
Short-Term Investments	3.4	30,526,395
Total Investments	100.0%	$ 891,114,122
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$169,857,789	$64,530,587	$—	$234,388,376
U.S. Government Agency Obligations	—	216,411,028	—	216,411,028
Corporate Debt Securities	—	197,384,090	—	197,384,090
U.S. Government Obligations	—	196,373,698	—	196,373,698
Asset-Backed Securities	—	7,541,308	—	7,541,308
Mortgage-Backed Securities	—	5,281,221	—	5,281,221
Foreign Government Obligations	—	3,208,006	—	3,208,006
Short-Term U.S. Government Obligations	—	592,427	—	592,427
Other Investment Company	2,967,529	—	—	2,967,529
Repurchase Agreement	—	26,966,439	—	26,966,439
Total Investments	$172,825,318	$718,288,804	$—	$891,114,122
Other Financial Instruments
Futures Contracts (K)	$3,754,742	$—	$—	$3,754,742
Total Other Financial Instruments	$3,754,742	$—	$—	$3,754,742
LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(1,082,138)	$—	$—	$(1,082,138)
Total Other Financial Instruments	$(1,082,138)	$—	$—	$(1,082,138)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,234,107, collateralized by cash collateral of $2,967,529 and non-cash collateral, such as U.S. government securities of $2,423,386. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $62,073,325, representing 7.0% of the
Portfolio's net assets.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $6,103,128.
(H)	Rounds to less than $1 or $(1).
(I)	Rate disclosed reflects the yield at June 30, 2025.
(J)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(K)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $836,848,800) (including securities loaned of $5,234,107)	$864,147,683
Repurchase agreement, at value (cost $26,966,439)	26,966,439
Cash	326,575
Foreign currency, at value (cost $36,575)	34,351
Receivables and other assets:
Investments sold	986,837
Net income from securities lending	1,121
Shares of beneficial interest sold	792
Dividends	135,306
Interest	4,585,830
Tax reclaims	351,162
Variation margin receivable on futures contracts	1,264,607
Prepaid expenses	3,892
Litigation	100
Total assets	898,804,695
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,967,529
Payables and other liabilities:
Investments purchased	1,691,284
When-issued, delayed-delivery, forward and TBA commitments purchased	1,232,235
Shares of beneficial interest redeemed	399,614
Investment management fees	536,121
Distribution and service fees	174,788
Transfer agent costs	1,059
Trustee and CCO fees	4,358
Audit and tax fees	30,291
Custody fees	18,530
Legal fees	3,873
Printing and shareholder reports fees	70,426
Other accrued expenses	23,295
Total liabilities	7,153,403
Net assets	$891,651,292
Net assets consist of:
Capital stock ($0.01 par value)	$639,437
Additional paid-in capital	921,684,773
Total distributable earnings (accumulated losses)	(30,672,918)
Net assets	$891,651,292
Net assets by class:
Initial Class	$59,835,267
Service Class	831,816,025
Shares outstanding:
Initial Class	4,581,691
Service Class	59,361,961
Net asset value and offering price per share:
Initial Class	$13.06
Service Class	14.01
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$2,397,637
Interest income	14,639,843
Net income from securities lending	13,110
Withholding taxes on foreign income	(139,288)
Total investment income	16,911,302
Expenses:
Investment management fees	3,193,393
Distribution and service fees:
Service Class	1,043,002
Transfer agent costs	5,201
Trustee and CCO fees	22,702
Audit and tax fees	29,743
Custody fees	124,924
Legal fees	37,548
Printing and shareholder reports fees	73,163
Other	41,057
Total expenses	4,570,733
Net investment income (loss)	12,340,569
Net realized gain (loss) on:
Investments	9,137,737
Futures contracts	(9,250,880)
Foreign currency transactions	11,856
Net realized gain (loss)	(101,287)
Net change in unrealized appreciation (depreciation) on:
Investments	21,888,239
Futures contracts	5,338,353
Translation of assets and liabilities denominated in foreign currencies	78,070
Net change in unrealized appreciation (depreciation)	27,304,662
Net realized and change in unrealized gain (loss)	27,203,375
Net increase (decrease) in net assets resulting from operations	$39,543,944
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$12,340,569	$24,970,820
Net realized gain (loss)	(101,287)	32,538,202
Net change in unrealized appreciation (depreciation)	27,304,662	(16,362,817)
Net increase (decrease) in net assets resulting from operations	39,543,944	41,146,205
Dividends and/or distributions to shareholders:
Initial Class	—	(1,713,448)
Service Class	—	(21,482,684)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(23,196,132)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,712,979	2,900,147
Service Class	435,934	1,915,342
	2,148,913	4,815,489
Dividends and/or distributions reinvested:
Initial Class	—	1,713,448
Service Class	—	21,482,684
	—	23,196,132
Cost of shares redeemed:
Initial Class	(4,530,015)	(7,361,002)
Service Class	(71,681,177)	(145,609,338)
	(76,211,192)	(152,970,340)
Net increase (decrease) in net assets resulting from capital share transactions	(74,062,279)	(124,958,719)
Net increase (decrease) in net assets	(34,518,335)	(107,008,646)
Net assets:
Beginning of period/year	926,169,627	1,033,178,273
End of period/year	$891,651,292	$926,169,627
Capital share transactions - shares:
Shares issued:
Initial Class	134,548	235,085
Service Class	31,907	143,426
	166,455	378,511
Shares reinvested:
Initial Class	—	135,450
Service Class	—	1,579,609
	—	1,715,059
Shares redeemed:
Initial Class	(358,432)	(589,199)
Service Class	(5,282,210)	(10,848,243)
	(5,640,642)	(11,437,442)
Net increase (decrease) in shares outstanding:
Initial Class	(223,884)	(218,664)
Service Class	(5,250,303)	(9,125,208)
	(5,474,187)	(9,343,872)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.48	$12.29	$11.52	$15.60	$16.13	$15.08
Investment operations:
Net investment income (loss)(A)	0.19	0.35	0.28	0.20	0.22	0.27
Net realized and unrealized gain (loss)	0.39	0.20	0.72	(2.46)	0.57	1.55
Total investment operations	0.58	0.55	1.00	(2.26)	0.79	1.82
Dividends and/or distributions to shareholders:
Net investment income	—	(0.36)	(0.23)	(0.27)	(0.31)	(0.38)
Net realized gains	—	—	—	(1.55)	(1.01)	(0.39)
Total dividends and/or distributions to shareholders	—	(0.36)	(0.23)	(1.82)	(1.32)	(0.77)
Net asset value, end of period/year	$13.06	$12.48	$12.29	$11.52	$15.60	$16.13
Total return(B)	4.65%(C)	4.44%	8.90%	(14.80)%	4.91%	12.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,835	$59,969	$61,743	$63,613	$81,871	$83,030
Expenses to average net assets(D)	0.79%(E)	0.79%	0.77%	0.75%	0.77%	0.78%
Net investment income (loss) to average net assets	3.00%(E)	2.77%	2.37%	1.52%	1.39%	1.77%
Portfolio turnover rate	24%(C)	86%	65%	106%	83%	73%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$13.41	$13.17	$12.33	$16.54	$17.03	$15.88
Investment operations:
Net investment income (loss)(A)	0.18	0.34	0.27	0.18	0.19	0.25
Net realized and unrealized gain (loss)	0.42	0.22	0.76	(2.61)	0.59	1.63
Total investment operations	0.60	0.56	1.03	(2.43)	0.78	1.88
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.19)	(0.23)	(0.26)	(0.34)
Net realized gains	—	—	—	(1.55)	(1.01)	(0.39)
Total dividends and/or distributions to shareholders	—	(0.32)	(0.19)	(1.78)	(1.27)	(0.73)
Net asset value, end of period/year	$14.01	$13.41	$13.17	$12.33	$16.54	$17.03
Total return(B)	4.47%(C)	4.24%	8.57%	(15.03)%	4.63%	12.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$831,816	$866,201	$971,435	$1,025,029	$1,354,922	$1,392,332
Expenses to average net assets(D)	1.04%(E)	1.03%	1.01%	1.00%	1.02%	1.03%
Net investment income (loss) to average net assets	2.75%(E)	2.52%	2.12%	1.26%	1.14%	1.52%
Portfolio turnover rate	24%(C)	86%	65%	106%	83%	73%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$113,327	$—	$—	$—	$113,327
Corporate Debt Securities	1,479,318	—	—	—	1,479,318
U.S. Government Agency Obligations	173,756	—	—	—	173,756
U.S. Government Obligations	1,201,128	—	—	—	1,201,128
Total Securities Lending Transactions	$2,967,529	$—	$—	$—	$2,967,529
Total Borrowings	$2,967,529	$—	$—	$—	$2,967,529
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$2,926,295	$301,536	$526,911	$—	$—	$3,754,742
Total	$2,926,295	$301,536	$526,911	$—	$—	$3,754,742

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(598,315)	$(230,827)	$(252,996)	$—	$—	$(1,082,138)
Total	$(598,315)	$(230,827)	$(252,996)	$—	$—	$(1,082,138)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,080,686)	$(769,114)	$(7,401,080)	$—	$—	$(9,250,880)
Total	$(1,080,686)	$(769,114)	$(7,401,080)	$—	$—	$(9,250,880)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$2,994,126	$(546,828)	$2,891,055	$—	$—	$5,338,353
Total	$2,994,126	$(546,828)	$2,891,055	$—	$—	$5,338,353
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$191,744,420
Average notional value of contracts — short	(111,722,925)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying mutual funds, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2026
Service Class	1.06	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$172,665,387	$38,864,130	$194,407,015	$81,411,453
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$863,815,239	$55,710,435	$(25,738,948)	$29,971,487
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Madison Diversified Income VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 41.2%
Banks - 2.5%
Bank of America Corp.	26,900	$ 1,272,908
JPMorgan Chase & Co.	5,325	1,543,771
		2,816,679
Beverages - 0.8%
PepsiCo, Inc.	6,900	911,076
Biotechnology - 1.1%
AbbVie, Inc.	6,400	1,187,968
Capital Markets - 4.9%
Blackrock, Inc.	1,700	1,783,725
CME Group, Inc.	7,050	1,943,121
Morgan Stanley	12,325	1,736,099
		5,462,945
Chemicals - 0.8%
Air Products & Chemicals, Inc.	3,175	895,541
Electric Utilities - 1.5%
NextEra Energy, Inc.	24,275	1,685,170
Electrical Equipment - 0.7%
Rockwell Automation, Inc.	2,450	813,817
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC	6,300	1,062,621
Food Products - 0.7%
Hershey Co.	4,450	738,478
Ground Transportation - 1.3%
Union Pacific Corp.	6,550	1,507,024
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	9,000	1,224,090
Medtronic PLC	16,100	1,403,437
		2,627,527
Health Care Providers & Services - 1.0%
Elevance Health, Inc.	2,900	1,127,984
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	2,200	642,774
Starbucks Corp.	6,400	586,432
		1,229,206
Household Products - 1.6%
Colgate-Palmolive Co.	9,450	859,005
Procter & Gamble Co.	5,975	951,937
		1,810,942
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	7,400	1,723,312
Insurance - 0.9%
Marsh & McLennan Cos., Inc.	4,450	972,948
IT Services - 0.4%
Accenture PLC, Class A	1,475	440,863
	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.0%
Caterpillar, Inc.	1,300	$ 504,673
Cummins, Inc.	2,000	655,000
		1,159,673
Media - 1.1%
Comcast Corp., Class A	35,800	1,277,702
Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	8,050	1,152,679
ConocoPhillips	7,750	695,485
EOG Resources, Inc.	11,500	1,375,515
Exxon Mobil Corp.	8,300	894,740
		4,118,419
Pharmaceuticals - 1.4%
Johnson & Johnson	10,000	1,527,500
Professional Services - 2.5%
Automatic Data Processing, Inc.	6,000	1,850,400
Paychex, Inc.	6,175	898,215
		2,748,615
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	2,850	678,357
Texas Instruments, Inc.	7,900	1,640,198
		2,318,555
Specialized REITs - 1.2%
American Tower Corp.	5,950	1,315,069
Specialty Retail - 2.6%
Home Depot, Inc.	4,500	1,649,880
Lowe's Cos., Inc.	5,500	1,220,285
		2,870,165
Trading Companies & Distributors - 1.4%
Fastenal Co.	36,000	1,512,000
Total Common Stocks (Cost $38,463,307)		45,861,799

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	$ 1,470,557	1,231,064
2.50%, 02/01/2032 - 01/01/2052	2,270,597	1,955,155
3.00%, 09/01/2042 - 08/01/2052	1,634,986	1,449,739
3.50%, 11/01/2040 - 05/01/2052	1,750,657	1,600,772
4.00%, 04/01/2033 - 03/01/2047	135,848	132,641
4.50%, 08/01/2039 - 12/01/2052	420,295	411,272
5.00%, 05/01/2040 - 02/01/2053	2,318,144	2,291,829
5.50%, 01/01/2037 - 02/01/2054	1,369,933	1,379,896
6.00%, 09/01/2053	574,580	586,579
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.98%, 11/25/2025	2,946	2,937
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	$ 62,502	$ 64,134
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,283,283	2,893,950
3.00%, 12/01/2028 - 01/01/2049	1,810,082	1,657,190
3.50%, 12/01/2031 - 08/01/2052	2,085,090	1,910,473
4.00%, 02/01/2035 - 09/01/2052	2,960,533	2,778,220
4.50%, 05/01/2038 - 07/01/2053	1,859,359	1,805,179
5.00%, 10/01/2052 - 12/01/2052	1,184,373	1,167,691
5.50%, 10/01/2052 - 05/01/2054	1,558,609	1,563,105
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	110,880	107,786
3.50%, 04/25/2031	79,010	77,467
5.50%, 05/25/2051 - 10/25/2051	1,364,708	1,385,358
Federal National Mortgage Association-ACES
3.21% (A), 11/25/2027	408,266	399,959
Government National Mortgage Association
3.50%, 12/15/2042	27,807	25,923
4.00%, 12/15/2039	3,492	3,328
4.50%, 08/15/2040	1,447	1,419
Government National Mortgage Association REMICS
4.50%, 03/16/2065	248,452	244,712
Total U.S. Government Agency Obligations (Cost $28,406,263)		27,127,778
CORPORATE DEBT SECURITIES - 17.4%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	255,568
Banks - 4.3%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	281,199
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	228,774
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	199,552
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	150,000	145,689
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	190,921
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	105,330
Goldman Sachs Group, Inc.
Fixed until 04/23/2030, 5.22% (A), 04/23/2031	250,000	256,293
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	252,021
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	$ 250,000	$ 255,907
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	250,000	259,070
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	255,763
PNC Bank NA
2.70%, 10/22/2029	125,000	116,640
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	279,476
Royal Bank of Canada
5.15%, 02/01/2034	175,000	179,272
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	115,483
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	245,398
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	200,125
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	313,407
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	222,169
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	128,702
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	200,397
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	128,038
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	258,139
		4,817,765
Beverages - 0.3%
Diageo Investment Corp.
5.13%, 08/15/2030	200,000	206,051
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	147,889
		353,940
Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	73,230
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	177,290
		250,520
Building Products - 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	34,000	24,949
6.20%, 03/15/2054	98,000	105,007
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Vulcan Materials Co.
3.50%, 06/01/2030	$ 275,000	$ 263,091
		393,047
Capital Markets - 0.2%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	197,795
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	100,000	66,878
Nutrien Ltd.
5.80%, 03/27/2053	250,000	247,297
		314,175
Commercial Services & Supplies - 0.5%
PayPal Holdings, Inc.
5.10%, 04/01/2035	100,000	100,436
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	276,558
Textron, Inc.
2.45%, 03/15/2031	250,000	221,608
		598,602
Communications Equipment - 0.2%
AT&T, Inc.
2.25%, 02/01/2032	200,000	172,130
4.75%, 05/15/2046	75,000	65,442
		237,572
Consumer Staples Distribution & Retail - 0.4%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	93,714
Tractor Supply Co.
5.25%, 05/15/2033	100,000	102,078
Walmart, Inc.
4.90%, 04/28/2035	250,000	253,209
		449,001
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	123,363
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	176,023
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	179,119
		355,142
Electric Utilities - 0.9%
DTE Electric Co.
5.40%, 04/01/2053	250,000	244,073
Duke Energy Corp.
3.75%, 09/01/2046	250,000	185,112
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	158,281
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	250,000	233,599
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PECO Energy Co.
3.05%, 03/15/2051	$ 250,000	$ 163,643
		984,708
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp.
1.80%, 04/01/2026	200,000	195,568
Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	250,000	250,996
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	272,402
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	200,000	201,464
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	209,940
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	217,513
6.20%, 04/14/2034	100,000	104,602
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	170,558
Synchrony Financial
3.70%, 08/04/2026	100,000	99,057
		1,526,532
Food Products - 0.4%
J.M. Smucker Co.
6.20%, 11/15/2033	250,000	268,322
Mars, Inc.
5.20%, 03/01/2035 (B)	100,000	101,198
5.70%, 05/01/2055 (B)	100,000	99,756
		469,276
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	250,000	250,529
Health Care Providers & Services - 0.5%
Cigna Group
4.38%, 10/15/2028	50,000	50,060
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	312,913
Humana, Inc.
5.38%, 04/15/2031	150,000	153,439
		516,412
Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	148,200
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	205,891
		354,091
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.1%
Aflac, Inc.
4.75%, 01/15/2049	$ 250,000	$ 215,910
American International Group, Inc.
4.75%, 04/01/2048	100,000	88,739
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	123,364
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	221,663
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	232,072
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	67,260
Old Republic International Corp.
3.85%, 06/11/2051	250,000	177,569
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	133,968
		1,260,545
IT Services - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	171,330
8.35%, 07/15/2046	19,000	24,235
HP, Inc.
2.65%, 06/17/2031	250,000	221,247
		416,812
Oil, Gas & Consumable Fuels - 3.0%
Devon Energy Corp.
5.20%, 09/15/2034 (C)	400,000	388,455
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	295,873
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	236,141
Enbridge, Inc.
5.70%, 03/08/2033	125,000	129,598
Energy Transfer LP
5.25%, 04/15/2029	100,000	102,411
6.55%, 12/01/2033	250,000	271,241
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	184,701
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	330,155
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	172,532
MPLX LP
2.65%, 08/15/2030	400,000	362,018
Phillips 66
4.65%, 11/15/2034	100,000	95,454
Valero Energy Corp.
4.00%, 06/01/2052	100,000	70,831
5.15%, 02/15/2030	150,000	152,967
6.63%, 06/15/2037	250,000	269,059
Valero Energy Partners LP
4.50%, 03/15/2028	250,000	250,597
		3,312,033
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	$ 250,000	$ 250,580
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	188,802
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.80%, 06/15/2030	125,000	125,393
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	203,575
Semiconductors & Semiconductor Equipment - 0.0% *
Broadcom, Inc.
3.19%, 11/15/2036 (B)	9,000	7,461
Software - 0.7%
Fiserv, Inc.
3.50%, 07/01/2029	200,000	192,660
Oracle Corp.
3.95%, 03/25/2051	250,000	184,524
Paychex, Inc.
5.60%, 04/15/2035	200,000	206,732
VMware LLC
2.20%, 08/15/2031	250,000	216,985
		800,901
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	205,428
		205,428
Total Corporate Debt Securities (Cost $20,698,602)		19,415,136
U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury - 12.1%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	411,031
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,374,601
3.00%, 05/15/2047	750,000	561,650
3.75%, 08/15/2041	250,000	223,975
4.13%, 08/15/2053	1,255,000	1,121,019
4.25%, 08/15/2054	1,000,000	913,203
4.38%, 05/15/2041	500,000	484,551
4.63%, 05/15/2044	715,000	701,175
U.S. Treasury Notes
2.63%, 02/15/2029	1,750,000	1,685,264
3.88%, 11/30/2029	1,000,000	1,004,414
4.00%, 02/29/2028 - 02/15/2034	2,150,000	2,157,572
4.13%, 11/15/2032	250,000	251,729
4.38%, 05/15/2034	1,240,000	1,259,327
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,330,437
Total U.S. Government Obligations (Cost $14,523,946)		13,479,948
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.9%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1, 1.72% (A), 02/25/2055 (B)	$ 25,852	$ 25,478
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	248,445	222,502
FREMF Mortgage Trust
Series 2020-K106, Class B, 3.68% (A), 03/25/2053 (B)	250,000	234,362
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	119,786	106,921
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	146,904	120,358
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	414,990	338,168
Series 2021-3, Class A3, 2.50% (A), 07/25/2051 (B)	193,845	158,065
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	499,336	446,915
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	161,768	163,323
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	97,784	85,310
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	292,607	260,624
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	289,649	255,928
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	177,666	159,380
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.44% (A), 10/27/2064 (B)	445,653	447,700
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	181,091	147,674
Total Mortgage-Backed Securities (Cost $3,573,052)		3,172,708
ASSET-BACKED SECURITIES - 0.7%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	203,000	202,431
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	$ 200,611	$ 201,606
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	101,973	102,383
Series 2023-1, Class A2, 5.51%, 01/22/2029 (B)	77,073	77,315
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	208,332	209,096
Total Asset-Backed Securities (Cost $785,873)		792,831
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Massachusetts - 0.0% *
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,033
Total Municipal Government Obligation (Cost $35,000)		35,033

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (D)	398,970	398,970
Total Other Investment Company (Cost $398,970)		398,970

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.80% (D), dated 06/30/2025, to be repurchased at $1,051,679 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $1,072,734.	$ 1,051,627	1,051,627
Total Repurchase Agreement (Cost $1,051,627)		1,051,627
Total Investments (Cost $107,936,640)		111,335,830
Net Other Assets (Liabilities) - (0.0)%*		(48,597)
Net Assets - 100.0%		$ 111,287,233
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$45,861,799	$—	$—	$45,861,799
U.S. Government Agency Obligations	—	27,127,778	—	27,127,778
Corporate Debt Securities	—	19,415,136	—	19,415,136
U.S. Government Obligations	—	13,479,948	—	13,479,948
Mortgage-Backed Securities	—	3,172,708	—	3,172,708
Asset-Backed Securities	—	792,831	—	792,831
Municipal Government Obligation	—	35,033	—	35,033
Other Investment Company	398,970	—	—	398,970
Repurchase Agreement	—	1,051,627	—	1,051,627
Total Investments	$46,260,769	$65,075,061	$—	$111,335,830
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $5,657,122, representing 5.1% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $390,555, collateralized by cash collateral of $398,970. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at June 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $106,885,013) (including securities loaned of $390,555)	$110,284,203
Repurchase agreement, at value (cost $1,051,627)	1,051,627
Receivables and other assets:
Net income from securities lending	62
Shares of beneficial interest sold	1,943
Dividends	32,018
Interest	458,584
Prepaid expenses	477
Total assets	111,828,914
Liabilities:
Cash collateral received upon return of:
Securities on loan	398,970
Payables and other liabilities:
Shares of beneficial interest redeemed	14,709
Investment management fees	68,534
Distribution and service fees	23,470
Transfer agent costs	127
Trustee and CCO fees	517
Audit and tax fees	16,500
Custody fees	6,668
Legal fees	430
Printing and shareholder reports fees	6,496
Other accrued expenses	5,260
Total liabilities	541,681
Net assets	$111,287,233
Net assets consist of:
Capital stock ($0.01 par value)	$96,623
Additional paid-in capital	106,119,194
Total distributable earnings (accumulated losses)	5,071,416
Net assets	$111,287,233
Shares outstanding	9,662,259
Net asset value and offering price per share	$11.52
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$596,525
Interest income	1,376,167
Net income from securities lending	337
Total investment income	1,973,029
Expenses:
Investment management fees	405,890
Distribution and service fees	139,003
Transfer agent costs	642
Trustee and CCO fees	2,805
Audit and tax fees	17,153
Custody fees	18,589
Legal fees	4,626
Printing and shareholder reports fees	6,068
Other	9,749
Total expenses	604,525
Net investment income (loss)	1,368,504
Net realized gain (loss) on:
Investments	328,144
Net change in unrealized appreciation (depreciation) on:
Investments	2,641,930
Net realized and change in unrealized gain (loss)	2,970,074
Net increase (decrease) in net assets resulting from operations	$4,338,578
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,368,504	$2,879,442
Net realized gain (loss)	328,144	(658,207)
Net change in unrealized appreciation (depreciation)	2,641,930	1,882,990
Net increase (decrease) in net assets resulting from operations	4,338,578	4,104,225
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(3,024,457)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,024,457)
Capital share transactions:
Proceeds from shares sold	1,650,787	2,845,371
Dividends and/or distributions reinvested	—	3,024,457
Cost of shares redeemed	(8,315,517)	(22,882,513)
Net increase (decrease) in net assets resulting from capital share transactions	(6,664,730)	(17,012,685)
Net increase (decrease) in net assets	(2,326,152)	(15,932,917)
Net assets:
Beginning of period/year	113,613,385	129,546,302
End of period/year	$111,287,233	$113,613,385
Capital share transactions - shares:
Shares issued	145,763	256,011
Shares reinvested	—	269,559
Shares redeemed	(740,190)	(2,064,510)
Net increase (decrease) in shares outstanding	(594,427)	(1,538,940)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$11.08	$10.98	$11.29	$15.03	$14.34	$13.84
Investment operations:
Net investment income (loss)(A)	0.14	0.26	0.24	0.22	0.18	0.21
Net realized and unrealized gain (loss)	0.30	0.12	0.19	(1.74)	0.94	0.86
Total investment operations	0.44	0.38	0.43	(1.52)	1.12	1.07
Dividends and/or distributions to shareholders:
Net investment income	—	(0.28)	(0.23)	(0.23)	(0.24)	(0.23)
Net realized gains	—	—	(0.51)	(1.99)	(0.19)	(0.34)
Total dividends and/or distributions to shareholders	—	(0.28)	(0.74)	(2.22)	(0.43)	(0.57)
Net asset value, end of period/year	$11.52	$11.08	$10.98	$11.29	$15.03	$14.34
Total return(B)	3.97%(C)	3.47%	3.97%	(10.38)%	7.87%	7.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$111,287	$113,613	$129,546	$143,440	$176,032	$210,086
Expenses to average net assets	1.09%(D)	1.08%	1.08%	1.06%	1.05%	1.04%
Net investment income (loss) to average net assets	2.46%(D)	2.37%	2.19%	1.69%	1.21%	1.55%
Portfolio turnover rate	8%(C)	17%	31%	32%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $1,043.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$398,970	$—	$—	$—	$398,970
Total Borrowings	$398,970	$—	$—	$—	$398,970
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar Portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.09%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$4,595,619	$4,090,322	$7,562,966	$5,819,613
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$107,936,640	$9,300,773	$(5,901,583)	$3,399,190
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Market Participation Strategy VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 26.7%
U.S. Treasury - 26.7%
U.S. Treasury Bonds, Principal Only STRIPS
02/15/2027	$ 18,000,000	$ 16,953,393
U.S. Treasury Notes
1.63%, 10/31/2026	62,000,000	60,195,703
Total U.S. Government Obligations (Cost $80,024,708)		77,149,096
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Banks
3.25%, 11/16/2028 (A)	29,000,000	28,604,675
Federal National Mortgage Association
6.25%, 05/15/2029 (A)	6,500,000	7,079,174
7.25%, 05/15/2030	10,000,000	11,516,791
Total U.S. Government Agency Obligations (Cost $49,052,812)		47,200,640
FOREIGN GOVERNMENT OBLIGATIONS - 10.6%
Supranational - 10.6%
European Investment Bank
3.88%, 03/15/2028	7,000,000	7,026,348

Inter-American Development Bank
4.00%, 01/12/2028	7,000,000	7,040,679

International Bank for Reconstruction & Development
0.88%, 07/15/2026	17,000,000	16,468,119
		30,535,146
Total Foreign Government Obligations (Cost $30,998,172)		30,535,146
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 22.1%
U.S. Treasury Bills
4.31% (B), 09/02/2025 (A)(C)	35,000,000	34,738,846
5.09% (B), 07/10/2025	29,000,000	28,969,610
Total Short-Term U.S. Government Obligations (Cost $63,709,837)		63,708,456

	Shares	Value
OTHER INVESTMENT COMPANY - 11.8%
Securities Lending Collateral - 11.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (B)	34,066,000	$ 34,066,000
Total Other Investment Company (Cost $34,066,000)		34,066,000

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
Fixed Income Clearing Corp., 1.80% (B), dated 06/30/2025, to be repurchased at $18,004,554 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $18,363,883.	$ 18,003,654	18,003,654
	Total Repurchase Agreement (Cost $18,003,654)	18,003,654
	Total Investments Excluding Options Purchased (Cost $275,855,183)	270,662,992
	Total Options Purchased - 17.9% (Cost $45,747,563)	51,629,831
	Total Investments (Cost $321,602,746)	322,292,823
	Net Other Assets (Liabilities) - (11.7)%	(33,645,129)
	Net Assets - 100.0%	$ 288,647,694
OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call – S&P 500® Index	UBS	USD	5,450.00	06/11/2029	USD	83,766,825	135	$17,955,068	$23,478,169
Call – S&P 500® Index	GSC	USD	6,100.00	01/31/2030	USD	117,894,050	190	27,792,495	28,151,662
Total								$45,747,563	$51,629,831
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	20	09/30/2025	$4,144,564	$4,160,469	$15,905	$—
5-Year U.S. Treasury Notes	320	09/30/2025	34,498,028	34,880,000	381,972	—
10-Year U.S. Treasury Notes	160	09/19/2025	17,620,264	17,940,000	319,736	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Long Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bonds	33	09/19/2025	$3,673,883	$3,810,469	$136,586	$—
S&P 500® E-Mini Index	19	09/19/2025	5,730,904	5,941,062	210,158	—
Total Futures Contracts					$1,064,357	$—
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$77,149,096	$—	$77,149,096
U.S. Government Agency Obligations	—	47,200,640	—	47,200,640
Foreign Government Obligations	—	30,535,146	—	30,535,146
Short-Term U.S. Government Obligations	—	63,708,456	—	63,708,456
Other Investment Company	34,066,000	—	—	34,066,000
Repurchase Agreement	—	18,003,654	—	18,003,654
Over-the-Counter Options Purchased	—	51,629,831	—	51,629,831
Total Investments	$34,066,000	$288,226,823	$—	$322,292,823
Other Financial Instruments
Futures Contracts (E)	$1,064,357	$—	$—	$1,064,357
Total Other Financial Instruments	$1,064,357	$—	$—	$1,064,357
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $65,401,974, collateralized by cash collateral of $34,066,000 and non-cash collateral, such as U.S. government securities of $32,677,425. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at June 30, 2025.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $2,418,042.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
COUNTERPARTY ABBREVIATION(S):
GSC	Goldman Sachs & Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
STRIPS	Separate Trading of Registered Interest and Principal of Securities
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $303,599,092) (including securities loaned of $65,401,974)	$304,289,169
Repurchase agreement, at value (cost $18,003,654)	18,003,654
Receivables and other assets:
Net income from securities lending	7,856
Interest	712,906
Variation margin receivable on futures contracts	155,079
Prepaid expenses	1,304
Total assets	323,169,968
Liabilities:
Cash collateral received upon return of:
Securities on loan	34,066,000
Payables and other liabilities:
Shares of beneficial interest redeemed	188,545
Investment management fees	164,631
Distribution and service fees	60,526
Transfer agent costs	370
Trustee and CCO fees	1,422
Audit and tax fees	12,091
Custody fees	4,472
Legal fees	1,408
Printing and shareholder reports fees	15,784
Other accrued expenses	7,025
Total liabilities	34,522,274
Net assets	$288,647,694
Net assets consist of:
Capital stock ($0.01 par value)	$247,233
Additional paid-in capital	246,561,330
Total distributable earnings (accumulated losses)	41,839,131
Net assets	$288,647,694
Shares outstanding	24,723,298
Net asset value and offering price per share	$11.68
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Interest income	$2,881,087
Net income from securities lending	40,926
Total investment income	2,922,013
Expenses:
Investment management fees	981,297
Distribution and service fees	360,771
Transfer agent costs	1,705
Trustee and CCO fees	7,327
Audit and tax fees	12,815
Custody fees	11,851
Legal fees	12,273
Printing and shareholder reports fees	17,134
Other	12,684
Total expenses	1,417,857
Net investment income (loss)	1,504,156
Net realized gain (loss) on:
Investments	24,704,179
Futures contracts	(414,693)
Net realized gain (loss)	24,289,486
Net change in unrealized appreciation (depreciation) on:
Investments	(18,644,086)
Futures contracts	1,595,508
Net change in unrealized appreciation (depreciation)	(17,048,578)
Net realized and change in unrealized gain (loss)	7,240,908
Net increase (decrease) in net assets resulting from operations	$8,745,064
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,504,156	$3,588,295
Net realized gain (loss)	24,289,486	21,083,539
Net change in unrealized appreciation (depreciation)	(17,048,578)	20,350,682
Net increase (decrease) in net assets resulting from operations	8,745,064	45,022,516
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,825,962)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(4,825,962)
Capital share transactions:
Proceeds from shares sold	767,231	3,601,150
Dividends and/or distributions reinvested	—	4,825,962
Cost of shares redeemed	(27,634,726)	(66,765,453)
Net increase (decrease) in net assets resulting from capital share transactions	(26,867,495)	(58,338,341)
Net increase (decrease) in net assets	(18,122,431)	(18,141,787)
Net assets:
Beginning of period/year	306,770,125	324,911,912
End of period/year	$288,647,694	$306,770,125
Capital share transactions - shares:
Shares issued	67,652	341,135
Shares reinvested	—	441,130
Shares redeemed	(2,455,105)	(6,178,327)
Net increase (decrease) in shares outstanding	(2,387,453)	(5,396,062)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$11.32	$10.00	$9.00	$14.11	$13.78	$11.70
Investment operations:
Net investment income (loss)(A)	0.06	0.12	0.14	0.04	0.01	0.07
Net realized and unrealized gain (loss)	0.30	1.37	0.90	(2.07)	1.92	2.29
Total investment operations	0.36	1.49	1.04	(2.03)	1.93	2.36
Dividends and/or distributions to shareholders:
Net investment income	—	(0.17)	(0.04)	(0.00)(B)	(0.07)	(0.13)
Net realized gains	—	—	—	(3.08)	(1.53)	(0.15)
Total dividends and/or distributions to shareholders	—	(0.17)	(0.04)	(3.08)	(1.60)	(0.28)
Net asset value, end of period/year	$11.68	$11.32	$10.00	$9.00	$14.11	$13.78
Total return(C)	3.18%(D)	14.94%	11.55%	(15.30)%	14.45%	20.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$288,648	$306,770	$324,912	$336,365	$460,349	$467,693
Expenses to average net assets	0.98%(E)	0.98%	0.98%	0.97%	0.96%	0.97%
Net investment income (loss) to average net assets	1.04%(E)	1.12%	1.46%	0.35%	0.04%	0.52%
Portfolio turnover rate	19%(D)	10%	16%	3%	72%	51%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$34,066,000	$—	$—	$—	$34,066,000
Total Borrowings	$34,066,000	$—	$—	$—	$34,066,000
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at June 30, 2025, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$—	$51,629,831	$—	$—	$51,629,831
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	854,199	—	210,158	—	—	1,064,357
Total	$854,199	$—	$51,839,989	$—	$—	$52,694,188

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$24,704,179	$—	$—	$24,704,179
Futures contracts	(184,174)	—	(230,519)	—	—	(414,693)
Total	$(184,174)	$—	$24,473,660	$—	$—	$24,289,486

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(22,123,235)	$—	$—	$(22,123,235)
Futures contracts	1,398,843	—	196,665	—	—	1,595,508
Total	$1,398,843	$—	$(21,926,570)	$—	$—	$(20,527,727)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Options:
Average value of option contracts purchased	$54,097,736
Futures contracts:
Average notional value of contracts — long	64,793,327
Average notional value of contracts — short	(897,996)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Leveraging risk: To the extent that the Portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the Portfolio’s assets. The Portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$27,792,495	$11,476,190	$55,187,305	$30,000,000
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$321,602,746	$7,040,928	$(5,286,494)	$1,754,434
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PGIM Quantitative Solutions LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 5-year periods and below the benchmark for the past 3- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
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Denver, CO 80202
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Capital Growth VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Automobiles - 6.3%
Tesla, Inc. (A)	36,420	$ 11,569,177
Biotechnology - 1.2%
Roivant Sciences Ltd. (A)	198,808	2,240,566
Broadline Retail - 4.9%
MercadoLibre, Inc. (A)	3,447	9,009,182
Capital Markets - 1.9%
Coinbase Global, Inc., Class A (A)	4,265	1,494,840
Intercontinental Exchange, Inc.	11,366	2,085,320
		3,580,160
Entertainment - 5.9%
ROBLOX Corp., Class A (A)	102,560	10,789,312
Financial Services - 8.6%
Affirm Holdings, Inc. (A)	176,580	12,208,742
Federal National Mortgage Association (A)(B)	378,058	3,606,673
		15,815,415
Hotels, Restaurants & Leisure - 6.6%
Airbnb, Inc., Class A (A)	22,790	3,016,029
DoorDash, Inc., Class A (A)	37,259	9,184,716
		12,200,745
IT Services - 22.9%
Cloudflare, Inc., Class A (A)	124,740	24,427,834
Shopify, Inc., Class A (A)	77,291	8,915,517
Snowflake, Inc., Class A (A)	39,667	8,876,285
		42,219,636
Pharmaceuticals - 4.8%
Royalty Pharma PLC, Class A	244,361	8,804,327
Software - 23.7%
AppLovin Corp., Class A (A)	28,193	9,869,805
Aurora Innovation, Inc. (A)(B)	1,229,096	6,440,463
Crowdstrike Holdings, Inc., Class A (A)	17,390	8,856,901
MicroStrategy, Inc., Class A (A)(B)	30,536	12,343,567
Samsara, Inc., Class A (A)	157,770	6,276,091
		43,786,827
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 2.6%
IonQ, Inc. (A)(B)	111,236	$ 4,779,811
Trading Companies & Distributors - 4.9%
Core & Main, Inc., Class A (A)	46,590	2,811,707
QXO, Inc. (A)(B)	289,386	6,233,374
		9,045,081
Total Common Stocks (Cost $114,594,412)		173,840,239
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (C)	4,856,145	4,856,145
Total Other Investment Company (Cost $4,856,145)		4,856,145

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp., 1.80% (C), dated 06/30/2025, to be repurchased at $10,669,097 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2034, and with a value of $10,882,013.	$ 10,668,563	10,668,563
	Total Repurchase Agreement (Cost $10,668,563)	10,668,563
	Total Investments Excluding Options Purchased (Cost $130,119,120)	189,364,947
	Total Options Purchased - 0.1% (Cost $924,992)	170,488
	Total Investments (Cost $131,044,112)	189,535,435
	Net Other Assets (Liabilities) - (2.8)%	(5,081,232)
	Net Assets - 100.0%	$ 184,454,203
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	JPM	USD	7.66	09/01/2025	USD	16,084,541	$66,723	$1,480
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	40,220,520	167,422	84,101
Put – USD vs. CNH	JPM	USD	7.77	07/31/2025	USD	14,755,298	64,215	15
Put – USD vs. CNH	SCB	USD	7.77	10/16/2025	USD	32,451,443	141,228	8,340
Put – USD vs. CNH	JPM	USD	7.82	02/25/2026	USD	42,055,197	173,646	40,246
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	27,239,988	132,360	27,867
Put – USD vs. CNH	GSI	USD	8.02	12/02/2025	USD	37,844,736	179,398	8,439
Total							$924,992	$170,488
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$173,840,239	$—	$—	$173,840,239
Other Investment Company	4,856,145	—	—	4,856,145
Repurchase Agreement	—	10,668,563	—	10,668,563
Over-the-Counter Foreign Exchange Options Purchased	—	170,488	—	170,488
Total Investments	$178,696,384	$10,839,051	$—	$189,535,435
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $22,013,107, collateralized by cash collateral of $4,856,145 and non-cash collateral, such as U.S. government securities of $17,735,377. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $120,375,549) (including securities loaned of $22,013,107)	$178,866,872
Repurchase agreement, at value (cost $10,668,563)	10,668,563
Foreign currency, at value (cost $1,703)	1,767
Receivables and other assets:
Investments sold	248,286
Net income from securities lending	2,871
Shares of beneficial interest sold	426
Interest	533
Prepaid expenses	782
Total assets	189,790,100
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,856,145
Cash collateral at broker for:
OTC derivatives (A)	250,000
Payables and other liabilities:
Shares of beneficial interest redeemed	86,988
Investment management fees	96,256
Transfer agent costs	156
Trustee and CCO fees	506
Audit and tax fees	11,806
Custody fees	3,872
Legal fees	1,954
Printing and shareholder reports fees	23,087
Other accrued expenses	5,127
Total liabilities	5,335,897
Net assets	$184,454,203
Net assets consist of:
Capital stock ($0.01 par value)	$194,447
Additional paid-in capital	912,747,122
Total distributable earnings (accumulated losses)	(728,487,366)
Net assets	$184,454,203
Shares outstanding	19,444,653
Net asset value and offering price per share	$9.49

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$54,078
Interest income	98,380
Net income from securities lending	12,047
Withholding taxes on foreign income	(1,496)
Total investment income	163,009
Expenses:
Investment management fees	564,439
Transfer agent costs	941
Trustee and CCO fees	3,981
Audit and tax fees	12,645
Custody fees	12,810
Legal fees	8,630
Printing and shareholder reports fees	23,295
Other	10,628
Total expenses before waiver and/or reimbursement and recapture	637,369
Expenses waived and/or reimbursed:
Initial Class	(9,620)
Recapture of previously waived and/or reimbursed fees:
Initial Class	1,850
Net expenses	629,599
Net investment income (loss)	(466,590)
Net realized gain (loss) on:
Investments	7,912,345
Foreign currency transactions	(3,072)
Net realized gain (loss)	7,909,273
Net change in unrealized appreciation (depreciation) on:
Investments	21,044,443
Translation of assets and liabilities denominated in foreign currencies	63
Net change in unrealized appreciation (depreciation)	21,044,506
Net realized and change in unrealized gain (loss)	28,953,779
Net increase (decrease) in net assets resulting from operations	$28,487,189
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$(466,590)	$(568,839)
Net realized gain (loss)	7,909,273	28,603,011
Net change in unrealized appreciation (depreciation)	21,044,506	25,189,159
Net increase (decrease) in net assets resulting from operations	28,487,189	53,223,331
Capital share transactions:
Proceeds from shares sold:
Initial Class	2,255,888	3,595,240
	2,255,888	3,595,240
Cost of shares redeemed:
Initial Class	(15,203,286)	(22,164,215)
	(15,203,286)	(22,164,215)
Net increase (decrease) in net assets resulting from capital share transactions	(12,947,398)	(18,568,975)
Net increase (decrease) in net assets	15,539,791	34,654,356
Net assets:
Beginning of period/year	168,914,412	134,260,056
End of period/year	$184,454,203	$168,914,412
Capital share transactions - shares:
Shares issued:
Initial Class	277,951	600,483
	277,951	600,483
Shares redeemed:
Initial Class	(1,903,045)	(3,683,440)
	(1,903,045)	(3,683,440)
Net increase (decrease) in shares outstanding:
Initial Class	(1,625,094)	(3,082,957)
	(1,625,094)	(3,082,957)
FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$8.02	$5.56	$3.79	$29.23	$38.86	$18.46
Investment operations:
Net investment income (loss)(A)	(0.02)	(0.02)	(0.02)	(0.06)	(0.25)	(0.19)
Net realized and unrealized gain (loss)	1.49	2.48	1.79	(15.27)	1.48	21.70
Total investment operations	1.47	2.46	1.77	(15.33)	1.23	21.51
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(10.11)	(10.86)	(1.11)
Net asset value, end of period/year	$9.49	$8.02	$5.56	$3.79	$29.23	$38.86
Total return(B)	18.33%(C)	44.24%	46.70%	(59.84)%	(0.53)%	117.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$184,454	$168,914	$134,260	$326,844	$1,621,984	$2,000,396
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(D)	0.74%	0.85%	0.76%	0.72%	0.73%
Including waiver and/or reimbursement and recapture	0.76%(D)	0.76%	0.76%	0.76%(E)	0.72%	0.73%
Net investment income (loss) to average net assets	(0.56)%(D)	(0.41)%	(0.34)%	(0.56)%	(0.66)%	(0.70)%
Portfolio turnover rate	47%(C)	45%	28%	37%	59%	52%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Initial Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$4,856,145	$—	$—	$—	$4,856,145
Total Borrowings	$4,856,145	$—	$—	$—	$4,856,145
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Portfolio is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Open option contracts at June 30, 2025, are included within the Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$170,488	$—	$—	$—	$170,488
Total	$—	$170,488	$—	$—	$—	$170,488

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(266,430)	$—	$—	$—	$(266,430)
Total	$—	$(266,430)	$—	$—	$—	$(266,430)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(532,321)	$—	$—	$—	$(532,321)
Total	$—	$(532,321)	$—	$—	$—	$(532,321)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Options:
Average value of option contracts purchased	$321,344
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs & Co.	$92,540	$—	$(92,540)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	41,741	—	(41,741)	—	—	—	—	—
Standard Chartered Bank	36,207	—	(36,207)	—	—	—	—	—
Total	$170,488	$—	$(170,488)	$—	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2022	2023	2024	2025	Total
Initial Class	$—	$120,602	$46,714	$9,620	$176,936
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.15% of Initial Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
Cross-trades: The Portfolio is authorized to purchase or sell securities from and to other portfolios within TST or between the Portfolio and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of each Portfolio participating in the transaction.
For the period ended June 30, 2025, the Portfolio engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$—	$488,010	$(3,673,281)
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$70,613,966	$2,765,444	$82,898,086	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$131,044,112	$60,539,743	$(2,048,420)	$58,491,323
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions. In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Initial Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Initial Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 10-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Initial Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-year period and below the benchmark for the past 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Initial Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Global Allocation Managed Risk -Balanced
VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANY - 97.5%
International Mixed Allocation Fund - 97.5%
Transamerica Morgan Stanley Global Allocation VP (A)	32,735,277	$ 189,537,254
Total Investment Company (Cost $214,396,028)		189,537,254

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 1.80% (B), dated 06/30/2025, to be repurchased at $5,171,380 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $5,274,673.	$ 5,171,121	5,171,121
Total Repurchase Agreement (Cost $5,171,121)		5,171,121
Total Investments (Cost $219,567,149)		194,708,375
Net Other Assets (Liabilities) - (0.2)%		(305,921)
Net Assets - 100.0%		$ 194,402,454
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$189,537,254	$—	$—	$189,537,254
Repurchase Agreement	—	5,171,121	—	5,171,121
Total Investments	$189,537,254	$5,171,121	$—	$194,708,375
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and/or affiliated investment in the Initial Class shares of funds within
Transamerica Series Trust. The Portfolio's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2025	Shares as of June 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Morgan Stanley Global Allocation VP	$193,195,109	$—	$(21,503,055)	$(15,195,211)	$33,040,411	$189,537,254	32,735,277	$—	$—

(B)	Rate disclosed reflects the yield at June 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Affiliated investments, at value (cost $214,396,028)	$189,537,254
Repurchase agreement, at value (cost $5,171,121)	5,171,121
Receivables and other assets:
Interest	259
Prepaid expenses	841
Other assets	190
Total assets	194,709,665
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	210,129
Investment management fees	21,834
Distribution and service fees	40,719
Transfer agent costs	231
Trustee and CCO fees	917
Audit and tax fees	10,863
Custody fees	3,431
Legal fees	901
Printing and shareholder reports fees	10,774
Other accrued expenses	7,412
Total liabilities	307,211
Net assets	$194,402,454
Net assets consist of:
Capital stock ($0.01 par value)	$265,232
Additional paid-in capital	256,168,907
Total distributable earnings (accumulated losses)	(62,031,685)
Net assets	$194,402,454
Shares outstanding	26,523,243
Net asset value and offering price per share	$7.33

STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Interest income from unaffiliated investments	$67,978
Total investment income	67,978
Expenses:
Investment management fees	192,620
Distribution and service fees	240,774
Transfer agent costs	1,120
Trustee and CCO fees	4,885
Audit and tax fees	11,415
Custody fees	10,193
Legal fees	8,103
Printing and shareholder reports fees	11,047
Other	9,970
Total expenses before waiver and/or reimbursement and recapture	490,127
Expenses waived and/or reimbursed	(37,302)
Net expenses	452,825
Net investment income (loss)	(384,847)
Net realized gain (loss) on:
Affiliated investments	(15,195,211)
Futures contracts	(4,238,042)
Net realized gain (loss)	(19,433,253)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	33,040,411
Futures contracts	(129,947)
Translation of assets and liabilities denominated in foreign currencies	740
Net change in unrealized appreciation (depreciation)	32,911,204
Net realized and change in unrealized gain (loss)	13,477,951
Net increase (decrease) in net assets resulting from operations	$13,093,104
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$(384,847)	$21,746,596
Net realized gain (loss)	(19,433,253)	(25,313,483)
Net change in unrealized appreciation (depreciation)	32,911,204	14,340,064
Net increase (decrease) in net assets resulting from operations	13,093,104	10,773,177
Capital share transactions:
Proceeds from shares sold	226,328	1,154,386
Cost of shares redeemed	(18,427,609)	(32,612,092)
Net increase (decrease) in net assets resulting from capital share transactions	(18,201,281)	(31,457,706)
Net increase (decrease) in net assets	(5,108,177)	(20,684,529)
Net assets:
Beginning of period/year	199,510,631	220,195,160
End of period/year	$194,402,454	$199,510,631
Capital share transactions - shares:
Shares issued	32,326	171,412
Shares redeemed	(2,638,341)	(4,818,793)
Net increase (decrease) in shares outstanding	(2,606,015)	(4,647,381)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$6.85	$6.52	$7.38	$10.45	$10.28	$10.03
Investment operations:
Net investment income (loss)(A)	(0.01)	0.69	(0.03)	1.43	1.32	0.54
Net realized and unrealized gain (loss)	0.49	(0.36)	0.62	(3.09)	(0.59)	0.09
Total investment operations	0.48	0.33	0.59	(1.66)	0.73	0.63
Dividends and/or distributions to shareholders:
Net investment income	—	—	(1.45)	(1.41)	(0.56)	(0.13)
Net realized gains	—	—	—	—	—	(0.25)
Total dividends and/or distributions to shareholders	—	—	(1.45)	(1.41)	(0.56)	(0.38)
Net asset value, end of period/year	$7.33	$6.85	$6.52	$7.38	$10.45	$10.28
Total return(B)	7.01%(C)	5.06%	9.00%	(16.23)%	7.18%	6.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$194,402	$199,511	$220,195	$226,187	$300,295	$299,061
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.51%(E)	0.50%	0.51%	0.50%	0.48%	0.53%
Including waiver and/or reimbursement and recapture	0.47%(E)	0.47%	0.47%	0.47%	0.47%	0.51%
Net investment income (loss) to average net assets	(0.40)%(E)	10.23%	(0.35)%	16.41%	12.45%	5.60%
Portfolio turnover rate	— %(C)	— %	2%	2%	— %	5%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)

1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve the Portfolio's investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Portfolio”). The Portfolio employs a risk management strategy in an effort to manage return volatility . The shareholder reports of the Underlying Portfolio, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Portfolio's shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(416,321)	$(3,821,721)	$—	$—	$(4,238,042)
Total	$—	$(416,321)	$(3,821,721)	$—	$—	$(4,238,042)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(19,960)	$(109,987)	$—	$—	$(129,947)
Total	$—	$(19,960)	$(109,987)	$—	$—	$(129,947)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — short	$(12,003,222)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolio risk: Because the Portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Subsidiary risk: By investing in the Subsidiary, the Underlying Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Underlying Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in the prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Underlying Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the prospectus and the SAI and could adversely affect the Portfolio.
Commodities and commodity-related securities risk: Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. INVESTMENT CONCENTRATION
Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio's total assets. As of June 30, 2025, the most recent financial statements are included within this report for the following investments:
Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	97.34%
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended June 30, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Service Class	$57,792	$101,556	$71,781	$37,302	$268,431

(A)	For the six-month period of July 1, 2022 through December 31, 2022.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$—	$21,503,056
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$219,567,149	$—	$(24,858,774)	$(24,858,774)
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 30, 2020 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Board noted that the Portfolio’s acquired fund fees and expenses included customary fees paid by the underlying portfolio in which the Portfolio invests in connection with the underlying portfolio’s short sale strategy. Specifically, such fees (sometimes referred to as “fees in lieu of” interest or dividends) are paid to parties lending securities to the underlying portfolio to compensate them for interest or dividends received by the underlying portfolio, but foregone by the lending parties, on the borrowed securities.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Board noted that, effective on or about August 31, 2025, the Sub-Adviser will make certain changes to the Portfolio’s principal investment strategy and that TAM will make certain changes to the benchmark that TAM utilizes to measure performance of the Portfolio. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
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Denver, CO 80202
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Morgan Stanley Global Allocation VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 45.8%
Australia - 0.9%
ANZ Group Holdings Ltd.	19,376	$ 371,569
APA Group	8,645	46,482
Aristocrat Leisure Ltd.	3,768	161,439
ASX Ltd.	1,289	59,185
Atlassian Corp., Class A (A)	909	184,609
BHP Group Ltd.	34,024	818,536
BlueScope Steel Ltd.	2,911	44,359
Brambles Ltd.	9,198	142,052
CAR Group Ltd.	2,509	61,790
Cochlear Ltd.	435	86,033
Coles Group Ltd.	8,941	122,600
Commonwealth Bank of Australia	10,914	1,328,324
Computershare Ltd.	3,468	90,980
CSL Ltd.	3,250	513,372
Evolution Mining Ltd.	13,408	69,806
Fortescue Ltd.	11,500	115,601
Goodman Group, REIT	13,430	302,774
Insurance Australia Group Ltd.	15,693	93,295
Lottery Corp. Ltd.	14,655	51,410
Macquarie Group Ltd.	2,376	357,364
Medibank Pvt Ltd.	18,272	60,680
National Australia Bank Ltd.	20,167	522,684
Northern Star Resources Ltd.	9,254	114,307
Origin Energy Ltd.	11,409	81,094
Pro Medicus Ltd.	384	71,860
Qantas Airways Ltd.	4,882	34,489
QBE Insurance Group Ltd.	9,955	153,298
Quintis Australia Pty. Ltd. (B)(C)(D)	1,725,383	1
REA Group Ltd. (E)	352	55,742
Reece Ltd. (E)	1,476	13,947
Rio Tinto Ltd.	2,478	175,418
Santos Ltd.	21,805	109,938
Scentre Group, REIT	34,559	81,169
SGH Ltd.	1,327	47,260
Sigma Healthcare Ltd.	30,734	60,494
Sonic Healthcare Ltd.	3,034	53,554
South32 Ltd.	30,785	58,827
Stockland, REIT	16,036	56,673
Suncorp Group Ltd.	7,119	101,457
Telstra Group Ltd.	26,989	86,058
Transurban Group	20,769	191,095
Vicinity Ltd., REIT	25,733	42,008
Washington H Soul Pattinson & Co. Ltd. (E)	1,586	43,846
Wesfarmers Ltd.	7,519	419,615
Westpac Banking Corp.	22,548	502,517
WiseTech Global Ltd.	1,337	95,884
Woodside Energy Group Ltd.	12,682	195,898
Woolworths Group Ltd.	8,159	167,127
		8,618,520
Austria - 0.0% *
Erste Group Bank AG	2,181	185,658
OMV AG	1,036	56,339
Verbund AG	478	36,723
		278,720
	Shares	Value
COMMON STOCKS (continued)
Belgium - 0.1%
Ageas SA	993	$ 67,174
Anheuser-Busch InBev SA	6,531	449,335
D'ieteren Group	142	30,579
Elia Group SA	319	36,843
Groupe Bruxelles Lambert NV	551	47,034
KBC Group NV	1,531	158,014
Lotus Bakeries NV	3	28,908
Sofina SA	100	33,075
Syensqo SA (E)	483	37,415
UCB SA (E)	843	165,867
		1,054,244
Bermuda - 0.0% *
Arch Capital Group Ltd.	2,145	195,303
Everest Group Ltd.	245	83,263
		278,566
Canada - 1.7%
Agnico Eagle Mines Ltd.	3,516	418,899
Alamos Gold, Inc., Class A	2,821	75,033
Alimentation Couche-Tard, Inc.	5,033	250,181
AltaGas Ltd.	1,939	56,287
ARC Resources Ltd.	3,828	80,706
Bank of Montreal	4,728	523,960
Bank of Nova Scotia (E)	8,141	450,169
Barrick Mining Corp.	11,635	242,227
BCE, Inc. (E)	480	10,645
Brookfield Corp.	8,776	543,155
CAE, Inc. (A)	1,897	55,597
Cameco Corp. (E)	2,896	215,071
Canadian Imperial Bank of Commerce (E)	6,181	438,741
Canadian National Railway Co.	3,480	362,605
Canadian Natural Resources Ltd.	13,905	437,036
Canadian Pacific Kansas City Ltd.	6,093	484,039
Canadian Tire Corp. Ltd., Class A	336	45,743
Canadian Utilities Ltd., Class A	876	24,239
CCL Industries, Inc., Class B	963	56,157
Celestica, Inc. (A)	737	115,149
Cenovus Energy, Inc.	9,065	123,352
CGI, Inc.	1,322	138,835
Constellation Software, Inc.	131	480,345
Descartes Systems Group, Inc. (A)	553	56,175
Dollarama, Inc.	1,820	256,437
Element Fleet Management Corp. (E)	2,632	65,928
Emera, Inc.	1,936	88,686
Empire Co. Ltd., Class A	837	34,734
Enbridge, Inc.	14,333	649,945
Fairfax Financial Holdings Ltd.	130	234,654
First Quantum Minerals Ltd. (A)	4,709	83,650
FirstService Corp.	265	46,243
Fortis, Inc.	3,264	155,847
Franco-Nevada Corp.	1,296	212,775
George Weston Ltd.	382	76,613
GFL Environmental, Inc.	1,376	69,459
Gildan Activewear, Inc.	924	45,530
Great-West Lifeco, Inc.	1,816	69,066
Hydro One Ltd. (F)	2,174	78,339
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
iA Financial Corp., Inc.	604	$ 66,217
IGM Financial, Inc.	542	17,123
Imperial Oil Ltd.	1,187	94,298
Intact Financial Corp.	1,168	271,597
Ivanhoe Mines Ltd., Class A (A)(E)	4,929	37,029
Keyera Corp.	1,513	49,487
Kinross Gold Corp.	8,613	134,595
Loblaw Cos. Ltd.	988	163,427
Lululemon Athletica, Inc. (A)	621	147,537
Lundin Gold, Inc.	767	40,497
Lundin Mining Corp.	4,653	48,930
Magna International, Inc.	1,726	66,721
Manulife Financial Corp.	11,179	357,432
Metro, Inc.	1,368	107,461
National Bank of Canada (E)	2,550	263,136
Nutrien Ltd. (E)	3,199	186,408
Open Text Corp.	1,699	49,644
Pan American Silver Corp.	2,471	70,115
Pembina Pipeline Corp.	3,855	144,745
Power Corp. of Canada (E)	3,639	142,139
Quebecor, Inc., Class B	1,034	31,474
Restaurant Brands International, Inc.	2,046	135,719
Rogers Communications, Inc., Class B (E)	2,374	70,414
Royal Bank of Canada	9,233	1,216,851
Saputo, Inc.	1,632	33,401
Shopify, Inc., Class A (A)	7,863	906,894
Stantec, Inc.	739	80,410
Sun Life Financial, Inc.	3,697	245,996
Suncor Energy, Inc.	8,167	305,929
TC Energy Corp. (E)	6,619	323,137
Teck Resources Ltd., Class B	3,120	126,175
TELUS Corp.	3,295	52,918
TFI International, Inc. (E)	514	46,140
Thomson Reuters Corp.	1,026	206,323
TMX Group Ltd.	1,829	77,525
Toromont Industries Ltd.	529	47,545
Toronto-Dominion Bank	11,484	844,676
Tourmaline Oil Corp.	2,329	112,367
Waste Connections, Inc.	1,484	277,092
West Fraser Timber Co. Ltd.	357	26,180
Wheaton Precious Metals Corp.	3,077	276,710
Whitecap Resources, Inc. (E)	8,113	54,514
WSP Global, Inc. (E)	849	173,179
		15,982,359
Chile - 0.0% *
Antofagasta PLC	2,490	61,909
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	17,145	29,920
Denmark - 0.3%
AP Moller - Maersk AS, Class A	19	35,054
AP Moller - Maersk AS, Class B	28	52,072
Carlsberg AS, Class B	634	89,827
Coloplast AS, Class B	829	78,923
Danske Bank AS	4,588	187,391
	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Demant AS (A)	566	$ 23,648
DSV AS	1,363	326,921
Genmab AS (A)	420	87,221
Novo Nordisk AS, Class B	21,409	1,483,516
Novonesis Novozymes, Class B	2,325	166,928
Orsted AS (A)(F)	1,105	47,602
Pandora AS	547	96,379
Rockwool AS, B Shares	618	28,967
Tryg AS	2,249	58,139
Vestas Wind Systems AS	6,533	98,132
		2,860,720
Finland - 0.2%
Elisa OYJ	901	50,079
Fortum OYJ	2,911	54,586
Kesko OYJ, B Shares	1,777	43,828
Kone OYJ, Class B	2,201	145,004
Metso OYJ (E)	3,989	51,697
Neste OYJ (E)	2,743	37,174
Nokia OYJ (E)	35,573	184,575
Nordea Bank Abp	20,415	302,912
Orion OYJ, Class B (E)	708	53,265
Sampo OYJ, A Shares	15,718	169,165
Stora Enso OYJ, R Shares (E)	3,664	39,833
UPM-Kymmene OYJ (E)	3,386	92,465
Wartsila OYJ Abp	3,275	77,403
		1,301,986
France - 1.5%
Accor SA	1,307	68,498
Aeroports de Paris SA (E)	231	28,961
Air Liquide SA	3,825	788,719
Airbus SE	3,882	812,117
Alstom SA (A)(E)	2,317	54,081
Amundi SA (F)	406	32,909
Arkema SA	373	27,544
AXA SA	11,749	576,935
BioMerieux	275	38,037
BNP Paribas SA	6,704	601,360
Bollore SE	4,680	29,416
Bouygues SA	1,245	56,305
Bureau Veritas SA	2,092	71,405
Capgemini SE	1,074	183,908
Carrefour SA	3,906	55,099
Cie de Saint-Gobain SA	2,939	345,260
Cie Generale des Etablissements Michelin SCA	4,534	168,638
Covivio SA, REIT	365	23,142
Credit Agricole SA	6,966	131,785
Danone SA	4,285	350,613
Dassault Aviation SA	128	45,257
Dassault Systemes SE	4,482	162,435
Edenred SE	1,513	46,995
Eiffage SA	451	63,371
Engie SA	11,991	281,822
EssilorLuxottica SA	2,017	553,853
Eurazeo SE	270	19,303
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
FDJ UNITED (F)	737	$ 28,920
Gecina SA, REIT	303	33,356
Getlink SE	1,989	38,396
Hermes International SCA	212	574,703
Ipsen SA	248	29,541
Kering SA	493	107,403
Klepierre SA, REIT	1,432	56,620
Legrand SA	1,726	231,333
L'Oreal SA	1,618	693,076
LVMH Moet Hennessy Louis Vuitton SE	1,836	960,926
Orange SA	12,222	186,119
Pernod Ricard SA	1,329	132,570
Publicis Groupe SA (E)	1,518	171,450
Renault SA	1,285	59,296
Rexel SA	1,476	45,524
Safran SA	2,364	770,958
Sanofi SA	7,309	707,612
Sartorius Stedim Biotech	190	45,460
Schneider Electric SE	3,622	972,452
Societe Generale SA	4,798	274,466
Sodexo SA	584	35,943
Teleperformance SE	350	33,995
Thales SA	600	177,165
TotalEnergies SE	13,511	825,828
Unibail-Rodamco-Westfield, REIT (A)	798	76,710
Veolia Environnement SA	4,090	146,021
Vinci SA	3,245	478,541
		13,512,152
Germany - 1.4%
adidas AG	1,143	266,810
Allianz SE	2,550	1,034,875
BASF SE	5,893	291,465
Bayer AG	6,514	196,249
Bayerische Motoren Werke AG	1,913	170,371
Beiersdorf AG	655	82,332
Brenntag SE	797	52,801
Commerzbank AG	5,894	185,738
Continental AG	732	63,887
Covestro AG (A)	1,187	84,453
CTS Eventim AG & Co. KGaA	418	51,979
Daimler Truck Holding AG	3,123	148,167
Delivery Hero SE (A)(F)	1,274	34,579
Deutsche Bank AG	12,135	359,747
Deutsche Boerse AG	1,228	401,175
Deutsche Lufthansa AG	3,973	33,729
Deutsche Post AG	6,333	293,344
Deutsche Telekom AG	23,045	843,530
E.ON SE	14,675	270,396
Evonik Industries AG	1,706	35,244
Fresenius Medical Care AG	1,448	83,195
Fresenius SE & Co. KGaA	2,785	140,149
GEA Group AG	968	67,857
Hannover Rueck SE	402	126,676
Heidelberg Materials AG	883	207,944
Henkel AG & Co. KGaA	683	49,535
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	8,558	$ 365,187
Knorr-Bremse AG	480	46,558
LEG Immobilien SE	490	43,616
Mercedes-Benz Group AG	4,828	281,280
Merck KGaA	843	109,302
MTU Aero Engines AG	358	159,043
Muenchener Rueckversicherungs- Gesellschaft AG	891	578,557
Nemetschek SE	382	55,387
Rational AG	33	27,730
Rheinmetall AG	282	597,191
RWE AG	4,176	174,508
SAP SE	6,959	2,127,920
Scout24 SE (F)	497	68,610
Siemens AG	5,010	1,286,860
Siemens Energy AG (A)	4,445	519,536
Siemens Healthineers AG (F)	2,242	124,463
Symrise AG	871	91,337
Talanx AG	428	55,487
Vonovia SE	4,879	172,977
Zalando SE (A)(F)	1,475	48,671
		12,510,447
Hong Kong - 0.3%
AIA Group Ltd.	69,155	626,436
BOC Hong Kong Holdings Ltd.	24,017	104,552
CK Asset Holdings Ltd.	12,296	54,334
CK Hutchison Holdings Ltd.	17,449	107,445
CK Infrastructure Holdings Ltd.	4,035	26,721
CLP Holdings Ltd.	10,651	89,956
Futu Holdings Ltd., ADR	376	46,470
Galaxy Entertainment Group Ltd.	13,828	61,640
Hang Seng Bank Ltd.	4,883	73,275
Henderson Land Development Co. Ltd.	9,079	31,885
HKT Trust & HKT Ltd.	24,895	37,220
Hong Kong & China Gas Co. Ltd.	72,944	61,331
Hong Kong Exchanges & Clearing Ltd.	7,737	416,146
Hong Kong Land Holdings Ltd.	7,081	40,857
Jardine Matheson Holdings Ltd.	1,033	49,649
Link, REIT	16,697	89,437
MTR Corp. Ltd.	10,097	36,308
Power Assets Holdings Ltd.	8,991	57,808
Prudential PLC	17,070	213,652
Sino Land Co. Ltd.	23,007	24,505
SITC International Holdings Co. Ltd.	9,044	28,976
Sun Hung Kai Properties Ltd.	9,158	105,528
Swire Pacific Ltd., Class A	2,289	19,622
Techtronic Industries Co. Ltd.	9,592	105,838
WH Group Ltd. (F)	54,282	52,317
Wharf Holdings Ltd. (E)	6,858	20,880
Wharf Real Estate Investment Co. Ltd.	10,722	30,435
		2,613,223
Ireland - 0.5%
Accenture PLC, Class A	3,591	1,073,314
AerCap Holdings NV	1,261	147,537
AIB Group PLC	13,487	111,306
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Allegion PLC	492	$ 70,907
Aptiv PLC (A)	1,296	88,413
Bank of Ireland Group PLC	6,373	90,816
DCC PLC	637	41,342
Eaton Corp. PLC	2,201	785,735
Experian PLC	6,186	318,989
James Hardie Industries PLC, CDI (A)	2,815	75,592
Kerry Group PLC, Class A	1,075	118,773
Kingspan Group PLC	1,000	85,209
Medtronic PLC	7,359	641,484
Ryanair Holdings PLC	5,464	154,990
Smurfit WestRock PLC	2,953	127,422
TE Connectivity PLC	1,720	290,112
Trane Technologies PLC	1,267	554,199
		4,776,140
Israel - 0.1%
Azrieli Group Ltd.	276	25,417
Bank Hapoalim BM	8,147	156,488
Bank Leumi Le-Israel BM	9,736	181,144
Check Point Software Technologies Ltd. (A)	566	125,227
CyberArk Software Ltd. (A)	307	124,912
Elbit Systems Ltd.	174	77,505
ICL Group Ltd.	5,027	34,512
Israel Discount Bank Ltd., Class A	7,982	79,618
Mizrahi Tefahot Bank Ltd.	1,010	65,884
Monday.com Ltd. (A)	265	83,337
Nice Ltd. (A)	411	69,670
Teva Pharmaceutical Industries Ltd., ADR (A)	7,485	125,449
Wix.com Ltd. (A)	345	54,669
		1,203,832
Italy - 0.4%
Banca Mediolanum SpA	1,469	25,316
Banco BPM SpA	7,561	88,256
BPER Banca SpA	6,636	60,230
Davide Campari-Milano NV (E)	4,071	27,407
DiaSorin SpA	146	15,626
ENEL SpA	53,714	509,784
Eni SpA	14,567	235,317
Ferrari NV	842	412,505
FinecoBank Banca Fineco SpA	4,037	89,555
Generali	5,723	203,576
Infrastrutture Wireless Italiane SpA (E)(F)	1,823	22,292
Intesa Sanpaolo SpA	100,538	579,140
Leonardo SpA	2,612	147,387
Mediobanca Banca di Credito Finanziario SpA (E)	3,335	77,609
Moncler SpA	1,573	89,726
Nexi SpA (F)	3,145	18,783
Poste Italiane SpA (F)	3,005	64,565
Prysmian SpA	1,858	131,545
Recordati Industria Chimica e Farmaceutica SpA	753	47,330
Snam SpA (E)	13,240	80,151
Telecom Italia SpA (A)	69,664	34,422
Terna - Rete Elettrica Nazionale (E)	9,230	94,893
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA	9,328	$ 625,753
Unipol Assicurazioni SpA	2,409	47,710
		3,728,878
Luxembourg - 0.0% *
ArcelorMittal SA	3,067	97,391
CVC Capital Partners PLC (F)	1,382	28,416
Eurofins Scientific SE (E)	773	55,088
Tenaris SA	2,702	50,648
		231,543
Macau - 0.0% *
Sands China Ltd.	14,970	31,286
Netherlands - 0.7%
ABN AMRO Bank NV (F)	3,119	85,167
Adyen NV (A)(F)	173	317,721
Akzo Nobel NV (E)	1,155	81,039
Argenx SE (A)	407	225,308
ASM International NV	320	205,273
ASML Holding NV	2,711	2,172,424
BE Semiconductor Industries NV (E)	549	82,105
Euronext NV (F)	510	87,384
EXOR NV	603	60,871
Ferrovial SE	3,410	181,899
Heineken Holding NV	880	65,665
Heineken NV	1,956	170,647
IMCD NV	400	53,798
ING Groep NV, Series N	21,446	470,047
JDE Peet's NV (E)	1,155	32,992
Koninklijke Ahold Delhaize NV	6,234	260,372
Koninklijke KPN NV	26,065	127,150
Koninklijke Philips NV	5,640	135,430
NN Group NV	1,823	121,301
NXP Semiconductors NV	1,459	318,777
Prosus NV	8,959	502,658
Qiagen NV (A)	1,396	67,259
Randstad NV (E)	720	33,279
Stellantis NV	13,485	135,068
Universal Music Group NV (E)	7,390	239,736
Wolters Kluwer NV	1,622	271,260
		6,504,630
New Zealand - 0.1%
Auckland International Airport Ltd.	13,239	62,501
Contact Energy Ltd.	6,194	33,992
Fisher & Paykel Healthcare Corp. Ltd.	4,522	99,324
Infratil Ltd.	7,239	46,711
Meridian Energy Ltd.	10,118	36,388
Xero Ltd. (A)	965	114,188
		393,104
Norway - 0.1%
Aker BP ASA	2,227	56,910
DNB Bank ASA	6,260	173,118
Equinor ASA	5,873	148,317
Gjensidige Forsikring ASA	1,409	35,718
Kongsberg Gruppen ASA	3,028	117,417
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Mowi ASA	3,245	$ 62,672
Norsk Hydro ASA	9,664	55,340
Orkla ASA	4,945	53,858
Salmar ASA	469	20,324
Telenor ASA	4,338	67,552
Yara International ASA	1,193	44,025
		835,251
Poland - 0.0% *
InPost SA (A)	1,498	24,929
Portugal - 0.0% *
EDP SA	18,076	78,527
Galp Energia SGPS SA	2,407	44,062
Jeronimo Martins SGPS SA	1,632	41,319
		163,908
Republic of South Africa - 0.0% *
Valterra Platinum Ltd. (A)	916	40,235
Russian Federation - 0.0%
Evraz PLC (A)(B)(C)(G)	6,267	0
Singapore - 0.2%
CapitaLand Ascendas, REIT	24,397	51,481
CapitaLand Integrated Commercial Trust, REIT	38,132	65,113
CapitaLand Investment Ltd.	15,210	31,708
DBS Group Holdings Ltd.	13,853	489,039
Genting Singapore Ltd.	39,313	22,111
Grab Holdings Ltd., Class A (A)	15,953	80,244
Keppel Ltd.	9,536	55,686
Oversea-Chinese Banking Corp. Ltd.	22,130	283,780
Sea Ltd., ADR (A)	2,518	402,729
Sembcorp Industries Ltd.	5,860	31,568
Singapore Airlines Ltd. (E)	9,720	53,312
Singapore Exchange Ltd.	5,414	63,394
Singapore Technologies Engineering Ltd.	10,068	61,734
Singapore Telecommunications Ltd.	49,041	147,848
United Overseas Bank Ltd.	8,182	231,581
Wilmar International Ltd.	12,665	28,588
		2,099,916
Spain - 0.4%
Acciona SA (E)	164	29,580
ACS Actividades de Construccion y Servicios SA (E)	1,166	81,046
Aena SME SA (F)	5,017	133,923
Amadeus IT Group SA (E)	3,023	255,392
Banco Bilbao Vizcaya Argentaria SA	38,281	589,461
Banco de Sabadell SA	35,871	114,197
Banco Santander SA	101,739	842,488
Bankinter SA	4,544	59,320
CaixaBank SA	26,513	229,730
Cellnex Telecom SA (A)(F)	3,266	127,172
EDP Renovaveis SA (E)	1,809	20,242
Endesa SA (E)	2,104	66,644
Grifols SA (A)	1,936	23,623
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA (E)	38,393	$ 738,606
Industria de Diseno Textil SA	7,323	382,017
Redeia Corp. SA (E)	2,677	57,282
Repsol SA (E)	7,737	113,165
Telefonica SA (E)	24,549	129,204
		3,993,092
Sweden - 0.5%
AddTech AB, B Shares (E)	1,694	57,751
Alfa Laval AB	1,927	81,163
Assa Abloy AB, Class B	6,661	208,247
Atlas Copco AB, A Shares	18,085	292,362
Atlas Copco AB, B Shares	10,401	148,033
Beijer Ref AB	2,521	39,784
Boliden AB (A)	1,829	57,155
Epiroc AB, Class A	4,339	94,416
Epiroc AB, Class B	2,558	49,043
EQT AB (E)	2,357	79,068
Essity AB, Class B	4,013	111,115
Evolution AB (F)	978	77,676
Fastighets AB Balder, B Shares (A)	4,639	34,580
H&M Hennes & Mauritz AB, B Shares (E)	3,586	50,506
Hexagon AB, B Shares (E)	13,741	138,504
Holmen AB, B Shares (E)	497	19,687
Industrivarden AB, A Shares	790	28,719
Industrivarden AB, C Shares	1,027	37,189
Indutrade AB (E)	1,797	49,067
Investment AB Latour, B Shares (E)	971	25,610
Investor AB, B Shares	11,555	342,414
L E Lundbergforetagen AB, B Shares	502	25,059
Lifco AB, B Shares	1,539	62,371
Nibe Industrier AB, B Shares (E)	10,034	42,842
Saab AB, Class B	2,043	114,231
Sagax AB, Class B (E)	1,425	32,653
Sandvik AB	7,002	160,782
Securitas AB, B Shares	3,256	48,750
Skandinaviska Enskilda Banken AB, Class A	10,561	184,084
Skanska AB, B Shares	2,238	52,133
SKF AB, B Shares	2,235	51,339
Spotify Technology SA (A)	1,022	784,221
Svenska Cellulosa AB SCA, Class B	3,963	51,530
Svenska Handelsbanken AB, A Shares	9,720	130,124
Swedbank AB, A Shares	5,641	149,409
Swedish Orphan Biovitrum AB (A)(E)	1,299	39,535
Tele2 AB, B Shares	3,620	52,843
Telefonaktiebolaget LM Ericsson, B Shares	18,383	157,089
Telia Co. AB	15,653	56,301
Trelleborg AB, B Shares (E)	1,345	50,103
Volvo AB, B Shares	10,537	296,486
		4,563,974
Switzerland - 1.6%
ABB Ltd.	11,795	706,860
Alcon AG	3,700	328,127
Amcor PLC	13,021	119,663
Avolta AG	584	31,811
Baloise Holding AG	273	64,388
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Banque Cantonale Vaudoise (E)	199	$ 22,951
Barry Callebaut AG (E)	23	25,141
BKW AG	139	30,476
Chocoladefabriken Lindt & Spruengli AG	7	267,848
Chubb Ltd.	2,165	627,244
Cie Financiere Richemont SA, Class A	4,040	764,500
Coca-Cola HBC AG	1,434	74,916
DSM-Firmenich AG	1,264	134,471
EMS-Chemie Holding AG	46	34,776
Galderma Group AG	773	112,360
Garmin Ltd.	869	181,378
Geberit AG	248	195,311
Givaudan SA	68	329,768
Glencore PLC (A)	64,635	251,859
Helvetia Holding AG	245	57,520
Holcim AG	3,940	292,581
Julius Baer Group Ltd.	1,345	91,238
Kuehne & Nagel International AG	363	78,605
Logitech International SA	1,141	103,471
Lonza Group AG	536	383,328
Nestle SA	19,333	1,922,209
Novartis AG	14,009	1,700,372
Partners Group Holding AG	167	218,490
Roche Holding AG	5,367	1,756,307
Sandoz Group AG	2,746	150,490
Schindler Holding AG	421	155,369
SGS SA	1,064	108,034
SIG Group AG (E)	2,019	37,345
Sika AG	1,136	309,087
Sonova Holding AG	372	110,940
STMicroelectronics NV (E)	4,391	134,637
Straumann Holding AG	739	96,727
Swatch Group AG	192	31,346
Swiss Life Holding AG	213	215,633
Swiss Prime Site AG	527	79,115
Swiss Re AG	2,242	387,837
Swisscom AG	189	134,207
Temenos AG	383	27,513
UBS Group AG	23,977	814,061
VAT Group AG (E)(F)	178	75,424
Zurich Insurance Group AG	1,085	759,199
		14,534,933
United Kingdom - 2.0%
3i Group PLC	6,173	349,344
Admiral Group PLC	1,743	78,272
Anglo American PLC	6,975	205,608
Aon PLC, Class A	1,110	396,004
Ashtead Group PLC	2,830	181,477
Associated British Foods PLC	2,122	59,956
AstraZeneca PLC	10,315	1,435,530
Auto Trader Group PLC (F)	5,801	65,707
Aviva PLC	17,744	150,855
BAE Systems PLC	19,401	503,511
Barclays PLC	94,739	437,767
Barratt Redrow PLC	9,156	57,335
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC	105,084	$ 523,559
British American Tobacco PLC	13,302	632,461
BT Group PLC	39,078	104,054
Bunzl PLC	2,164	68,959
Centrica PLC	33,433	74,180
CNH Industrial NV	4,980	64,541
Coca-Cola Europacific Partners PLC	1,578	146,312
Compass Group PLC	11,325	383,600
Croda International PLC	884	35,491
Diageo PLC	14,649	369,390
Entain PLC	3,856	47,759
GSK PLC	27,103	516,758
Haleon PLC	60,207	309,441
Halma PLC	2,490	109,446
Hikma Pharmaceuticals PLC	1,118	30,509
HSBC Holdings PLC	118,481	1,433,167
Imperial Brands PLC	5,167	204,149
Informa PLC	8,727	96,618
InterContinental Hotels Group PLC	986	112,734
International Consolidated Airlines Group SA	8,266	38,943
Intertek Group PLC	1,066	69,438
J Sainsbury PLC	11,657	46,393
JD Sports Fashion PLC	16,557	20,191
Kingfisher PLC	11,699	46,721
Land Securities Group PLC, REIT	4,608	40,024
Legal & General Group PLC	38,676	135,325
Lloyds Banking Group PLC	398,125	418,635
London Stock Exchange Group PLC	3,170	463,603
M&G PLC	15,033	53,137
Marks & Spencer Group PLC	13,566	66,026
Melrose Industries PLC	8,571	62,424
Mondi PLC	2,840	46,407
National Grid PLC	32,210	472,800
NatWest Group PLC	53,669	376,915
Next PLC	773	132,024
NMC Health PLC (A)(B)(C)(G)	77,617	0
Pearson PLC	3,971	58,497
Pentair PLC	936	96,090
Phoenix Group Holdings PLC	4,615	41,752
Reckitt Benckiser Group PLC	4,546	309,705
RELX PLC	12,322	667,824
Rentokil Initial PLC	16,605	80,115
Rio Tinto PLC	7,302	425,006
Rolls-Royce Holdings PLC	55,676	737,854
Sage Group PLC	6,508	111,761
Schroders PLC	4,777	23,757
Segro PLC, REIT	8,457	79,167
Severn Trent PLC	1,763	66,240
Shell PLC	39,305	1,371,332
Smith & Nephew PLC	5,499	84,213
Smiths Group PLC	2,207	68,073
Spirax Group PLC	476	38,924
SSE PLC	7,353	185,149
Standard Chartered PLC	13,359	221,072
Tesco PLC	44,396	244,778
Unilever PLC	16,836	1,027,437
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	4,450	$ 69,877
Vodafone Group PLC	130,137	139,305
Whitbread PLC	1,164	45,170
Willis Towers Watson PLC	567	173,785
Wise PLC, Class A (A)	4,400	62,856
WPP PLC	7,116	50,104
		18,153,343
United States - 32.7%
3M Co.	3,058	465,550
Abbott Laboratories	9,883	1,344,187
AbbVie, Inc.	10,184	1,890,354
ABIOMED, Inc. (A)(B)(C)	56	57
Adobe, Inc. (A)	2,417	935,089
Advanced Micro Devices, Inc. (A)	9,359	1,328,042
AECOM	762	85,999
Aflac, Inc.	2,943	310,369
Agilent Technologies, Inc.	1,633	192,710
Air Products & Chemicals, Inc.	1,272	358,780
Airbnb, Inc., Class A (A)	2,497	330,453
Akamai Technologies, Inc. (A)	838	66,839
Albertsons Cos., Inc., Class A	2,149	46,225
Alexandria Real Estate Equities, Inc., REIT	893	64,859
Align Technology, Inc. (A)	398	75,353
Alliant Energy Corp.	1,467	88,709
Allstate Corp.	1,510	303,978
Alnylam Pharmaceuticals, Inc. (A)	740	241,307
Alphabet, Inc., Class A	33,579	5,917,627
Alphabet, Inc., Class C	28,469	5,050,116
Altria Group, Inc.	9,716	569,649
Amazon.com, Inc. (A)	54,263	11,904,760
Ameren Corp.	1,543	148,190
American Electric Power Co., Inc.	3,040	315,430
American Express Co.	3,139	1,001,278
American Financial Group, Inc.	381	48,086
American Homes 4 Rent, Class A, REIT	1,905	68,713
American International Group, Inc.	3,342	286,042
American Tower Corp., REIT	2,668	589,681
American Water Works Co., Inc.	1,117	155,386
Ameriprise Financial, Inc.	543	289,815
AMETEK, Inc.	1,315	237,962
Amgen, Inc.	3,077	859,129
Amphenol Corp., Class A	6,891	680,486
Amrize Ltd. (A)	3,952	197,139
Analog Devices, Inc.	2,858	680,261
Annaly Capital Management, Inc., REIT	3,427	64,496
ANSYS, Inc. (A)	495	173,854
Apollo Global Management, Inc.	2,224	315,519
Apple, Inc.	85,883	17,620,615
Applied Materials, Inc.	4,685	857,683
AppLovin Corp., Class A (A)	1,350	472,608
Archer-Daniels-Midland Co.	2,837	149,737
Ares Management Corp., Class A	1,148	198,834
Arista Networks, Inc. (A)	6,235	637,903
Arthur J Gallagher & Co.	1,462	468,015
AT&T, Inc.	41,159	1,191,141
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Atmos Energy Corp.	907	$ 139,778
Autodesk, Inc. (A)	1,206	373,341
Automatic Data Processing, Inc.	2,324	716,722
AutoZone, Inc. (A)	95	352,662
AvalonBay Communities, Inc., REIT	809	164,632
Avantor, Inc. (A)	3,920	52,763
Avery Dennison Corp.	451	79,137
Axon Enterprise, Inc. (A)	412	341,111
Baker Hughes Co.	5,692	218,231
Ball Corp.	1,543	86,547
Bank of America Corp.	41,595	1,968,275
Bank of New York Mellon Corp.	4,055	369,451
Baxter International, Inc.	2,947	89,235
Becton Dickinson & Co.	1,630	280,768
Bentley Systems, Inc., Class B	916	49,437
Berkshire Hathaway, Inc., Class B (A)	7,634	3,708,368
Best Buy Co., Inc.	1,161	77,938
Biogen, Inc. (A)	838	105,244
BioMarin Pharmaceutical, Inc. (A)	1,088	59,807
Blackrock, Inc.	832	872,976
Blackstone, Inc.	4,085	611,034
Block, Inc. (A)	3,137	213,096
Boeing Co. (A)	4,135	866,407
Booking Holdings, Inc.	186	1,076,799
Booz Allen Hamilton Holding Corp.	730	76,015
Boston Scientific Corp. (A)	8,323	893,973
Bristol-Myers Squibb Co.	11,652	539,371
Broadcom, Inc.	25,728	7,091,923
Broadridge Financial Solutions, Inc., ADR	670	162,830
Brookfield Asset Management Ltd., Class A	2,650	146,672
Brookfield Renewable Corp.	903	29,595
Brown & Brown, Inc.	1,668	184,931
Brown-Forman Corp., Class B	1,037	27,906
Builders FirstSource, Inc. (A)	639	74,565
Bunge Global SA	790	63,421
Burlington Stores, Inc. (A)	353	82,122
BXP, Inc., REIT	848	57,215
Cadence Design Systems, Inc. (A)	1,546	476,400
Camden Property Trust, REIT	610	68,741
Campbell's Co.	1,114	34,144
Capital One Financial Corp.	3,640	774,446
Cardinal Health, Inc.	1,369	229,992
Carlisle Cos., Inc.	253	94,470
Carlyle Group, Inc.	1,315	67,591
Carnival Corp. (A)	5,805	163,237
Carrier Global Corp.	4,370	319,840
Carvana Co. (A)	672	226,437
Caterpillar, Inc.	2,711	1,052,437
Cboe Global Markets, Inc.	596	138,993
CBRE Group, Inc., Class A (A)	1,697	237,784
CDW Corp.	753	134,478
Cencora, Inc.	1,048	314,243
Centene Corp. (A)	2,819	153,015
CenterPoint Energy, Inc.	3,729	137,003
CF Industries Holdings, Inc.	953	87,676
CH Robinson Worldwide, Inc.	656	62,943
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Charles Schwab Corp.	9,770	$ 891,415
Charter Communications, Inc., Class A (A)	523	213,808
Cheniere Energy, Inc.	1,295	315,358
Chevron Corp.	9,617	1,377,058
Chipotle Mexican Grill, Inc. (A)	7,662	430,221
Church & Dwight Co., Inc.	1,412	135,707
Cigna Group	1,550	512,399
Cincinnati Financial Corp.	896	133,432
Cintas Corp.	2,071	461,564
Cisco Systems, Inc.	22,817	1,583,043
Citigroup, Inc.	10,795	918,870
Citizens Financial Group, Inc.	2,489	111,383
Clorox Co.	701	84,169
Cloudflare, Inc., Class A (A)	1,749	342,507
CME Group, Inc.	2,066	569,431
CMS Energy Corp.	1,708	118,330
Coca-Cola Co.	23,181	1,640,056
Cognizant Technology Solutions Corp., Class A	2,833	221,059
Coinbase Global, Inc., Class A (A)	1,205	422,340
Colgate-Palmolive Co.	4,386	398,687
Comcast Corp., Class A	21,548	769,048
Conagra Brands, Inc.	2,747	56,231
ConocoPhillips	7,313	656,269
Consolidated Edison, Inc.	2,071	207,825
Constellation Brands, Inc., Class A	935	152,106
Constellation Energy Corp.	1,784	575,804
Cooper Cos., Inc. (A)	1,121	79,770
Copart, Inc. (A)	5,214	255,851
Corebridge Financial, Inc.	1,412	50,126
Corning, Inc.	4,640	244,018
Corpay, Inc. (A)	378	125,428
Corteva, Inc.	3,911	291,487
CoStar Group, Inc. (A)	2,425	194,970
Costco Wholesale Corp.	2,527	2,501,578
Coterra Energy, Inc.	4,434	112,535
CRH PLC	3,785	347,463
Crowdstrike Holdings, Inc., Class A (A)	1,431	728,823
Crown Castle, Inc., REIT	2,482	254,976
Crown Holdings, Inc.	673	69,306
CSX Corp.	10,805	352,567
Cummins, Inc.	781	255,778
CVS Health Corp.	7,190	495,966
D.R. Horton, Inc.	1,602	206,530
Danaher Corp.	3,716	734,059
Darden Restaurants, Inc.	675	147,130
Datadog, Inc., Class A (A)	1,627	218,555
DaVita, Inc. (A)	249	35,470
Deckers Outdoor Corp. (A)	847	87,300
Deere & Co.	1,472	748,497
Dell Technologies, Inc., Class C	1,886	231,224
Delta Air Lines, Inc.	928	45,639
Devon Energy Corp.	3,580	113,880
Dexcom, Inc. (A)	2,207	192,649
Diamondback Energy, Inc.	1,105	151,827
Dick's Sporting Goods, Inc.	307	60,728
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Digital Realty Trust, Inc., REIT	1,910	$ 332,970
Docusign, Inc. (A)	1,147	89,340
Dollar General Corp.	1,242	142,060
Dollar Tree, Inc. (A)	1,161	114,985
Dominion Energy, Inc.	4,807	271,692
Domino's Pizza, Inc.	191	86,065
DoorDash, Inc., Class A (A)	2,046	504,359
Dover Corp.	782	143,286
Dow, Inc.	4,025	106,582
DraftKings, Inc., Class A (A)	2,537	108,812
DTE Energy Co.	1,182	156,568
Duke Energy Corp.	4,409	520,262
DuPont de Nemours, Inc.	2,407	165,096
Dynatrace, Inc. (A)	1,697	93,691
eBay, Inc.	2,680	199,553
Ecolab, Inc.	1,452	391,227
Edison International	2,206	113,830
Edwards Lifesciences Corp. (A)	3,337	260,987
Electronic Arts, Inc.	1,423	227,253
Elevance Health, Inc.	1,279	497,480
Eli Lilly & Co.	4,679	3,647,421
EMCOR Group, Inc.	251	134,257
Emerson Electric Co.	3,213	428,389
Entegris, Inc.	872	70,327
Entergy Corp.	2,457	204,226
EOG Resources, Inc.	3,185	380,958
EQT Corp.	3,252	189,657
Equifax, Inc.	705	182,856
Equinix, Inc., REIT	535	425,576
Equitable Holdings, Inc.	1,764	98,960
Equity LifeStyle Properties, Inc., REIT	1,048	64,630
Equity Residential, REIT	1,948	131,471
Erie Indemnity Co., Class A	146	50,631
Essential Utilities, Inc.	1,495	55,524
Essex Property Trust, Inc., REIT	368	104,291
Estee Lauder Cos., Inc., Class A	1,317	106,414
Evergy, Inc.	1,309	90,229
Eversource Energy	2,085	132,648
Exelon Corp.	5,724	248,536
Expand Energy Corp.	1,203	140,679
Expedia Group, Inc.	696	117,401
Expeditors International of Washington, Inc.	778	88,887
Extra Space Storage, Inc., REIT	1,201	177,075
Exxon Mobil Corp.	25,101	2,705,888
F5, Inc. (A)	323	95,065
FactSet Research Systems, Inc.	213	95,271
Fair Isaac Corp. (A)	136	248,603
Fastenal Co.	6,503	273,126
FedEx Corp.	1,265	287,547
Ferguson Enterprises, Inc.	1,142	248,671
Fidelity National Financial, Inc.	1,487	83,361
Fidelity National Information Services, Inc.	3,021	245,940
Fifth Third Bancorp	3,834	157,692
First Citizens BancShares, Inc., Class A	54	105,649
First Solar, Inc. (A)	594	98,331
FirstEnergy Corp.	3,126	125,853
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fiserv, Inc. (A)	3,177	$ 547,747
Flutter Entertainment PLC (A)	990	282,902
Ford Motor Co.	21,940	238,049
Fortinet, Inc. (A)	3,749	396,344
Fortive Corp.	1,944	101,341
Fox Corp., Class A	1,248	69,938
Fox Corp., Class B	809	41,769
Freeport-McMoRan, Inc.	8,341	361,582
Gaming & Leisure Properties, Inc., REIT	1,569	73,241
Gartner, Inc. (A)	439	177,453
GE HealthCare Technologies, Inc.	2,625	194,434
GE Vernova, Inc.	1,498	792,667
Gen Digital, Inc.	3,003	88,288
General Dynamics Corp.	1,311	382,366
General Electric Co.	5,928	1,525,808
General Mills, Inc.	3,119	161,595
General Motors Co.	5,460	268,687
Genuine Parts Co.	788	95,592
Gilead Sciences, Inc.	6,958	771,433
Global Payments, Inc.	1,399	111,976
GoDaddy, Inc., Class A (A)	799	143,868
Goldman Sachs Group, Inc.	1,770	1,252,718
Graco, Inc.	958	82,359
Halliburton Co.	4,969	101,268
Hartford Insurance Group, Inc.	1,630	206,798
HCA Healthcare, Inc.	1,047	401,106
Healthpeak Properties, Inc., REIT	3,992	69,900
HEICO Corp.	250	82,000
HEICO Corp., Class A	429	111,004
Hershey Co.	845	140,228
Hess Corp.	1,705	236,211
Hewlett Packard Enterprise Co.	7,482	153,007
Hilton Worldwide Holdings, Inc.	1,345	358,227
Hologic, Inc. (A)	1,280	83,405
Home Depot, Inc.	5,623	2,061,617
Honeywell International, Inc.	3,691	859,560
Hormel Foods Corp.	1,727	52,242
Howmet Aerospace, Inc.	2,128	396,085
HP, Inc.	5,391	131,864
Hubbell, Inc.	303	123,748
HubSpot, Inc. (A)	282	156,970
Humana, Inc.	683	166,980
Huntington Bancshares, Inc.	8,356	140,047
Hyatt Hotels Corp., Class A (E)	239	33,376
IDEX Corp.	431	75,671
IDEXX Laboratories, Inc. (A)	460	246,716
Illinois Tool Works, Inc.	1,585	391,891
Illumina, Inc. (A)	903	86,155
Incyte Corp. (A)	964	65,648
Ingersoll Rand, Inc.	2,312	192,312
Insulet Corp. (A)	400	125,672
Intel Corp.	24,851	556,662
Interactive Brokers Group, Inc., Class A	2,462	136,419
Intercontinental Exchange, Inc.	3,269	599,763
International Business Machines Corp.	5,317	1,567,345
International Flavors & Fragrances, Inc.	1,458	107,236
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
International Paper Co.	2,803	$ 131,265
Intuit, Inc.	1,580	1,244,455
Intuitive Surgical, Inc. (A)	2,024	1,099,862
Invitation Homes, Inc., REIT	3,342	109,618
IQVIA Holdings, Inc. (A)	1,011	159,324
Iron Mountain, Inc., REIT	1,658	170,061
J.M. Smucker Co.	612	60,098
Jabil, Inc.	610	133,041
Jack Henry & Associates, Inc.	417	75,131
Jacobs Solutions, Inc.	700	92,015
JB Hunt Transport Services, Inc.	452	64,907
Johnson & Johnson	13,731	2,097,410
Johnson Controls International PLC	3,747	395,758
JPMorgan Chase & Co.	16,123	4,674,219
Juniper Networks, Inc.	1,913	76,386
Kellanova	1,580	125,657
Kenvue, Inc.	11,013	230,502
Keurig Dr. Pepper, Inc.	7,467	246,859
KeyCorp	5,313	92,552
Keysight Technologies, Inc. (A)	995	163,041
Kimberly-Clark Corp.	1,883	242,756
Kimco Realty Corp., REIT	3,886	81,684
Kinder Morgan, Inc.	11,462	336,983
KKR & Co., Inc.	3,490	464,275
KLA Corp.	769	688,824
Kraft Heinz Co.	5,165	133,360
Kroger Co.	3,598	258,085
L3 Harris Technologies, Inc.	1,074	269,402
Labcorp Holdings, Inc.	471	123,642
Lam Research Corp.	7,344	714,865
Las Vegas Sands Corp.	2,004	87,194
Leidos Holdings, Inc.	699	110,274
Lennar Corp., Class A	1,316	145,563
Lennox International, Inc.	181	103,756
Liberty Media Corp. - Liberty Formula One, Class C (A)	1,211	126,550
Linde PLC	2,720	1,276,170
Live Nation Entertainment, Inc. (A)	914	138,270
LKQ Corp.	1,471	54,442
Lockheed Martin Corp.	1,211	560,863
Loews Corp.	1,022	93,677
Lowe's Cos., Inc.	3,164	701,997
LPL Financial Holdings, Inc.	452	169,486
LyondellBasell Industries NV, Class A	1,470	85,054
M&T Bank Corp.	928	180,023
Marathon Petroleum Corp.	1,811	300,825
Markel Group, Inc. (A)	73	145,807
Marriott International, Inc., Class A	1,322	361,184
Marsh & McLennan Cos., Inc.	2,805	613,285
Martin Marietta Materials, Inc.	344	188,842
Marvell Technology, Inc.	5,138	397,681
Masco Corp.	1,202	77,361
Mastercard, Inc., Class A	4,595	2,582,114
McCormick & Co., Inc.	1,464	111,000
McDonald's Corp.	4,034	1,178,614
McKesson Corp.	709	519,541
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Merck & Co., Inc.	14,409	$ 1,140,616
Meta Platforms, Inc., Class A	12,508	9,232,030
MetLife, Inc.	3,294	264,903
Mettler-Toledo International, Inc. (A)	119	139,792
Microchip Technology, Inc.	3,082	216,880
Micron Technology, Inc.	6,505	801,741
Microsoft Corp.	40,524	20,157,043
MicroStrategy, Inc., Class A (A)(E)	1,390	561,880
Mid-America Apartment Communities, Inc., REIT	666	98,575
Molina Healthcare, Inc. (A)	309	92,051
Molson Coors Beverage Co., Class B	1,015	48,811
Mondelez International, Inc., Class A	7,444	502,023
MongoDB, Inc. (A)	466	97,855
Monolithic Power Systems, Inc.	274	200,398
Monster Beverage Corp. (A)	4,221	264,403
Moody's Corp.	910	456,447
Motorola Solutions, Inc.	951	399,857
MSCI, Inc.	439	253,189
Nasdaq, Inc.	2,448	218,900
Natera, Inc. (A)	734	124,002
NetApp, Inc.	1,170	124,664
Netflix, Inc. (A)	2,428	3,251,408
Neurocrine Biosciences, Inc. (A)	569	71,518
Newmont Corp.	6,749	393,197
News Corp., Class A	2,171	64,522
NextEra Energy, Inc.	11,795	818,809
NIKE, Inc., Class B	5,829	414,092
NiSource, Inc.	2,664	107,466
Nordson Corp.	309	66,240
Norfolk Southern Corp.	1,291	330,457
Northern Trust Corp.	1,115	141,371
Northrop Grumman Corp.	786	392,984
NRG Energy, Inc.	1,130	181,455
Nucor Corp.	1,321	171,122
Nutanix, Inc., Class A (A)	1,453	111,067
NVIDIA Corp.	138,381	21,862,814
NVR, Inc. (A)	17	125,556
Occidental Petroleum Corp.	4,094	171,989
Okta, Inc. (A)	948	94,772
Old Dominion Freight Line, Inc.	1,081	175,446
Omnicom Group, Inc.	1,114	80,141
ON Semiconductor Corp. (A)	2,451	128,457
ONEOK, Inc.	3,579	292,154
Oracle Corp.	9,611	2,101,253
O'Reilly Automotive, Inc. (A)	4,855	437,581
Otis Worldwide Corp.	2,264	224,181
Owens Corning	484	66,560
PACCAR, Inc.	2,989	284,134
Packaging Corp. of America	509	95,921
Palantir Technologies, Inc., Class A (A)	12,830	1,748,986
Palo Alto Networks, Inc. (A)	3,815	780,702
Parker-Hannifin Corp.	727	507,788
Paychex, Inc.	1,826	265,610
Paycom Software, Inc.	297	68,726
PayPal Holdings, Inc. (A)	5,379	399,767
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PepsiCo, Inc.	7,735	$ 1,021,329
Pfizer, Inc.	32,424	785,958
PG&E Corp.	12,566	175,170
Philip Morris International, Inc.	8,920	1,624,600
Phillips 66	2,364	282,025
Pinterest, Inc., Class A (A)	3,353	120,239
PNC Financial Services Group, Inc.	2,252	419,818
Pool Corp.	216	62,960
PPG Industries, Inc.	1,292	146,965
PPL Corp.	4,216	142,880
Principal Financial Group, Inc.	1,276	101,353
Procter & Gamble Co.	13,371	2,130,268
Progressive Corp.	3,336	890,245
Prologis, Inc., REIT	5,203	546,939
Prudential Financial, Inc.	2,016	216,599
PTC, Inc. (A)	687	118,398
Public Service Enterprise Group, Inc.	2,826	237,893
Public Storage, REIT	890	261,144
PulteGroup, Inc.	1,140	120,224
Pure Storage, Inc., Class A (A)	1,766	101,686
QUALCOMM, Inc.	6,316	1,005,886
Quanta Services, Inc.	845	319,478
Quest Diagnostics, Inc.	637	114,424
Ralliant Corp. (A)	688	33,377
Raymond James Financial, Inc.	1,105	169,474
RB Global, Inc.	1,201	127,592
Realty Income Corp., REIT	5,094	293,465
Reddit, Inc., Class A (A)	398	59,927
Regency Centers Corp., REIT	983	70,019
Regeneron Pharmaceuticals, Inc.	611	320,775
Regions Financial Corp.	5,161	121,387
Reliance, Inc.	301	94,484
Republic Services, Inc.	1,254	309,249
ResMed, Inc.	845	218,010
Revvity, Inc.	693	67,027
Rivian Automotive, Inc., Class A (A)(E)	4,623	63,520
Robinhood Markets, Inc., Class A (A)	4,249	397,834
ROBLOX Corp., Class A (A)	3,084	324,437
Rockwell Automation, Inc.	640	212,589
Rollins, Inc.	1,652	93,206
Roper Technologies, Inc.	614	348,040
Ross Stores, Inc.	1,853	236,406
Royal Caribbean Cruises Ltd.	1,419	444,346
Royalty Pharma PLC, Class A	2,091	75,339
RPM International, Inc.	726	79,744
RTX Corp.	7,576	1,106,248
S&P Global, Inc.	1,786	941,740
Salesforce, Inc.	5,475	1,492,978
Samsara, Inc., Class A (A)	1,610	64,046
SBA Communications Corp., REIT	616	144,661
Schlumberger NV	7,779	262,930
Seagate Technology Holdings PLC	1,210	174,639
Sempra	3,701	280,425
ServiceNow, Inc. (A)	1,171	1,203,882
Sherwin-Williams Co.	1,348	462,849
Simon Property Group, Inc., REIT	1,863	299,496
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Smithfield Foods, Inc.	6	$ 141
Snap, Inc., Class A (A)	5,850	50,837
Snap-on, Inc.	300	93,354
Snowflake, Inc., Class A (A)	1,812	405,471
Solventum Corp. (A)	837	63,478
Southern Co.	6,239	572,927
SS&C Technologies Holdings, Inc.	1,260	104,328
Starbucks Corp.	6,495	595,137
State Street Corp.	1,649	175,355
Steel Dynamics, Inc.	818	104,712
STERIS PLC	560	134,523
Stryker Corp.	1,947	770,292
Sun Communities, Inc., REIT	731	92,464
Super Micro Computer, Inc. (A)(E)	2,948	144,481
Synchrony Financial	2,209	147,429
Synopsys, Inc. (A)	861	441,417
Sysco Corp.	2,797	211,845
T. Rowe Price Group, Inc.	1,274	122,941
Take-Two Interactive Software, Inc. (A)	1,009	245,036
Targa Resources Corp.	1,264	220,037
Target Corp.	2,558	252,347
Teledyne Technologies, Inc. (A)	268	137,299
Teradyne, Inc.	929	83,536
Tesla, Inc. (A)	16,680	5,298,569
Texas Instruments, Inc.	5,202	1,080,039
Texas Pacific Land Corp.	113	119,372
Textron, Inc.	1,038	83,341
Thermo Fisher Scientific, Inc.	2,161	876,199
TJX Cos., Inc.	6,342	783,174
T-Mobile U.S., Inc.	2,579	614,473
Toast, Inc., Class A (A)	2,466	109,219
Tractor Supply Co.	3,016	159,154
Trade Desk, Inc., Class A (A)	2,519	181,343
Tradeweb Markets, Inc., Class A	658	96,331
TransDigm Group, Inc.	317	482,043
TransUnion	1,117	98,296
Travelers Cos., Inc.	1,291	345,394
Trimble, Inc. (A)	1,401	106,448
Truist Financial Corp.	7,466	320,963
Twilio, Inc., Class A (A)	821	102,100
Tyler Technologies, Inc. (A)	243	144,060
Tyson Foods, Inc., Class A	1,633	91,350
U.S. Bancorp	8,891	402,318
Uber Technologies, Inc. (A)	11,090	1,034,697
UDR, Inc., REIT	1,795	73,290
U-Haul Holding Co.	554	30,121
Ulta Beauty, Inc. (A)	259	121,165
Union Pacific Corp.	3,414	785,493
United Airlines Holdings, Inc. (A)	462	36,789
United Parcel Service, Inc., Class B	4,174	421,324
United Rentals, Inc.	368	277,251
United Therapeutics Corp. (A)	244	70,113
UnitedHealth Group, Inc.	5,134	1,601,654
Universal Health Services, Inc., Class B	326	59,055
Valero Energy Corp.	1,845	248,005
Veeva Systems, Inc., Class A (A)	877	252,558
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ventas, Inc., REIT	2,505	$ 158,191
Veralto Corp.	1,419	143,248
VeriSign, Inc.	478	138,046
Verisk Analytics, Inc.	796	247,954
Verizon Communications, Inc.	24,154	1,045,144
Vertex Pharmaceuticals, Inc. (A)	1,469	653,999
Vertiv Holdings Co., Class A	2,008	257,847
VICI Properties, Inc., REIT	6,018	196,187
Visa, Inc., Class A	9,736	3,456,767
Vistra Corp.	1,887	365,719
Vulcan Materials Co.	742	193,528
W.R. Berkley Corp.	1,738	127,691
Walmart, Inc.	24,952	2,439,807
Walt Disney Co.	10,288	1,275,815
Warner Bros Discovery, Inc. (A)	13,175	150,986
Waste Management, Inc.	2,291	524,227
Waters Corp. (A)	339	118,325
Watsco, Inc.	198	87,441
WEC Energy Group, Inc.	1,826	190,269
Wells Fargo & Co.	18,750	1,502,250
Welltower, Inc., REIT	3,736	574,335
West Pharmaceutical Services, Inc.	414	90,583
Western Digital Corp.	1,994	127,596
Westinghouse Air Brake Technologies Corp.	972	203,488
Weyerhaeuser Co., REIT	4,200	107,898
Williams Cos., Inc.	7,024	441,177
Williams-Sonoma, Inc.	697	113,869
Workday, Inc., Class A (A)	1,230	295,200
WP Carey, Inc., REIT	1,253	78,162
WW Grainger, Inc.	259	269,422
Xcel Energy, Inc.	3,282	223,504
Xylem, Inc.	1,407	182,010
Yum! Brands, Inc.	1,583	234,569
Zebra Technologies Corp., Class A (A)	290	89,424
Zillow Group, Inc., Class C (A)	927	64,936
Zimmer Biomet Holdings, Inc.	1,129	102,976
Zoetis, Inc.	2,547	397,205
Zoom Communications, Inc., Class A (A)	1,425	111,122
Zscaler, Inc. (A)	573	179,888
		301,203,292
Uruguay - 0.1%
MercadoLibre, Inc. (A)	263	687,385
Total Common Stocks (Cost $343,728,517)		422,272,437

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 19.0%
Australia - 0.7%
Australia Government Bonds
1.25%, 05/21/2032	AUD 2,770,000	1,542,395
Queensland Treasury Corp.
3.25%, 05/21/2035 (F)	EUR 210,000	247,354
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD 4,240,000	$ 2,126,488
2.25%, 09/15/2033 (H)	4,246,000	2,340,091
		6,256,328
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (H)	EUR 1,240,000	1,062,653
Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (H)	820,000	631,816
3.45%, 06/22/2043 (H)	1,500,000	1,714,112
		2,345,928
Canada - 1.8%
British Columbia Investment Management Corp.
4.00%, 06/02/2035	CAD 720,000	530,587
Canada Government Bonds
3.25%, 12/01/2033	5,920,000	4,369,953
OMERS Finance Trust
4.75%, 03/26/2031 (F)	$ 850,000	872,928
Province of Alberta
3.38%, 04/02/2035 (H)	EUR 610,000	726,218
Province of British Columbia
2.20%, 06/18/2030	CAD 1,960,000	1,382,860
4.75%, 06/12/2034	$ 1,590,000	1,613,007
Province of Ontario
2.05%, 06/02/2030	CAD 1,790,000	1,253,966
3.25%, 07/03/2035 (H)	EUR 360,000	423,422
4.10%, 03/04/2033	CAD 1,690,000	1,288,793
Province of Quebec
Zero Coupon, 10/29/2030 (H)	EUR 1,700,000	1,739,808
1.90%, 09/01/2030	CAD 3,090,000	2,139,231
3.25%, 05/22/2035 (H)	EUR 580,000	681,656
		17,022,429
Chile - 0.3%
Chile Government International Bonds
3.75%, 01/14/2032	1,030,000	1,234,106
3.80%, 07/01/2035	360,000	422,464
3.88%, 07/09/2031	670,000	810,546
		2,467,116
China - 3.4%
China Development Bank
3.34%, 07/14/2025	CNY 7,810,000	1,090,926
China Government Bonds
1.43%, 01/25/2030	26,140,000	3,638,203
2.04%, 11/25/2034	8,130,000	1,166,979
2.40%, 07/15/2028	12,960,000	1,860,181
2.69%, 08/15/2032	22,130,000	3,307,759
2.80%, 11/15/2032	20,420,000	3,081,508
3.12%, 10/25/2052	2,780,000	483,003
3.13%, 11/21/2029	11,340,000	1,696,696
3.27%, 11/19/2030	70,300,000	10,743,498
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
China (continued)
China Government Bonds (continued)
3.53%, 10/18/2051	CNY 3,700,000	$ 682,549
3.81%, 09/14/2050	19,820,000	3,818,228
		31,569,530
Colombia - 0.1%
Colombia TES
7.00%, 03/26/2031	COP 2,182,500,000	431,283
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 15,920,000	657,101
Denmark - 0.1%
Denmark Government Bonds
2.25%, 11/15/2033	DKK 3,590,000	562,178
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (H)	EUR 710,000	839,304
Finland - 0.2%
Finland Government Bonds
0.13%, 04/15/2036 (H)	2,450,000	2,102,075
France - 1.1%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (H)	900,000	907,581
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (H)	7,840,000	8,301,432
SNCF Reseau
1.88%, 03/30/2034 (H)	800,000	836,305
		10,045,318
Germany - 1.6%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 (H)	5,880,000	6,043,102
0.25%, 02/15/2029 (H)	2,250,000	2,491,355
2.20%, 02/15/2034 (H)	1,210,000	1,390,608
2.50%, 08/15/2054 (H)	910,000	952,494
4.25%, 07/04/2039 (H)	2,940,000	4,013,641
		14,891,200
Greece - 0.0% *
Hellenic Republic Government Bonds
4.38%, 07/18/2038 (H)	110,000	139,572
Hungary - 0.1%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 82,630,000	208,069
Hungary Government International Bonds
5.38%, 09/12/2033 (H)	EUR 189,000	239,772
6.25%, 09/22/2032 (H)	$ 638,000	665,427
		1,113,268
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 17,305,000,000	$ 1,182,656
Ireland - 0.1%
Ireland Government Bonds
0.40%, 05/15/2035 (H)	EUR 720,000	661,749
Italy - 1.0%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (H)	930,000	1,056,385
3.85%, 07/01/2034 (H)	1,310,000	1,609,979
4.00%, 11/15/2030 (H)	2,830,000	3,543,137
4.30%, 10/01/2054 (H)	190,000	224,491
4.45%, 09/01/2043 (H)	710,000	885,370
4.50%, 10/01/2053 (H)	1,360,000	1,665,874
		8,985,236
Japan - 2.4%
Japan Government Ten Year Bonds
0.80%, 03/20/2034	JPY 350,000,000	2,329,072
0.90%, 09/20/2034	641,550,000	4,272,976
1.10%, 06/20/2034	173,950,000	1,183,278
1.40%, 03/20/2035	642,800,000	4,450,254
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	704,800,000	2,986,437
0.70%, 12/20/2051	378,100,000	1,629,213
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	787,450,000	4,361,337
0.60%, 06/20/2037	203,600,000	1,246,455
		22,459,022
Lithuania - 0.1%
Republic of Lithuania
3.50%, 07/03/2031 (H)	EUR 500,000	607,595
Luxembourg - 0.1%
European Financial Stability Facility
3.00%, 09/04/2034 (H)	1,110,000	1,317,567
Malaysia - 0.2%
Malaysia Government Bonds
3.58%, 07/15/2032	MYR 5,170,000	1,240,604
3.89%, 08/15/2029	3,510,000	852,495
		2,093,099
Mexico - 0.1%
Mexico Bonos
7.75%, 11/23/2034	MXN 6,000,000	291,486
8.50%, 05/31/2029	18,000,000	956,016
		1,247,502
Netherlands - 0.2%
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (H)	EUR 1,500,000	1,574,958
2.75%, 01/15/2047 (H)	560,000	620,157
		2,195,115
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 0.2%
New Zealand Government Bonds
4.50%, 05/15/2035	NZD 120,000	$ 72,831
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 3,150,000	2,105,639
		2,178,470
Norway - 0.0% *
Norway Government Bonds
3.75%, 06/12/2035 (H)	NOK 1,770,000	174,722
Poland - 0.3%
Bank Gospodarstwa Krajowego
3.25%, 03/18/2030 (H)	EUR 590,000	704,026
Republic of Poland Government Bonds
1.75%, 04/25/2032	PLN 2,860,000	639,643
Republic of Poland Government International Bonds
3.13%, 07/07/2032 (H)	EUR 680,000	798,379
3.88%, 07/07/2037 (H)	290,000	340,704
		2,482,752
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (H)	970,000	1,098,644
Republic of Korea - 0.1%
Korea Development Bank
0.80%, 07/19/2026	$ 1,210,000	1,167,478
Romania - 0.1%
Romania Government International Bonds
5.25%, 03/10/2030 (H)	EUR 770,000	926,572
Saudi Arabia - 0.2%
Saudi Government International Bonds
3.38%, 03/05/2032 (F)	1,010,000	1,185,535
5.13%, 01/13/2028 (F)	$ 820,000	832,845
		2,018,380
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,080,000	877,024
Slovakia - 0.2%
Slovakia Government Bonds
3.75%, 02/27/2040 (H)	EUR 1,400,000	1,615,986
Slovenia - 0.1%
Slovenia Government International Bonds
5.00%, 09/19/2033 (F)	$ 1,300,000	1,315,724
Spain - 1.0%
Spain Government Bonds
2.70%, 10/31/2048 (H)	EUR 722,000	701,774
3.45%, 10/31/2034 (H)	3,040,000	3,678,175
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Spain Government Bonds (continued)
3.50%, 05/31/2029	EUR 3,900,000	$ 4,791,481
4.00%, 10/31/2054 (H)	290,000	340,793
		9,512,223
Supranational - 0.8%
Africa Finance Corp.
4.38%, 04/17/2026 (H)	$ 1,040,000	1,033,094
Asian Development Bank
2.13%, 05/19/2031	NZD 810,000	440,413
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (H)	$ 530,000	482,807
Corp. Andina de Fomento
5.00%, 01/24/2029 - 01/22/2030	1,620,000	1,665,575
5.30%, 02/19/2029	AUD 2,650,000	1,782,538
European Investment Bank
Zero Coupon, 01/14/2031 (H)	EUR 1,910,000	1,961,504
		7,365,931
Sweden - 0.1%
Sweden Government Bonds
2.25%, 05/11/2035 (H)	SEK 4,590,000	485,761
Switzerland - 0.2%
Swiss Confederation Government Bonds
0.25%, 06/23/2035 (H)	CHF 1,250,000	1,548,380
Thailand - 0.2%
Thailand Government Bonds
1.59%, 12/17/2035	THB 13,880,000	426,337
2.00%, 12/17/2031	45,430,000	1,441,433
		1,867,770
United Kingdom - 1.0%
U.K. Gilt
0.38%, 10/22/2030 (H)	GBP 2,540,000	2,909,896
0.63%, 10/22/2050 (H)	4,110,000	2,072,965
0.88%, 07/31/2033 (H)	580,000	611,272
4.25%, 07/31/2034 (H)	250,000	338,547
4.50%, 06/07/2028 (H)	750,000	1,049,094
4.75%, 10/22/2043 (H)	1,390,000	1,823,217
		8,804,991
Total Foreign Government Obligations (Cost $178,865,681)		175,695,632
CORPORATE DEBT SECURITIES - 7.9%
Australia - 0.4%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (I), 11/25/2035 (F)	$ 1,750,000	1,535,084
NBN Co. Ltd.
2.63%, 05/05/2031 (F)	1,015,000	914,900
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Quintis Australia Pty. Ltd.
PIK Rate 13.51%, Cash Rate 14.36%, 10/01/2026 (B)(C)(F)(J)	$ 237,012	$ 46,928
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (B)(C)(F)(G)(J)	3,336,317	0
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (I), 11/15/2035	1,250,000	1,102,604
		3,599,516
Canada - 0.2%
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026	550,000	552,928
Rogers Communications, Inc.
3.80%, 03/15/2032	975,000	906,026
		1,458,954
Denmark - 0.1%
Danske Bank AS
Fixed until 03/04/2030, 5.02% (I), 03/04/2031 (F)	800,000	809,066
France - 0.5%
AXA SA
Fixed until 05/28/2029, 3.25% (I), 05/28/2049 (H)	EUR 1,300,000	1,532,607
Banque Federative du Credit Mutuel SA
1.25%, 12/05/2025 (H)	GBP 1,200,000	1,624,630
BPCE SA
Fixed until 06/01/2028, 5.75% (I), 06/01/2033 (H)	EUR 1,100,000	1,390,216
Orange SA
Fixed until 10/01/2026 (K), 5.00% (H)(I)	255,000	308,156
		4,855,609
Germany - 0.4%
Allianz SE
Fixed until 07/08/2030, 2.12% (I), 07/08/2050 (H)	200,000	221,730
Fixed until 01/25/2033, 5.82% (I), 07/25/2053 (H)	900,000	1,192,991
Kreditanstalt fuer Wiederaufbau
0.38%, 04/23/2030 (H)	1,960,000	2,100,900
		3,515,621
Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (H)	$ 850,000	871,818
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (I), 03/28/2035 (F)	1,175,000	1,211,699
Japan - 0.1%
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	1,500,000	1,340,260
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (F)	$ 1,575,000	$ 1,338,106
Luxembourg - 0.3%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (H)	EUR 1,000,000	1,145,899
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	470,815
1.13%, 03/07/2027	840,000	969,418
		2,586,132
Multi-National - 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 01/15/2027	$ 1,000,000	972,718
Netherlands - 0.3%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (H)	EUR 435,000	475,445
Alliander NV
Fixed until 03/27/2032 (K), 4.50% (H)(I)	250,000	301,438
JT International Financial Services BV
3.63%, 04/11/2034 (H)	700,000	814,397
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	76,038
Upjohn Finance BV
1.91%, 06/23/2032 (H)	1,400,000	1,430,153
		3,097,471
Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (F)	$ 1,650,000	1,615,724
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	575,000	533,295
Spain - 0.3%
Banco Santander SA
5.18%, 11/19/2025	1,400,000	1,401,512
CaixaBank SA
Fixed until 09/05/2031, 4.00% (I), 03/05/2037 (H)	EUR 1,000,000	1,176,136
		2,577,648
United Kingdom - 0.5%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (I), 11/13/2026 (H)	GBP 1,214,000	1,651,232
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (H)	950,000	1,343,819
NatWest Group PLC
Fixed until 08/15/2029, 4.96% (I), 08/15/2030	$ 1,825,000	1,845,949
		4,841,000
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 4.1%
Air Lease Corp.
3.13%, 12/01/2030	$ 1,025,000	$ 947,185
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,386,705
AT&T, Inc.
1.80%, 09/05/2026	EUR 220,000	257,526
2.90%, 12/04/2026	GBP 200,000	268,486
3.65%, 06/01/2051	$ 750,000	532,832
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (I), 07/22/2027	1,250,000	1,214,973
Fixed until 09/15/2033, 5.87% (I), 09/15/2034	975,000	1,028,879
Bank of New York Mellon Corp.
Fixed until 03/14/2034, 5.19% (I), 03/14/2035	1,100,000	1,113,832
Boeing Co.
5.81%, 05/01/2050	750,000	719,251
6.26%, 05/01/2027	225,000	231,483
6.30%, 05/01/2029	425,000	449,289
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (I), 05/19/2034	1,045,000	1,110,115
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	425,000	303,046
6.48%, 10/23/2045	1,225,000	1,213,780
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	1,143,796
Citigroup, Inc.
Fixed until 03/17/2032, 3.79% (I), 03/17/2033	$ 1,000,000	934,775
4.45%, 09/29/2027	1,075,000	1,076,032
Comcast Corp.
3.25%, 09/26/2032	EUR 950,000	1,114,024
Enterprise Products Operating LLC
4.95%, 02/15/2035	$ 575,000	572,998
Ford Motor Credit Co. LLC
7.20%, 06/10/2030	1,600,000	1,683,833
Foundry JV Holdco LLC
5.50%, 01/25/2031 (F)	1,400,000	1,435,975
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (H)	EUR 1,260,000	1,268,358
Fixed until 04/25/2034, 5.85% (I), 04/25/2035	$ 750,000	786,517
Hyundai Capital America
5.30%, 06/24/2029 (F)	1,325,000	1,349,188
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	775,000	674,290
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (I), 02/17/2033 (H)	EUR 1,000,000	991,324
Fixed until 10/23/2033, 6.25% (I), 10/23/2034	$ 2,700,000	2,934,469
Kinder Morgan, Inc.
5.15%, 06/01/2030	1,025,000	1,046,545
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Las Vegas Sands Corp.
5.63%, 06/15/2028	$ 450,000	$ 459,016
5.90%, 06/01/2027	550,000	561,916
6.00%, 08/15/2029 - 06/14/2030	529,000	544,482
Nuveen LLC
5.85%, 04/15/2034 (F)	475,000	494,352
ONEOK, Inc.
5.05%, 11/01/2034	1,175,000	1,143,447
Oracle Corp.
5.50%, 08/03/2035	775,000	792,171
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (I), 10/20/2034	1,775,000	1,984,276
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	1,083,716
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	850,000	878,624
1.88%, 10/01/2049	400,000	304,596
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (I), 06/12/2034	$ 1,178,000	1,237,387
Vontier Corp.
2.40%, 04/01/2028	925,000	868,935
		38,142,424
Total Corporate Debt Securities (Cost $76,923,272)		73,367,061
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050 - 01/01/2053	2,933,759	2,447,520
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,759,968	4,788,588
3.00%, 01/01/2053	10,586,395	9,168,624
3.50%, 01/01/2051	3,992,733	3,635,570
6.50%, 10/01/2053	284,204	295,403
Uniform Mortgage-Backed Security, TBA
3.00%, 07/01/2054 (L)	300,000	259,542
4.00%, 07/01/2054 (L)	2,780,000	2,584,641
4.50%, 07/01/2054 (L)	2,390,000	2,285,847
5.00%, 07/01/2054 (L)	4,455,000	4,365,455
5.50%, 07/01/2054 (L)	7,145,000	7,143,366
6.00%, 07/01/2054 (L)	3,190,000	3,241,432
Total U.S. Government Agency Obligations (Cost $41,442,086)		40,215,988
U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury - 4.2%
U.S. Treasury Bonds
1.13%, 05/15/2040	4,590,000	2,853,689
1.75%, 08/15/2041	5,070,000	3,366,005
U.S. Treasury Notes
0.38%, 12/31/2025	6,690,000	6,563,256
0.50%, 04/30/2027	4,950,000	4,667,502
1.13%, 10/31/2026	9,340,000	9,006,897
1.38%, 11/15/2031	2,330,000	1,993,515
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.88%, 02/15/2032	$ 3,140,000	$ 2,758,294
2.38%, 03/31/2029	4,670,000	4,449,634
3.38%, 05/15/2033	3,200,000	3,050,375
Total U.S. Government Obligations (Cost $40,052,324)		38,709,167
MORTGAGE-BACKED SECURITIES - 2.4%
Ireland - 0.0% *
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 3.29% (I), 04/22/2033 (H)	EUR 148,309	174,071
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 6.53% (I), 04/17/2044 (H)	GBP 921,925	1,215,279
United States - 2.3%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (F)	$ 1,000,000	846,707

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 6.66% (I), 08/15/2039 (F)	1,500,000	1,507,484

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (I), 01/25/2052 (F)	1,560,854	1,329,202

BPR Trust
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 7.31% (I), 05/15/2039 (F)	2,000,000	1,998,128

BX Trust
Series 2019-OC11, Class D, 4.08% (I), 12/09/2041 (F)	576,000	538,450
Series 2023-DELC, Class A, 1-Month Term SOFR + 2.69%, 7.00% (I), 05/15/2038 (F)	1,640,000	1,650,228

Citigroup Mortgage Loan Trust
Series 2025-3, Class A1, 6.00% (I), 06/25/2055 (F)	693,634	698,237

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (I), 01/25/2054 (F)	948,324	966,438

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (I), 06/25/2052 (F)	778,356	660,113

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (I), 12/25/2051 (F)	1,161,347	948,497

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A, 1-Month SOFR Average + 1.40%, 5.70% (I), 03/15/2039 (F)	$ 1,300,000	$ 1,300,000

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (I), 04/25/2052 (F)	1,357,476	1,156,279
Series 2022-INV3, Class A3B, 3.00% (I), 09/25/2052 (F)	1,168,388	993,114

JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 5.93% (I), 06/15/2039 (F)	1,000,000	1,000,623

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (F)	377,531	365,395

OBX Trust
Series 2020-EXP1, Class 1A8, 3.50% (I), 02/25/2060 (F)	170,389	152,356

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (F)	1,400,000	1,235,751

Onslow Bay Financial LLC
Series 2023-INV1, Class A1, 3.00% (I), 01/25/2052 (F)	1,071,420	908,656

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (I), 02/25/2058 (F)	1,308,057	1,310,668

PRMI Securitization Trust
Series 2021-1, Class A2, 2.50% (I), 04/25/2051 (F)	1,541,470	1,253,167
		20,819,493
Total Mortgage-Backed Securities (Cost $23,724,780)		22,208,843
ASSET-BACKED SECURITIES - 0.2%
United States - 0.2%
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month Term SOFR + 1.71%, 6.03% (I), 10/15/2031 (F)	6,932	6,934
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (F)	1,500,000	1,487,372
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 9.18% (I), 10/15/2041 (F)	639,798	670,228
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (F)	59,724	58,813
Total Asset-Backed Securities (Cost $2,158,308)		2,223,347
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	$ 650,000	$ 509,787
Total Municipal Government Obligation (Cost $650,000)		509,787

	Shares	Value
PREFERRED STOCKS - 0.0% *
Germany - 0.0% *
Bayerische Motoren Werke AG
6.17% (M)	369	30,644
Dr. Ing. h.c. F. Porsche AG
5.49% (F)(M)	751	37,118
Henkel AG & Co. KGaA
3.06% (M)	1,112	87,385
Porsche Automobil Holding SE
5.68% (M)	1,022	40,572
Sartorius AG
0.34% (M)	171	43,553
Volkswagen AG
7.09% (M)	1,378	145,673
Total Preferred Stocks (Cost $678,810)		384,945

	Principal	Value
CONVERTIBLE BONDS - 0.0%
India - 0.0%
REI Agro Ltd.
5.50%, 11/13/2014 (B)(C)(F)(G)(N)	$ 697,000	0

5.50%, 11/13/2014 (A)(B)(C)(G)(H)(N)	259,000	0
Total Convertible Bonds (Cost $542,530)		0

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(A)(B)(C)(O)	203	0
Total Warrant (Cost $0)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury Bills
4.31% (M), 08/05/2025	$ 16,210,000	16,142,942
4.32% (M), 08/05/2025	5,916,000	5,891,527
4.33% (M), 08/28/2025 (P)	51,490,000	51,131,215
Total Short-Term U.S. Government Obligations (Cost $73,174,771)		73,165,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (M)	2,020,779	$ 2,020,779
Total Other Investment Company (Cost $2,020,779)		2,020,779

	Principal	Value
REPURCHASE AGREEMENT - 6.9%
Fixed Income Clearing Corp., 1.80% (M), dated 06/30/2025, to be repurchased at $63,028,258 on 07/01/2025. Collateralized by U.S. Government Obligations, 4.38% - 4.63% due 06/15/2027 - 05/15/2034, and with a total value of $64,285,932. (P)	$ 63,025,107	63,025,107
Total Repurchase Agreement (Cost $63,025,107)		63,025,107
Total Investments (Cost $846,986,965)		913,798,777
Net Other Assets (Liabilities) - 1.0%		9,150,090
Net Assets - 100.0%		$ 922,948,867
CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Day BRL-CDI	Receive	13.49%	Maturity	01/03/2028	BRL	33,030,000	$27,278	$—	$27,278
1-Day BRL-CDI	Receive	13.56	Maturity	01/03/2028	BRL	71,179,000	86,425	—	86,425
1-Day BRL-CDI	Receive	14.99	Maturity	01/03/2028	BRL	66,759,000	544,071	51,292	492,779
1-Day JPY-TONA	Pay	1.74	Annually	11/12/2054	JPY	113,672,000	71,926	—	71,926
1-Day JPY-TONA	Pay	1.80	Annually	01/31/2055	JPY	37,458,106	21,149	—	21,149
1-Day JPY-TONA	Pay	1.83	Annually	01/30/2055	JPY	18,715,250	9,955	—	9,955
1-Day JPY-TONA	Pay	1.83	Annually	01/30/2055	JPY	18,687,644	9,839	—	9,839
1-Day JPY-TONA	Pay	1.89	Annually	01/08/2055	JPY	62,849,000	26,662	—	26,662
1-Day JPY-TONA	Pay	2.02	Annually	03/12/2055	JPY	50,859,000	11,733	—	11,733
1-Day THB-THOR	Receive	1.75	Quarterly	03/12/2030	THB	925,000,000	628,366	—	628,366
1-Day USD-SOFR	Pay	3.53	Annually	04/04/2030	USD	11,653,000	(30,288)	—	(30,288)
U.S. CPI Urban Consumers NSA	Pay	2.34	Maturity	04/15/2035	USD	8,414,500	93,834	—	93,834
U.S. CPI Urban Consumers NSA	Pay	2.35	Maturity	04/15/2035	USD	8,414,500	80,839	—	80,839
Total							$1,581,789	$51,292	$1,530,497
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (Q)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Day USD-SOFR	UBS	Receive	Quarterly	03/26/2026	USD	1,855,599	232	$28,696	$—	$28,696
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/11/2026	USD	26,998,314	2,976	1,489,974	—	1,489,974
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (Q)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets ex-China Gross Return USD Index	BNP	Pay	Quarterly	05/21/2026	USD	19,004,010	(2,253)	$(1,214,188)	$—	$(1,214,188)
MSCI Emerging Markets ex-China Index	UBS	Receive	Quarterly	03/26/2026	USD	2,999,351	375	46,384	—	46,384
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/08/2026	USD	57,000,088	88,650	1,546,031	—	1,546,031
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/07/2026	USD	44,999,808	1,753	4,728,766	—	4,728,766
Total								$6,625,663	$—	$6,625,663

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	1,208,949,753	0.9%	$340,330	$—	$340,330
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	690,532,305	0.5	193,913	—	193,913
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	429,735,145	0.3	120,811	—	120,811
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	378,464,990	0.3	105,717	—	105,717
Barclays Japanese REITs(a)	BCLY	Receive	11/11/2025	JPY	377,108,172	0.3	105,338	—	105,338
Barclays Long US Defensives(b)	BCLY	Receive	05/20/2026	USD	8,479,573	0.9	(23,414)	—	(23,414)
Barclays Long US Defensives(b)	BCLY	Receive	05/20/2026	USD	8,362,521	0.9	(40,349)	—	(40,349)
Barclays Short US Cyclicals(c)	BCLY	Pay	05/20/2026	USD	8,523,659	0.9	(128,810)	—	(128,810)
Barclays Short US Cyclicals(c)	BCLY	Pay	05/20/2026	USD	8,360,639	0.9	(13,956)	—	(13,956)
BNP Paribas EMU Anti-Value 5	BNP	Pay	09/18/2025	EUR	6,834,425	0.9	(73,643)	—	(73,643)
BNP Paribas EMU Anti- Value+Quality	BNP	Pay	09/18/2025	EUR	6,018,893	0.8	(96,377)	—	(96,377)
BNP Paribas EMU Value 5	BNP	Receive	09/18/2025	EUR	6,819,801	0.9	16,525	—	16,525
BNP Paribas EMU Value+Quality	BNP	Receive	09/18/2025	EUR	6,024,314	0.8	(5,174)	—	(5,174)
BNP Paribas Long EM Value+Quality(d)	BNP	Receive	05/21/2026	USD	13,904,762	1.5	1,152,514	—	1,152,514
BNP Paribas Long EMU Domestics(e)	BNP	Receive	12/15/2025	EUR	5,763,187	0.7	(68,993)	—	(68,993)
BNP Paribas Long EMU Domestics(e)	BNP	Receive	12/15/2025	EUR	5,492,466	0.7	(65,752)	—	(65,752)
BNP Paribas Long EMU Domestics(e)	BNP	Receive	12/15/2025	EUR	5,138,690	0.7	(61,517)	—	(61,517)
BNP Paribas Long Japan Domestics	BNP	Receive	04/16/2026	JPY	804,195,418	0.6	460,510	—	460,510
BNP Paribas US Domestics(f)	BNP	Pay	12/12/2025	USD	6,406,991	0.7	(70,754)	—	(70,754)
BNP Paribas US Domestics(f)	BNP	Pay	12/12/2025	USD	6,268,784	0.7	(69,228)	—	(69,228)
BNP Paribas US Domestics(f)	BNP	Pay	12/12/2025	USD	2,885,027	0.3	(30,498)	—	(30,498)
BNP Paribas US Domestics(f)	BNP	Pay	12/12/2025	USD	2,295,144	0.2	(24,262)	—	(24,262)
BNP Paribas US Domestics(f)	BNP	Pay	12/12/2025	USD	258,413	-	(2,854)	—	(2,854)
JPMorgan Long EM Value+Quality+Korea(g)	JPM	Receive	05/26/2026	USD	18,538,511	2.0	1,308,363	—	1,308,363
JPMorgan Long Japan 80% Value(h)	JPM	Receive	06/18/2026	USD	17,673,754	1.9	391,782	—	391,782
JPMorgan Long US Value	JPM	Receive	06/18/2026	USD	5,647,910	0.6	104,973	—	104,973
JPMorgan Short EM Anti- Value+Quality+Korea(i)	JPM	Pay	05/26/2026	USD	18,524,530	2.0	(1,501,386)	—	(1,501,386)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
JPMorgan Short Japan Anti- Value(j)	JPM	Pay	06/18/2026	USD	17,700,990	1.9%	$(566,858)	$—	$(566,858)
JPMorgan Short US Anti-Value	JPM	Pay	06/18/2026	USD	5,650,810	0.6	(113,061)	—	(113,061)
Total							$1,343,890	$—	$1,343,890

Value
OTC Swap Agreements, at value (Assets)	$ 12,140,627
OTC Swap Agreements, at value (Liabilities)	$ (4,171,074)

(a)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Diversified REITs
Activia Properties, Inc.	1,068	$131,043,600	3.04%
Daiwa House Investment Corp., REIT	1,037	252,509,500	5.86
Fukuoka Corp., REIT	398	68,615,200	1.59
Hankyu Hanshin, Inc., REIT	312	48,765,600	1.13
Heiwa Real Estate, Inc.	535	72,385,500	1.68
Japan Metropolitan Fund Invest	3,236	330,072,000	7.66
Japan Prime Realty Investment Corp.	1,804	167,050,400	3.88
KDX Realty Investment Corp.	1,817	283,633,700	6.59
Mirai Corp.	865	38,233,000	0.89
Mori Hills Investment Corp., REIT	866	115,870,800	2.69
Nomura Real Estate Master Fund, Inc.	2,102	309,414,400	7.19
One, Inc., REIT	123	31,660,200	0.74
Sekisui House, Inc., REIT	1,961	148,839,900	3.46
Takara Leben Real Estate Investment Corp.	412	37,203,600	0.86
Tokyu, Inc., REIT	441	85,906,800	1.99
Tosei Investment Corp., REIT	170	22,984,000	0.53
United Urban Investment Corp.	1,393	216,054,300	5.02
XYMAX Investment Corp., REIT	112	12,723,200	0.30
		2,372,965,700
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Office REITs
Daiwa Office Investment Corp.	431	$137,704,500	3.20%
Global One Real Estate Investment Corp.	451	61,606,600	1.43
Hulic, Inc., REIT	643	100,308,000	2.33
Ichigo Investment Corp.	696	63,892,800	1.48
Japan Excellent, Inc.	591	78,898,500	1.83
Japan Real Estate Investment Corp.	3,215	379,048,500	8.80
Mori Trust, Inc., REIT	1,599	110,331,000	2.56
NIPPON Investment Corp.	804	71,073,600	1.65
Nippon Building Fund, Inc.	3,938	523,360,200	12.15
NTT UD Investment Corp., REIT	662	84,736,000	1.97
Orix, Inc., JREIT	1,242	233,247,600	5.42
Star Asia Investment Corp.	1,212	69,326,400	1.61
		1,913,533,700
Retail REITs
Honeys Holdings Co. Ltd.	12,600	19,819,800	0.46
Total Common Stocks - Long		$4,306,319,200

(b)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Beverages
Coca-Cola Co.	82,163	$5,813,032	2.86%
PepsiCo, Inc.	29,211	3,857,020	1.90
		9,670,052
Biotechnology
AbbVie, Inc.	28,137	5,222,790	2.57
Amgen, Inc.	8,331	2,326,099	1.14
Gilead Sciences, Inc.	19,319	2,141,898	1.05
Vertex Pharmaceuticals, Inc.	4,096	1,823,539	0.90
		11,514,326
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	9,541	$9,445,018	4.65%
Kroger Co.	14,504	1,040,372	0.51
Walmart, Inc.	92,712	9,065,379	4.46
		19,550,769
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Diversified Telecommunication Services
AT&T, Inc.	440,271	$12,741,443	6.27%
Verizon Communications, Inc.	259,232	11,216,969	5.52
		23,958,412
Electric Utilities
American Electric Power Co., Inc.	17,001	1,764,024	0.87
Constellation Energy Corp.	9,922	3,202,425	1.58
Duke Energy Corp.	24,649	2,908,582	1.43
Entergy Corp.	13,670	1,136,250	0.56
Exelon Corp.	32,243	1,399,991	0.69
NextEra Energy, Inc.	65,985	4,580,679	2.25
NRG Energy, Inc.	6,582	1,056,938	0.52
PG&E Corp.	74,813	1,042,893	0.51
Southern Co.	34,722	3,188,521	1.57
Xcel Energy, Inc.	18,585	1,265,639	0.62
		21,545,942
Food Products
Mondelez International, Inc., Class A	27,087	1,826,747	0.90
Health Care Equipment & Supplies
Abbott Laboratories	28,445	3,868,804	1.90
Boston Scientific Corp.	25,165	2,702,973	1.33
Intuitive Surgical, Inc.	6,068	3,297,412	1.62
Medtronic PLC	20,659	1,800,845	0.89
Stryker Corp.	5,689	2,250,739	1.11
		13,920,773
Health Care Providers & Services
Cigna Group	4,522	1,494,883	0.74
CVS Health Corp.	20,185	1,392,361	0.68
Elevance Health, Inc.	3,903	1,518,111	0.75
HCA Healthcare, Inc.	3,042	1,165,390	0.57
McKesson Corp.	2,073	1,519,053	0.75
UnitedHealth Group, Inc.	14,594	4,552,890	2.24
		11,642,688
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Products
Colgate-Palmolive Co.	17,189	$1,562,480	0.77%
Procter & Gamble Co.	49,921	7,953,414	3.91
		9,515,894
Independent Power & Renewable Electricity Producers
Vistra Corp.	10,614	2,057,099	1.01
Life Sciences Tools & Services
Danaher Corp.	10,169	2,008,784	0.99
Thermo Fisher Scientific, Inc.	6,214	2,519,528	1.24
		4,528,312
Multi-Utilities
Consolidated Edison, Inc.	11,087	1,112,580	0.55
Dominion Energy, Inc.	26,728	1,510,667	0.74
Public Service Enterprise Group, Inc.	15,822	1,331,896	0.66
Sempra	20,297	1,537,904	0.76
WEC Energy Group, Inc.	10,125	1,055,025	0.52
		6,548,072
Pharmaceuticals
Bristol-Myers Squibb Co.	31,615	1,463,458	0.72
Eli Lilly & Co.	12,322	9,605,369	4.73
Johnson & Johnson	38,440	5,871,710	2.89
Merck & Co., Inc.	39,449	3,122,783	1.54
Pfizer, Inc.	88,467	2,144,440	1.05
Zoetis, Inc.	7,186	1,120,657	0.55
		23,328,417
Wireless Telecommunication Services
T-Mobile U.S., Inc.	29,666	7,068,221	3.48
Total Common Stocks - Long		$166,675,724

(c)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
FedEx Corp.	3,318	$754,215	0.75%
United Parcel Service, Inc., Class B	11,081	1,118,516	1.11
		1,872,731
Automobiles
General Motors Co.	14,773	726,979	0.72
Building Products
Carrier Global Corp.	11,876	869,204	0.86
Johnson Controls International PLC	9,720	1,026,626	1.02
Trane Technologies PLC	3,303	1,444,765	1.43
		3,340,595
Chemicals
Air Products & Chemicals, Inc.	3,287	927,131	0.92
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Corteva, Inc.	10,068	$750,368	0.74%
Ecolab, Inc.	3,676	990,461	0.98
Linde PLC	7,006	3,287,075	3.26
Sherwin-Williams Co.	3,444	1,182,532	1.17
		7,137,567
Commercial Services & Supplies
Cintas Corp.	5,020	1,118,807	1.11
Republic Services, Inc.	2,962	730,459	0.72
Waste Management, Inc.	5,340	1,221,899	1.21
		3,071,165
Construction & Engineering
Quanta Services, Inc.	2,180	824,214	0.82
Electrical Equipment
Eaton Corp. PLC	5,862	2,092,675	2.08
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Emerson Electric Co.	8,360	$1,114,639	1.11%
GE Vernova, Inc.	3,971	2,101,255	2.08
		5,308,569
Ground Transportation
CSX Corp.	28,669	935,469	0.93
Norfolk Southern Corp.	3,372	863,131	0.86
Uber Technologies, Inc.	30,920	2,884,836	2.86
Union Pacific Corp.	9,008	2,072,561	2.06
		6,755,997
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	6,469	856,107	0.85
Booking Holdings, Inc.	487	2,819,360	2.80
Chipotle Mexican Grill, Inc.	20,020	1,124,123	1.12
DoorDash, Inc., Class A	4,976	1,226,634	1.22
Hilton Worldwide Holdings, Inc.	3,534	941,246	0.93
Marriott International, Inc., Class A	3,382	923,996	0.92
McDonald's Corp.	10,495	3,066,324	3.04
Royal Caribbean Cruises Ltd.	3,662	1,146,719	1.14
Starbucks Corp.	16,950	1,553,129	1.54
		13,657,638
Industrial Conglomerates
3M Co.	8,002	1,218,224	1.21
Honeywell International, Inc.	9,541	2,221,908	2.20
		3,440,132
Machinery
Caterpillar, Inc.	7,106	2,758,620	2.74
Deere & Co.	3,742	1,902,770	1.89
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Illinois Tool Works, Inc.	3,933	$972,434	0.96%
PACCAR, Inc.	7,732	735,004	0.73
Parker-Hannifin Corp.	1,910	1,334,078	1.32
		7,702,906
Metals & Mining
Freeport-McMoRan, Inc.	20,906	906,275	0.90
Newmont Corp.	16,613	967,873	0.96
		1,874,148
Professional Services
Automatic Data Processing, Inc.	5,951	1,835,288	1.82
Specialty Retail
AutoZone, Inc.	243	902,072	0.89
Home Depot, Inc.	14,683	5,383,375	5.34
Lowe's Cos., Inc.	8,320	1,845,958	1.83
O'Reilly Automotive, Inc.	12,570	1,132,934	1.12
TJX Cos., Inc.	16,481	2,035,239	2.02
		11,299,578
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	17,902	1,271,758	1.26
Trading Companies & Distributors
Fastenal Co.	16,864	708,288	0.70
United Rentals, Inc.	968	729,291	0.72
WW Grainger, Inc.	654	680,317	0.67
		2,117,896
Total Common Stocks - Long		$72,237,161

(d)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles
Astra International Tbk PT	25,267	$7,039	0.65%
Hyundai Mobis Co. Ltd.	61	12,947	1.20
Kia Corp.	235	16,828	1.56
		36,814
Banks
Absa Group Ltd.	961	9,548	0.88
Akbank TAS	3,407	5,835	0.54
Banco do Brasil SA	2,252	9,152	0.85
Bank Mandiri Persero Tbk. PT	39,866	12,043	1.11
Bank Polska Kasa Opieki SA	206	10,561	0.98
Dubai Islamic Bank PJSC	4,725	11,668	1.08
Emirates NBD Bank PJSC	1,975	12,262	1.13
Eurobank Ergasias Services & Holdings SA	2,840	9,740	0.90
Grupo Financiero Banorte SAB de CV, Calss O	2,835	25,847	2.39
Grupo Mexico SAB de CV, Series B	2,082	12,577	1.16
Nedbank Group Ltd.	521	7,143	0.66
OTP Bank Nyrt	247	19,691	1.82
Standard Bank Group Ltd.	1,510	19,391	1.79
		165,458
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Construction Materials
Cemex SAB de CV	10,132	$6,974	0.64%
Distributors
Arca Continental SAB de CV	906	9,549	0.88
Diversified Consumer Services
Emirates Telecommunications Group Co. PJSC	4,562	21,860	2.02
Diversified Telecommunication Services
Telkom Indonesia Persero Tbk PT	61,593	10,600	0.98
Electronic Equipment, Instruments & Components
Largan Precision Co. Ltd.	161	13,116	1.21
LG Innotek Co. Ltd.	97	10,522	0.97
Samsung SDS Co. Ltd.	112	14,078	1.30
Zhen Ding Technology Holding Ltd.	3,040	10,450	0.97
		48,166
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Financial Services
Itausa SA	6,326	$12,742	1.18%
National Bank of Greece SA	957	12,197	1.13
		24,939
Food Products
JBS NV	681	9,800	0.91
Household Durables
LG Electronics, Inc.	107	5,838	0.54
Industrial Conglomerates
SK Square Co. Ltd.	123	16,597	1.53
Insurance
Fubon Financial Holding Co. Ltd.	9,221	27,538	2.55
Samsung Fire & Marine Insurance Co. Ltd.	34	10,977	1.01
		38,515
Marine Transportation
Evergreen Marine Corp Taiwan Ltd.	1,345	9,153	0.85
Metals & Mining
Gold Fields Ltd.	580	13,613	1.26
Vale SA	2,438	23,617	2.18
		37,230
Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas PLC	1,180	10,254	0.95
PTT Exploration & Production PCL	4,046	13,388	1.24
Ultrapar Participacoes SA	2,080	6,713	0.62
		30,355
Pharmaceuticals
Richter Gedeon Nyrt	357	10,497	0.97
Real Estate Management & Development
Emaar Properties PJSC	3,533	13,084	1.21
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	709	$13,743	1.27%
SK Hynix, Inc.	236	50,902	4.71
Taiwan Semiconductor Manufacturing Co. Ltd.	1,026	37,209	3.44
		101,854
Technology Hardware, Storage & Peripherals
Compal Electronics, Inc.	10,994	10,907	1.01
Pegatron Corp.	3,949	10,376	0.96
Samsung Electro-Mechanics Co. Ltd.	127	12,645	1.17
Samsung Electronics Co. Ltd.	4,402	194,467	17.98
		228,395
Trading Companies & Distributors
Bidvest Group Ltd.	444	5,845	0.54
Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	603	13,206	1.22
Total Common Stocks - Long		$844,729
Preferred Stocks - Long
Banks
Itau Unibanco Holding SA, Class S	5,839	39,691	3.67
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	755	27,596	2.55
Total Preferred Stocks - Long		$67,287
Total Investments		$912,016

(e)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Indra Sistemas SA	1,192	$43,940	4.20%
Rheinmetall AG	24	43,944	4.20
		87,884
Air Freight & Logistics
Fraport AG Frankfurt Airport Services Worldwide	411	26,265	2.51
Building Products
Cie de Saint-Gobain SA	928	92,421	8.84
Kingspan Group PLC	521	37,590	3.60
		130,011
Construction & Engineering
Bouygues SA	927	35,593	3.40
Eiffage SA	324	38,634	3.70
Vinci SA	954	119,328	11.42
		193,555
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Containers & Packaging
Smurfit WestRock PLC	1,155	$42,369	4.05%
Distributors
D'ieteren Group	149	27,202	2.60
Diversified Consumer Services
Louis Hachette Group	3,234	5,622	0.54
Health Care Providers & Services
Basic-Fit NV	885	22,877	2.19
Hotels, Restaurants & Leisure
FDJ UNITED	646	21,507	2.06
Interactive Media & Services
Scout24 SE	329	38,475	3.68
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services
Bechtle AG	707	$28,134	2.69%
Capgemini SE	346	50,175	4.80
		78,309
Machinery
Iveco Group NV	2,167	36,194	3.46
Media
Canal+ SA	3,237	8,596	0.82
Havas NV	3,176	4,630	0.44
ProSiebenSat.1 Media SE	3,570	25,509	2.44
Vivendi SE	3,176	9,302	0.89
		48,037
Paper & Forest Products
Stora Enso OYJ, R Shares	2,767	25,526	2.44
Passenger Airlines
Deutsche Lufthansa AG	3,770	27,068	2.59
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Professional Services
Aeroports de Paris SA	212	$22,538	2.16%
Randstad NV	636	24,933	2.39
		47,471
Specialty Retail
Industria de Diseno Textil SA	2,028	89,618	8.57
Zalando SE	866	24,213	2.32
		113,831
Transportation Infrastructure
Aena SME SA	2,054	46,536	4.45
Getlink SE	1,623	26,595	2.54
		73,131
Total Common Stocks - Long		$1,045,334

(f)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
FedEx Corp.	50	$11,445	1.19%
United Parcel Service, Inc., Class B	159	16,040	1.67
		27,485
Building Products
Trane Technologies PLC	49	21,414	2.23
Chemicals
Sherwin-Williams Co.	52	17,850	1.86
Commercial Services & Supplies
Cintas Corp.	79	17,549	1.83
Copart, Inc.	188	9,229	0.96
Republic Services, Inc.	48	11,761	1.23
Waste Connections, Inc.	56	10,452	1.09
Waste Management, Inc.	87	19,921	2.08
		68,912
Communications Equipment
Arista Networks, Inc.	232	23,706	2.47
Construction & Engineering
Quanta Services, Inc.	32	12,084	1.26
Construction Materials
Martin Marietta Materials, Inc.	13	7,278	0.76
Vulcan Materials Co.	29	7,472	0.78
		14,750
Entertainment
Walt Disney Co.	393	48,789	5.09
Ground Transportation
CSX Corp.	421	13,724	1.43
Norfolk Southern Corp.	49	12,555	1.31
Old Dominion Freight Line, Inc.	42	6,791	0.71
Union Pacific Corp.	132	30,406	3.17
		63,476
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	25	$5,556	0.58%
DoorDash, Inc., Class A	67	16,455	1.72
Hilton Worldwide Holdings, Inc.	53	14,238	1.49
Marriott International, Inc., Class A	52	14,183	1.48
Starbucks Corp.	246	22,525	2.35
		72,957
Household Durables
D.R. Horton, Inc.	64	8,207	0.86
Lennar Corp., Class A	52	5,730	0.60
		13,937
IT Services
Cognizant Technology Solutions Corp., Class A	108	8,390	0.88
Snowflake, Inc., Class A	65	14,645	1.53
		23,035
Media
Charter Communications, Inc., Class A	20	8,228	0.86
Comcast Corp., Class A	838	29,909	3.12
		38,137
Professional Services
Automatic Data Processing, Inc.	88	27,285	2.85
Broadridge Financial Solutions, Inc.	25	6,162	0.64
Equifax, Inc.	27	6,962	0.73
Verisk Analytics, Inc.	31	9,624	1.00
		50,033
Software
Crowdstrike Holdings, Inc., Class A	50	25,712	2.68
Datadog, Inc., Class A	61	8,178	0.85
Fair Isaac Corp.	5	9,723	1.01
Roper Technologies, Inc.	23	13,182	1.38
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Tyler Technologies, Inc.	9	$5,488	0.57%
Workday, Inc., Class A	46	11,090	1.16
		73,373
Specialty Retail
AutoZone, Inc.	4	13,757	1.44
Home Depot, Inc.	215	79,003	8.24
Lowe's Cos., Inc.	123	27,305	2.85
O'Reilly Automotive, Inc.	189	17,012	1.78
Ross Stores, Inc.	72	9,182	0.96
TJX Cos., Inc.	245	30,215	3.15
Tractor Supply Co.	117	6,174	0.64
		182,648
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	24	$5,761	0.60%
Trading Companies & Distributors
Fastenal Co.	248	10,435	1.09
United Rentals, Inc.	14	10,809	1.13
WW Grainger, Inc.	10	9,916	1.03
		31,160
Total Common Stocks - Long		$789,507

(g)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Hyundai Glovis Co. Ltd.	14,906	$1,484,484	1.27%
Automobile Components
Hankook Tire & Technology Co. Ltd.	41,303	1,212,963	1.04
Hyundai Mobis Co. Ltd.	6,417	1,360,549	1.17
		2,573,512
Automobiles
Kia Corp.	17,413	1,246,627	1.07
Banks
Absa Group Ltd.	124,263	1,234,039	1.06
Akbank TAS	863,801	1,479,172	1.27
Bank Polska Kasa Opieki SA	24,350	1,247,769	1.07
Commercial International Bank - Egypt (CIB)	727,124	1,235,893	1.06
Dubai Islamic Bank PJSC	537,168	1,326,591	1.14
Eurobank Ergasias Services & Holdings SA, Class A	387,344	1,328,591	1.14
Grupo Financiero Banorte SAB de CV, Class O	132,301	1,206,053	1.03
Itau Unibanco Holding SA	175,830	1,195,186	1.03
National Bank of Greece SA	97,662	1,244,119	1.07
Piraeus Financial Holdings SA	178,692	1,236,332	1.06
Turkiye Is Bankasi AS	4,122,685	1,381,924	1.19
Yapi ve Kredi Bankasi AS	1,704,870	1,357,076	1.16
		15,472,745
Capital Markets
Reinet Investments SCA	43,099	1,401,115	1.20
Consumer Staples Distribution & Retail
Nahdi Medical Co.	36,185	1,232,054	1.06
Diversified Telecommunication Services
LG Uplus Corp.	122,162	1,290,626	1.11
Electric Utilities
CPFL Energia SA	188,685	1,418,290	1.22
Energisa S/A	161,898	1,439,124	1.23
		2,857,414
Electronic Equipment, Instruments & Components
Largan Precision Co. Ltd.	15,227	1,239,758	1.06
Common Stocks - Long	Shares	Value	Percentage of Basket Value
LG Innotek Co. Ltd.	10,983	$1,196,015	1.03%
Samsung Electro-Mechanics Co. Ltd.	13,157	1,309,386	1.12
		3,745,159
Financial Services
Meritz Financial Group, Inc.	14,473	1,202,953	1.03
Food Products
CJ CheilJedang Corp.	7,051	1,297,120	1.11
Household Durables
Coway Co. Ltd.	17,587	1,257,752	1.08
LG Electronics, Inc.	22,590	1,231,710	1.06
		2,489,462
Industrial Conglomerates
SK Square Co. Ltd.	16,207	2,191,224	1.88
Insurance
DB Insurance Co. Ltd.	16,677	1,519,186	1.30
Fubon Financial Holding Co. Ltd.	431,952	1,290,026	1.11
Samsung Fire & Marine Insurance Co. Ltd.	4,340	1,391,596	1.19
		4,200,808
IT Services
Samsung SDS Co. Ltd.	11,799	1,478,388	1.27
Machinery
Doosan Bobcat, Inc.	34,035	1,463,452	1.26
Metals & Mining
Gerdau SA	418,172	1,230,848	1.06
Gold Fields Ltd.	51,687	1,212,597	1.04
Grupo Mexico SAB de CV, Series B	210,152	1,269,489	1.09
		3,712,934
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL	365,214	1,231,028	1.06
Ultrapar Participacoes SA	389,924	1,258,168	1.08
		2,489,196
Passenger Airlines
Latam Airlines Group SA	63,791,327	1,288,585	1.11
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	65,694	$1,274,246	1.09%
SK Hynix, Inc.	7,921	1,708,740	1.47
		2,982,986
Technology Hardware, Storage & Peripherals
Compal Electronics, Inc.	1,203,822	1,194,312	1.02
Samsung Electronics Co. Ltd.	34,486	1,261,198	1.08
Samsung Electronics Co. Ltd.	28,512	1,259,662	1.08
		3,715,172
Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	63,975	1,402,047	1.20
Wireless Telecommunication Services
SK Telecom Co. Ltd.	30,777	1,289,262	1.11
TIM SA/Brazil	325,362	1,319,798	1.13
		2,609,060
Total Common Stocks - Long		$63,827,123
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Preferred Stocks - Long
Automobiles
Hyundai Motor Co.	10,580	$1,242,083	1.07%
Electric Utilities
Cia Energetica de Minas Gerais	715,968	1,422,484	1.22
Total Preferred Stocks - Long		$2,664,567
Total Investments		$66,491,690

(h)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles
Honda Motor Co. Ltd.	1,835,511	$17,746,823	2.80%
Isuzu Motors Ltd.	1,459,897	18,528,280	2.93
Subaru Corp.	1,052,966	18,364,678	2.90
Suzuki Motor Corp.	1,546,795	18,692,868	2.95
		73,332,649
Beverages
Kirin Holdings Co. Ltd.	1,279,182	17,910,982	2.83
Suntory Beverage & Food Ltd.	567,765	18,147,375	2.87
		36,058,357
Building Products
AGC, Inc.	623,625	18,276,839	2.89
Capital Markets
Nomura Holdings, Inc.	2,965,337	19,573,001	3.09
SBI Holdings, Inc.	581,327	20,273,735	3.20
		39,846,736
Chemicals
Asahi Kasei Corp.	2,759,287	19,647,777	3.10
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	16,990,197	18,140,434	2.86
Electronic Equipment, Instruments & Components
Omron Corp.	689,055	18,603,450	2.94
Financial Services
Mitsubishi HC Capital, Inc.	2,500,636	18,386,673	2.90
ORIX Corp.	851,057	19,236,269	3.04
		37,622,942
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food Products
MEIJI Holdings Co. Ltd.	820,936	$18,139,985	2.86%
Household Durables
Panasonic Holdings Corp.	1,751,002	18,884,377	2.98
Machinery
Kubota Corp.	1,672,626	18,810,183	2.97
Marine Transportation
Kawasaki Kisen Kaisha Ltd.	1,257,007	17,814,050	2.81
Mitsui OSK Lines Ltd.	527,781	17,637,855	2.79
Nippon Yusen KK	512,695	18,441,793	2.91
		53,893,698
Metals & Mining
Nippon Steel Corp.	916,132	17,359,700	2.74
Passenger Airlines
ANA Holdings, Inc.	956,983	18,727,584	2.96
Japan Airlines Co. Ltd.	946,139	19,296,034	3.05
		38,023,618
Pharmaceuticals
Astellas Pharma, Inc.	1,900,524	18,665,236	2.95
Ono Pharmaceutical Co. Ltd.	1,685,930	18,223,381	2.88
Otsuka Holdings Co. Ltd.	364,799	18,086,938	2.86
		54,975,555
Real Estate Management & Development
Daiwa House Industry Co. Ltd.	542,153	18,621,821	2.94
Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.	1,411,969	17,513,775	2.77
SCREEN Holdings Co. Ltd.	253,582	20,676,167	3.26
		38,189,942
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Technology Hardware, Storage & Peripherals
Canon, Inc.	622,436	$18,077,964	2.85%
Ricoh Co. Ltd.	2,063,957	19,540,514	3.09
		37,618,478
Trading Companies & Distributors
Sumitomo Corp.	726,559	18,784,824	2.97
Toyota Tsusho Corp.	877,018	19,877,784	3.14
		38,662,608
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Wireless Telecommunication Services
KDDI Corp.	1,079,588	$18,563,292	2.93%
Total Common Stocks - Long		$633,272,441

(i)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Embraer SA	95,765	$1,356,689	1.15%
Banks
Boubyan Bank KSCP	529,398	1,246,892	1.06
Capitec Bank Holdings Ltd.	6,014	1,204,929	1.02
Chang Hwa Commercial Bank Ltd.	1,884,118	1,205,270	1.02
E.Sun Financial Holding Co. Ltd.	1,162,341	1,306,239	1.11
First Financial Holding Co. Ltd.	1,276,670	1,268,755	1.08
Gulf Bank KSCP	1,049,454	1,232,479	1.05
KakaoBank Corp.	70,466	1,561,807	1.33
Kuwait Finance House KSCP	482,182	1,265,052	1.08
NU Holdings Ltd/Cayman Islands, Class A	97,015	1,331,045	1.13
SinoPac Financial Holdings Co. Ltd.	1,517,082	1,255,992	1.07
Taiwan Business Bank	2,351,986	1,235,028	1.05
		14,113,488
Beverages
Coca-Cola Femsa SAB de CV	140,087	1,353,712	1.15
Fomento Economico Mexicano SAB de CV	123,856	1,271,774	1.08
		2,625,486
Biotechnology
Celltrion, Inc.	10,497	1,237,734	1.05
Capital Markets
Mirae Asset Securities Co. Ltd.	119,002	1,885,855	1.60
Chemicals
Barito Pacific Tbk PT	19,061,394	1,959,511	1.66
SKC Co. Ltd.	16,923	1,377,804	1.17
		3,337,315
Consumer Staples Distribution & Retail
Bid Corp. Ltd.	50,769	1,339,027	1.14
Cencosud SA	394,528	1,342,066	1.14
CP AXTRA PCL	2,186,135	1,204,561	1.02
		3,885,654
Diversified REITs
Fibra Uno Administracion SA de CV	1,164,377	1,604,046	1.36
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electrical Equipment
Doosan Enerbility Co. Ltd.	40,425	$2,042,832	1.74%
Electronic Equipment, Instruments & Components
E Ink Holdings, Inc.	160,781	1,215,536	1.03
Elite Material Co. Ltd.	47,676	1,438,500	1.22
LG Display Co. Ltd.	190,435	1,260,620	1.07
Samsung SDI Co. Ltd.	9,769	1,247,148	1.06
Unimicron Technology Corp.	334,895	1,306,023	1.11
		6,467,827
Entertainment
HYBE Co. Ltd.	5,665	1,293,324	1.10
NCSoft Corp.	10,165	1,550,753	1.32
		2,844,077
Food Products
Alfa SAB de CV	1,788,283	1,317,249	1.12
Ground Transportation
Rumo SA	357,866	1,219,894	1.04
Hotels, Restaurants & Leisure
Hanjin Kal Corp.	14,201	1,240,153	1.05
Insurance
Co for Cooperative Insurance/The	30,941	1,303,489	1.11
OUTsurance Group Ltd.	280,018	1,237,624	1.05
		2,541,113
Interactive Media & Services
Kakao Corp.	42,206	1,870,908	1.59
NAVER Corp.	8,553	1,658,748	1.41
		3,529,656
Machinery
HD Hyundai Heavy Industries Co. Ltd.	3,961	1,254,096	1.07
Samsung Heavy Industries Co. Ltd.	106,152	1,314,420	1.12
		2,568,516
Metals & Mining
Amman Mineral Internasional PT	2,707,270	1,416,444	1.20
Impala Platinum Holdings Ltd.	149,827	1,343,600	1.14
		2,760,044
Oil, Gas & Consumable Fuels
Qatar Gas Transport Co. Ltd.	1,009,426	1,373,627	1.17
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
SK Innovation Co. Ltd.	22,332	$2,019,500	1.72%
S-Oil Corp.	36,987	1,636,812	1.39
		5,029,939
Real Estate Management & Development
Mabanee Co KPSC	554,945	1,586,642	1.35
Semiconductors & Semiconductor Equipment
Alchip Technologies Ltd.	11,519	1,219,602	1.04
Jentech Precision Industrial Co. Ltd.	26,204	1,353,566	1.15
		2,573,168
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Transportation Infrastructure
Motiva Infraestrutura de Mobilidade SA	479,466	$1,216,309	1.03%
Wireless Telecommunication Services
Axiata Group Bhd	2,350,319	1,289,620	1.10
MTN Group Ltd.	168,345	1,337,834	1.14
		2,627,454
Total Common Stocks - Long		$69,611,140

(j)	The significant reference entities underlying the corresponding total return swap as of June 30, 2025, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
Resona Holdings, Inc.	2,178,427	$20,118,426	2.87%
Broadline Retail
Rakuten Group, Inc.	3,559,264	19,653,189	2.81
Capital Markets
Japan Exchange Group, Inc.	1,828,237	18,513,096	2.64
Chemicals
Nippon Paint Holdings Co. Ltd.	2,593,093	20,855,471	2.98
Nippon Sanso Holdings Corp.	547,400	20,733,854	2.96
		41,589,325
Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	613,103	19,035,374	2.72
Electrical Equipment
Fujikura Ltd.	418,928	21,990,633	3.14
Electronic Equipment, Instruments & Components
Keyence Corp.	49,384	19,804,129	2.83
Entertainment
Capcom Co. Ltd.	622,510	21,291,264	3.04
Nintendo Co. Ltd.	240,545	23,148,890	3.31
		44,440,154
Food Products
Ajinomoto Co., Inc.	778,635	21,102,945	3.01
Health Care Equipment & Supplies
Terumo Corp.	1,107,947	20,356,746	2.91
Health Care Technology
M3, Inc.	1,428,825	19,669,486	2.81
Hotels, Restaurants & Leisure
Oriental Land Co. Ltd.	902,976	20,810,431	2.97
Industrial Conglomerates
Hikari Tsushin, Inc.	69,263	20,438,359	2.92
Hitachi Ltd.	717,364	20,914,598	2.99
		41,352,957
Insurance
T&D Holdings, Inc.	884,358	19,437,126	2.78
Tokio Marine Holdings, Inc.	485,069	20,552,260	2.94
		39,989,386
Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services
OBIC Co. Ltd.	527,208	$20,510,018	2.93%
Machinery
FANUC Corp.	748,061	20,435,167	2.92
IHI Corp.	180,977	19,624,766	2.80
Mitsubishi Heavy Industries Ltd.	803,837	20,119,636	2.87
SMC Corp.	56,324	20,322,297	2.90
		80,501,866
Office REITs
Nippon Building Fund, Inc.	21,591	19,894,525	2.84
Personal Care Products
Kao Corp.	430,100	19,255,046	2.75
Pharmaceuticals
Chugai Pharmaceutical Co. Ltd.	385,278	20,101,328	2.87
Professional Services
Recruit Holdings Co. Ltd.	362,258	21,437,072	3.06
Semiconductors & Semiconductor Equipment
Advantest Corp.	308,331	22,777,998	3.25
Disco Corp.	82,669	24,434,298	3.49
		47,212,296
Software
Oracle Corp.	166,353	19,820,985	2.83
Specialty Retail
Fast Retailing Co. Ltd.	61,189	21,008,696	3.00
Sanrio Co. Ltd.	424,514	20,508,991	2.93
		41,517,687
Textiles, Apparel & Luxury Goods
Asics Corp.	846,401	21,595,750	3.08
Trading Companies & Distributors
MonotaRO Co. Ltd.	1,001,625	19,757,462	2.82
Total Common Stocks - Long		$700,030,312
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	25	09/30/2025	$5,177,783	$5,200,586	$22,803	$—
5-Year U.S. Treasury Notes	159	09/30/2025	17,116,992	17,331,000	214,008	—
10-Year Canadian Government Bonds	7	09/18/2025	621,815	627,134	5,319	—
10-Year Korea Government Bonds	55	09/16/2025	4,810,578	4,826,356	15,778	—
10-Year U.S. Treasury Ultra Notes	142	09/19/2025	15,983,962	16,225,719	241,757	—
30-Year U.S. Treasury Bonds	25	09/19/2025	2,775,145	2,886,719	111,574	—
Eurex MSCI Indonesia Index	628	09/19/2025	9,894,490	9,646,080	—	(248,410)
EURO STOXX 50® Index	38	09/19/2025	2,354,105	2,384,478	30,373	—
FTSE 100 Index	15	09/19/2025	1,826,502	1,809,736	—	(16,766)
German Euro Schatz	95	09/08/2025	12,018,169	12,001,845	—	(16,324)
IFSC NIFTY 50 Index	106	07/31/2025	5,369,886	5,427,412	57,526	—
Nikkei 225 Index	3	09/11/2025	397,965	419,725	21,760	—
S&P/ASX 200 Index	7	09/18/2025	982,449	983,260	811	—
S&P/TSX 60 Index	8	09/18/2025	1,855,466	1,879,934	24,468	—
U.K. Gilt	13	09/26/2025	1,618,194	1,660,069	41,875	—
U.S. Treasury Ultra Bonds	25	09/19/2025	2,854,165	2,978,125	123,960	—
Total					$912,012	$(281,500)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	(51)	09/15/2025	$(3,821,893)	$(3,847,271)	$—	$(25,378)
10-Year U.S. Treasury Notes	(36)	09/19/2025	(4,011,155)	(4,036,500)	—	(25,345)
Euro OAT Futures	(19)	09/08/2025	(2,786,471)	(2,771,671)	14,800	—
Euro-BTP Italy Government Bonds	(7)	09/08/2025	(994,251)	(997,724)	—	(3,473)
German Euro Bund	(64)	09/08/2025	(9,861,124)	(9,811,858)	49,266	—
MSCI Emerging Markets Index	(191)	09/19/2025	(11,604,589)	(11,779,925)	—	(175,336)
S&P 500® E-Mini Index	(71)	09/19/2025	(21,414,509)	(22,200,813)	—	(786,304)
TOPIX Index	(34)	09/11/2025	(6,594,044)	(6,741,919)	—	(147,875)
Total					$64,066	$(1,163,711)
Total Futures Contracts					$976,078	$(1,445,211)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	09/17/2025	USD	47,955	DKK	306,487	$—	$(720)
BCLY	09/17/2025	USD	142,619	GBP	104,831	—	(1,350)
BCLY	09/17/2025	USD	66,186	HKD	515,713	48	—
BCLY	09/17/2025	USD	1,998,677	KRW	2,715,783,492	—	(23,491)
BCLY	09/17/2025	USD	79,853	NOK	791,184	1,320	—
BCLY	09/17/2025	USD	3,535	NZD	5,801	—	(11)
BCLY	09/17/2025	USD	417,347	SGD	530,381	—	(2,172)
BCLY	09/17/2025	CAD	92,531	USD	68,545	—	(327)
BCLY	09/17/2025	CHF	158,633	USD	198,979	2,927	—
BCLY	09/17/2025	EUR	3,084,951	USD	3,604,808	48,070	—
BCLY	09/17/2025	GBP	672,069	USD	921,002	1,978	—
BCLY	09/17/2025	NZD	12,311	USD	7,432	92	—
BCLY	09/17/2025	SGD	565,335	USD	443,893	3,274	—
BCLY	09/25/2025	USD	139,534	MXN	2,696,937	—	(2,876)
BCLY	09/25/2025	USD	483,997	THB	15,785,033	—	(4,760)
BCLY	09/25/2025	SEK	9,527,771	USD	992,525	20,281	—
BCLY	04/06/2026	USD	5,981,437	TRY	314,968,145	—	(302,769)
BCLY	04/06/2026	TRY	210,424,930	USD	3,626,140	572,232	—
BNP	07/07/2025	USD	255,016	IDR	4,188,884,900	—	(2,937)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/07/2025	IDR	4,188,884,900	USD	257,698	$254	$—
BNP	09/17/2025	USD	2,256,519	CNH	16,089,993	—	(5,434)
BNP	09/17/2025	USD	270,956	COP	1,116,030,320	732	—
BNP	09/17/2025	USD	325,636	GBP	239,356	—	(3,082)
BNP	09/17/2025	USD	183,788	HKD	1,432,067	133	—
BNP	09/17/2025	USD	1,132,044	JPY	161,940,344	—	(2,478)
BNP	09/17/2025	USD	74,155	SEK	697,005	102	—
BNP	09/17/2025	USD	409,993	TWD	12,071,429	—	(5,841)
BNP	09/17/2025	AUD	867,593	USD	569,071	2,865	—
BNP	09/17/2025	CLP	185,762,384	USD	198,373	990	—
BNP	09/17/2025	COP	1,091,924,229	USD	257,471	6,916	—
BNP	09/17/2025	CZK	2,606,976	USD	122,204	2,296	—
BNP	09/17/2025	EUR	2,875,755	USD	3,356,973	48,196	—
BNP	09/17/2025	HKD	2,827,162	USD	362,543	27	—
BNP	09/17/2025	USD	9,368	ZAR	167,592	—	(44)
BNP	09/25/2025	USD	4,631,776	AUD	7,155,952	—	(86,385)
BNP	09/25/2025	USD	979,832	CAD	1,339,048	—	(7,767)
BNP	09/25/2025	USD	115,892	SGD	148,078	—	(1,298)
BNP	09/25/2025	IDR	4,188,884,900	USD	254,229	2,969	—
BNP	09/25/2025	JPY	1,842,155,668	USD	12,757,770	159,475	—
BNP	09/25/2025	RON	1,821,720	USD	414,408	5,697	—
BOA	01/06/2026	EUR	5,001,849	USD	5,263,020	699,938	—
CITI	09/17/2025	USD	96,529	CHF	77,370	—	(1,946)
CITI	09/17/2025	USD	52,639	GBP	38,693	—	(499)
CITI	09/17/2025	JPY	124,536,855	USD	873,466	—	(985)
CITI	01/06/2026	JPY	770,713,893	USD	5,253,831	209,476	—
DUB	09/25/2025	NZD	249,999	USD	149,904	2,925	—
GSI	09/17/2025	USD	532,556	BRL	3,016,556	—	(11,870)
GSI	09/17/2025	USD	75,477	CHF	60,498	—	(1,523)
GSI	09/17/2025	USD	8,882	DKK	56,765	—	(134)
GSI	09/17/2025	USD	198,351	GBP	145,802	—	(1,885)
GSI	09/17/2025	USD	15,596	MYR	65,580	—	(25)
GSI	09/17/2025	USD	12,900	NOK	127,815	213	—
GSI	09/17/2025	USD	3,936	NZD	6,460	—	(12)
GSI	09/17/2025	USD	790,861	THB	25,503,226	1,685	—
GSI	09/17/2025	AUD	82,519	USD	53,669	730	—
GSI	09/17/2025	CAD	950,714	USD	704,297	—	(3,381)
GSI	09/17/2025	CAD	706,049	USD	518,845	1,690	—
GSI	09/25/2025	USD	748,547	MYR	3,167,927	—	(6,266)
GSI	09/25/2025	HUF	26,236,051	USD	75,573	1,408	—
GSI	09/25/2025	NOK	1,565,225	USD	154,993	379	—
GSI	09/25/2025	PEN	840,774	USD	232,792	3,965	—
GSI	09/25/2025	PLN	1,192,302	USD	321,569	8,556	—
GSI	01/06/2026	USD	8,038,104	EUR	6,949,434	—	(246,670)
GSI	01/06/2026	USD	23,887	JPY	3,471,520	—	(721)
GSI	01/06/2026	USD	8,000,045	JPY	1,108,677,373	141,038	—
GSI	01/06/2026	USD	37,887,257	THB	1,279,327,834	—	(2,051,280)
GSI	01/06/2026	EUR	1,947,586	USD	2,154,892	166,923	—
GSI	01/06/2026	THB	1,279,327,834	USD	38,980,758	957,778	—
GSI	04/06/2026	USD	485,984	TRY	26,602,785	—	(44,791)
GSI	04/06/2026	USD	11,271,409	TRY	564,472,154	9,129	—
GSI	04/06/2026	TRY	695,618,154	USD	12,436,437	1,442,452	—
GSI	04/28/2026	USD	7,476,404	EUR	6,460,705	—	(270,995)
GSI	04/28/2026	USD	7,461,544	JPY	1,034,498,029	57,774	—
GSI	04/28/2026	USD	37,562,171	THB	1,226,893,195	—	(1,020,016)
GSI	04/28/2026	EUR	6,460,705	USD	7,517,799	229,600	—
GSI	04/28/2026	JPY	1,034,498,029	USD	7,535,767	—	(131,997)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	04/28/2026	THB	619,720,723	USD	19,528,050	$—	$(39,654)
GSI	04/28/2026	THB	607,172,471	USD	18,991,208	102,583	—
GSI	01/25/2027	USD	11,044,361	TRY	664,405,529	437,963	—
GSI	01/25/2027	TRY	664,405,528	USD	10,985,541	—	(379,143)
JPM	09/17/2025	USD	842,243	CHF	675,071	—	(16,978)
JPM	09/17/2025	USD	347,045	DKK	2,217,908	—	(5,194)
JPM	09/17/2025	USD	159,661	NZD	262,043	—	(489)
JPM	09/17/2025	USD	239,531	SEK	2,251,362	336	—
JPM	09/17/2025	USD	42,515	SGD	54,029	—	(220)
JPM	09/17/2025	AUD	77,212	USD	50,587	313	—
JPM	09/17/2025	EUR	4,704,204	USD	5,486,453	83,775	—
JPM	09/17/2025	HKD	869,751	USD	111,497	44	—
JPM	09/17/2025	ILS	686,147	USD	201,553	2,359	—
JPM	09/17/2025	MXN	26,363	USD	1,382	11	—
JPM	09/17/2025	PLN	304,076	USD	82,349	1,858	—
JPM	09/17/2025	SEK	2,061,664	USD	217,842	1,199	—
JPM	09/17/2025	USD	41,412	ZAR	740,905	—	(199)
JPM	09/25/2025	USD	63,179	COP	261,306,000	—	(14)
JPM	09/25/2025	USD	2,040,614	GBP	1,512,655	—	(36,896)
JPM	09/25/2025	CHF	356,111	USD	440,844	12,852	—
JPM	09/25/2025	CNH	64,450,001	USD	9,040,032	26,801	—
JPM	09/25/2025	KRW	4,667,874,119	USD	3,422,295	55,159	—
RBC	09/17/2025	GBP	1,073,889	USD	1,463,759	11,059	—
RBC	09/25/2025	USD	7,432,179	EUR	6,410,477	—	(162,387)
SSB	09/17/2025	HUF	18,275,974	USD	52,590	1,057	—
UBS	09/17/2025	USD	294,452	NOK	2,920,252	4,588	—
UBS	09/17/2025	USD	10,406	SGD	13,224	—	(54)
UBS	09/17/2025	CHF	465,991	USD	591,461	1,646	—
UBS	09/17/2025	CNY	40,907,480	USD	5,723,727	18,537	—
UBS	09/17/2025	DKK	805,221	USD	126,215	1,667	—
UBS	09/17/2025	EUR	2,302,428	USD	2,685,092	41,204	—
UBS	09/17/2025	IDR	2,600,206,532	USD	159,278	421	—
UBS	09/17/2025	ILS	1,073,165	USD	309,165	9,763	—
UBS	09/17/2025	INR	419,305,358	USD	4,883,449	—	(10,968)
UBS	09/17/2025	JPY	438,679,785	USD	3,076,747	—	(3,444)
UBS	09/17/2025	JPY	137,765,550	USD	955,157	10,001	—
UBS	09/17/2025	NOK	836,005	USD	82,372	610	—
UBS	09/17/2025	TRY	648,046	USD	15,010	169	—
UBS	09/25/2025	USD	1,305,818	JPY	189,142,445	—	(20,454)
UBS	09/25/2025	DKK	1,050,073	USD	163,459	3,408	—
UBS	01/06/2026	JPY	341,435,000	USD	2,372,152	48,155	—
Total						$5,694,071	$(4,924,832)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	19.2%	$175,695,632
Banks	6.6	60,691,185
Semiconductors & Semiconductor Equipment	4.7	42,578,728
Software	4.4	40,266,938
U.S. Government Agency Obligations	4.4	40,215,988
U.S. Government Obligations	4.2	38,709,167
Mortgage-Backed Securities	2.4	22,208,843
Interactive Media & Services	2.3	20,682,625
Oil, Gas & Consumable Fuels	2.2	20,074,227
Pharmaceuticals	2.1	19,576,666
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Insurance	2.1%	$19,494,603
Technology Hardware, Storage & Peripherals	2.1	18,913,247
Financial Services	1.8	16,475,129
Capital Markets	1.6	14,799,620
Broadline Retail	1.6	14,148,175
Aerospace & Defense	1.4	12,439,076
Health Care Equipment & Supplies	1.3	11,372,666
Electric Utilities	1.2	10,875,717
Automobiles	1.1	10,214,373
Hotels, Restaurants & Leisure	1.1	9,659,316
Consumer Staples Distribution & Retail	0.8	7,646,890
Entertainment	0.8	7,247,836
Machinery	0.8	7,062,164
Food Products	0.7	6,525,942
Communications Equipment	0.7	6,321,844
Chemicals	0.7	6,271,548
Biotechnology	0.7	6,122,388
Specialty Retail	0.7	5,994,767
IT Services	0.6	5,714,935
Health Care Providers & Services	0.6	5,654,410
Electrical Equipment	0.6	5,498,795
Metals & Mining	0.6	5,483,089
Beverages	0.5	4,927,539
Diversified Telecommunication Services	0.5	4,484,530
Media	0.5	4,369,591
Professional Services	0.4	3,997,153
Ground Transportation	0.4	3,783,024
Textiles, Apparel & Luxury Goods	0.4	3,586,252
Household Products	0.4	3,549,327
Electronic Equipment, Instruments & Components	0.4	3,243,758
Multi-Utilities	0.4	3,156,687
Life Sciences Tools & Services	0.3	3,111,625
Industrial Conglomerates	0.3	3,041,768
Tobacco	0.3	3,030,859
Real Estate Management & Development	0.3	2,893,767
Specialized REITs	0.3	2,733,470
Building Products	0.3	2,663,252
Commercial Services & Supplies	0.3	2,598,333
Asset-Backed Securities	0.3	2,223,347
Personal Care Products	0.2	2,139,761
Industrial REITs	0.2	2,064,077
Consumer Finance	0.2	1,923,153
Trading Companies & Distributors	0.2	1,912,294
Construction & Engineering	0.2	1,706,618
Air Freight & Logistics	0.2	1,505,895
Construction Materials	0.2	1,503,089
Retail REITs	0.1	1,155,721
Residential REITs	0.1	976,425
Wireless Telecommunication Services	0.1	877,035
Health Care REITs	0.1	867,285
Household Durables	0.1	836,586
Containers & Packaging	0.1	802,763
Independent Power & Renewable Electricity Producers	0.1	674,054
Energy Equipment & Services	0.1	633,077
Municipal Government Obligation	0.1	509,787
Transportation Infrastructure	0.1	454,876
Passenger Airlines	0.1	397,891
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Automobile Components	0.0 *%	$387,659
Gas Utilities	0.0 *	384,029
Water Utilities	0.0 *	347,027
Health Care Technology	0.0 *	324,418
Paper & Forest Products	0.0 *	323,031
Distributors	0.0 *	243,573
Diversified REITs	0.0 *	198,001
Marine Transportation	0.0 *	194,707
Office REITs	0.0 *	90,571
Mortgage Real Estate Investment Trusts	0.0 *	64,496
Diversified Consumer Services	0.0 *	58,497
Investments	84.9	775,587,207
Short-Term Investments	15.1	138,211,570
Total Investments	100.0%	$ 913,798,777
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Common Stocks	$325,869,190	$96,403,189	$58	$422,272,437
Foreign Government Obligations	—	175,695,632	—	175,695,632
Corporate Debt Securities	—	73,320,133	46,928	73,367,061
U.S. Government Agency Obligations	—	40,215,988	—	40,215,988
U.S. Government Obligations	—	38,709,167	—	38,709,167
Mortgage-Backed Securities	—	22,208,843	—	22,208,843
Asset-Backed Securities	—	2,223,347	—	2,223,347
Municipal Government Obligation	—	509,787	—	509,787
Preferred Stocks	—	384,945	—	384,945
Convertible Bonds	—	—	0	0
Warrant	—	—	0	0
Short-Term U.S. Government Obligations	—	73,165,684	—	73,165,684
Other Investment Company	2,020,779	—	—	2,020,779
Repurchase Agreement	—	63,025,107	—	63,025,107
Total Investments	$327,889,969	$585,861,822	$46,986	$913,798,777
Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$1,612,077	$—	$1,612,077
Over-the-Counter Swap Agreements	—	12,140,627	—	12,140,627
Futures Contracts (T)	976,078	—	—	976,078
Forward Foreign Currency Contracts (T)	—	5,694,071	—	5,694,071
Total Other Financial Instruments	$976,078	$19,446,775	$—	$20,422,853
LIABILITIES
Other Financial Instruments
Centrally Cleared Swap Agreements	$—	$(30,288)	$—	$(30,288)
Over-the-Counter Swap Agreements	—	(4,171,074)	—	(4,171,074)
Futures Contracts (T)	(1,445,211)	—	—	(1,445,211)
Forward Foreign Currency Contracts (T)	—	(4,924,832)	—	(4,924,832)
Total Other Financial Instruments	$(1,445,211)	$(9,126,194)	$—	$(10,571,405)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2025, the total value of the securities is $46,986, representing less than 0.0% of the Portfolio’s net assets.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2025, the total value of the securities is $46,986, representing 0.0% of the Portfolio’s net assets.
(D)	Restricted security. At June 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0%*

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $7,771,655, collateralized by cash collateral of $2,020,779 and non-cash collateral, such as U.S. government securities of $6,274,623. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $39,906,006, representing 4.3% of the
Portfolio's net assets.

(G)	Security deemed worthless.
(H)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2025, the total value of the Regulation S securities is $97,936,617, representing
10.6% of the Portfolio's net assets.

(I)
Floating or variable rate security. The rate disclosed is as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(J)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(K)	Perpetual maturity. The date displayed is the next call date.
(L)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(M)	Rate disclosed reflects the yield at June 30, 2025.
(N)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2025, the value of this security is $0, representing 0.0% of the Portfolio's net assets.

(O)	Rounds to less than $1 or $(1).
(P)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(Q)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(R)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Portfolio.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CPI	Consumer Price Index
EUREX	Eurex Exchange (German Derivatives Exchange)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
TONA	Tokyo Overnight Average
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $783,961,858) (including securities loaned of $7,771,655)	$850,773,670
Repurchase agreement, at value (cost $63,025,107)	63,025,107
Cash	76,795
Cash collateral pledged at broker for:
Prime broker securities	3,066,734
Centrally cleared swap agreements	1,485,450
OTC derivatives (A)	1,486,000
Futures contracts	4,306,521
OTC swap agreements, at value (premium paid $0)	12,140,627
Foreign currency, at value (cost $6,805,595)	6,748,765
Receivables and other assets:
Investments sold	13,946,696
Net income from securities lending	1,762
Dividends	318,713
Interest	2,323,471
Tax reclaims	834,158
Variation margin receivable on centrally cleared swap agreements	1,295,438
Variation margin receivable on futures contracts	97,610
Unrealized appreciation on forward foreign currency contracts	5,694,071
Prepaid expenses	3,916
Total assets	967,625,504
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,020,779
Cash collateral at broker for:
OTC derivatives (A)	8,103,809
OTC swap agreements, at value (premium received $0)	4,171,074
Payables and other liabilities:
Investments purchased	3,703,250
When-issued, delayed-delivery, forward and TBA commitments purchased	19,609,262
Shares of beneficial interest redeemed	1,296,027
Investment management fees	505,909
Distribution and service fees	152,540
Transfer agent costs	1,072
Trustee and CCO fees	4,200
Audit and tax fees	33,299
Custody fees	75,082
Legal fees	16,558
Printing and shareholder reports fees	36,635
Other accrued expenses	22,309
Unrealized depreciation on forward foreign currency contracts	4,924,832
Total liabilities	44,676,637
Net assets	$922,948,867
Net assets consist of:
Capital stock ($0.01 par value)	$846,537
Additional paid-in capital	812,414,239
Total distributable earnings (accumulated losses)	109,688,091
Net assets	$922,948,867
Net assets by class:
Initial Class	$195,360,779
Service Class	727,588,088
Shares outstanding:
Initial Class	33,765,070
Service Class	50,888,677
Net asset value and offering price per share:
Initial Class	$5.79
Service Class	14.30

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$4,638,077
Interest income	8,346,087
Net income from securities lending	22,283
Withholding taxes on foreign income	(323,823)
Total investment income	12,682,624
Expenses:
Investment management fees	2,962,541
Distribution and service fees:
Service Class	893,432
Transfer agent costs	5,253
Trustee and CCO fees	22,940
Audit and tax fees	32,621
Custody fees	172,767
Legal fees	61,716
Printing and shareholder reports fees	38,312
Interest	58,629
Other	32,959
Total expenses	4,281,170
Net investment income (loss)	8,401,454
Net realized gain (loss) on:
Investments	16,991,709
Swap agreements	431,644
Futures contracts	1,070,022
Forward foreign currency contracts	1,720,975
Foreign currency transactions	(582,257)
Net realized gain (loss)	19,632,093
Net change in unrealized appreciation (depreciation) on:
Investments	45,116,971
Swap agreements	14,009,722
Futures contracts	(1,025,129)
Forward foreign currency contracts	239,835
Translation of assets and liabilities denominated in foreign currencies	1,484,273
Net change in unrealized appreciation (depreciation)	59,825,672
Net realized and change in unrealized gain (loss)	79,457,765
Net increase (decrease) in net assets resulting from operations	$87,859,219
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$8,401,454	$18,122,104
Net realized gain (loss)	19,632,093	59,160,604
Net change in unrealized appreciation (depreciation)	59,825,672	(9,514,043)
Net increase (decrease) in net assets resulting from operations	87,859,219	67,768,665
Dividends and/or distributions to shareholders:
Initial Class	—	(23,246,504)
Service Class	—	(35,756,503)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(59,003,007)
Capital share transactions:
Proceeds from shares sold:
Initial Class	151,378	211,495
Service Class	1,069,154	3,508,004
	1,220,532	3,719,499
Dividends and/or distributions reinvested:
Initial Class	—	23,246,504
Service Class	—	35,756,503
	—	59,003,007
Cost of shares redeemed:
Initial Class	(21,843,442)	(37,616,009)
Service Class	(76,884,733)	(145,535,461)
	(98,728,175)	(183,151,470)
Net increase (decrease) in net assets resulting from capital share transactions	(97,507,643)	(120,428,964)
Net increase (decrease) in net assets	(9,648,424)	(111,663,306)
Net assets:
Beginning of period/year	932,597,291	1,044,260,597
End of period/year	$922,948,867	$932,597,291
Capital share transactions - shares:
Shares issued:
Initial Class	28,111	38,217
Service Class	79,531	268,020
	107,642	306,237
Shares reinvested:
Initial Class	—	4,369,644
Service Class	—	2,714,996
	—	7,084,640
Shares redeemed:
Initial Class	(4,126,939)	(6,742,695)
Service Class	(5,740,653)	(11,102,492)
	(9,867,592)	(17,845,187)
Net increase (decrease) in shares outstanding:
Initial Class	(4,098,828)	(2,334,834)
Service Class	(5,661,122)	(8,119,476)
	(9,759,950)	(10,454,310)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$5.25	$5.50	$5.25	$9.14	$9.92	$9.08
Investment operations:
Net investment income (loss)(A)	0.06	0.11	0.11	0.06	0.08	0.06
Net realized and unrealized gain (loss)	0.48	0.30	0.59	(1.60)	0.73	1.56
Total investment operations	0.54	0.41	0.70	(1.54)	0.81	1.62
Dividends and/or distributions to shareholders:
Net investment income	—	(0.66)	—	(0.06)	(0.13)	(0.19)
Net realized gains	—	—	(0.45)	(2.29)	(1.46)	(0.59)
Total dividends and/or distributions to shareholders	—	(0.66)	(0.45)	(2.35)	(1.59)	(0.78)
Net asset value, end of period/year	$5.79	$5.25	$5.50	$5.25	$9.14	$9.92
Total return(B)	10.29%(C)	7.27%	13.89%	(17.51)%	8.42%	18.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$195,361	$198,629	$221,294	$210,172	$299,521	$294,447
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.74%(D)	0.77%	0.78%	0.79%	0.73%	0.75%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.75%(D)	0.82%(E)	0.98%(E)	0.89%	0.84%(F)	0.83%(F)
Net investment income (loss) to average net assets	2.05%(D)	2.01%	1.99%	0.86%	0.82%	0.62%
Portfolio turnover rate	27%(C)	59%	82%	51%	65%	151%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.
(F)	Does not include expenses of the underlying investments in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.98	$12.73	$11.61	$16.84	$17.04	$15.06
Investment operations:
Net investment income (loss)(A)	0.12	0.23	0.21	0.09	0.08	0.05
Net realized and unrealized gain (loss)	1.20	0.64	1.36	(3.02)	1.27	2.67
Total investment operations	1.32	0.87	1.57	(2.93)	1.35	2.72
Dividends and/or distributions to shareholders:
Net investment income	—	(0.62)	—	(0.01)	(0.09)	(0.15)
Net realized gains	—	—	(0.45)	(2.29)	(1.46)	(0.59)
Total dividends and/or distributions to shareholders	—	(0.62)	(0.45)	(2.30)	(1.55)	(0.74)
Net asset value, end of period/year	$14.30	$12.98	$12.73	$11.61	$16.84	$17.04
Total return(B)	10.17%(C)	6.78%	13.69%	(17.76)%	8.18%	18.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$727,588	$733,968	$822,967	$849,607	$1,181,323	$1,254,989
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.98%(D)	1.02%	1.03%	1.00%	0.97%	0.99%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.00%(D)	1.07%(E)	1.23%(E)	1.10%	1.08%(F)	1.09%(F)
Net investment income (loss) to average net assets	1.80%(D)	1.76%	1.74%	0.62%	0.48%	0.30%
Portfolio turnover rate	27%(C)	59%	82%	51%	65%	151%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expenses outside the operating expense limit.
(F)	Does not include expenses of the underlying investments in which the Portfolio invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
Transamerica Cayman Morgan Stanley Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Consolidated Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Consolidated Statement of Assets and Liabilities.
2. BASIS FOR CONSOLIDATION
Transamerica Cayman Morgan Stanley Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.
At June 30, 2025, the net assets of the Subsidiary as a percentage of the Portfolio's net assets is as follows:
Subsidiary Net Assets	Percentage of Net Assets
$48,826,733	5.29%
3. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. SIGNIFICANT ACCOUNTING POLICIES (continued)
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
4. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. INVESTMENT VALUATION (continued)
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
5. SECURITIES AND OTHER INVESTMENTS
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at June 30, 2025, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. SECURITIES AND OTHER INVESTMENTS (continued)
REITs held at June 30, 2025, if any, are identified within the Consolidated Schedule of Investments.
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2025, if any, are identified within the Consolidated Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2025, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Consolidated Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$2,020,779	$—	$—	$—	$2,020,779
Total Borrowings	$2,020,779	$—	$—	$—	$2,020,779
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate ("LIBOR") forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.
For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.
Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.
Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio's investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.
Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.
Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2025, if any, are listed within the Consolidated Schedule of Investments.
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at June 30, 2025, are listed within the Consolidated Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps: Total distributable earnings (accumulated losses) (A)(B)	$1,612,077	$—	$—	$—	$—	$1,612,077
OTC swaps: OTC swap agreements, at value	—	—	12,140,627	—	—	12,140,627
Futures contracts: Total distributable earnings (accumulated losses) (A)(C)	841,140	—	134,938	—	—	976,078
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	—	5,694,071	—	—	—	5,694,071
Total	$2,453,217	$5,694,071	$12,275,565	$—	$—	$20,422,853
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps: Total distributable earnings (accumulated losses) (A)(B)	$(30,288)	$—	$—	$—	$—	$(30,288)
OTC swaps: OTC swap agreements, at value	—	—	(4,171,074)	—	—	(4,171,074)
Futures contracts: Total distributable earnings (accumulated losses) (A)(C)	(70,520)	—	(1,374,691)	—	—	(1,445,211)
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	—	(4,924,832)	—	—	—	(4,924,832)
Total	$(100,808)	$(4,924,832)	$(5,545,765)	$—	$—	$(10,571,405)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within Value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(C)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$379,061	$—	$—	$379,061
Swap agreements	2,574,175	—	(2,142,531)	—	—	431,644
Futures contracts	(860,120)	—	2,095,959	—	(165,817)	1,070,022
Forward foreign currency contracts	—	1,720,975	—	—	—	1,720,975
Total	$1,714,055	$1,720,975	$332,489	$—	$(165,817)	$3,601,702

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$1,065,009	$—	$12,944,713	$—	$—	$14,009,722
Futures contracts	1,018,411	—	(1,683,142)	—	(360,398)	(1,025,129)
Forward foreign currency contracts	—	239,835	—	—	—	239,835
Total	$2,083,420	$239,835	$11,261,571	$—	$(360,398)	$13,224,428

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Interest rate swaps:
Average notional value — pays fixed rate	$92,699,496
Average notional value — receives fixed rate	29,335,843
Total return swaps:
Average notional value — long	313,928,458
Average notional value — short	(105,758,323)
Futures contracts:
Average notional value of contracts — long	84,697,696
Average notional value of contracts — short	(94,323,085)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	181,316,259
Average contract amounts sold — in USD	158,101,489
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. For financial reporting
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$4,552,336	$(545,005)	$(3,695,585)	$311,746	$545,005	$(545,005)	$—	$—
BNP Paribas	1,860,201	(1,860,201)	—	—	1,898,506	(1,860,201)	(38,305)	—
Citibank, N.A.	4,728,766	—	(4,403,809)	324,957	—	—	—	—
Deutsche Bank AG	2,925	—	—	2,925	—	—	—	—
Goldman Sachs International	3,563,866	(3,563,866)	—	—	4,210,363	(3,563,866)	—	646,497
JPMorgan Chase Bank, N.A.	1,989,825	(1,989,825)	—	—	2,241,295	(1,989,825)	(251,470)	—
UBS AG	215,249	(34,920)	—	180,329	34,920	(34,920)	—	—
Other Derivatives (C)	3,509,685	—	—	3,509,685	1,641,316	—	—	1,641,316
Total	$20,422,853	$(7,993,817)	$(8,099,394)	$4,329,642	$10,571,405	$(7,993,817)	$(289,775)	$2,287,813

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)
Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

8. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Commodities and commodity-related securities risk: Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Subsidiary risk: By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. RISK FACTORS (continued)
be held by the Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Portfolio.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
9. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Consolidated Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59
The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
For the period ended June 30, 2025, the amount waived is $216,595 for the Subsidiary and has been eliminated in the consolidation of the financial statements.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2026
Service Class	1.06	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Consolidated Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Consolidated Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
10. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$195,993,588	$2,059,025	$198,072,349	$33,578,611
11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$846,986,965	$123,388,003	$(46,776,035)	$76,611,968
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
12. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for the past 10-year period and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on April 30, 2020 pursuant to its current investment objective and investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2025.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders. The Board noted that the Portfolio’s expenses included customary fees paid by the Portfolio in connection with its short sale strategy. Specifically, such fees (sometimes referred to as “fees in lieu of” interest or dividends) are paid to parties lending securities to the Portfolio to compensate them for interest or dividends received by the Portfolio, but foregone by the lending parties, on the borrowed securities.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
In addition, the Board noted that TAM had agreed to waive a portion of the Portfolio’s management fee in an amount equal to the entire management fee paid to TAM by the Portfolio’s wholly-owned subsidiary.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica MSCI EAFE Index VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 6.6%
ANZ Group Holdings Ltd.	17,180	$ 329,457
APA Group	7,489	40,267
Aristocrat Leisure Ltd.	3,245	139,031
ASX Ltd.	1,181	54,226
BHP Group Ltd.	29,656	713,452
BlueScope Steel Ltd.	2,583	39,361
Brambles Ltd.	7,982	123,272
CAR Group Ltd.	2,241	55,190
Cochlear Ltd.	396	78,319
Coles Group Ltd.	7,668	105,145
Commonwealth Bank of Australia	9,772	1,189,333
Computershare Ltd.	3,098	81,273
CSL Ltd.	2,832	447,344
Evolution Mining Ltd.	11,512	59,935
Fortescue Ltd.	9,652	97,024
Goodman Group, REIT	11,856	267,289
Insurance Australia Group Ltd.	13,429	79,836
Lottery Corp. Ltd.	13,015	45,657
Macquarie Group Ltd.	2,099	315,701
Medibank Pvt Ltd.	16,144	53,613
National Australia Bank Ltd.	17,909	464,162
Northern Star Resources Ltd.	7,808	96,446
Origin Energy Ltd.	9,947	70,703
Pro Medicus Ltd.	340	63,626
Qantas Airways Ltd.	4,255	30,060
QBE Insurance Group Ltd.	8,635	132,971
REA Group Ltd.	309	48,933
Reece Ltd.	1,372	12,964
Rio Tinto Ltd.	2,181	154,393
Santos Ltd.	18,752	94,545
Scentre Group, REIT	30,109	70,717
SGH Ltd.	1,197	42,630
Sigma Healthcare Ltd.	26,547	52,252
Sonic Healthcare Ltd.	2,663	47,005
South32 Ltd.	26,289	50,236
Stockland, REIT	13,691	48,386
Suncorp Group Ltd.	6,156	87,733
Telstra Group Ltd.	23,500	74,933
Transurban Group	18,246	167,881
Vicinity Ltd., REIT	21,282	34,742
Washington H Soul Pattinson & Co. Ltd.	1,383	38,234
Wesfarmers Ltd.	6,640	370,561
Westpac Banking Corp.	20,020	446,176
WiseTech Global Ltd.	1,187	85,127
Woodside Energy Group Ltd.	11,036	170,472
Woolworths Group Ltd.	7,045	144,308
		7,414,921
Austria - 0.2%
Erste Group Bank AG	1,749	148,884
OMV AG	829	45,082
Verbund AG	373	28,656
		222,622
Belgium - 0.8%
Ageas SA	848	57,365
Anheuser-Busch InBev SA	5,782	397,804
	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	118	$ 25,411
Elia Group SA	282	32,570
Groupe Bruxelles Lambert NV	510	43,534
KBC Group NV	1,318	136,030
Lotus Bakeries NV	2	19,272
Sofina SA	83	27,452
Syensqo SA	418	32,380
UCB SA	720	141,666
		913,484
Chile - 0.1%
Antofagasta PLC	2,402	59,721
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,600	27,223
Denmark - 2.3%
AP Moller - Maersk AS, Class A	16	29,519
AP Moller - Maersk AS, Class B	27	50,212
Carlsberg AS, Class B	555	78,634
Coloplast AS, Class B	762	72,545
Danske Bank AS	3,995	163,171
Demant AS (A)	514	21,476
DSV AS	1,197	287,106
Genmab AS (A)	368	76,422
Novo Nordisk AS, Class B	18,803	1,302,935
Novonesis Novozymes, Class B	2,070	148,620
Orsted AS (A)(B)	985	42,432
Pandora AS	481	84,750
Rockwool AS, B Shares	520	24,374
Tryg AS	2,040	52,736
Vestas Wind Systems AS	5,748	86,340
		2,521,272
Finland - 1.0%
Elisa OYJ	832	46,244
Fortum OYJ	2,627	49,261
Kesko OYJ, B Shares	1,611	39,734
Kone OYJ, Class B	1,949	128,402
Metso OYJ	3,595	46,591
Neste OYJ	2,380	32,254
Nokia OYJ	31,268	162,238
Nordea Bank Abp	18,123	269,083
Orion OYJ, Class B	666	50,106
Sampo OYJ, A Shares	14,230	153,150
Stora Enso OYJ, R Shares	3,273	35,583
UPM-Kymmene OYJ	3,037	82,934
Wartsila OYJ Abp	2,912	68,823
		1,164,403
France - 10.6%
Accor SA	1,125	58,960
Aeroports de Paris SA	206	25,827
Air Liquide SA	3,379	696,753
Airbus SE	3,441	719,860
Alstom SA (A)	2,026	47,289
Amundi SA (B)	381	30,882
Arkema SA	356	26,288
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	10,359	$ 508,679
BioMerieux	229	31,675
BNP Paribas SA	5,949	533,635
Bollore SE	4,007	25,186
Bouygues SA	1,114	50,380
Bureau Veritas SA	1,846	63,008
Capgemini SE	956	163,702
Carrefour SA	3,292	46,438
Cie de Saint-Gobain SA	2,586	303,791
Cie Generale des Etablissements Michelin SCA	3,855	143,384
Covivio SA, REIT	336	21,304
Credit Agricole SA	6,147	116,291
Danone SA	3,759	307,574
Dassault Aviation SA	122	43,136
Dassault Systemes SE	3,854	139,675
Edenred SE	1,396	43,360
Eiffage SA	414	58,172
Engie SA	10,677	250,939
EssilorLuxottica SA	1,739	477,517
Eurazeo SE	263	18,803
FDJ UNITED (B)	640	25,114
Gecina SA, REIT	254	27,961
Getlink SE	1,851	35,732
Hermes International SCA	183	496,088
Ipsen SA	208	24,776
Kering SA	424	92,371
Klepierre SA, REIT	1,317	52,073
Legrand SA	1,513	202,785
L'Oreal SA	1,405	601,837
LVMH Moet Hennessy Louis Vuitton SE	1,607	841,072
Orange SA	10,798	164,434
Pernod Ricard SA	1,159	115,612
Publicis Groupe SA	1,302	147,054
Renault SA	1,168	53,897
Rexel SA	1,328	40,959
Safran SA	2,104	686,166
Sanofi SA	6,487	628,031
Sartorius Stedim Biotech	166	39,718
Schneider Electric SE	3,194	857,541
Societe Generale SA	4,195	239,972
Sodexo SA	498	30,650
Teleperformance SE	338	32,829
Thales SA	547	161,515
TotalEnergies SE	11,937	729,621
Unibail-Rodamco-Westfield, CDI (A)	4,482	21,122
Unibail-Rodamco-Westfield, REIT (A)	496	47,679
Veolia Environnement SA	3,620	129,241
Vinci SA	2,896	427,074
		11,905,432
Germany - 9.9%
adidas AG	999	233,196
Allianz SE	2,255	915,154
BASF SE	5,203	257,338
Bayer AG	5,691	171,454
Bayerische Motoren Werke AG	1,709	152,202
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	556	$ 69,888
Brenntag SE	709	46,971
Commerzbank AG	5,108	160,969
Continental AG	620	54,112
Covestro AG (A)	1,047	74,492
CTS Eventim AG & Co. KGaA	357	44,393
Daimler Truck Holding AG	2,790	132,369
Delivery Hero SE (A)(B)	1,057	28,689
Deutsche Bank AG	10,789	319,845
Deutsche Boerse AG	1,098	358,705
Deutsche Lufthansa AG	3,207	27,226
Deutsche Post AG	5,608	259,762
Deutsche Telekom AG	20,391	746,384
E.ON SE	13,116	241,671
Evonik Industries AG	1,389	28,695
Fresenius Medical Care AG	1,303	74,864
Fresenius SE & Co. KGaA	2,419	121,731
GEA Group AG	906	63,511
Hannover Rueck SE	345	108,714
Heidelberg Materials AG	788	185,571
Henkel AG & Co. KGaA	633	45,909
Infineon Technologies AG	7,645	326,228
Knorr-Bremse AG	446	43,261
LEG Immobilien SE	436	38,809
Mercedes-Benz Group AG	4,210	245,275
Merck KGaA	730	94,651
MTU Aero Engines AG	314	139,496
Muenchener Rueckversicherungs- Gesellschaft AG	782	507,780
Nemetschek SE	355	51,472
Rational AG	28	23,528
Rheinmetall AG	261	552,719
RWE AG	3,664	153,112
SAP SE	6,095	1,863,727
Scout24 SE (B)	429	59,223
Siemens AG	4,438	1,139,937
Siemens Energy AG (A)	3,974	464,485
Siemens Healthineers AG (B)	1,946	108,031
Symrise AG	774	81,165
Talanx AG	397	51,468
Vonovia SE	4,455	157,945
Zalando SE (A)(B)	1,326	43,754
		11,069,881
Hong Kong - 2.1%
AIA Group Ltd.	62,000	561,623
BOC Hong Kong Holdings Ltd.	21,500	93,595
CK Asset Holdings Ltd.	10,915	48,231
CK Hutchison Holdings Ltd.	16,000	98,523
CK Infrastructure Holdings Ltd.	3,500	23,178
CLP Holdings Ltd.	9,500	80,235
Futu Holdings Ltd., ADR	400	49,436
Galaxy Entertainment Group Ltd.	13,000	57,949
Hang Seng Bank Ltd.	4,400	66,027
Henderson Land Development Co. Ltd.	8,531	29,961
HKT Trust & HKT Ltd.	21,000	31,396
Hong Kong & China Gas Co. Ltd.	68,085	57,245
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	6,972	$ 375,000
Hong Kong Land Holdings Ltd.	6,600	38,082
Jardine Matheson Holdings Ltd.	900	43,256
Link, REIT	15,651	83,834
MTR Corp. Ltd.	8,687	31,238
Power Assets Holdings Ltd.	8,000	51,436
Prudential PLC	15,132	189,396
Sino Land Co. Ltd.	24,037	25,603
SITC International Holdings Co. Ltd.	8,000	25,631
Sun Hung Kai Properties Ltd.	8,350	96,217
Swire Pacific Ltd., Class A	2,500	21,430
Techtronic Industries Co. Ltd.	8,500	93,789
WH Group Ltd. (B)	50,787	48,948
Wharf Holdings Ltd.	6,000	18,268
Wharf Real Estate Investment Co. Ltd.	10,300	29,238
		2,368,765
Ireland - 0.9%
AerCap Holdings NV	1,100	128,700
AIB Group PLC	12,529	103,400
Bank of Ireland Group PLC	5,816	82,879
DCC PLC	579	37,577
Experian PLC	5,333	275,003
James Hardie Industries PLC, CDI (A)	2,489	66,838
Kerry Group PLC, Class A	953	105,294
Kingspan Group PLC	863	73,536
Ryanair Holdings PLC	4,888	138,651
		1,011,878
Israel - 1.0%
Azrieli Group Ltd.	257	23,667
Bank Hapoalim BM	7,366	141,487
Bank Leumi Le-Israel BM	8,757	162,929
Check Point Software Technologies Ltd. (A)	550	121,687
CyberArk Software Ltd. (A)	300	122,064
Elbit Systems Ltd.	154	68,597
ICL Group Ltd.	4,748	32,596
Isracard Ltd.	0	3
Israel Discount Bank Ltd., Class A	7,252	72,337
Mizrahi Tefahot Bank Ltd.	896	58,448
Monday.com Ltd. (A)	240	75,475
Nice Ltd. (A)	362	61,364
Teva Pharmaceutical Industries Ltd., ADR (A)	6,415	107,515
Wix.com Ltd. (A)	300	47,538
		1,095,707
Italy - 2.9%
Banca Mediolanum SpA	1,286	22,162
Banco BPM SpA	6,533	76,257
BPER Banca SpA	5,968	54,167
Davide Campari-Milano NV	3,639	24,499
DiaSorin SpA	114	12,202
ENEL SpA	47,566	451,435
Eni SpA	12,921	208,727
Ferrari NV	727	356,165
FinecoBank Banca Fineco SpA	3,554	78,840
Generali	4,963	176,541
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Infrastrutture Wireless Italiane SpA (B)	1,939	$ 23,710
Intesa Sanpaolo SpA	88,472	509,635
Leonardo SpA	2,357	132,998
Mediobanca Banca di Credito Finanziario SpA	2,973	69,185
Moncler SpA	1,385	79,003
Nexi SpA (B)	2,440	14,572
Poste Italiane SpA (B)	2,795	60,053
Prysmian SpA	1,658	117,385
Recordati Industria Chimica e Farmaceutica SpA	706	44,376
Snam SpA	11,729	71,004
Telecom Italia SpA (A)	60,710	29,998
Terna - Rete Elettrica Nazionale	8,102	83,296
UniCredit SpA	8,195	549,748
Unipol Assicurazioni SpA	2,036	40,323
		3,286,281
Japan - 21.3%
Advantest Corp.	4,500	333,589
Aeon Co. Ltd.	4,300	131,807
AGC, Inc.	1,200	35,203
Aisin Corp.	3,000	38,377
Ajinomoto Co., Inc.	5,400	146,465
ANA Holdings, Inc.	1,000	19,580
Asahi Group Holdings Ltd.	8,500	113,621
Asahi Kasei Corp.	7,100	50,543
Asics Corp.	3,800	96,901
Astellas Pharma, Inc.	10,500	102,805
Bandai Namco Holdings, Inc.	3,400	121,853
Bridgestone Corp.	3,300	134,944
Canon, Inc.	5,400	156,620
Capcom Co. Ltd.	2,000	68,303
Central Japan Railway Co.	4,500	100,596
Chiba Bank Ltd.	3,500	32,346
Chubu Electric Power Co., Inc.	3,600	44,548
Chugai Pharmaceutical Co. Ltd.	3,900	203,649
Concordia Financial Group Ltd.	6,200	40,237
Dai Nippon Printing Co. Ltd.	2,200	33,396
Daifuku Co. Ltd.	1,900	48,879
Dai-ichi Life Holdings, Inc.	20,600	156,614
Daiichi Sankyo Co. Ltd.	10,000	231,681
Daikin Industries Ltd.	1,500	176,075
Daito Trust Construction Co. Ltd.	400	43,567
Daiwa House Industry Co. Ltd.	3,300	113,397
Daiwa Securities Group, Inc.	7,800	55,396
Denso Corp.	11,000	148,448
Dentsu Group, Inc.	1,200	26,590
Disco Corp.	500	148,122
East Japan Railway Co.	5,300	114,008
Eisai Co. Ltd.	1,600	45,953
ENEOS Holdings, Inc.	15,800	78,318
FANUC Corp.	5,400	146,595
Fast Retailing Co. Ltd.	1,100	377,150
Fuji Electric Co. Ltd.	800	36,841
FUJIFILM Holdings Corp.	6,600	142,927
Fujikura Ltd.	1,500	78,908
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu Ltd.	10,300	$ 249,871
Hankyu Hanshin Holdings, Inc.	1,300	35,339
Hikari Tsushin, Inc.	100	29,527
Hitachi Ltd.	26,800	778,924
Honda Motor Co. Ltd.	24,600	237,214
Hoshizaki Corp.	600	20,675
Hoya Corp.	2,000	237,524
Hulic Co. Ltd.	2,900	29,252
Idemitsu Kosan Co. Ltd.	5,500	33,354
IHI Corp.	900	97,347
Inpex Corp.	5,300	74,397
Isuzu Motors Ltd.	3,300	41,804
ITOCHU Corp.	6,900	361,318
Japan Airlines Co. Ltd.	700	14,277
Japan Exchange Group, Inc.	5,800	58,754
Japan Post Bank Co. Ltd.	10,700	115,352
Japan Post Holdings Co. Ltd.	10,300	95,401
Japan Post Insurance Co. Ltd.	1,200	27,168
Japan Tobacco, Inc.	7,000	206,216
JFE Holdings, Inc.	3,400	39,551
Kajima Corp.	2,500	65,204
Kansai Electric Power Co., Inc.	5,500	65,229
Kao Corp.	2,700	120,975
Kawasaki Kisen Kaisha Ltd.	2,300	32,573
KDDI Corp.	18,000	309,070
Keyence Corp.	1,100	439,811
Kikkoman Corp.	3,800	35,248
Kirin Holdings Co. Ltd.	4,500	63,061
Kobe Bussan Co. Ltd.	800	24,844
Komatsu Ltd.	5,200	171,566
Konami Group Corp.	600	94,861
Kubota Corp.	5,700	64,278
Kyocera Corp.	7,400	88,877
Kyowa Kirin Co. Ltd.	1,500	25,676
Lasertec Corp.	500	67,030
LY Corp.	16,500	60,763
M3, Inc.	2,600	35,715
Makita Corp.	1,400	43,117
Marubeni Corp.	8,200	165,297
MatsukiyoCocokara & Co.	2,000	41,141
MEIJI Holdings Co. Ltd.	1,400	30,959
Minebea Mitsumi, Inc.	2,100	30,710
Mitsubishi Chemical Group Corp.	7,900	41,523
Mitsubishi Corp.	20,000	399,638
Mitsubishi Electric Corp.	11,100	238,750
Mitsubishi Estate Co. Ltd.	6,100	114,357
Mitsubishi HC Capital, Inc.	5,400	39,759
Mitsubishi Heavy Industries Ltd.	18,700	467,956
Mitsubishi UFJ Financial Group, Inc.	67,000	913,450
Mitsui & Co. Ltd.	14,400	293,471
Mitsui Fudosan Co. Ltd.	15,500	150,057
Mitsui OSK Lines Ltd.	2,000	66,799
Mizuho Financial Group, Inc.	13,900	385,863
MonotaRO Co. Ltd.	1,400	27,560
MS&AD Insurance Group Holdings, Inc.	7,400	165,431
Murata Manufacturing Co. Ltd.	9,600	141,895
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
NEC Corp.	7,200	$ 210,060
Nexon Co. Ltd.	2,000	40,283
Nidec Corp.	4,800	93,279
Nintendo Co. Ltd.	6,400	614,591
Nippon Building Fund, Inc., REIT	45	41,552
Nippon Paint Holdings Co. Ltd.	5,600	45,037
Nippon Sanso Holdings Corp.	1,000	37,841
Nippon Steel Corp.	5,500	104,016
Nippon Telegraph & Telephone Corp.	173,800	185,811
Nippon Yusen KK	2,600	93,535
Nissan Motor Co. Ltd. (A)	13,200	31,938
Nissin Foods Holdings Co. Ltd.	1,200	24,930
Nitori Holdings Co. Ltd.	500	48,125
Nitto Denko Corp.	4,100	79,177
Nomura Holdings, Inc.	17,500	115,320
Nomura Research Institute Ltd.	2,200	87,994
Obayashi Corp.	3,800	57,577
OBIC Co. Ltd.	1,900	73,882
Olympus Corp.	6,500	77,209
Omron Corp.	1,000	26,956
Ono Pharmaceutical Co. Ltd.	2,000	21,676
Oracle Corp.	200	23,838
Oriental Land Co. Ltd.	6,200	142,797
ORIX Corp.	6,800	153,453
Osaka Gas Co. Ltd.	2,100	53,865
Otsuka Corp.	1,300	26,483
Otsuka Holdings Co. Ltd.	2,600	128,906
Pan Pacific International Holdings Corp.	2,200	75,669
Panasonic Holdings Corp.	13,600	145,511
Rakuten Group, Inc. (A)	8,700	47,939
Recruit Holdings Co. Ltd.	8,200	482,214
Renesas Electronics Corp.	9,900	122,477
Resona Holdings, Inc.	11,900	109,906
Ricoh Co. Ltd.	3,100	29,256
Sanrio Co. Ltd.	1,000	48,356
SBI Holdings, Inc.	1,600	55,752
SCREEN Holdings Co. Ltd.	500	40,656
SCSK Corp.	900	27,115
Secom Co. Ltd.	2,500	89,812
Sekisui Chemical Co. Ltd.	2,200	39,843
Sekisui House Ltd.	3,500	77,033
Seven & i Holdings Co. Ltd.	12,900	207,630
SG Holdings Co. Ltd.	2,000	22,276
Shimadzu Corp.	1,300	32,140
Shimano, Inc.	400	57,992
Shin-Etsu Chemical Co. Ltd.	10,500	346,731
Shionogi & Co. Ltd.	4,400	79,210
Shiseido Co. Ltd.	2,500	44,652
SMC Corp.	300	107,509
SoftBank Corp.	166,300	257,590
SoftBank Group Corp.	5,600	407,154
Sompo Holdings, Inc.	5,100	153,687
Sony Group Corp.	35,900	933,411
Subaru Corp.	3,400	58,944
Sumitomo Corp.	6,400	165,163
Sumitomo Electric Industries Ltd.	4,300	92,207
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Metal Mining Co. Ltd.	1,400	$ 34,503
Sumitomo Mitsui Financial Group, Inc.	21,400	538,872
Sumitomo Mitsui Trust Group, Inc.	3,800	101,070
Sumitomo Realty & Development Co. Ltd.	1,800	69,515
Suntory Beverage & Food Ltd.	800	25,584
Suzuki Motor Corp.	9,100	109,712
Sysmex Corp.	2,900	50,481
T&D Holdings, Inc.	2,800	61,460
Taisei Corp.	1,000	58,241
Takeda Pharmaceutical Co. Ltd.	9,300	287,119
TDK Corp.	11,300	131,900
Terumo Corp.	7,800	143,145
TIS, Inc.	1,200	40,212
Toho Co. Ltd.	700	41,297
Tokio Marine Holdings, Inc.	10,700	453,477
Tokyo Electron Ltd.	2,600	497,924
Tokyo Gas Co. Ltd.	2,000	66,524
Tokyo Metro Co. Ltd.	1,700	19,782
Tokyu Corp.	3,200	38,068
TOPPAN Holdings, Inc.	1,400	38,034
Toray Industries, Inc.	8,100	55,447
Toyota Industries Corp.	1,000	112,863
Toyota Motor Corp.	55,300	952,431
Toyota Tsusho Corp.	3,700	83,810
Trend Micro, Inc.	700	48,416
Unicharm Corp.	6,400	46,213
West Japan Railway Co.	2,600	59,439
Yakult Honsha Co. Ltd.	1,500	28,249
Yamaha Motor Co. Ltd.	5,500	41,157
Yokogawa Electric Corp.	1,300	34,728
Zensho Holdings Co. Ltd.	600	36,316
ZOZO, Inc.	2,400	25,931
		23,810,517
Luxembourg - 0.2%
ArcelorMittal SA	2,719	86,340
CVC Capital Partners PLC (B)	1,285	26,421
Eurofins Scientific SE	762	54,304
Tenaris SA	2,362	44,275
		211,340
Macau - 0.0% *
Sands China Ltd.	14,400	30,095
Netherlands - 4.7%
ABN AMRO Bank NV (B)	2,677	73,098
Adyen NV (A)(B)	145	266,298
Akzo Nobel NV	984	69,041
Argenx SE (A)	358	198,183
ASM International NV	269	172,558
ASML Holding NV	2,299	1,842,274
BE Semiconductor Industries NV	494	73,879
Euronext NV (B)	450	77,104
EXOR NV	482	48,657
Ferrovial SE	2,936	156,614
Heineken Holding NV	755	56,338
Heineken NV	1,659	144,736
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
IMCD NV	347	$ 46,670
ING Groep NV, Series N	18,164	398,113
JDE Peet's NV	1,076	30,735
Koninklijke Ahold Delhaize NV	5,275	220,318
Koninklijke KPN NV	22,811	111,276
Koninklijke Philips NV	4,718	113,290
NN Group NV	1,563	104,001
Prosus NV	7,653	429,383
Qiagen NV (A)	1,255	60,465
Randstad NV	646	29,859
Stellantis NV	11,739	117,579
Universal Music Group NV	6,326	205,219
Wolters Kluwer NV	1,370	229,116
		5,274,804
New Zealand - 0.3%
Auckland International Airport Ltd.	9,710	45,840
Contact Energy Ltd.	4,771	26,182
Fisher & Paykel Healthcare Corp. Ltd.	3,435	75,449
Infratil Ltd.	5,502	35,503
Meridian Energy Ltd.	8,176	29,404
Xero Ltd. (A)	828	97,977
		310,355
Norway - 0.6%
Aker BP ASA	1,778	45,436
DNB Bank ASA	5,277	145,933
Equinor ASA	4,934	124,604
Gjensidige Forsikring ASA	1,247	31,611
Kongsberg Gruppen ASA	2,560	99,269
Mowi ASA	2,833	54,715
Norsk Hydro ASA	8,194	46,922
Orkla ASA	4,350	47,378
Salmar ASA	344	14,908
Telenor ASA	3,600	56,060
Yara International ASA	911	33,618
		700,454
Poland - 0.0% *
InPost SA (A)	1,366	22,732
Portugal - 0.2%
EDP SA	18,029	78,323
Galp Energia SGPS SA	2,408	44,081
Jeronimo Martins SGPS SA	1,671	42,306
		164,710
Singapore - 1.7%
CapitaLand Ascendas, REIT	21,103	44,531
CapitaLand Integrated Commercial Trust, REIT	35,159	60,037
CapitaLand Investment Ltd.	13,294	27,713
DBS Group Holdings Ltd.	12,480	440,570
Genting Singapore Ltd.	34,800	19,573
Grab Holdings Ltd., Class A (A)	13,300	66,899
Keppel Ltd.	8,500	49,636
Oversea-Chinese Banking Corp. Ltd.	19,660	252,106
Sea Ltd., ADR (A)	2,200	351,868
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sembcorp Industries Ltd.	5,300	$ 28,552
Singapore Airlines Ltd.	8,800	48,266
Singapore Exchange Ltd.	5,000	58,546
Singapore Technologies Engineering Ltd.	9,200	56,411
Singapore Telecommunications Ltd.	42,700	128,731
United Overseas Bank Ltd.	7,400	209,447
Wilmar International Ltd.	11,400	25,733
		1,868,619
Spain - 3.1%
Acciona SA	144	25,973
ACS Actividades de Construccion y Servicios SA	1,048	72,844
Aena SME SA (B)	4,290	114,516
Amadeus IT Group SA	2,632	222,360
Banco Bilbao Vizcaya Argentaria SA	33,693	518,814
Banco de Sabadell SA	30,576	97,340
Banco Santander SA	88,531	733,114
Bankinter SA	3,876	50,599
CaixaBank SA	22,792	197,489
Cellnex Telecom SA (A)(B)	2,843	110,702
EDP Renovaveis SA	1,868	20,902
Endesa SA	1,863	59,011
Grifols SA (A)	1,799	21,951
Iberdrola SA	33,875	651,688
Industria de Diseno Textil SA	6,383	332,980
Redeia Corp. SA	2,377	50,862
Repsol SA	6,682	97,734
Telefonica SA	21,190	111,525
		3,490,404
Sweden - 3.6%
AddTech AB, B Shares	1,452	49,501
Alfa Laval AB	1,671	70,380
Assa Abloy AB, Class B	5,833	182,361
Atlas Copco AB, A Shares	15,574	251,769
Atlas Copco AB, B Shares	9,221	131,239
Beijer Ref AB	2,362	37,275
Boliden AB (A)	1,594	49,812
Epiroc AB, Class A	3,694	80,381
Epiroc AB, Class B	2,285	43,809
EQT AB	2,192	73,533
Essity AB, Class B	3,580	99,126
Evolution AB (B)	926	73,546
Fastighets AB Balder, B Shares (A)	3,910	29,146
H&M Hennes & Mauritz AB, B Shares	3,278	46,168
Hexagon AB, B Shares	11,892	119,866
Holmen AB, B Shares	428	16,954
Industrivarden AB, A Shares	709	25,775
Industrivarden AB, C Shares	942	34,111
Indutrade AB	1,525	41,640
Investment AB Latour, B Shares	814	21,469
Investor AB, B Shares	9,968	295,386
L E Lundbergforetagen AB, B Shares	413	20,616
Lifco AB, B Shares	1,364	55,279
Nibe Industrier AB, B Shares	8,509	36,330
Saab AB, Class B	1,898	106,123
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Sagax AB, Class B	1,405	$ 32,194
Sandvik AB	6,174	141,769
Securitas AB, B Shares	2,923	43,764
Skandinaviska Enskilda Banken AB, Class A	9,129	159,123
Skanska AB, B Shares	1,998	46,543
SKF AB, B Shares	1,916	44,011
Spotify Technology SA (A)	900	690,606
Svenska Cellulosa AB SCA, Class B	3,536	45,978
Svenska Handelsbanken AB, A Shares	8,542	114,354
Swedbank AB, A Shares	4,984	132,008
Swedish Orphan Biovitrum AB (A)	1,149	34,970
Tele2 AB, B Shares	3,286	47,967
Telefonaktiebolaget LM Ericsson, B Shares	16,116	137,716
Telia Co. AB	13,851	49,820
Trelleborg AB, B Shares	1,246	46,415
Volvo AB, A Shares	51	1,438
Volvo AB, B Shares	9,255	260,414
		4,020,685
Switzerland - 9.8%
ABB Ltd.	9,245	554,042
Alcon AG	2,905	257,624
Avolta AG	548	29,850
Baloise Holding AG	248	58,491
Banque Cantonale Vaudoise	182	20,991
Barry Callebaut AG	20	21,861
BKW AG	117	25,652
Chocoladefabriken Lindt & Spruengli AG	3	200,433
Cie Financiere Richemont SA, Class A	3,142	594,569
Coca-Cola HBC AG	1,280	66,871
DSM-Firmenich AG	1,065	113,300
EMS-Chemie Holding AG	39	29,484
Galderma Group AG	702	102,040
Geberit AG	192	151,209
Givaudan SA	53	257,025
Glencore PLC (A)	59,400	231,461
Helvetia Holding AG	227	53,294
Holcim AG	3,050	226,490
Julius Baer Group Ltd.	1,209	82,012
Kuehne & Nagel International AG	293	63,447
Logitech International SA	915	82,976
Lonza Group AG	420	300,369
Nestle SA	15,295	1,520,726
Novartis AG	11,100	1,347,286
Partners Group Holding AG	132	172,699
Roche Holding AG	4,288	1,403,615
Sandoz Group AG	2,467	135,200
Schindler Holding AG	375	138,376
SGS SA	930	94,428
SIG Group AG	1,873	34,645
Sika AG	875	238,073
Sonova Holding AG	289	86,187
STMicroelectronics NV	3,805	116,669
Straumann Holding AG	635	83,115
Swatch Group AG	170	27,754
Swiss Life Holding AG	169	171,090
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Prime Site AG	470	$ 70,558
Swiss Re AG	1,756	303,765
Swisscom AG	146	103,673
Temenos AG	353	25,358
UBS Group AG	19,039	646,407
VAT Group AG (B)	159	67,373
Zurich Insurance Group AG	855	598,263
		10,908,751
United Kingdom - 13.7%
3i Group PLC	5,667	320,708
Admiral Group PLC	1,503	67,495
Anglo American PLC	6,474	190,840
Ashtead Group PLC	2,528	162,111
Associated British Foods PLC	1,951	55,124
AstraZeneca PLC	9,053	1,259,898
Auto Trader Group PLC (B)	5,129	58,095
Aviva PLC	15,670	133,222
BAE Systems PLC	17,615	457,160
Barclays PLC	82,782	382,516
Barratt Redrow PLC	7,748	48,518
BP PLC	92,626	461,490
British American Tobacco PLC	11,579	550,539
BT Group PLC	34,347	91,456
Bunzl PLC	1,955	62,299
Centrica PLC	30,912	68,587
Coca-Cola Europacific Partners PLC	1,347	124,894
Compass Group PLC	9,786	331,471
Croda International PLC	815	32,721
Diageo PLC	12,838	323,724
Entain PLC	3,509	43,461
GSK PLC	23,813	454,030
Haleon PLC	52,096	267,754
Halma PLC	2,160	94,941
Hikma Pharmaceuticals PLC	922	25,160
HSBC Holdings PLC	103,192	1,248,229
Imperial Brands PLC	4,540	179,376
Informa PLC	7,781	86,145
InterContinental Hotels Group PLC	852	97,414
International Consolidated Airlines Group SA	7,146	33,666
Intertek Group PLC	938	61,100
J Sainsbury PLC	10,832	43,110
JD Sports Fashion PLC	13,869	16,913
Kingfisher PLC	10,593	42,304
Land Securities Group PLC, REIT	4,185	36,350
Legal & General Group PLC	34,395	120,346
Lloyds Banking Group PLC	349,426	367,427
London Stock Exchange Group PLC	2,787	407,591
M&G PLC	13,300	47,012
Marks & Spencer Group PLC	12,201	59,383
Melrose Industries PLC	7,350	53,531
Mondi PLC	2,478	40,492
National Grid PLC	28,646	420,485
NatWest Group PLC	47,277	332,024
Next PLC	692	118,189
Pearson PLC	3,546	52,236
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Phoenix Group Holdings PLC	4,054	$ 36,677
Reckitt Benckiser Group PLC	3,934	268,011
RELX PLC	10,797	585,172
Rentokil Initial PLC	14,809	71,450
Rio Tinto PLC	6,602	384,263
Rolls-Royce Holdings PLC	49,548	656,642
Sage Group PLC	5,650	97,026
Schroders PLC	4,819	23,965
Segro PLC, REIT	7,435	69,600
Severn Trent PLC	1,572	59,063
Shell PLC	34,953	1,219,493
Smith & Nephew PLC	5,024	76,939
Smiths Group PLC	2,025	62,460
Spirax Group PLC	455	37,206
SSE PLC	6,362	160,196
Standard Chartered PLC	11,776	194,875
Tesco PLC	38,605	212,849
Unilever PLC	14,611	891,654
United Utilities Group PLC	4,144	65,072
Vodafone Group PLC	115,969	124,139
Whitbread PLC	1,082	41,988
Wise PLC, Class A (A)	4,047	57,813
WPP PLC	6,267	44,126
		15,372,216
United States - 0.1%
Amrize Ltd. (A)	3,050	152,144
Total Common Stocks (Cost $81,769,951)		109,399,416
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG
6.17% (C)	312	25,910
Dr. Ing. h.c. F. Porsche AG
5.49% (B)(C)	664	32,818
Henkel AG & Co. KGaA
3.06% (C)	962	75,597
Porsche Automobil Holding SE
5.68% (C)	863	34,260
Sartorius AG
0.34% (C)	148	37,695
Volkswagen AG
7.09% (C)	1,186	125,376
Total Preferred Stocks (Cost $464,441)		331,656
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp.,
1.80% (C), dated 06/30/2025, to be
repurchased at $1,073,008 on 07/01/2025.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $1,094,551.
$ 1,072,955	$ 1,072,955
Total Repurchase Agreement (Cost $1,072,955)	1,072,955
Total Investments (Cost $83,307,347)	110,804,027
Net Other Assets (Liabilities) - 1.0%	1,124,376
Net Assets - 100.0%	$ 111,928,403
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	17	09/19/2025	$2,245,697	$2,279,445	$33,748	$—
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.2%	$14,621,363
Pharmaceuticals	7.8	8,687,168
Insurance	5.9	6,528,628
Aerospace & Defense	3.5	3,933,623
Semiconductors & Semiconductor Equipment	3.4	3,741,406
Capital Markets	3.3	3,678,003
Oil, Gas & Consumable Fuels	3.1	3,459,608
Machinery	3.0	3,342,501
Software	2.5	2,813,206
Chemicals	2.5	2,807,888
Electrical Equipment	2.5	2,730,356
Food Products	2.5	2,718,552
Automobiles	2.4	2,616,682
Textiles, Apparel & Luxury Goods	2.3	2,545,704
Metals & Mining	2.2	2,438,276
Industrial Conglomerates	2.1	2,377,861
Entertainment	2.0	2,176,607
Trading Companies & Distributors	1.9	2,126,337
Diversified Telecommunication Services	1.9	2,066,153
Electric Utilities	1.9	2,058,434
Health Care Equipment & Supplies	1.8	2,002,728
Professional Services	1.7	1,934,002
Personal Care Products	1.6	1,729,006
Beverages	1.4	1,535,378
Hotels, Restaurants & Leisure	1.3	1,425,071
Consumer Staples Distribution & Retail	1.2	1,319,013
Financial Services	1.1	1,232,500
Household Durables	1.1	1,204,473
Real Estate Management & Development	1.1	1,185,777
Wireless Telecommunication Services	1.0	1,145,920
Multi-Utilities	1.0	1,139,475
Electronic Equipment, Instruments & Components	1.0	1,111,114
Broadline Retail	0.9	1,041,741
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Specialty Retail	0.9%	$1,011,531
Construction & Engineering	0.9	992,649
Building Products	0.9	982,879
Tobacco	0.8	936,131
IT Services	0.8	926,857
Biotechnology	0.7	778,870
Construction Materials	0.6	631,043
Automobile Components	0.6	611,472
Air Freight & Logistics	0.5	591,876
Household Products	0.5	534,856
Life Sciences Tools & Services	0.4	492,551
Ground Transportation	0.4	465,369
Technology Hardware, Storage & Peripherals	0.4	411,779
Commercial Services & Supplies	0.4	399,728
Transportation Infrastructure	0.4	389,796
Industrial REITs	0.3	381,420
Retail REITs	0.3	370,204
Marine Transportation	0.3	361,716
Passenger Airlines	0.3	311,726
Media	0.3	303,915
Communications Equipment	0.3	299,954
Health Care Providers & Services	0.3	295,852
Gas Utilities	0.3	288,905
Interactive Media & Services	0.3	282,204
Independent Power & Renewable Electricity Producers	0.2	245,850
Paper & Forest Products	0.2	221,941
Leisure Products	0.2	179,845
Water Utilities	0.1	124,135
Diversified REITs	0.1	106,040
Health Care Technology	0.1	99,341
Office REITs	0.1	69,513
Diversified Consumer Services	0.0 *	52,236
Energy Equipment & Services	0.0 *	44,275
Containers & Packaging	0.0 *	34,645
Distributors	0.0 *	25,411
Consumer Finance	0.0 *	3
Investments	99.0	109,731,072
Short-Term Investments	1.0	1,072,955
Total Investments	100.0%	$ 110,804,027
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,886,682	$107,512,734	$—	$109,399,416
Preferred Stocks	—	331,656	—	331,656
Repurchase Agreement	—	1,072,955	—	1,072,955
Total Investments	$1,886,682	$108,917,345	$—	$110,804,027
Other Financial Instruments
Futures Contracts (E)	$33,748	$—	$—	$33,748
Total Other Financial Instruments	$33,748	$—	$—	$33,748
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $1,385,379, representing 1.2% of the
Portfolio's net assets.

(C)	Rate disclosed reflects the yield at June 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(E)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $82,234,392)	$109,731,072
Repurchase agreement, at value (cost $1,072,955)	1,072,955
Cash collateral pledged at broker for:
Futures contracts	89,594
Foreign currency, at value (cost $438,105)	443,606
Receivables and other assets:
Shares of beneficial interest sold	201,964
Dividends	138,665
Interest	54
Tax reclaims	292,762
Due from investment manager	42,689
Variation margin receivable on futures contracts	2,296
Prepaid expenses	436
Total assets	112,016,093
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	6,663
Distribution and service fees	20,662
Transfer agent costs	78
Trustee and CCO fees	338
Audit and tax fees	25,481
Custody fees	25,103
Legal fees	1,274
Printing and shareholder reports fees	1,627
Other accrued expenses	6,464
Total liabilities	87,690
Net assets	$111,928,403
Net assets consist of:
Capital stock ($0.01 par value)	$73,504
Additional paid-in capital	81,987,411
Total distributable earnings (accumulated losses)	29,867,488
Net assets	$111,928,403
Net assets by class:
Initial Class	$12,184,748
Service Class	99,743,655
Shares outstanding:
Initial Class	794,745
Service Class	6,555,669
Net asset value and offering price per share:
Initial Class	$15.33
Service Class	15.21
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$2,279,663
Interest income	6,951
Withholding taxes on foreign income	(251,864)
Total investment income	2,034,750
Expenses:
Investment management fees	56,466
Distribution and service fees:
Service Class	113,561
Transfer agent costs	556
Trustee and CCO fees	2,531
Audit and tax fees	26,372
Custody fees	111,469
Legal fees	5,270
Printing and shareholder reports fees	3,154
Other	11,408
Total expenses before waiver and/or reimbursement and recapture	330,787
Expenses waived and/or reimbursed:
Initial Class	(14,319)
Service Class	(110,492)
Recapture of previously waived and/or reimbursed fees:
Service Class	362
Net expenses	206,338
Net investment income (loss)	1,828,412
Net realized gain (loss) on:
Investments	817,860
Futures contracts	185,001
Foreign currency transactions	36,196
Net realized gain (loss)	1,039,057
Net change in unrealized appreciation (depreciation) on:
Investments	16,135,114
Futures contracts	101,854
Translation of assets and liabilities denominated in foreign currencies	39,406
Net change in unrealized appreciation (depreciation)	16,276,374
Net realized and change in unrealized gain (loss)	17,315,431
Net increase (decrease) in net assets resulting from operations	$19,143,843
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,828,412	$2,232,509
Net realized gain (loss)	1,039,057	(637,292)
Net change in unrealized appreciation (depreciation)	16,276,374	692,399
Net increase (decrease) in net assets resulting from operations	19,143,843	2,287,616
Dividends and/or distributions to shareholders:
Initial Class	—	(304,171)
Service Class	—	(1,915,738)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,219,909)
Capital share transactions:
Proceeds from shares sold:
Initial Class	697,742	1,514,980
Service Class	8,449,795	18,339,103
	9,147,537	19,854,083
Dividends and/or distributions reinvested:
Initial Class	—	304,171
Service Class	—	1,915,738
	—	2,219,909
Cost of shares redeemed:
Initial Class	(2,899,616)	(1,708,496)
Service Class	(10,194,348)	(7,090,194)
	(13,093,964)	(8,798,690)
Net increase (decrease) in net assets resulting from capital share transactions	(3,946,427)	13,275,302
Net increase (decrease) in net assets	15,197,416	13,343,009
Net assets:
Beginning of period/year	96,730,987	83,387,978
End of period/year	$111,928,403	$96,730,987
Capital share transactions - shares:
Shares issued:
Initial Class	52,684	117,932
Service Class	608,859	1,387,504
	661,543	1,505,436
Shares reinvested:
Initial Class	—	22,073
Service Class	—	139,733
	—	161,806
Shares redeemed:
Initial Class	(209,087)	(128,420)
Service Class	(738,605)	(539,011)
	(947,692)	(667,431)
Net increase (decrease) in shares outstanding:
Initial Class	(156,403)	11,585
Service Class	(129,746)	988,226
	(286,149)	999,811
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.74	$12.63	$10.98	$13.25	$12.10	$11.40
Investment operations:
Net investment income (loss)(A)	0.26	0.36	0.33	0.34	0.35	0.24
Net realized and unrealized gain (loss)	2.33	0.09	1.62	(2.25)	1.01	0.65
Total investment operations	2.59	0.45	1.95	(1.91)	1.36	0.89
Dividends and/or distributions to shareholders:
Net investment income	—	(0.34)	(0.30)	(0.36)	(0.21)	(0.18)
Net realized gains	—	—	—	—	—	(0.01)
Total dividends and/or distributions to shareholders	—	(0.34)	(0.30)	(0.36)	(0.21)	(0.19)
Net asset value, end of period/year	$15.33	$12.74	$12.63	$10.98	$13.25	$12.10
Total return(B)	20.33%(C)	3.32%	17.92%	(14.28)%	11.26%	8.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,185	$12,115	$11,862	$7,307	$8,288	$6,492
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42%(D)	0.31%	0.36%	0.50%	0.34%	0.57%
Including waiver and/or reimbursement and recapture	0.18%(D)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss) to average net assets	3.72%(D)	2.69%	2.75%	3.04%	2.67%	2.29%
Portfolio turnover rate	4%(C)	3%	6%	4%	3%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.66	$12.55	$10.93	$13.18	$12.04	$11.37
Investment operations:
Net investment income (loss)(A)	0.24	0.31	0.30	0.31	0.31	0.21
Net realized and unrealized gain (loss)	2.31	0.11	1.59	(2.23)	1.02	0.64
Total investment operations	2.55	0.42	1.89	(1.92)	1.33	0.85
Dividends and/or distributions to shareholders:
Net investment income	—	(0.31)	(0.27)	(0.33)	(0.19)	(0.17)
Net realized gains	—	—	—	—	—	(0.01)
Total dividends and/or distributions to shareholders	—	(0.31)	(0.27)	(0.33)	(0.19)	(0.18)
Net asset value, end of period/year	$15.21	$12.66	$12.55	$10.93	$13.18	$12.04
Total return(B)	20.14%(C)	3.15%	17.46%	(14.45)%	10.95%	7.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$99,743	$84,616	$71,526	$59,610	$70,417	$59,190
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.67%(D)	0.56%	0.61%	0.75%	0.59%	0.82%
Including waiver and/or reimbursement and recapture	0.43%(D)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income (loss) to average net assets	3.54%(D)	2.39%	2.55%	2.77%	2.41%	2.01%
Portfolio turnover rate	4%(C)	3%	6%	4%	3%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$33,748	$—	$—	$33,748
Total	$—	$—	$33,748	$—	$—	$33,748

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$185,001	$—	$—	$185,001
Total	$—	$—	$185,001	$—	$—	$185,001

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$101,854	$—	$—	$101,854
Total	$—	$—	$101,854	$—	$—	$101,854
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$1,648,597
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.
Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2026
Service Class	0.43	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Initial Class	$11,832	$22,700	$16,317	$14,319	$65,168
Service Class	94,642	159,222	105,846	110,492	470,202

(A)	For the six-month period of July 1, 2022 through December 31, 2022.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$3,886,499	$—	$5,555,128	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$83,307,347	$32,054,426	$(4,523,998)	$27,530,428
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
11. OPERATING SEGMENTS (continued)
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MSCI EAFE Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Multi-Managed Balanced VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.	42,437	$ 7,898,799
RTX Corp.	34,875	5,092,447
Textron, Inc.	22,277	1,788,620
TransDigm Group, Inc.	3,226	4,905,585
		19,685,451
Air Freight & Logistics - 0.4%
FedEx Corp.	9,281	2,109,664
United Parcel Service, Inc., Class B	28,517	2,878,506
		4,988,170
Automobile Components - 0.0% *
Aptiv PLC (A)	10,360	706,759
Automobiles - 1.0%
Tesla, Inc. (A)	42,240	13,417,958
Banks - 2.2%
Bank of America Corp.	223,904	10,595,137
Citigroup, Inc.	46,294	3,940,545
Fifth Third Bancorp	79,489	3,269,383
Truist Financial Corp.	34,395	1,478,641
U.S. Bancorp	58,551	2,649,433
Wells Fargo & Co.	114,521	9,175,423
		31,108,562
Beverages - 1.1%
Coca-Cola Co.	63,042	4,460,221
Keurig Dr. Pepper, Inc.	132,696	4,386,930
PepsiCo, Inc.	53,070	7,007,363
		15,854,514
Biotechnology - 1.1%
AbbVie, Inc.	50,690	9,409,078
Neurocrine Biosciences, Inc. (A)	4,941	621,034
Regeneron Pharmaceuticals, Inc.	5,193	2,726,325
Vertex Pharmaceuticals, Inc. (A)	7,426	3,306,055
		16,062,492
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	168,402	36,945,715
Building Products - 1.0%
Carrier Global Corp.	66,607	4,874,966
Masco Corp.	27,600	1,776,336
Trane Technologies PLC	15,367	6,721,680
		13,372,982
Capital Markets - 1.3%
Ameriprise Financial, Inc.	7,120	3,800,158
Charles Schwab Corp.	77,318	7,054,494
CME Group, Inc.	15,260	4,205,961
Raymond James Financial, Inc.	7,765	1,190,918
State Street Corp.	16,761	1,782,365
		18,033,896
Chemicals - 0.8%
Linde PLC	14,594	6,847,213
LyondellBasell Industries NV, Class A	21,901	1,267,192
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	17,924	$ 2,038,855
Sherwin-Williams Co.	3,771	1,294,810
		11,448,070
Communications Equipment - 0.2%
Arista Networks, Inc. (A)	19,251	1,969,570
Motorola Solutions, Inc.	2,672	1,123,469
		3,093,039
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,496	1,370,204
Vulcan Materials Co.	4,754	1,239,938
		2,610,142
Consumer Finance - 0.4%
American Express Co.	9,711	3,097,615
Capital One Financial Corp.	12,405	2,639,288
		5,736,903
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	1,784	1,766,053
Walmart, Inc.	77,258	7,554,287
		9,320,340
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	132,826	3,843,984
Electric Utilities - 1.1%
Entergy Corp.	6,859	570,120
NextEra Energy, Inc.	90,077	6,253,145
NRG Energy, Inc.	3,458	555,286
PG&E Corp.	97,253	1,355,707
Southern Co.	76,802	7,052,728
		15,786,986
Electrical Equipment - 0.4%
Eaton Corp. PLC	10,086	3,600,601
Emerson Electric Co.	8,672	1,156,238
GE Vernova, Inc.	2,356	1,246,677
		6,003,516
Energy Equipment & Services - 0.1%
Baker Hughes Co.	51,174	1,962,011
Entertainment - 0.8%
Netflix, Inc. (A)	4,009	5,368,572
Walt Disney Co.	42,633	5,286,919
Warner Music Group Corp., Class A	25,100	683,724
		11,339,215
Financial Services - 3.7%
Apollo Global Management, Inc.	15,739	2,232,892
Berkshire Hathaway, Inc., Class B (A)	25,888	12,575,614
Corpay, Inc. (A)	11,335	3,761,180
Fidelity National Information Services, Inc.	51,209	4,168,925
Mastercard, Inc., Class A	25,380	14,262,037
Toast, Inc., Class A (A)	30,296	1,341,810
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	37,202	$ 13,208,570
WEX, Inc. (A)	2,225	326,830
		51,877,858
Food Products - 0.4%
Mondelez International, Inc., Class A	80,395	5,421,839
Ground Transportation - 0.2%
Uber Technologies, Inc. (A)	36,272	3,384,178
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	14,308	433,246
Boston Scientific Corp. (A)	48,937	5,256,323
Edwards Lifesciences Corp. (A)	33,686	2,634,582
Medtronic PLC	52,002	4,533,014
Stryker Corp.	15,698	6,210,600
Zimmer Biomet Holdings, Inc.	3,199	291,781
		19,359,546
Health Care Providers & Services - 1.1%
Cigna Group	11,767	3,889,935
HCA Healthcare, Inc.	2,604	997,592
Humana, Inc.	5,991	1,464,680
McKesson Corp.	2,119	1,552,761
UnitedHealth Group, Inc.	22,024	6,870,827
		14,775,795
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	4,014	291,537
Ventas, Inc.	58,379	3,686,634
Welltower, Inc.	16,543	2,543,155
		6,521,326
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.	516	2,987,248
Carnival Corp. (A)	93,369	2,625,536
Chipotle Mexican Grill, Inc. (A)	78,992	4,435,401
DoorDash, Inc., Class A (A)	7,368	1,816,286
Expedia Group, Inc.	13,657	2,303,663
Hilton Worldwide Holdings, Inc.	17,672	4,706,760
McDonald's Corp.	25,180	7,356,840
Yum! Brands, Inc.	28,066	4,158,820
		30,390,554
Household Durables - 0.1%
Lennar Corp., Class A	7,950	879,350
Household Products - 0.1%
Church & Dwight Co., Inc.	11,593	1,114,203
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	20,310	3,936,281
Industrial Conglomerates - 0.3%
3M Co.	23,945	3,645,387
Industrial REITs - 0.2%
Prologis, Inc.	22,044	2,317,265
	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.1%
Aon PLC, Class A	10,073	$ 3,593,643
Arthur J Gallagher & Co.	15,265	4,886,632
Progressive Corp.	24,017	6,409,177
		14,889,452
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A	94,161	16,593,993
Alphabet, Inc., Class C	50,832	9,017,089
Meta Platforms, Inc., Class A	41,393	30,551,759
		56,162,841
IT Services - 0.3%
Cognizant Technology Solutions Corp., Class A	49,382	3,853,278
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	14,517	5,886,063
Machinery - 1.1%
Caterpillar, Inc.	7,509	2,915,069
Deere & Co.	10,097	5,134,223
Ingersoll Rand, Inc.	17,700	1,472,286
Otis Worldwide Corp.	39,698	3,930,896
PACCAR, Inc.	21,729	2,065,559
		15,518,033
Media - 0.5%
Charter Communications, Inc., Class A (A)	6,834	2,793,808
Comcast Corp., Class A	126,431	4,512,322
		7,306,130
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	33,125	1,435,969
Nucor Corp.	5,879	761,565
		2,197,534
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	49,102	4,406,414
Diamondback Energy, Inc.	13,570	1,864,518
EOG Resources, Inc.	43,671	5,223,488
Exxon Mobil Corp.	107,624	11,601,867
		23,096,287
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	28,277	1,390,663
Personal Care Products - 0.1%
Kenvue, Inc.	63,151	1,321,750
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	93,983	4,350,473
Eli Lilly & Co.	10,940	8,528,058
Johnson & Johnson	48,739	7,444,883
Merck & Co., Inc.	17,400	1,377,384
		21,700,798
Professional Services - 0.2%
Leidos Holdings, Inc.	19,464	3,070,641
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	20,327	$ 1,253,566
Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	27,257	6,487,711
Broadcom, Inc.	74,268	20,471,974
Lam Research Corp.	67,667	6,586,706
Micron Technology, Inc.	30,594	3,770,711
NVIDIA Corp.	414,551	65,494,912
NXP Semiconductors NV	24,071	5,259,273
Texas Instruments, Inc.	31,552	6,550,826
		114,622,113
Software - 7.1%
Cadence Design Systems, Inc. (A)	7,301	2,249,803
Crowdstrike Holdings, Inc., Class A (A)	845	430,367
Intuit, Inc.	4,139	3,260,001
Microsoft Corp.	135,239	67,269,231
Oracle Corp.	42,720	9,339,874
Palantir Technologies, Inc., Class A (A)	21,726	2,961,688
Salesforce, Inc.	25,619	6,986,045
ServiceNow, Inc. (A)	6,469	6,650,649
		99,147,658
Specialized REITs - 0.4%
Equinix, Inc.	3,519	2,799,259
SBA Communications Corp.	11,278	2,648,525
		5,447,784
Specialty Retail - 1.1%
AutoZone, Inc. (A)	360	1,336,403
Burlington Stores, Inc. (A)	9,703	2,257,306
Lowe's Cos., Inc.	33,305	7,389,380
Ross Stores, Inc.	30,577	3,901,014
		14,884,103
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	234,138	48,038,094
Seagate Technology Holdings PLC	35,922	5,184,622
Western Digital Corp.	5,767	369,030
		53,591,746
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc., Class B	18,507	1,314,737
Tobacco - 0.4%
Altria Group, Inc.	27,062	1,586,645
Philip Morris International, Inc.	21,361	3,890,479
		5,477,124
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,542	1,161,743
Total Common Stocks (Cost $548,033,483)		838,238,331

	Principal	Value
CORPORATE DEBT SECURITIES - 12.1%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	$ 1,401,000	$ 1,093,574
6.53%, 05/01/2034	252,000	273,805
6.86%, 05/01/2054	430,000	470,728
General Electric Co.
4.13%, 10/09/2042	477,000	395,900
4.50%, 03/11/2044	646,000	569,225
5.88%, 01/14/2038	126,000	134,427
HEICO Corp.
5.35%, 08/01/2033	1,072,000	1,097,150
		4,034,809
Automobile Components - 0.1%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	532,000	476,150
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	600,000	554,545
		1,030,695
Automobiles - 0.4%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (B)	762,000	752,512
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,337,000	1,328,095
6.95%, 03/06/2026	728,000	735,021
General Motors Co.
5.35%, 04/15/2028	432,000	438,567
6.25%, 10/02/2043	226,000	221,678
Hyundai Capital America
5.40%, 06/23/2032 (B)	1,368,000	1,385,520
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	1,088,000	1,012,493
		5,873,886
Banks - 2.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	1,000,000	1,016,084
6.03%, 01/17/2035	400,000	421,412
Bank of America Corp.
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	1,525,000	1,563,755
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	2,637,000	2,747,010
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	309,000	314,716
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	256,000	262,955
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,200,000	1,209,962
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (B)	1,107,000	1,215,974
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	$ 658,000	$ 674,005
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	399,000	417,685
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,120,000	989,688
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	693,000	692,876
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (B)	1,281,000	1,486,983
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,224,000	1,195,634
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	2,359,000	2,402,540
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	387,000	406,578
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (C), 07/08/2031	910,000	925,074
Fixed until 01/16/2035, 5.39% (C), 01/16/2036	300,000	298,958
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	397,000	430,569
Morgan Stanley
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	683,000	691,338
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	499,000	510,502
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	2,124,000	2,206,222
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	1,455,000	1,510,940
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	139,000	144,420
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	772,000	816,682
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,407,000	1,407,880
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	394,000	426,185
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (B)	600,000	578,462
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (B)	1,049,000	1,140,983
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	913,000	936,590
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	1,117,000	1,152,775
		30,195,437
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.0% *
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	$ 849,000	$ 721,968
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	488,000	352,596
5.60%, 03/02/2043	620,000	615,048
CSL Finance PLC
4.63%, 04/27/2042 (B)	488,000	431,489
Gilead Sciences, Inc.
5.10%, 06/15/2035	827,000	837,589
Royalty Pharma PLC
2.20%, 09/02/2030	649,000	575,308
		2,812,030
Building Products - 0.2%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (B)	277,000	235,061
5.40%, 04/07/2035 (B)	562,000	570,240
Owens Corning
4.30%, 07/15/2047	817,000	658,407
Vulcan Materials Co.
5.35%, 12/01/2034	647,000	658,625
		2,122,333
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	603,000	611,534
OCP SA
6.75%, 05/02/2034 (B)	565,000	585,222
		1,196,756
Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 08/01/2029 (B)	544,000	525,526
Ashtead Capital, Inc.
5.55%, 05/30/2033 (B)	294,000	296,918
5.80%, 04/15/2034 (B)	366,000	374,585
Element Fleet Management Corp.
5.04%, 03/25/2030 (B)	1,521,000	1,534,366
Equifax, Inc.
5.10%, 12/15/2027	794,000	806,657
GXO Logistics, Inc.
2.65%, 07/15/2031	1,569,000	1,365,241
6.50%, 05/06/2034	482,000	504,178
Quanta Services, Inc.
2.90%, 10/01/2030	616,000	567,866
5.25%, 08/09/2034	286,000	289,502
Veralto Corp.
5.45%, 09/18/2033	693,000	714,725
		6,979,564
Communications Equipment - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	210,474
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	779,299
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
T-Mobile USA, Inc. (continued)
3.88%, 04/15/2030	$ 550,000	$ 534,170
5.15%, 04/15/2034	831,000	841,599
Verizon Communications, Inc.
1.68%, 10/30/2030	925,000	800,338
2.99%, 10/30/2056	1,334,000	802,872
		3,968,752
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (B)	613,000	624,181
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	949,000	803,773
Lowe's Cos., Inc.
3.75%, 04/01/2032	929,000	876,162
		1,679,935
Distributors - 0.0% *
LKQ Corp.
6.25%, 06/15/2033	443,000	466,789
Diversified REITs - 0.5%
American Tower Trust #1
3.65%, 03/15/2048 (B)	716,000	699,472
Safehold GL Holdings LLC
6.10%, 04/01/2034	842,000	876,414
SBA Tower Trust
1.63%, 05/15/2051 (B)	848,000	813,607
1.88%, 07/15/2050 (B)	1,309,000	1,287,618
VICI Properties LP
4.95%, 02/15/2030	1,201,000	1,208,026
Weyerhaeuser Co.
4.00%, 04/15/2030	890,000	868,066
WP Carey, Inc.
5.38%, 06/30/2034	663,000	668,867
		6,422,070
Electric Utilities - 0.4%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (B)	1,007,808	1,007,890
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	81,000	84,392
CMS Energy Corp.
4.88%, 03/01/2044	145,000	129,296
DTE Electric Co.
4.30%, 07/01/2044	1,391,000	1,173,213
Duke Energy Corp.
3.75%, 09/01/2046	1,430,000	1,058,838
Duke Energy Progress LLC
3.60%, 09/15/2047	989,000	724,533
NRG Energy, Inc.
6.00%, 02/01/2033 (B)	181,000	182,804
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	53,000	50,653
Pacific Gas & Electric Co.
2.50%, 02/01/2031	802,000	696,177
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032 (B)	$ 596,000	$ 623,107
		5,730,903
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
5.88%, 04/10/2034	423,000	436,824
Keysight Technologies, Inc.
4.60%, 04/06/2027	710,000	712,791
4.95%, 10/15/2034	343,000	339,106
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	697,000	665,429
Tyco Electronics Group SA
5.00%, 05/09/2035	1,053,000	1,048,671
		3,202,821
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	955,000	945,380
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,079,000	1,077,177
4.95%, 09/10/2034	600,000	586,903
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	247,000	251,397
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	798,000	829,554
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	501,000	493,054
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (B)	473,000	473,727
5.75%, 11/15/2029 (B)	1,226,000	1,262,015
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	270,000	274,873
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	301,000	319,756
Citadel LP
6.00%, 01/23/2030 (B)	225,000	232,627
LPL Holdings, Inc.
5.70%, 05/20/2027	419,000	426,847
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	688,000	701,093
		6,929,023
Food Products - 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (B)	136,000	140,192
BAT Capital Corp.
5.63%, 08/15/2035	1,301,000	1,323,860
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	940,000	912,052
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Cargill, Inc.
5.13%, 02/11/2035 (B)	$ 770,000	$ 775,526
Imperial Brands Finance PLC
5.63%, 07/01/2035 (B)	1,075,000	1,078,648
J.M. Smucker Co.
6.50%, 11/15/2043	411,000	436,007
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (B)(D)	1,362,000	1,364,002
Kroger Co.
5.00%, 09/15/2034	515,000	511,317
Philip Morris International, Inc.
4.90%, 11/01/2034	978,000	973,344
5.63%, 11/17/2029	770,000	808,528
Sysco Corp.
5.40%, 03/23/2035	539,000	548,242
Viterra Finance BV
4.90%, 04/21/2027 (B)	1,213,000	1,216,133
		10,087,851
Gas Utilities - 0.1%
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (B)	1,288,000	1,394,160
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
5.75%, 12/06/2052 (B)	262,000	260,032
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	616,000	625,029
5.50%, 06/15/2035	506,000	518,162
		1,403,223
Health Care Providers & Services - 0.4%
Centene Corp.
3.38%, 02/15/2030	722,000	664,986
Cigna Group
2.40%, 03/15/2030	537,000	490,023
HCA, Inc.
5.60%, 04/01/2034	877,000	897,300
6.00%, 04/01/2054	679,000	664,266
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (B)	312,000	303,879
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	509,000	479,089
4.80%, 10/01/2034	911,000	890,586
UnitedHealth Group, Inc.
5.15%, 07/15/2034 (E)	662,000	668,685
5.20%, 04/15/2063	722,000	643,352
		5,702,166
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
6.13%, 02/15/2033 (B)	639,000	653,794
Hyatt Hotels Corp.
5.25%, 06/30/2029	643,000	654,116
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
6.13%, 09/15/2029	$ 891,000	$ 906,277
		2,214,187
Household Durables - 0.0% *
Whirlpool Corp.
6.13%, 06/15/2030	335,000	337,944
Insurance - 0.8%
Allstate Corp.
5.05%, 06/24/2029	1,307,000	1,341,278
5.25%, 03/30/2033	523,000	536,195
American International Group, Inc.
5.45%, 05/07/2035	400,000	410,209
Aon North America, Inc.
5.75%, 03/01/2054	777,000	765,688
Brown & Brown, Inc.
5.25%, 06/23/2032	284,000	289,653
5.55%, 06/23/2035	1,094,000	1,115,592
Constellation Insurance, Inc.
6.80%, 01/24/2030 (B)	2,287,000	2,273,944
Corebridge Financial, Inc.
5.75%, 01/15/2034	599,000	622,313
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (B)	378,000	388,890
Markel Group, Inc.
5.00%, 05/20/2049	139,000	121,868
6.00%, 05/16/2054	529,000	528,255
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (B)	800,000	818,000
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	953,000	869,255
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	204,000	209,595
RGA Global Funding
5.05%, 12/06/2031 (B)	1,258,000	1,260,734
		11,551,469
Internet & Catalog Retail - 0.2%
Expedia Group, Inc.
5.40%, 02/15/2035	1,051,000	1,058,245
Meta Platforms, Inc.
4.80%, 05/15/2030	728,000	749,523
Uber Technologies, Inc.
4.80%, 09/15/2034	386,000	379,143
		2,186,911
IT Services - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	208,783
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	998,000	963,067
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 1,013,000	$ 982,629
		2,154,479
Machinery - 0.2%
Eaton Capital ULC
4.45%, 05/09/2030	446,000	448,090
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,134,000	1,055,784
Ingersoll Rand, Inc.
5.45%, 06/15/2034	626,000	643,758
		2,147,632
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	449,000	359,231
Comcast Corp.
2.94%, 11/01/2056	413,000	242,493
NBCUniversal Media LLC
4.45%, 01/15/2043	434,000	373,815
		975,539
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (B)	845,000	845,086
ArcelorMittal SA
6.55%, 11/29/2027	1,008,000	1,050,724
Glencore Funding LLC
2.63%, 09/23/2031 (B)	811,000	711,935
		2,607,745
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (B)	400,000	404,577
Office REITs - 0.0% *
COPT Defense Properties LP
2.00%, 01/15/2029	96,000	87,463
2.25%, 03/15/2026	360,000	353,134
		440,597
Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	447,000	412,913
Cheniere Energy Partners LP
5.55%, 10/30/2035 (B)(D)	1,024,000	1,032,051
Chevron USA, Inc.
3.25%, 10/15/2029	550,000	533,463
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,109,000	1,112,282
Ecopetrol SA
7.75%, 02/01/2032	686,000	674,168
Enbridge, Inc.
4.90%, 06/20/2030	702,000	709,030
5.63%, 04/05/2034	926,000	951,387
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.15%, 02/01/2043	$ 562,000	$ 491,771
5.55%, 02/15/2028	429,000	441,374
5.95%, 10/01/2043	473,000	449,346
EQT Corp.
6.38%, 04/01/2029 (B)	325,000	335,236
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	517,000	522,169
Hess Midstream Operations LP
6.50%, 06/01/2029 (B)	530,000	545,057
Occidental Petroleum Corp.
5.20%, 08/01/2029	426,000	427,370
ONEOK, Inc.
6.10%, 11/15/2032	998,000	1,055,423
Ovintiv, Inc.
6.25%, 07/15/2033	641,000	661,794
Petroleos Mexicanos
6.50%, 01/23/2029 (E)	656,000	641,941
6.84%, 01/23/2030	596,000	575,792
6.88%, 08/04/2026 (E)	400,000	400,091
7.69%, 01/23/2050	166,000	130,573
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	651,000	647,552
Shell Finance U.S., Inc.
3.75%, 09/12/2046	168,000	129,504
Shell International Finance BV
2.50%, 09/12/2026	452,000	444,153
Western Midstream Operating LP
6.15%, 04/01/2033	668,000	695,193
Williams Cos., Inc.
5.40%, 03/04/2044	82,000	77,038
		14,096,671
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (B)	554,000	560,650
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	350,864	336,294
United Airlines Pass-Through Trust
3.75%, 03/03/2028	548,173	538,952
		875,246
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	1,087,000	1,119,902
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (B)	890,000	881,713
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	327,000	317,487
Cardinal Health, Inc.
5.45%, 02/15/2034	535,000	550,507
CVS Health Corp.
5.25%, 01/30/2031	306,000	312,853
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
6.00%, 06/01/2044	$ 744,000	$ 735,370
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	1,078,000	1,111,860
Merck & Co., Inc.
5.00%, 05/17/2053	329,000	302,454
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	592,000	564,541
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	964,000	964,102
Viatris, Inc.
2.30%, 06/22/2027	354,000	337,319
		6,078,206
Residential REITs - 0.0% *
American Homes 4 Rent LP
5.50%, 02/01/2034	684,000	695,434
Retail REITs - 0.1%
NNN REIT, Inc.
4.60%, 02/15/2031	1,289,000	1,282,127
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	668,000	644,644
Broadcom, Inc.
3.14%, 11/15/2035 (B)	859,000	724,514
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	957,000	972,435
5.90%, 01/25/2033 (B)	1,023,000	1,060,525
KLA Corp.
3.30%, 03/01/2050	626,000	433,702
Microchip Technology, Inc.
5.05%, 03/15/2029	810,000	822,912
Micron Technology, Inc.
5.30%, 01/15/2031	833,000	853,043
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	362,059
3.40%, 05/01/2030	432,000	408,890
QUALCOMM, Inc.
3.25%, 05/20/2050	415,000	284,479
		6,567,203
Software - 0.5%
AppLovin Corp.
5.50%, 12/01/2034	777,000	788,885
Cadence Design Systems, Inc.
4.70%, 09/10/2034	497,000	491,003
Fair Isaac Corp.
6.00%, 05/15/2033 (B)	335,000	338,070
Fiserv, Inc.
5.45%, 03/02/2028	692,000	711,099
Infor LLC
1.75%, 07/15/2025 (B)	1,116,000	1,114,451
Intuit, Inc.
5.50%, 09/15/2053	321,000	318,700
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.65%, 03/25/2041	$ 572,000	$ 450,938
6.90%, 11/09/2052	787,000	875,411
Roper Technologies, Inc.
4.90%, 10/15/2034	723,000	712,996
Synopsys, Inc.
5.15%, 04/01/2035	509,000	513,041
5.70%, 04/01/2055	365,000	362,904
		6,677,498
Transportation Infrastructure - 0.1%
Canadian Pacific Railway Co.
2.45%, 12/02/2031	1,775,000	1,558,139
United Parcel Service, Inc.
5.25%, 05/14/2035	509,000	519,070
		2,077,209
Total Corporate Debt Securities (Cost $171,315,892)		168,575,958
U.S. GOVERNMENT OBLIGATIONS - 11.5%
U.S. Treasury - 10.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,308,000	1,108,561
1.38%, 11/15/2040	6,244,600	3,978,249
1.88%, 11/15/2051	766,000	426,147
2.00%, 02/15/2050	2,453,000	1,440,371
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,217,967
2.38%, 05/15/2051	1,512,000	958,762
2.50%, 02/15/2045 - 05/15/2046	8,141,300	5,673,351
2.75%, 08/15/2047 - 11/15/2047	3,370,000	2,399,304
2.88%, 08/15/2045 - 05/15/2049	4,544,900	3,326,578
3.00%, 05/15/2042 - 08/15/2052	6,332,300	4,708,320
3.13%, 05/15/2048	63,000	47,799
3.50%, 02/15/2039	3,271,000	2,953,483
3.63%, 02/15/2053 - 05/15/2053	2,713,100	2,214,071
4.00%, 11/15/2052	2,317,000	2,026,379
4.13%, 08/15/2053	2,126,000	1,899,033
4.25%, 02/15/2054 - 08/15/2054	2,387,500	2,179,360
4.50%, 11/15/2054	893,000	851,001
4.63%, 05/15/2044 - 02/15/2055	4,339,000	4,233,708
4.75%, 11/15/2043 - 05/15/2055	4,966,300	4,938,332
5.00%, 05/15/2045	1,305,000	1,340,480
5.25%, 02/15/2029	696,000	733,791
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	8,419,000	7,215,591
1.25%, 08/15/2031	3,020,000	2,583,516
1.50%, 01/31/2027 - 02/15/2030	14,946,000	14,083,510
1.63%, 05/15/2031	3,136,300	2,766,070
1.88%, 02/15/2032	2,051,000	1,801,675
2.25%, 11/15/2027	1,239,200	1,198,297
2.63%, 02/15/2029	817,000	786,777
2.75%, 02/15/2028	4,248,000	4,146,944
2.88%, 05/15/2028 - 05/15/2032	8,131,800	7,815,317
3.13%, 11/15/2028	1,274,600	1,250,801
3.50%, 01/31/2028	3,018,000	3,002,674
3.63%, 05/31/2028 - 09/30/2031	5,428,000	5,389,085
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.75%, 12/31/2028 - 08/31/2031	$ 5,177,000	$ 5,147,223
3.88%, 11/30/2027 - 08/15/2034	4,785,800	4,756,353
4.00%, 01/15/2027 - 05/31/2030	5,883,800	5,919,280
4.13%, 09/30/2027 - 11/15/2032	10,285,000	10,382,075
4.25%, 11/15/2034 - 05/15/2035	3,839,700	3,849,462
4.38%, 11/30/2028	1,540,000	1,572,063
4.50%, 03/31/2026 - 05/31/2029	7,164,000	7,283,141
4.63%, 04/30/2029 - 02/15/2035	5,303,100	5,470,800
		147,075,701
U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,846,519	1,870,059
2.50%, 01/15/2029	6,158,417	6,407,493
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,151,017	3,899,213
		12,176,765
Total U.S. Government Obligations (Cost $166,584,484)		159,252,466
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	139,287	141,109
5.50%, 07/01/2037 - 07/01/2053	3,755,117	3,763,506
6.00%, 12/01/2037	13,888	14,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,691,563
3.01%, 07/25/2025	386,279	385,116
3.30% (C), 11/25/2027	300,000	294,951
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	60,978	60,209
4.00%, 06/01/2042	40,246	38,862
4.50%, 07/01/2025 - 08/01/2052	2,422,838	2,321,943
5.00%, 04/01/2039 - 02/01/2054	11,771,414	11,602,761
5.50%, 04/01/2037 - 03/01/2053	2,758,685	2,775,696
6.00%, 08/01/2036 - 06/01/2054	3,572,696	3,651,554
6.50%, 05/01/2040	42,288	44,256
1-Year RFUCC Treasury + 1.52%,
6.46% (C), 02/01/2043	17,487	17,813
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (C), 02/16/2053	235,307	3,537
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,293,524
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2039 - 07/01/2054 (D)	10,306,000	8,458,896
2.50%, 07/01/2039 - 07/01/2055 (D)	27,896,000	23,307,513
3.00%, 07/01/2039 - 07/01/2054 (D)	20,103,000	17,524,951
3.50%, 07/01/2039 - 07/01/2054 (D)	10,161,000	9,316,988
4.00%, 07/01/2054 (D)	10,930,000	10,161,914
4.50%, 07/01/2054 (D)	10,676,000	10,210,756
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.00%, 07/01/2054 (D)	$ 2,729,000	$ 2,674,148
5.50%, 07/01/2054 (D)	14,649,000	14,645,649
6.00%, 07/01/2054 (D)	8,110,000	8,240,756
Total U.S. Government Agency Obligations (Cost $134,131,974)		134,642,503
MORTGAGE-BACKED SECURITIES - 2.0%
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (B)	702,264	708,986
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (B)	1,699,493	1,516,389
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (B)	119,548	117,297
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (B)	719,079	724,610
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (B)	1,776,201	1,498,203
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (B)	1,784,483	1,611,653
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2, 1-Month Term SOFR + 0.41%, 4.73% (C), 12/25/2036	36,925	34,031
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (C), 01/13/2040 (B)	1,250,000	1,288,564
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (B)	40,198	39,514
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.21% (C), 08/15/2046	945,000	626,025
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (C), 12/25/2052 (B)	76,974	73,573
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (B)	72,028	69,884
Series 2014-2A, Class A3, 3.75% (C), 05/25/2054 (B)	274,737	261,443
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (B)	74,476	71,694
Series 2015-2A, Class A1, 3.75% (C), 08/25/2055 (B)	139,745	135,583
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (B)	147,479	142,756
Series 2016-3A, Class A1B, 3.25% (C), 09/25/2056 (B)	251,698	237,994
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (B)	321,330	307,904
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (B)	$ 371,046	$ 360,633
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (B)	366,320	354,061
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (B)	560,690	541,191
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (B)	407,547	391,256
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (B)	429,744	419,024
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (B)	239,568	232,040
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (B)	921,857	861,986
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (B)	977,414	928,075
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (B)	681,405	683,165
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (B)	898,247	904,396
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (B)	342,191	344,443
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (B)	863,461	874,391
Series 2024-NQM7, Class A1, 6.24% (C), 03/25/2064 (B)	1,211,864	1,224,250
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (B)	1,161,525	1,165,676
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (B)	339,248	330,522
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (B)	265,771	260,303
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (B)	133,389	131,593
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (B)	783,785	741,768
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (B)	1,394,034	1,356,144
Series 2020-4, Class A1, 1.75% , 10/25/2060 (B)	2,142,011	1,940,165
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (B)	1,594,026	1,487,374
Series 2022-4, Class A1, 3.75% , 09/25/2062 (B)	472,718	452,024
Series 2023-1, Class A1, 3.75% , 01/25/2063 (B)	1,894,299	1,830,214
Total Mortgage-Backed Securities (Cost $28,903,703)		27,280,797
ASSET-BACKED SECURITIES - 1.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (B)	130,757	131,117
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (B)	188,073	174,855
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	$ 660,000	$ 652,398
Series 2024-1A, Class A, 5.36%, 06/20/2030 (B)	1,230,000	1,262,029
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (B)	765,056	779,142
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.53% (C), 10/18/2030 (B)	1,709,608	1,710,629
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,375,000	1,398,535
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (B)	1,215,000	1,234,459
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	532,953	543,916
Series 2024-1B, Class A, 5.75%, 09/15/2039 (B)	351,519	357,269
Series 2024-2A, Class A, 5.50%, 03/25/2038 (B)	367,925	374,769
Series 2024-3A, Class A, 4.98%, 08/27/2040 (B)	702,448	709,381
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (B)	878,434	893,084
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.73% (C), 10/20/2034 (B)	1,400,000	1,400,428
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (B)	182,121	180,099
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (B)	858,189	777,248
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (B)	136,902	131,150
Series 2023-1A, Class A, 4.93%, 10/20/2040 (B)	565,098	569,330
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,415,000	1,433,926
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (B)	1,250,000	1,275,097
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (B)	324,870	319,090
Series 2023-1A, Class A, 5.20%, 01/20/2040 (B)	326,516	329,196
Series 2023-2A, Class A, 5.80%, 04/20/2040 (B)	644,615	658,701
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2023-3A, Class A, 6.10%, 09/20/2040 (B)	$ 825,208	$ 850,451
Series 2024-1A, Class A, 5.15%, 01/20/2043 (B)	435,504	438,438
Series 2025-1A, Class A, 4.81%, 01/21/2042 (B)	1,205,967	1,212,730
Total Asset-Backed Securities (Cost $19,656,933)		19,797,467
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.0% *
Colombia Government International Bonds
3.13%, 04/15/2031	615,000	504,372
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (B)	1,346,000	1,353,336
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,148,000	1,123,146
Panama - 0.0% *
Panama Government International Bonds
3.88%, 03/17/2028	550,000	531,107
Peru - 0.1%
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (B)	533,000	538,570
Total Foreign Government Obligations (Cost $4,051,378)		4,050,531
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Georgia - 0.0% *
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	44,000	47,508
Total Municipal Government Obligation (Cost $48,182)		47,508
COMMERCIAL PAPER - 6.9%
Automobiles - 0.2%
Toyota Motor Credit Corp.
4.54% (F), 07/07/2025	3,193,000	3,190,312
Banks - 1.9%
CAFCO LLC
4.42% (F), 09/10/2025 (B)	2,775,000	2,750,669
DNB Bank ASA
4.44% (F), 07/29/2025 (B)	6,375,000	6,352,950
Macquarie Bank Ltd.
4.43% (F), 09/10/2025 (B)	6,000,000	5,946,360
Sheffield Receivables Co. LLC
4.49% (F), 09/10/2025 (B)	5,630,000	5,580,591
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Swedbank AB
4.40% (F), 09/02/2025 (B)	$ 5,750,000	$ 5,705,966
		26,336,536
Chemicals - 0.2%
Air Liquide U.S. LLC
4.50% (F), 09/12/2025 (B)	3,000,000	2,973,047
Communications Equipment - 0.1%
Cisco Systems, Inc.
4.44% (F), 08/01/2025 (B)	1,350,000	1,344,804
Electrical Equipment - 0.4%
Emerson Electric Co.
4.43% (F), 08/19/2025 (B)	5,675,000	5,640,792
Financial Services - 3.6%
Anglesea Funding LLC
4.56% (F), 07/18/2025 (B)	6,300,000	6,286,236
Cancara Asset Securitisation LLC
4.47% (F), 10/27/2025	3,000,000	2,956,555
Columbia Funding Co. LLC
4.54% (F), 08/13/2025 (B)	5,050,000	5,022,908
4.56% (F), 07/14/2025 (B)	1,500,000	1,497,453
Concord Minutemen Capital Co. LLC
4.58% (F), 07/21/2025 (B)	2,950,000	2,942,476
Glencove Funding LLC
4.50% (F), 09/02/2025 (B)	5,625,000	5,581,087
GTA Funding LLC
4.52% (F), 07/30/2025 (B)	6,000,000	5,978,100
Liberty Street Funding LLC
4.43% (F), 09/02/2025 (B)	5,750,000	5,705,200
Mainbeach Funding LLC
4.55% (F), 08/04/2025 (B)	1,175,000	1,169,970
Mont Blanc Capital Corp.
4.46% (F), 08/15/2025 (B)	6,250,000	6,214,941
Ranger Funding Co. LLC
4.55% (F), 09/10/2025 (B)	5,500,000	5,451,336
Starbird Funding Corp.
4.50% (F), 08/04/2025 (B)	1,250,000	1,244,673
		50,050,935
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies Capital SA
4.49% (F), 09/02/2025 (B)	6,375,000	6,325,277
Total Commercial Paper (Cost $95,879,840)		95,861,703
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bills
4.16% (F), 10/09/2025	6,000,000	5,930,288
4.18% (F), 10/09/2025	1,976,200	1,953,239
4.19% (F), 10/16/2025	6,471,000	6,390,374
Total Short-Term U.S. Government Obligations (Cost $14,280,171)		14,273,901
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (F)	1,265,628	$ 1,265,628
Total Other Investment Company (Cost $1,265,628)		1,265,628

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.80% (F), dated 06/30/2025, to be repurchased at $18,340,411 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63% due 06/15/2027, and with a value of $18,706,459.	$ 18,339,494	18,339,494
Total Repurchase Agreement (Cost $18,339,494)		18,339,494
Total Investments (Cost $1,202,491,162)		1,481,626,287
Net Other Assets (Liabilities) - (6.5)%		(90,146,069)
Net Assets - 100.0%		$ 1,391,480,218
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	39	09/19/2025	$11,928,209	$12,194,813	$266,604	$—
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$838,238,331	$—	$—	$838,238,331
Corporate Debt Securities	—	168,575,958	—	168,575,958
U.S. Government Obligations	—	159,252,466	—	159,252,466
U.S. Government Agency Obligations	—	134,642,503	—	134,642,503
Mortgage-Backed Securities	—	27,280,797	—	27,280,797
Asset-Backed Securities	—	19,797,467	—	19,797,467
Foreign Government Obligations	—	4,050,531	—	4,050,531
Municipal Government Obligation	—	47,508	—	47,508
Commercial Paper	—	95,861,703	—	95,861,703
Short-Term U.S. Government Obligations	—	14,273,901	—	14,273,901
Other Investment Company	1,265,628	—	—	1,265,628
Repurchase Agreement	—	18,339,494	—	18,339,494
Total Investments	$839,503,959	$642,122,328	$—	$1,481,626,287
Other Financial Instruments
Futures Contracts (H)	$266,604	$—	$—	$266,604
Total Other Financial Instruments	$266,604	$—	$—	$266,604
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $182,099,474, representing 13.1% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $1,240,494, collateralized by cash collateral of $1,265,628. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at June 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $1,184,151,668) (including securities loaned of $1,240,494)	$1,463,286,793
Repurchase agreement, at value (cost $18,339,494)	18,339,494
Cash collateral pledged at broker for:
Futures contracts	717,000
Receivables and other assets:
Investments sold	25,360,751
When-issued, delayed-delivery, forward and TBA commitments sold	188,158
Net income from securities lending	353
Shares of beneficial interest sold	554,887
Dividends	491,607
Interest	3,887,437
Variation margin receivable on futures contracts	36,810
Prepaid expenses	6,103
Total assets	1,512,869,393
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,265,628
Cash collateral at broker for:
TBA commitments	1,378,700
Payables and other liabilities:
Investments purchased	10,937,584
When-issued, delayed-delivery, forward and TBA commitments purchased	105,691,691
Shares of beneficial interest redeemed	1,057,973
Investment management fees	683,954
Distribution and service fees	219,270
Transfer agent costs	1,703
Trustee and CCO fees	6,422
Audit and tax fees	21,908
Custody fees	21,794
Legal fees	6,166
Printing and shareholder reports fees	69,801
Other accrued expenses	26,581
Total liabilities	121,389,175
Net assets	$1,391,480,218
Net assets consist of:
Capital stock ($0.01 par value)	$817,418
Additional paid-in capital	857,810,488
Total distributable earnings (accumulated losses)	532,852,312
Net assets	$1,391,480,218
Net assets by class:
Initial Class	$342,066,551
Service Class	1,049,413,667
Shares outstanding:
Initial Class	19,575,165
Service Class	62,166,620
Net asset value and offering price per share:
Initial Class	$17.47
Service Class	16.88
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$5,302,838
Interest income	12,328,621
Net income from securities lending	3,159
Withholding taxes on foreign income	(7,806)
Total investment income	17,626,812
Expenses:
Investment management fees	4,025,761
Distribution and service fees:
Service Class	1,297,397
Transfer agent costs	8,031
Trustee and CCO fees	34,588
Audit and tax fees	25,765
Custody fees	78,851
Legal fees	57,651
Printing and shareholder reports fees	73,882
Other	52,911
Total expenses	5,654,837
Net investment income (loss)	11,971,975
Net realized gain (loss) on:
Investments	47,585,749
Futures contracts	(298,915)
Net realized gain (loss)	47,286,834
Net change in unrealized appreciation (depreciation) on:
Investments	7,907,072
Futures contracts	492,560
Net change in unrealized appreciation (depreciation)	8,399,632
Net realized and change in unrealized gain (loss)	55,686,466
Net increase (decrease) in net assets resulting from operations	$67,658,441
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$11,971,975	$26,206,326
Net realized gain (loss)	47,286,834	173,475,321
Net change in unrealized appreciation (depreciation)	8,399,632	9,075,432
Net increase (decrease) in net assets resulting from operations	67,658,441	208,757,079
Dividends and/or distributions to shareholders:
Initial Class	—	(20,800,148)
Service Class	—	(69,514,296)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(90,314,444)
Capital share transactions:
Proceeds from shares sold:
Initial Class	7,081,799	5,350,372
Service Class	3,542,555	9,995,053
	10,624,354	15,345,425
Dividends and/or distributions reinvested:
Initial Class	—	20,800,148
Service Class	—	69,514,296
	—	90,314,444
Cost of shares redeemed:
Initial Class	(20,817,830)	(39,042,905)
Service Class	(103,484,327)	(272,264,919)
	(124,302,157)	(311,307,824)
Net increase (decrease) in net assets resulting from capital share transactions	(113,677,803)	(205,647,955)
Net increase (decrease) in net assets	(46,019,362)	(87,205,320)
Net assets:
Beginning of period/year	1,437,499,580	1,524,704,900
End of period/year	$1,391,480,218	$1,437,499,580
Capital share transactions - shares:
Shares issued:
Initial Class	423,524	326,538
Service Class	220,056	630,939
	643,580	957,477
Shares reinvested:
Initial Class	—	1,276,866
Service Class	—	4,408,009
	—	5,684,875
Shares redeemed:
Initial Class	(1,260,453)	(2,376,607)
Service Class	(6,461,389)	(17,105,365)
	(7,721,842)	(19,481,972)
Net increase (decrease) in shares outstanding:
Initial Class	(836,929)	(773,203)
Service Class	(6,241,333)	(12,066,417)
	(7,078,262)	(12,839,620)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$16.60	$15.37	$13.60	$18.68	$17.04	$15.54
Investment operations:
Net investment income (loss)(A)	0.16	0.32	0.28	0.22	0.17	0.20
Net realized and unrealized gain (loss)	0.71	1.96	2.23	(3.14)	2.68	2.20
Total investment operations	0.87	2.28	2.51	(2.92)	2.85	2.40
Dividends and/or distributions to shareholders:
Net investment income	—	(0.33)	(0.24)	(0.20)	(0.21)	(0.25)
Net realized gains	—	(0.72)	(0.50)	(1.96)	(1.00)	(0.65)
Total dividends and/or distributions to shareholders	—	(1.05)	(0.74)	(2.16)	(1.21)	(0.90)
Net asset value, end of period/year	$17.47	$16.60	$15.37	$13.60	$18.68	$17.04
Total return(B)	5.24%(C)	14.94%	18.73%	(16.28)%	17.04%	15.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$342,066	$338,916	$325,714	$292,382	$381,588	$376,902
Expenses to average net assets	0.64%(D)	0.63%	0.64%	0.62%	0.61%	0.63%
Net investment income (loss) to average net assets	1.94%(D)	1.93%	1.92%	1.43%	0.97%	1.29%
Portfolio turnover rate	23%(C)	42%	35%	33%	35%	51%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$16.06	$14.90	$13.20	$18.19	$16.62	$15.18
Investment operations:
Net investment income (loss)(A)	0.13	0.27	0.23	0.18	0.13	0.16
Net realized and unrealized gain (loss)	0.69	1.90	2.17	(3.06)	2.61	2.15
Total investment operations	0.82	2.17	2.40	(2.88)	2.74	2.31
Dividends and/or distributions to shareholders:
Net investment income	—	(0.29)	(0.20)	(0.15)	(0.17)	(0.22)
Net realized gains	—	(0.72)	(0.50)	(1.96)	(1.00)	(0.65)
Total dividends and/or distributions to shareholders	—	(1.01)	(0.70)	(2.11)	(1.17)	(0.87)
Net asset value, end of period/year	$16.88	$16.06	$14.90	$13.20	$18.19	$16.62
Total return(B)	5.11%(C)	14.64%	18.44%	(16.49)%	16.79%	15.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,049,414	$1,098,584	$1,198,991	$1,186,551	$1,619,087	$1,540,413
Expenses to average net assets	0.89%(D)	0.88%	0.89%	0.87%	0.86%	0.88%
Net investment income (loss) to average net assets	1.69%(D)	1.68%	1.66%	1.18%	0.72%	1.04%
Portfolio turnover rate	23%(C)	42%	35%	33%	35%	51%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $3,667.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,265,628	$—	$—	$—	$1,265,628
Total Borrowings	$1,265,628	$—	$—	$—	$1,265,628
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$266,604	$—	$—	$266,604
Total	$—	$—	$266,604	$—	$—	$266,604

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(298,915)	$—	$—	$(298,915)
Total	$—	$—	$(298,915)	$—	$—	$(298,915)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$492,560	$—	$—	$492,560
Total	$—	$—	$492,560	$—	$—	$492,560
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$8,357,593
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to an allocated portion of the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2025
Initial Class	0.68%	May 1, 2026
Service Class	0.93	May 1, 2026
Prior to May 1, 2025
Initial Class	0.75
Service Class	1.00
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$200,636,006	$82,586,248	$305,764,309	$81,373,996
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,202,491,162	$311,168,687	$(31,766,958)	$279,401,729
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past for the past 1-, 3-, and 10-year periods and above the benchmark for the past 5-year period.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to J.P. Morgan, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica PineBridge Inflation Opportunities VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 49.2%
U.S. Treasury Inflation-Protected Securities - 49.2%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,384,300	$ 1,285,240
0.63%, 02/15/2043	2,790,320	2,073,181
0.75%, 02/15/2042 - 02/15/2045	3,434,075	2,539,092
1.38%, 02/15/2044	1,789,203	1,501,799
1.50%, 02/15/2053	4,100,504	3,245,927
2.38%, 01/15/2027	2,703,969	2,749,254
3.63%, 04/15/2028	1,189,914	1,265,279
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2026 - 01/15/2032	7,813,510	7,373,744
0.25%, 07/15/2029	1,379,389	1,324,588
0.38%, 01/15/2027 - 07/15/2027	4,614,360	4,551,622
0.50%, 01/15/2028	2,600,780	2,552,375
0.63%, 07/15/2032	2,759,975	2,574,297
0.75%, 07/15/2028	2,555,700	2,524,510
0.88%, 01/15/2029	1,143,297	1,125,515
1.13%, 01/15/2033	1,076,830	1,028,949
1.25%, 04/15/2028	640,565	639,359
1.38%, 07/15/2033	2,376,337	2,307,620
1.75%, 01/15/2034	313,050	310,309
1.88%, 07/15/2034	2,453,376	2,455,257
2.38%, 10/15/2028	2,303,928	2,389,813
Total U.S. Government Obligations (Cost $49,260,414)		45,817,730
FOREIGN GOVERNMENT OBLIGATIONS - 35.9%
Australia - 4.7%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 4,250,000	4,333,606
Italy - 3.9%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (A)	EUR 2,377,660	2,527,383
1.30%, 05/15/2028 (A)	945,113	1,129,718
		3,657,101
Japan - 10.4%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2029	JPY 1,349,510,400	9,626,372
Mexico - 0.2%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 254,000	194,640
New Zealand - 1.8%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (A)	NZD 2,000,000	1,659,424
Spain - 4.9%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 3,831,300	4,553,001
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 10.0%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2026 - 03/22/2044 (A)	GBP 6,260,092	$ 7,791,899
1.25%, 11/22/2032 (A)	1,110,762	1,541,311
		9,333,210
Total Foreign Government Obligations (Cost $34,022,908)		33,357,354
CORPORATE DEBT SECURITIES - 14.5%
Aerospace & Defense - 0.3%
Boeing Co.
3.25%, 02/01/2028	$ 250,000	242,484
Automobiles - 0.5%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	200,000	198,968
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (B)	211,000	212,030
		410,998
Banks - 6.5%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.98% (C), 07/15/2025 (D)	432,000	361,538
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	153,000	149,555
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	1,000,000	1,000,009
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	401,000	407,471
Barclays PLC
Fixed until 09/10/2029, 4.94% (C), 09/10/2030	200,000	201,491
BNP Paribas SA
Fixed until 05/09/2030, 5.09% (C), 05/09/2031 (B)	246,000	248,398
BPCE SA
Fixed until 01/14/2045, 6.92% (C), 01/14/2046 (B)	253,000	263,858
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (C), 11/03/2032	272,000	237,821
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	117,000	113,637
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	222,000	199,158
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	539,000	504,213
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	140,000	140,793
Goldman Sachs Group, Inc.
Fixed until 04/25/2034, 5.85% (C), 04/25/2035	200,000	209,738
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (C), 11/03/2033	276,000	318,624
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA
3.40%, 05/20/2026	$ 250,000	$ 247,202
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	77,000	65,430
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	560,000	561,068
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	277,000	249,903
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	300,000	303,444
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	261,780
		6,045,131
Chemicals - 1.2%
Albemarle Corp.
5.65%, 06/01/2052 (E)	350,000	291,742
Dow Chemical Co.
5.60%, 02/15/2054	43,000	39,139
Eastman Chemical Co.
5.75%, 03/08/2033	128,000	133,081
Nutrien Ltd.
5.25%, 03/12/2032	503,000	512,938
Sherwin-Williams Co.
4.80%, 09/01/2031	135,000	136,447
		1,113,347
Commercial Services & Supplies - 0.2%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	223,000	193,480
Construction & Engineering - 0.2%
Lennar Corp.
5.20%, 07/30/2030	88,000	89,655
MasTec, Inc.
5.90%, 06/15/2029	79,000	81,717
		171,372
Containers & Packaging - 0.5%
Packaging Corp. of America
5.70%, 12/01/2033	200,000	208,877
Smurfit Westrock Financing DAC
5.42%, 01/15/2035	201,000	203,621
		412,498
Hotels, Restaurants & Leisure - 0.0% *
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	31,000	19,142
Insurance - 0.6%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (C), 02/12/2067 (B)	583,000	542,191
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Weir Group, Inc.
5.35%, 05/06/2030 (B)	$ 210,000	$ 212,940
Metals & Mining - 1.5%
ArcelorMittal SA
6.35%, 06/17/2054 (E)	117,000	118,029
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (B)	215,000	223,101
Glencore Funding LLC
2.85%, 04/27/2031 (B)	120,000	108,191
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	285,000	288,483
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	182,000	182,226
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	373,000	349,734
Steel Dynamics, Inc.
5.38%, 08/15/2034	150,000	152,310
		1,422,074
Oil, Gas & Consumable Fuels - 2.6%
APA Corp.
4.25%, 01/15/2030 (B)	520,000	497,798
6.10%, 02/15/2035 (B)	291,000	285,392
Cheniere Energy Partners LP
5.55%, 10/30/2035 (B)(F)	87,000	87,684
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	324,000	321,313
Enterprise Products Operating LLC
3.70%, 01/31/2051	243,000	175,458
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	154,000	152,370
Phillips 66 Co.
4.95%, 03/15/2035	111,000	107,695
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	280,000	302,132
Var Energi ASA
6.50%, 05/22/2035 (B)	206,000	213,036
Woodside Finance Ltd.
5.40%, 05/19/2030	279,000	282,972
		2,425,850
Residential REITs - 0.0% *
ERP Operating LP
4.95%, 06/15/2032	37,000	37,422
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.90%, 01/25/2033 (B)	211,000	218,740
Total Corporate Debt Securities (Cost $13,695,970)		13,467,669
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITY - 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	$ 625,000	$ 624,381
Total Asset-Backed Security (Cost $609,106)		624,381

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.27% (G)	316,198	316,198
Total Short-Term Investment Company (Cost $316,198)		316,198
	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (G)	415,720	$ 415,720
Total Other Investment Company (Cost $415,720)		415,720
Total Investments (Cost $98,320,316)		93,999,052
Net Other Assets (Liabilities) - (1.1)%		(983,188)
Net Assets - 100.0%		$ 93,015,864
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	07/10/2025	USD	8,533,065	GBP	6,675,000	$—	$(629,795)
JPMS	07/10/2025	USD	9,424,322	JPY	1,370,000,000	—	(100,240)
MSCS	07/10/2025	USD	3,955,251	AUD	6,520,000	—	(336,557)
MSCS	07/10/2025	USD	7,533,601	EUR	6,845,000	—	(534,989)
MSCS	07/10/2025	USD	1,522,063	NZD	2,700,000	—	(124,251)
Total						$—	$(1,725,832)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$45,817,730	$—	$45,817,730
Foreign Government Obligations	—	33,357,354	—	33,357,354
Corporate Debt Securities	—	13,467,669	—	13,467,669
Asset-Backed Security	—	624,381	—	624,381
Short-Term Investment Company	316,198	—	—	316,198
Other Investment Company	415,720	—	—	415,720
Total Investments	$731,918	$93,267,134	$—	$93,999,052
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(1,725,832)	$—	$(1,725,832)
Total Other Financial Instruments	$—	$(1,725,832)	$—	$(1,725,832)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2025, the total value of the Regulation S securities is $23,536,342, representing
25.3% of the Portfolio's net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $3,656,573, representing 3.9% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $406,853, collateralized by cash collateral of $415,720. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at June 30, 2025.
(H)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $98,320,316) (including securities loaned of $406,853)	$93,999,052
Cash	274,450
Cash collateral pledged at broker for:
OTC derivatives (A)	710,000
Foreign currency, at value (cost $8,893)	9,319
Receivables and other assets:
Investments sold	31,465
Net income from securities lending	179
Interest	407,684
Prepaid expenses	410
Total assets	95,432,559
Liabilities:
Cash collateral received upon return of:
Securities on loan	415,720
Payables and other liabilities:
Investments purchased	31,465
When-issued, delayed-delivery, forward and TBA commitments purchased	86,766
Shares of beneficial interest redeemed	59,108
Investment management fees	33,946
Distribution and service fees	19,733
Transfer agent costs	119
Trustee and CCO fees	497
Audit and tax fees	21,211
Custody fees	4,064
Legal fees	538
Printing and shareholder reports fees	13,587
Other accrued expenses	4,109
Unrealized depreciation on forward foreign currency contracts	1,725,832
Total liabilities	2,416,695
Net assets	$93,015,864
Net assets consist of:
Capital stock ($0.01 par value)	$92,191
Additional paid-in capital	108,361,138
Total distributable earnings (accumulated losses)	(15,437,465)
Net assets	$93,015,864
Net assets by class:
Initial Class	$12,517
Service Class	93,003,347
Shares outstanding:
Initial Class	1,262
Service Class	9,217,860
Net asset value and offering price per share:
Initial Class	$9.92
Service Class	10.09

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Interest income	$2,004,300
Net income from securities lending	1,535
Withholding taxes on foreign income	(254)
Total investment income	2,005,581
Expenses:
Investment management fees	206,952
Distribution and service fees:
Service Class	120,228
Transfer agent costs	566
Trustee and CCO fees	2,456
Audit and tax fees	21,860
Custody fees	10,449
Legal fees	4,274
Printing and shareholder reports fees	13,448
Other	8,076
Total expenses	388,309
Net investment income (loss)	1,617,272
Net realized gain (loss) on:
Investments	(939,665)
Forward foreign currency contracts	(36,911)
Foreign currency transactions	(7,398)
Net realized gain (loss)	(983,974)
Net change in unrealized appreciation (depreciation) on:
Investments	5,509,388
Forward foreign currency contracts	(2,723,374)
Translation of assets and liabilities denominated in foreign currencies	3,618
Net change in unrealized appreciation (depreciation)	2,789,632
Net realized and change in unrealized gain (loss)	1,805,658
Net increase (decrease) in net assets resulting from operations	$3,422,930
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,617,272	$2,713,215
Net realized gain (loss)	(983,974)	(839,910)
Net change in unrealized appreciation (depreciation)	2,789,632	88,324
Net increase (decrease) in net assets resulting from operations	3,422,930	1,961,629
Dividends and/or distributions to shareholders:
Initial Class	—	(6,323)
Service Class	—	(3,686,675)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,692,998)
Capital share transactions:
Proceeds from shares sold:
Initial Class	—	60,000
Service Class	785,018	1,851,888
	785,018	1,911,888
Dividends and/or distributions reinvested:
Initial Class	—	6,323
Service Class	—	3,686,675
	—	3,692,998
Cost of shares redeemed:
Initial Class	(188,143)	—
Service Class	(12,042,678)	(27,376,674)
	(12,230,821)	(27,376,674)
Net increase (decrease) in net assets resulting from capital share transactions	(11,445,803)	(21,771,788)
Net increase (decrease) in net assets	(8,022,873)	(23,503,157)
Net assets:
Beginning of period/year	101,038,737	124,541,894
End of period/year	$93,015,864	$101,038,737
Capital share transactions - shares:
Shares issued:
Initial Class	—	6,178
Service Class	79,112	186,855
	79,112	193,033
Shares reinvested:
Initial Class	—	653
Service Class	—	373,902
	—	374,555
Shares redeemed:
Initial Class	(19,316)	—
Service Class	(1,215,790)	(2,770,478)
	(1,235,106)	(2,770,478)
Net increase (decrease) in shares outstanding:
Initial Class	(19,316)	6,831
Service Class	(1,136,678)	(2,209,721)
	(1,155,994)	(2,202,890)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$9.57	$9.74	$9.80	$11.37	$11.08	$10.35
Investment operations:
Net investment income (loss)(A)	0.11	0.27	0.29	0.62	0.45	0.11
Net realized and unrealized gain (loss)	0.24	(0.06)	0.24	(1.76)	0.00 (B)	0.82
Total investment operations	0.35	0.21	0.53	(1.14)	0.45	0.93
Dividends and/or distributions to shareholders:
Net investment income	—	(0.38)	(0.59)	(0.43)	(0.16)	(0.20)
Net asset value, end of period/year	$9.92	$9.57	$9.74	$9.80	$11.37	$11.08
Total return(C)	3.66%(D)	2.07%	5.67%	(10.21)%	4.08%	9.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13	$197	$134	$98	$184	$60
Expenses to average net assets(E)	0.56%(F)	0.53%	0.59%	0.56%	0.57%	0.63%
Net investment income (loss) to average net assets	2.22%(F)	2.73%	2.97%	5.84%	4.01%	1.00%
Portfolio turnover rate	9%(D)	34%	22%	43%	32%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$9.74	$9.90	$9.94	$11.54	$11.24	$10.50
Investment operations:
Net investment income (loss)(A)	0.17	0.24	0.27	0.59	0.39	0.09
Net realized and unrealized gain (loss)	0.18	(0.06)	0.25	(1.79)	0.04	0.82
Total investment operations	0.35	0.18	0.52	(1.20)	0.43	0.91
Dividends and/or distributions to shareholders:
Net investment income	—	(0.34)	(0.56)	(0.40)	(0.13)	(0.17)
Net asset value, end of period/year	$10.09	$9.74	$9.90	$9.94	$11.54	$11.24
Total return(B)	3.59%(C)	1.82%	5.44%	(10.55)%	3.86%	8.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$93,003	$100,842	$124,408	$144,585	$168,860	$163,571
Expenses to average net assets(D)	0.81%(E)	0.78%	0.84%	0.81%	0.82%	0.88%
Net investment income (loss) to average net assets	3.36%(E)	2.43%	2.75%	5.54%	3.40%	0.82%
Portfolio turnover rate	9%(C)	34%	22%	43%	32%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2025, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2025, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$415,720	$—	$—	$—	$415,720
Total Borrowings	$415,720	$—	$—	$—	$415,720
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at June 30, 2025, are listed within the Schedule of Investments.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(1,725,832)	$—	$—	$—	$(1,725,832)
Total	$—	$(1,725,832)	$—	$—	$—	$(1,725,832)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(36,911)	$—	$—	$—	$(36,911)
Total	$—	$(36,911)	$—	$—	$—	$(36,911)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(2,723,374)	$—	$—	$—	$(2,723,374)
Total	$—	$(2,723,374)	$—	$—	$—	$(2,723,374)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$1,237,945
Average contract amounts sold — in USD	32,542,682
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2025. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
JPMorgan Securities LLC	$—	$—	$—	$—	$730,035	$—	$—	$730,035
Morgan Stanley Capital Services LLC	—	—	—	—	995,797	—	—	995,797
Total	$—	$—	$—	$—	$1,725,832	$—	$—	$1,725,832

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.430%
Over $100 million up to $500 million	0.380
Over $500 million up to $750 million	0.375
Over $750 million	0.370
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2026
Service Class	0.88	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$8,769,826	$—	$9,125,645	$8,812,079
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$98,320,316	$2,050,380	$(8,097,476)	$(6,047,096)
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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Call 800-851-9777
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica ProFund UltraBear VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 69.6%
Money Market Funds - 69.6%
BlackRock Liquidity Funds T-Fund, 4.20% (A)	1,887,086	$ 1,887,086
Dreyfus Treasury & Agency Cash Management Fund, 4.19% (A)	1,905,266	1,905,266
State Street Institutional U.S. Government Money Market Fund, 4.27% (A)	1,887,086	1,887,086
UBS Select Treasury Preferred Fund, 4.25% (A)	1,887,086	1,887,086
Total Short-Term Investment Companies (Cost $7,566,524)		7,566,524

Principal	Value
REPURCHASE AGREEMENT - 17.4%
Fixed Income Clearing Corp.,
1.80% (A), dated 06/30/2025, to be
repurchased at $1,887,181 on 07/01/2025.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $1,924,948.
$ 1,887,086	$ 1,887,086
Total Repurchase Agreement (Cost $1,887,086)	1,887,086
Total Investments (Cost $9,453,610)	9,453,610
Net Other Assets (Liabilities) - 13.0%	1,416,099
Net Assets - 100.0%	$ 10,869,709
FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(70)	09/19/2025	$(21,329,475)	$(21,888,125)	$—	$(558,650)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$7,566,524	$—	$—	$7,566,524
Repurchase Agreement	—	1,887,086	—	1,887,086
Total Investments	$7,566,524	$1,887,086	$—	$9,453,610
LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(558,650)	$—	$—	$(558,650)
Total Other Financial Instruments	$(558,650)	$—	$—	$(558,650)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Rate disclosed reflects the yield at June 30, 2025.
(B)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(C)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Unaffiliated investments, at value (cost $7,566,524)	$7,566,524
Repurchase agreement, at value (cost $1,887,086)	1,887,086
Cash collateral pledged at broker for:
Futures contracts	1,552,546
Receivables and other assets:
Interest	1,033
Prepaid expenses	37
Total assets	11,007,226
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	47,132
Investment management fees	6,590
Distribution and service fees	2,503
Transfer agent costs	19
Trustee and CCO fees	68
Audit and tax fees	7,756
Custody fees	692
Legal fees	294
Printing and shareholder reports fees	5,020
Other accrued expenses	3,156
Variation margin payable on futures contracts	64,287
Total liabilities	137,517
Net assets	$10,869,709
Net assets consist of:
Capital stock ($0.01 par value)	$22,216
Additional paid-in capital	219,232,324
Total distributable earnings (accumulated losses)	(208,384,831)
Net assets	$10,869,709
Shares outstanding	2,221,593
Net asset value and offering price per share	$4.89
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Interest income from unaffiliated investments	$110,296
Total investment income	110,296
Expenses:
Investment management fees	47,488
Distribution and service fees	13,491
Transfer agent costs	64
Trustee and CCO fees	288
Audit and tax fees	8,015
Custody fees	1,408
Legal fees	599
Printing and shareholder reports fees	4,730
Other	3,914
Total expenses before waiver and/or reimbursement and recapture	79,997
Expenses waived and/or reimbursed	(13,622)
Net expenses	66,375
Net investment income (loss)	43,921
Net realized gain (loss) on:
Futures contracts	(356,817)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(1,304,210)
Net realized and change in unrealized gain (loss)	(1,661,027)
Net increase (decrease) in net assets resulting from operations	$(1,617,106)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$43,921	$241,772
Net realized gain (loss)	(356,817)	(9,111,088)
Net change in unrealized appreciation (depreciation)	(1,304,210)	2,391,314
Net increase (decrease) in net assets resulting from operations	(1,617,106)	(6,478,002)
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(358,857)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(358,857)
Capital share transactions:
Proceeds from shares sold	3,495,900	4,305,791
Dividends and/or distributions reinvested	—	358,857
Cost of shares redeemed	(2,544,462)	(7,314,806)
Net increase (decrease) in net assets resulting from capital share transactions	951,438	(2,650,158)
Net increase (decrease) in net assets	(665,668)	(9,487,017)
Net assets:
Beginning of period/year	11,535,377	21,022,394
End of period/year	$10,869,709	$11,535,377
Capital share transactions - shares:
Shares issued	646,497	598,531
Shares reinvested	—	58,446
Shares redeemed	(459,693)	(1,159,720)
Net increase (decrease) in shares outstanding	186,804	(502,743)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022 (A)	December 31, 2021 (A)	December 31, 2020 (A)
Net asset value, beginning of period/year	$5.67	$8.28	$12.31	$9.41	$16.51	$35.45
Investment operations:
Net investment income (loss)(B)	0.02	0.10	0.14	(0.02)	(0.15)	(0.30)
Net realized and unrealized gain (loss)	(0.80)	(2.57)	(4.17)	2.92	(6.95)	(18.56)
Total investment operations	(0.78)	(2.47)	(4.03)	2.90	(7.10)	(18.86)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.14)	—	—	—	(0.08)
Net asset value, end of period/year	$4.89	$5.67	$8.28	$12.31	$9.41	$16.51
Total return(C)	(13.76)%(D)	(29.96)%	(32.74)%	23.10%	(38.46)%	(53.41)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,870	$11,535	$21,022	$31,709	$7,424	$9,355
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	1.48%(F)	1.36%	1.33%	1.27%	1.58%	1.34%
Including waiver and/or reimbursement and recapture	1.23%(F)	1.23%	1.23%	1.23%	1.24%(G)	1.23%
Net investment income (loss) to average net assets	0.81%(F)	1.46%	1.34%	(0.60)%	(1.24)%	(1.10)%
Portfolio turnover rate	— %(D)	— %	— %	— %	— %	— %

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Includes interest expenses outside the operating expense limit.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(558,650)	$—	$—	$(558,650)
Total	$—	$—	$(558,650)	$—	$—	$(558,650)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(356,817)	$—	$—	$(356,817)
Total	$—	$—	$(356,817)	$—	$—	$(356,817)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(1,304,210)	$—	$—	$(1,304,210)
Total	$—	$—	$(1,304,210)	$—	$—	$(1,304,210)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — short	$(21,079,040)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.
Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the S&P 500 Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.
Leveraging risk: The Portfolio obtains investment exposure in excess of its assets in seeking to achieve its investment objective—a form of leverage—and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of leverage could result in the total loss of an investor’s investment. For example, because the Portfolio includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Portfolio, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Index performance risk: The Portfolio is linked to a benchmark maintained by a third party provider that is unaffiliated with the Portfolio. There can be no guarantee or assurance that the methodology used by the third party provider to create the benchmark will result in the Portfolio achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the benchmark or the daily calculation of the benchmark will be free from error. It is also possible that the value of the benchmark or its underlying reference assets (i.e., the constituent securities of the benchmark) may be subject to intentional manipulation by third-party market participants. The particular benchmark used by the Portfolio may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying reference assets. Each of these factors could have a negative impact on the performance of the Portfolio.
Compounding risk: The Portfolio has a single day investment objective, and the Portfolio’s performance for periods greater than a single day will be the result of each day’s returns compounded over the period, which is likely to be either better or worse than the Index performance times the stated multiple in the Portfolio ’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse(-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Industry concentration risk: The Portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended June 30, 2025, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2022 (A)	2023	2024	2025	Total
Service Class	$4,589	$26,415	$23,180	$13,622	$67,806

(A)	For the six-month period of July 1, 2022 through December 31, 2022.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
During the period ended June 30, 2025, there were no proceeds from securities purchased or securities sold (excluding short-term securities).
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$9,453,610	$—	$—	$—
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
11. STOCK SPLIT
Effective as of the close of business on the date listed in the subsequent table, the Portfolio's shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights was retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:
Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
January 21, 2022	125 for 1	98,591,154	788,729	Increase	Decrease
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10- year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500 Index) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica S&P 500 Index VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (A)	1,776	$ 1,470,421
Boeing Co. (A)	18,010	3,773,635
General Dynamics Corp.	5,980	1,744,127
General Electric Co.	25,344	6,523,292
Howmet Aerospace, Inc.	9,551	1,777,728
Huntington Ingalls Industries, Inc.	924	223,109
L3 Harris Technologies, Inc.	4,438	1,113,228
Lockheed Martin Corp.	4,927	2,281,891
Northrop Grumman Corp.	3,237	1,618,435
RTX Corp.	31,886	4,655,994
Textron, Inc.	4,311	346,130
TransDigm Group, Inc.	1,343	2,042,220
		27,570,210
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,764	265,206
Expeditors International of Washington, Inc.	3,271	373,712
FedEx Corp.	5,285	1,201,333
United Parcel Service, Inc., Class B	17,551	1,771,598
		3,611,849
Automobile Components - 0.0% *
Aptiv PLC (A)	5,508	375,756
Automobiles - 1.9%
Ford Motor Co.	93,672	1,016,341
General Motors Co.	23,423	1,152,646
Tesla, Inc. (A)	66,744	21,201,899
		23,370,886
Banks - 3.6%
Bank of America Corp.	156,579	7,409,318
Citigroup, Inc.	44,469	3,785,201
Citizens Financial Group, Inc.	10,114	452,602
Fifth Third Bancorp	15,818	650,594
Huntington Bancshares, Inc.	35,081	587,958
JPMorgan Chase & Co.	66,202	19,192,622
KeyCorp	23,522	409,753
M&T Bank Corp.	3,918	760,053
PNC Financial Services Group, Inc.	9,331	1,739,485
Regions Financial Corp.	21,182	498,201
Truist Financial Corp.	31,075	1,335,914
U.S. Bancorp	37,099	1,678,730
Wells Fargo & Co.	77,662	6,222,279
		44,722,710
Beverages - 1.1%
Brown-Forman Corp., Class B	4,099	110,304
Coca-Cola Co.	92,387	6,536,380
Constellation Brands, Inc., Class A	3,670	597,036
Keurig Dr. Pepper, Inc.	32,072	1,060,300
Molson Coors Beverage Co., Class B	3,897	187,407
Monster Beverage Corp. (A)	16,579	1,038,509
PepsiCo, Inc.	32,733	4,322,065
		13,852,001
Biotechnology - 1.6%
AbbVie, Inc.	42,116	7,817,572
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	12,839	$ 3,584,777
Biogen, Inc. (A)	3,442	432,281
Gilead Sciences, Inc.	29,529	3,273,880
Incyte Corp. (A)	3,793	258,303
Moderna, Inc. (A)	7,905	218,099
Regeneron Pharmaceuticals, Inc.	2,482	1,303,050
Vertex Pharmaceuticals, Inc. (A)	6,089	2,710,823
		19,598,785
Broadline Retail - 4.0%
Amazon.com, Inc. (A)	225,242	49,415,842
eBay, Inc.	11,377	847,132
		50,262,974
Building Products - 0.5%
A.O. Smith Corp.	2,663	174,613
Allegion PLC	2,053	295,878
Builders FirstSource, Inc. (A)	2,718	317,163
Carrier Global Corp.	19,015	1,391,708
Johnson Controls International PLC	15,569	1,644,398
Lennox International, Inc.	756	433,370
Masco Corp.	5,053	325,211
Trane Technologies PLC	5,300	2,318,273
		6,900,614
Capital Markets - 3.4%
Ameriprise Financial, Inc.	2,265	1,208,898
Bank of New York Mellon Corp.	17,001	1,548,961
Blackrock, Inc.	3,477	3,648,242
Blackstone, Inc.	17,291	2,586,388
Cboe Global Markets, Inc.	2,478	577,894
Charles Schwab Corp.	40,780	3,720,767
CME Group, Inc.	8,612	2,373,639
Coinbase Global, Inc., Class A (A)	5,057	1,772,428
FactSet Research Systems, Inc.	887	396,737
Franklin Resources, Inc.	7,222	172,245
Goldman Sachs Group, Inc.	7,386	5,227,442
Intercontinental Exchange, Inc.	13,707	2,514,823
Invesco Ltd.	10,579	166,831
KKR & Co., Inc.	16,213	2,156,815
MarketAxess Holdings, Inc.	850	189,839
Moody's Corp.	3,664	1,837,826
Morgan Stanley	29,303	4,127,621
MSCI, Inc.	1,821	1,050,244
Nasdaq, Inc.	9,827	878,730
Northern Trust Corp.	4,738	600,731
Raymond James Financial, Inc.	4,392	673,601
S&P Global, Inc.	7,459	3,933,056
State Street Corp.	6,817	724,920
T. Rowe Price Group, Inc.	5,161	498,037
		42,586,715
Chemicals - 1.2%
Air Products & Chemicals, Inc.	5,249	1,480,533
Albemarle Corp.	2,642	165,574
CF Industries Holdings, Inc.	4,222	388,424
Corteva, Inc.	16,145	1,203,287
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	16,620	$ 440,098
DuPont de Nemours, Inc.	9,878	677,532
Eastman Chemical Co.	2,720	203,075
Ecolab, Inc.	5,943	1,601,282
International Flavors & Fragrances, Inc.	6,076	446,890
Linde PLC	11,244	5,275,460
LyondellBasell Industries NV, Class A	6,047	349,879
Mosaic Co.	7,330	267,398
PPG Industries, Inc.	5,584	635,180
Sherwin-Williams Co.	5,455	1,873,029
		15,007,641
Commercial Services & Supplies - 0.6%
Cintas Corp.	8,116	1,808,813
Copart, Inc. (A)	20,804	1,020,852
Republic Services, Inc.	4,793	1,182,002
Rollins, Inc.	6,556	369,889
Veralto Corp.	5,840	589,548
Waste Management, Inc.	8,769	2,006,523
		6,977,627
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	24,393	2,495,648
Cisco Systems, Inc.	94,886	6,583,191
F5, Inc. (A)	1,361	400,569
Juniper Networks, Inc.	7,767	310,136
Motorola Solutions, Inc.	3,956	1,663,340
		11,452,884
Construction & Engineering - 0.1%
Quanta Services, Inc.	3,486	1,317,987
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,452	797,090
Vulcan Materials Co.	3,107	810,368
		1,607,458
Consumer Finance - 0.6%
American Express Co.	13,142	4,192,035
Capital One Financial Corp.	15,287	3,252,462
Synchrony Financial	9,382	626,155
		8,070,652
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	10,574	10,467,626
Dollar General Corp.	5,218	596,835
Dollar Tree, Inc. (A)	4,729	468,360
Kroger Co.	15,682	1,124,870
Sysco Corp.	11,500	871,010
Target Corp.	10,840	1,069,366
Walgreens Boots Alliance, Inc.	16,511	189,546
Walmart, Inc.	102,975	10,068,895
		24,856,508
Containers & Packaging - 0.2%
Amcor PLC	53,230	489,184
Avery Dennison Corp.	1,880	329,884
Ball Corp.	7,101	398,295
	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
International Paper Co.	12,320	$ 576,945
Packaging Corp. of America	2,105	396,687
Smurfit WestRock PLC	11,951	515,686
		2,706,681
Distributors - 0.1%
Genuine Parts Co.	3,283	398,261
LKQ Corp.	6,106	225,983
Pool Corp.	910	265,247
		889,491
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	171,726	4,969,750
Verizon Communications, Inc.	100,651	4,355,169
		9,324,919
Electric Utilities - 1.5%
Alliant Energy Corp.	6,197	374,733
American Electric Power Co., Inc.	12,594	1,306,753
Constellation Energy Corp.	7,500	2,420,700
Duke Energy Corp.	18,580	2,192,440
Edison International	8,981	463,420
Entergy Corp.	10,772	895,369
Evergy, Inc.	5,431	374,359
Eversource Energy	8,842	562,528
Exelon Corp.	23,898	1,037,651
FirstEnergy Corp.	12,057	485,415
NextEra Energy, Inc.	49,157	3,412,479
NRG Energy, Inc.	4,814	773,032
PG&E Corp.	52,497	731,808
Pinnacle West Capital Corp.	2,685	240,227
PPL Corp.	17,433	590,804
Southern Co.	26,297	2,414,853
Xcel Energy, Inc.	13,667	930,723
		19,207,294
Electrical Equipment - 0.9%
AMETEK, Inc.	5,414	979,718
Eaton Corp. PLC	9,367	3,343,925
Emerson Electric Co.	13,352	1,780,222
GE Vernova, Inc.	6,515	3,447,412
Generac Holdings, Inc. (A)	1,408	201,640
Hubbell, Inc.	1,272	519,498
Rockwell Automation, Inc.	2,684	891,544
		11,163,959
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	28,896	2,853,480
CDW Corp.	3,196	570,774
Corning, Inc.	18,141	954,035
Jabil, Inc.	2,536	553,102
Keysight Technologies, Inc. (A)	4,075	667,729
Ralliant Corp. (A)	1	48
TE Connectivity PLC	7,004	1,181,365
Teledyne Technologies, Inc. (A)	1,104	565,590
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. (A)	5,839	$ 443,647
Zebra Technologies Corp., Class A (A)	1,241	382,675
		8,172,445
Energy Equipment & Services - 0.2%
Baker Hughes Co.	23,249	891,367
Halliburton Co.	20,499	417,770
Schlumberger NV	33,268	1,124,458
		2,433,595
Entertainment - 1.8%
Electronic Arts, Inc.	5,680	907,096
Live Nation Entertainment, Inc. (A)	3,703	560,190
Netflix, Inc. (A)	10,141	13,580,117
Take-Two Interactive Software, Inc. (A)	4,034	979,657
TKO Group Holdings, Inc.	1,598	290,756
Walt Disney Co.	42,781	5,305,272
Warner Bros Discovery, Inc. (A)	52,344	599,862
		22,222,950
Financial Services - 4.3%
Apollo Global Management, Inc.	10,838	1,537,587
Berkshire Hathaway, Inc., Class B (A)	43,678	21,217,462
Corpay, Inc. (A)	1,646	546,176
Fidelity National Information Services, Inc.	12,545	1,021,288
Fiserv, Inc. (A)	13,434	2,316,156
Global Payments, Inc.	5,847	467,994
Jack Henry & Associates, Inc.	1,752	315,658
Mastercard, Inc., Class A	19,332	10,863,424
PayPal Holdings, Inc. (A)	23,309	1,732,325
Visa, Inc., Class A	40,801	14,486,395
		54,504,465
Food Products - 0.6%
Archer-Daniels-Midland Co.	11,332	598,103
Bunge Global SA	3,116	250,152
Campbell's Co.	4,451	136,423
Conagra Brands, Inc.	11,178	228,814
General Mills, Inc.	12,921	669,437
Hershey Co.	3,491	579,331
Hormel Foods Corp.	6,871	207,848
J.M. Smucker Co.	2,493	244,813
Kellanova	6,349	504,936
Kraft Heinz Co.	20,368	525,902
Lamb Weston Holdings, Inc.	3,289	170,535
McCormick & Co., Inc.	5,994	454,465
Mondelez International, Inc., Class A	30,955	2,087,605
Tyson Foods, Inc., Class A	6,758	378,042
		7,036,406
Gas Utilities - 0.0% *
Atmos Energy Corp.	3,707	571,286
Ground Transportation - 0.9%
CSX Corp.	45,359	1,480,064
JB Hunt Transport Services, Inc.	1,876	269,394
Norfolk Southern Corp.	5,347	1,368,672
Old Dominion Freight Line, Inc.	4,383	711,361
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	49,924	$ 4,657,909
Union Pacific Corp.	14,319	3,294,515
		11,781,915
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	41,509	5,645,639
Align Technology, Inc. (A)	1,641	310,690
Baxter International, Inc.	12,322	373,110
Becton Dickinson & Co.	6,848	1,179,568
Boston Scientific Corp. (A)	35,338	3,795,655
Cooper Cos., Inc. (A)	4,716	335,591
Dexcom, Inc. (A)	9,362	817,209
Edwards Lifesciences Corp. (A)	13,836	1,082,114
GE HealthCare Technologies, Inc.	10,859	804,326
Hologic, Inc. (A)	5,299	345,283
IDEXX Laboratories, Inc. (A)	1,948	1,044,790
Insulet Corp. (A)	1,678	527,194
Intuitive Surgical, Inc. (A)	8,556	4,649,416
Medtronic PLC	30,643	2,671,150
ResMed, Inc.	3,468	894,744
Solventum Corp. (A)	3,264	247,542
STERIS PLC	2,283	548,422
Stryker Corp.	8,214	3,249,705
Zimmer Biomet Holdings, Inc.	4,830	440,544
		28,962,692
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	5,685	955,080
Cencora, Inc.	4,080	1,223,388
Centene Corp. (A)	11,663	633,068
Cigna Group	6,437	2,127,943
CVS Health Corp.	30,296	2,089,818
DaVita, Inc. (A)	1,065	151,709
Elevance Health, Inc.	5,477	2,130,334
HCA Healthcare, Inc.	4,204	1,610,552
Henry Schein, Inc. (A)	2,850	208,193
Humana, Inc.	2,813	687,722
Labcorp Holdings, Inc.	1,983	520,557
McKesson Corp.	2,962	2,170,494
Molina Healthcare, Inc. (A)	1,311	390,547
Quest Diagnostics, Inc.	2,585	464,344
UnitedHealth Group, Inc.	21,764	6,789,715
Universal Health Services, Inc., Class B	1,337	242,198
		22,395,662
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	3,538	256,965
Healthpeak Properties, Inc.	16,117	282,209
Ventas, Inc.	10,934	690,482
Welltower, Inc.	14,868	2,285,657
		3,515,313
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	16,500	253,440
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A (A)	10,214	1,351,721
Booking Holdings, Inc.	783	4,532,975
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc. (A)	5,017	$ 142,433
Carnival Corp. (A)	25,031	703,872
Chipotle Mexican Grill, Inc. (A)	32,090	1,801,853
Darden Restaurants, Inc.	2,766	602,905
Domino's Pizza, Inc.	821	369,942
DoorDash, Inc., Class A (A)	8,215	2,025,080
Expedia Group, Inc.	2,899	489,003
Hilton Worldwide Holdings, Inc.	5,703	1,518,937
Las Vegas Sands Corp.	8,115	353,084
Marriott International, Inc., Class A	5,397	1,474,514
McDonald's Corp.	17,064	4,985,589
MGM Resorts International (A)	5,118	176,008
Norwegian Cruise Line Holdings Ltd. (A)	10,383	210,567
Royal Caribbean Cruises Ltd.	5,992	1,876,335
Starbucks Corp.	27,155	2,488,213
Wynn Resorts Ltd.	2,093	196,051
Yum! Brands, Inc.	6,640	983,915
		26,282,997
Household Durables - 0.3%
D.R. Horton, Inc.	6,797	876,269
Garmin Ltd.	3,653	762,454
Lennar Corp., Class A	5,432	600,834
Mohawk Industries, Inc. (A)	1,161	121,719
NVR, Inc. (A)	71	524,382
PulteGroup, Inc.	4,847	511,165
		3,396,823
Household Products - 1.0%
Church & Dwight Co., Inc.	5,927	569,644
Clorox Co.	2,870	344,601
Colgate-Palmolive Co.	19,205	1,745,735
Kimberly-Clark Corp.	7,848	1,011,764
Procter & Gamble Co.	55,889	8,904,235
		12,575,979
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	16,790	176,631
Vistra Corp.	8,037	1,557,651
		1,734,282
Industrial Conglomerates - 0.4%
3M Co.	12,809	1,950,042
Honeywell International, Inc.	15,403	3,587,051
		5,537,093
Industrial REITs - 0.2%
Prologis, Inc.	22,177	2,331,246
Insurance - 2.1%
Aflac, Inc.	11,688	1,232,616
Allstate Corp.	6,236	1,255,369
American International Group, Inc.	14,011	1,199,202
Aon PLC, Class A	5,093	1,816,979
Arch Capital Group Ltd.	8,852	805,975
Arthur J Gallagher & Co.	6,134	1,963,616
Assurant, Inc.	1,180	233,038
Brown & Brown, Inc.	6,737	746,931
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb Ltd.	8,905	$ 2,579,957
Cincinnati Financial Corp.	3,771	561,577
Erie Indemnity Co., Class A	586	203,219
Everest Group Ltd.	1,048	356,163
Globe Life, Inc.	1,996	248,083
Hartford Insurance Group, Inc.	6,763	858,022
Loews Corp.	4,172	382,406
Marsh & McLennan Cos., Inc.	11,773	2,574,049
MetLife, Inc.	13,634	1,096,446
Principal Financial Group, Inc.	4,908	389,842
Progressive Corp.	13,997	3,735,239
Prudential Financial, Inc.	8,484	911,521
Travelers Cos., Inc.	5,395	1,443,378
W.R. Berkley Corp.	7,052	518,110
Willis Towers Watson PLC	2,394	733,761
		25,845,499
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	138,622	24,429,355
Alphabet, Inc., Class C	111,938	19,856,682
Match Group, Inc.	5,901	182,282
Meta Platforms, Inc., Class A	51,760	38,203,538
		82,671,857
IT Services - 1.1%
Accenture PLC, Class A	14,944	4,466,612
Akamai Technologies, Inc. (A)	3,547	282,909
Cognizant Technology Solutions Corp., Class A	11,587	904,134
EPAM Systems, Inc. (A)	1,339	236,762
Gartner, Inc. (A)	1,824	737,297
GoDaddy, Inc., Class A (A)	3,337	600,860
International Business Machines Corp.	22,167	6,534,388
VeriSign, Inc.	1,919	554,207
		14,317,169
Leisure Products - 0.0% *
Hasbro, Inc.	3,096	228,547
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6,722	793,263
Bio-Techne Corp.	3,720	191,394
Charles River Laboratories International, Inc. (A)	1,240	188,145
Danaher Corp.	15,113	2,985,422
IQVIA Holdings, Inc. (A)	3,951	622,638
Mettler-Toledo International, Inc. (A)	499	586,186
Revvity, Inc.	2,874	277,973
Thermo Fisher Scientific, Inc.	9,060	3,673,468
Waters Corp. (A)	1,402	489,354
West Pharmaceutical Services, Inc.	1,690	369,772
		10,177,615
Machinery - 1.5%
Caterpillar, Inc.	11,317	4,393,373
Cummins, Inc.	3,252	1,065,030
Deere & Co.	6,003	3,052,465
Dover Corp.	3,246	594,765
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	8,142	$ 424,442
IDEX Corp.	1,833	321,820
Illinois Tool Works, Inc.	6,354	1,571,026
Ingersoll Rand, Inc.	9,492	789,545
Nordson Corp.	1,299	278,467
Otis Worldwide Corp.	9,308	921,678
PACCAR, Inc.	12,451	1,183,592
Parker-Hannifin Corp.	3,030	2,116,364
Pentair PLC	4,021	412,796
Snap-on, Inc.	1,237	384,930
Stanley Black & Decker, Inc.	3,766	255,146
Westinghouse Air Brake Technologies Corp.	4,031	843,890
Xylem, Inc.	5,737	742,138
		19,351,467
Media - 0.4%
Charter Communications, Inc., Class A (A)	2,271	928,408
Comcast Corp., Class A	89,380	3,189,972
Fox Corp., Class A	4,981	279,135
Fox Corp., Class B	3,212	165,836
Interpublic Group of Cos., Inc.	8,483	207,664
News Corp., Class A	8,927	265,310
News Corp., Class B	2,638	90,510
Omnicom Group, Inc.	4,698	337,974
Paramount Global, Class B	13,560	174,924
		5,639,733
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	33,811	1,465,707
Newmont Corp.	26,787	1,560,610
Nucor Corp.	5,543	718,040
Steel Dynamics, Inc.	3,373	431,778
		4,176,135
Multi-Utilities - 0.6%
Ameren Corp.	6,311	606,108
CenterPoint Energy, Inc.	15,348	563,886
CMS Energy Corp.	7,056	488,840
Consolidated Edison, Inc.	8,697	872,744
Dominion Energy, Inc.	20,518	1,159,677
DTE Energy Co.	4,898	648,789
NiSource, Inc.	11,097	447,653
Public Service Enterprise Group, Inc.	11,765	990,378
Sempra	15,685	1,188,453
WEC Energy Group, Inc.	7,502	781,708
		7,748,236
Office REITs - 0.0% *
BXP, Inc.	3,436	231,827
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	8,736	159,781
Chevron Corp.	38,756	5,549,472
ConocoPhillips	30,256	2,715,174
Coterra Energy, Inc.	17,390	441,358
Devon Energy Corp.	15,512	493,437
Diamondback Energy, Inc.	4,363	599,476
EOG Resources, Inc.	13,384	1,600,860
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	14,090	$ 821,729
Expand Energy Corp.	5,255	614,520
Exxon Mobil Corp.	102,875	11,089,925
Hess Corp.	6,469	896,215
Kinder Morgan, Inc.	46,049	1,353,841
Marathon Petroleum Corp.	7,535	1,251,639
Occidental Petroleum Corp.	17,144	720,219
ONEOK, Inc.	14,651	1,195,961
Phillips 66	9,690	1,156,017
Targa Resources Corp.	5,149	896,338
Texas Pacific Land Corp.	438	462,699
Valero Energy Corp.	7,566	1,017,022
Williams Cos., Inc.	29,203	1,834,240
		34,869,923
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	15,689	771,585
Southwest Airlines Co.	14,305	464,054
United Airlines Holdings, Inc. (A)	7,778	619,362
		1,855,001
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,547	448,197
Kenvue, Inc.	45,161	945,220
		1,393,417
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	48,705	2,254,554
Eli Lilly & Co.	18,742	14,609,951
Johnson & Johnson	57,358	8,761,435
Merck & Co., Inc.	59,734	4,728,543
Pfizer, Inc.	135,773	3,291,138
Viatris, Inc.	28,185	251,692
Zoetis, Inc.	10,598	1,652,758
		35,550,071
Professional Services - 0.6%
Automatic Data Processing, Inc.	9,641	2,973,284
Broadridge Financial Solutions, Inc., ADR	2,735	664,687
Dayforce, Inc. (A)	3,840	212,698
Equifax, Inc.	2,944	763,585
Jacobs Solutions, Inc.	2,894	380,416
Leidos Holdings, Inc.	3,157	498,048
Paychex, Inc.	7,545	1,097,496
Paycom Software, Inc.	1,089	251,995
Verisk Analytics, Inc.	3,312	1,031,688
		7,873,897
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	7,073	991,069
CoStar Group, Inc. (A)	9,914	797,085
		1,788,154
Residential REITs - 0.2%
AvalonBay Communities, Inc.	3,315	674,603
Camden Property Trust	2,499	281,612
Equity Residential	8,070	544,644
Essex Property Trust, Inc.	1,493	423,116
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Invitation Homes, Inc.	13,745	$ 450,836
Mid-America Apartment Communities, Inc.	2,836	419,757
UDR, Inc.	7,395	301,938
		3,096,506
Retail REITs - 0.3%
Federal Realty Investment Trust	1,821	172,977
Kimco Realty Corp.	16,133	339,116
Realty Income Corp.	21,706	1,250,482
Regency Centers Corp.	3,857	274,734
Simon Property Group, Inc.	7,220	1,160,687
		3,197,996
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices, Inc. (A)	38,692	5,490,395
Analog Devices, Inc.	11,860	2,822,917
Applied Materials, Inc.	19,261	3,526,111
Broadcom, Inc.	112,098	30,899,814
Enphase Energy, Inc. (A)	3,238	128,387
First Solar, Inc. (A)	2,568	425,107
Intel Corp.	104,413	2,338,851
KLA Corp.	3,138	2,810,832
Lam Research Corp.	30,553	2,974,029
Microchip Technology, Inc.	12,772	898,766
Micron Technology, Inc.	26,704	3,291,268
Monolithic Power Systems, Inc.	1,119	818,414
NVIDIA Corp.	581,338	91,845,590
NXP Semiconductors NV	6,034	1,318,369
ON Semiconductor Corp. (A)	9,951	521,532
QUALCOMM, Inc.	26,190	4,171,019
Skyworks Solutions, Inc.	3,846	286,604
Teradyne, Inc.	3,741	336,391
Texas Instruments, Inc.	21,684	4,502,032
		159,406,428
Software - 11.4%
Adobe, Inc. (A)	10,306	3,987,185
ANSYS, Inc. (A)	2,116	743,182
Autodesk, Inc. (A)	5,070	1,569,520
Cadence Design Systems, Inc. (A)	6,454	1,988,800
Crowdstrike Holdings, Inc., Class A (A)	5,954	3,032,432
Fair Isaac Corp. (A)	577	1,054,733
Fortinet, Inc. (A)	15,133	1,599,861
Gen Digital, Inc.	12,680	372,792
Intuit, Inc.	6,671	5,254,280
Microsoft Corp.	177,174	88,128,119
Oracle Corp.	38,777	8,477,815
Palantir Technologies, Inc., Class A (A)	50,724	6,914,696
Palo Alto Networks, Inc. (A)	15,691	3,211,006
PTC, Inc. (A)	2,884	497,029
Roper Technologies, Inc.	2,529	1,433,538
Salesforce, Inc.	22,887	6,241,056
ServiceNow, Inc. (A)	4,940	5,078,715
Synopsys, Inc. (A)	3,698	1,895,891
Tyler Technologies, Inc. (A)	1,011	599,361
Workday, Inc., Class A (A)	5,190	1,245,600
		143,325,611
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 0.9%
American Tower Corp.	11,187	$ 2,472,551
Crown Castle, Inc.	10,333	1,061,509
Digital Realty Trust, Inc.	7,475	1,303,117
Equinix, Inc.	2,340	1,861,400
Extra Space Storage, Inc.	4,997	736,758
Iron Mountain, Inc.	6,936	711,425
Public Storage	3,694	1,083,893
SBA Communications Corp.	2,590	608,236
VICI Properties, Inc.	25,273	823,900
Weyerhaeuser Co.	17,592	451,938
		11,114,727
Specialty Retail - 1.7%
AutoZone, Inc. (A)	399	1,481,180
Best Buy Co., Inc.	4,637	311,282
CarMax, Inc. (A)	3,500	235,235
Home Depot, Inc.	23,695	8,687,535
Lowe's Cos., Inc.	13,382	2,969,064
O'Reilly Automotive, Inc. (A)	20,310	1,830,540
Ross Stores, Inc.	7,791	993,976
TJX Cos., Inc.	26,630	3,288,539
Tractor Supply Co.	12,598	664,797
Ulta Beauty, Inc. (A)	1,120	523,958
Williams-Sonoma, Inc.	2,885	471,322
		21,457,428
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	356,039	73,048,522
Dell Technologies, Inc., Class C	7,366	903,072
Hewlett Packard Enterprise Co.	31,385	641,823
HP, Inc.	21,853	534,524
NetApp, Inc.	4,722	503,129
Seagate Technology Holdings PLC	4,999	721,506
Super Micro Computer, Inc. (A)	12,002	588,218
Western Digital Corp.	8,266	528,941
		77,469,735
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (A)	3,543	365,177
Lululemon Athletica, Inc. (A)	2,659	631,725
NIKE, Inc., Class B	27,958	1,986,136
Ralph Lauren Corp.	942	258,372
Tapestry, Inc.	5,276	463,286
		3,704,696
Tobacco - 0.7%
Altria Group, Inc.	40,020	2,346,373
Philip Morris International, Inc.	37,119	6,760,483
		9,106,856
Trading Companies & Distributors - 0.3%
Fastenal Co.	27,008	1,134,336
United Rentals, Inc.	1,542	1,161,743
WW Grainger, Inc.	1,048	1,090,171
		3,386,250
Water Utilities - 0.1%
American Water Works Co., Inc.	4,664	648,809
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	11,369	$ 2,708,778
Total Common Stocks (Cost $848,601,611)		1,251,486,558

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (B), dated 06/30/2025, to be repurchased at $7,786,328 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $7,941,824.	$ 7,785,938	7,785,938
Total Repurchase Agreement (Cost $7,785,938)		7,785,938
Total Investments (Cost $856,387,549)		1,259,272,496
Net Other Assets (Liabilities) - 0.0%*		426,636
Net Assets - 100.0%		$ 1,259,699,132
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	24	09/19/2025	$7,350,546	$7,504,500	$153,954	$—
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,251,486,558	$—	$—	$1,251,486,558
Repurchase Agreement	—	7,785,938	—	7,785,938
Total Investments	$1,251,486,558	$7,785,938	$—	$1,259,272,496
Other Financial Instruments
Futures Contracts (D)	$153,954	$—	$—	$153,954
Total Other Financial Instruments	$153,954	$—	$—	$153,954
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at June 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $848,601,611)	$1,251,486,558
Repurchase agreement, at value (cost $7,785,938)	7,785,938
Cash collateral pledged at broker for:
Futures contracts	568,418
Receivables and other assets:
Investments sold	131,547
Shares of beneficial interest sold	1,148,332
Dividends	626,521
Interest	389
Variation margin receivable on futures contracts	36,197
Prepaid expenses	5,292
Total assets	1,261,789,192
Liabilities:
Payables and other liabilities:
Investments purchased	1,563,326
Shares of beneficial interest redeemed	132,926
Due to custodian	3,526
Investment management fees	82,353
Distribution and service fees	196,338
Transfer agent costs	939
Trustee and CCO fees	3,559
Audit and tax fees	23,594
Custody fees	13,967
Legal fees	13,583
Printing and shareholder reports fees	9,675
Other accrued expenses	46,274
Total liabilities	2,090,060
Net assets	$1,259,699,132
Net assets consist of:
Capital stock ($0.01 par value)	$488,858
Additional paid-in capital	824,128,587
Total distributable earnings (accumulated losses)	435,081,687
Net assets	$1,259,699,132
Net assets by class:
Initial Class	$301,010,782
Service Class	958,688,350
Shares outstanding:
Initial Class	11,600,081
Service Class	37,285,766
Net asset value and offering price per share:
Initial Class	$25.95
Service Class	25.71
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$7,525,777
Interest income	49,405
Withholding taxes on foreign income	(1,794)
Total investment income	7,573,388
Expenses:
Investment management fees	451,585
Distribution and service fees:
Service Class	1,081,475
Transfer agent costs	6,242
Trustee and CCO fees	27,257
Audit and tax fees	26,954
Custody fees	47,522
Legal fees	59,326
Printing and shareholder reports fees	17,591
Other	80,144
Total expenses	1,798,096
Net investment income (loss)	5,775,292
Net realized gain (loss) on:
Investments	12,939,093
Futures contracts	210,752
Net realized gain (loss)	13,149,845
Net change in unrealized appreciation (depreciation) on:
Investments	53,236,374
Futures contracts	225,575
Net change in unrealized appreciation (depreciation)	53,461,949
Net realized and change in unrealized gain (loss)	66,611,794
Net increase (decrease) in net assets resulting from operations	$72,387,086
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$5,775,292	$9,692,687
Net realized gain (loss)	13,149,845	6,360,876
Net change in unrealized appreciation (depreciation)	53,461,949	178,306,441
Net increase (decrease) in net assets resulting from operations	72,387,086	194,360,004
Dividends and/or distributions to shareholders:
Initial Class	—	(6,114,035)
Service Class	—	(19,534,742)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(25,648,777)
Capital share transactions:
Proceeds from shares sold:
Initial Class	71,671,396	108,432,159
Service Class	75,379,860	191,568,951
	147,051,256	300,001,110
Dividends and/or distributions reinvested:
Initial Class	—	6,114,035
Service Class	—	19,534,742
	—	25,648,777
Cost of shares redeemed:
Initial Class	(47,449,984)	(34,419,946)
Service Class	(31,580,196)	(65,805,464)
	(79,030,180)	(100,225,410)
Net increase (decrease) in net assets resulting from capital share transactions	68,021,076	225,424,477
Net increase (decrease) in net assets	140,408,162	394,135,704
Net assets:
Beginning of period/year	1,119,290,970	725,155,266
End of period/year	$1,259,699,132	$1,119,290,970
Capital share transactions - shares:
Shares issued:
Initial Class	2,982,187	4,758,265
Service Class	3,132,408	8,377,246
	6,114,595	13,135,511
Shares reinvested:
Initial Class	—	263,991
Service Class	—	849,337
	—	1,113,328
Shares redeemed:
Initial Class	(1,946,283)	(1,504,985)
Service Class	(1,323,185)	(2,912,836)
	(3,269,468)	(4,417,821)
Net increase (decrease) in shares outstanding:
Initial Class	1,035,904	3,517,271
Service Class	1,809,223	6,313,747
	2,845,127	9,831,018
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$24.46	$20.14	$16.37	$20.52	$16.39	$14.02
Investment operations:
Net investment income (loss)(A)	0.15	0.29	0.28	0.26	0.23	0.23
Net realized and unrealized gain (loss)	1.34	4.67	3.96	(3.97)	4.41	2.30
Total investment operations	1.49	4.96	4.24	(3.71)	4.64	2.53
Dividends and/or distributions to shareholders:
Net investment income	—	(0.21)	(0.22)	(0.21)	(0.18)	(0.11)
Net realized gains	—	(0.43)	(0.25)	(0.23)	(0.33)	(0.05)
Total dividends and/or distributions to shareholders	—	(0.64)	(0.47)	(0.44)	(0.51)	(0.16)
Net asset value, end of period/year	$25.95	$24.46	$20.14	$16.37	$20.52	$16.39
Total return(B)	6.09%(C)	24.82%	26.09%	(18.22)%	28.50%	18.18%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$301,011	$258,402	$141,895	$59,133	$39,034	$33,069
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.13%(D)	0.12%	0.14%	0.13%	0.13%	0.16%
Including waiver and/or reimbursement and recapture	0.13%(D)	0.12%	0.14%(E)	0.14%	0.14%	0.14%
Net investment income (loss) to average net assets	1.21%(D)	1.25%	1.54%	1.48%	1.24%	1.65%
Portfolio turnover rate	2%(C)	2%	8%	5%	3%	10%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$24.27	$20.00	$16.27	$20.40	$16.32	$13.97
Investment operations:
Net investment income (loss)(A)	0.11	0.22	0.23	0.21	0.18	0.20
Net realized and unrealized gain (loss)	1.33	4.66	3.92	(3.94)	4.38	2.30
Total investment operations	1.44	4.88	4.15	(3.73)	4.56	2.50
Dividends and/or distributions to shareholders:
Net investment income	—	(0.18)	(0.17)	(0.17)	(0.15)	(0.10)
Net realized gains	—	(0.43)	(0.25)	(0.23)	(0.33)	(0.05)
Total dividends and/or distributions to shareholders	—	(0.61)	(0.42)	(0.40)	(0.48)	(0.15)
Net asset value, end of period/year	$25.71	$24.27	$20.00	$16.27	$20.40	$16.32
Total return(B)	5.93%(C)	24.54%	25.73%	(18.44)%	28.14%	17.98%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$958,688	$860,889	$583,260	$417,940	$518,804	$352,326
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.37%	0.38%	0.38%	0.38%	0.41%
Including waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	0.96%(D)	0.99%	1.28%	1.20%	0.99%	1.43%
Portfolio turnover rate	2%(C)	2%	8%	5%	3%	10%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2025, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2025.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$153,954	$—	$—	$153,954
Total	$—	$—	$153,954	$—	$—	$153,954

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2025.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$210,752	$—	$—	$210,752
Total	$—	$—	$210,752	$—	$—	$210,752

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$225,575	$—	$—	$225,575
Total	$—	$—	$225,575	$—	$—	$225,575
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2025.
Futures contracts:
Average notional value of contracts — long	$4,911,634
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.
Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Portfolio's return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. RISK FACTORS (continued)
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2026
Service Class	0.39	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$96,346,138	$—	$24,902,676	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$856,387,549	$435,425,579	$(32,386,678)	$403,038,901
11. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica S&P 500 Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Small/Mid Cap Value VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	5,780	$ 2,823,819
Elbit Systems Ltd.	2,255	1,013,622
Huntington Ingalls Industries, Inc.	32,700	7,895,742
V2X, Inc. (A)	20,600	1,000,130
		12,733,313
Automobile Components - 0.4%
Gentex Corp.	21,400	470,586
Visteon Corp. (A)	15,900	1,483,470
		1,954,056
Banks - 7.6%
Atlantic Union Bankshares Corp.	88,200	2,758,896
Berkshire Hills Bancorp, Inc.	62,700	1,570,008
Columbia Banking System, Inc.	71,200	1,664,656
Community West Bancshares	12,700	247,777
Dime Community Bancshares, Inc.	68,600	1,848,084
Eastern Bankshares, Inc.	110,350	1,685,044
First Citizens BancShares, Inc., Class A	4,714	9,222,800
First Community Bankshares, Inc.	31,600	1,237,772
First Merchants Corp.	45,600	1,746,480
Hancock Whitney Corp.	7,000	401,800
OceanFirst Financial Corp.	57,900	1,019,619
Princeton Bancorp, Inc.	8,300	253,482
Provident Financial Services, Inc.	122,400	2,145,672
TrustCo Bank Corp.	70,250	2,347,755
UMB Financial Corp.	20,900	2,197,844
United Bankshares, Inc.	25,750	938,073
United Community Banks, Inc.	61,250	1,824,637
WaFd, Inc.	87,950	2,575,176
Webster Financial Corp.	64,350	3,513,510
		39,199,085
Beverages - 1.2%
Molson Coors Beverage Co., Class B	129,775	6,240,880
Biotechnology - 1.3%
Biogen, Inc. (A)	31,100	3,905,849
Catalyst Pharmaceuticals, Inc. (A)	10,100	219,170
Exelixis, Inc. (A)	63,650	2,805,374
		6,930,393
Building Products - 1.2%
American Woodmark Corp. (A)	20,750	1,107,428
Gibraltar Industries, Inc. (A)	5,200	306,800
Hayward Holdings, Inc. (A)	85,900	1,185,420
Owens Corning	14,300	1,966,536
Quanex Building Products Corp.	73,600	1,391,040
		5,957,224
Capital Markets - 1.1%
Piper Sandler Cos.	10,950	3,043,443
Stifel Financial Corp.	24,850	2,578,933
		5,622,376
Chemicals - 2.1%
Huntsman Corp.	35,050	365,221
LSB Industries, Inc. (A)	109,850	856,830
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	150,919	$ 5,505,525
PPG Industries, Inc.	36,400	4,140,500
		10,868,076
Commercial Services & Supplies - 0.3%
HNI Corp.	26,450	1,300,811
Tetra Tech, Inc.	11,450	411,742
		1,712,553
Communications Equipment - 0.2%
Harmonic, Inc. (A)	65,700	622,179
KVH Industries, Inc. (A)	64,650	344,585
Silicom Ltd. (A)	19,600	307,328
		1,274,092
Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	4,935	2,646,196
EMCOR Group, Inc.	8,725	4,666,915
Granite Construction, Inc.	31,150	2,912,837
		10,225,948
Consumer Finance - 0.8%
Ally Financial, Inc.	103,692	4,038,803
Consumer Staples Distribution & Retail - 2.0%
Dollar General Corp.	19,900	2,276,162
Dollar Tree, Inc. (A)	23,200	2,297,728
Ingles Markets, Inc., Class A	13,300	842,954
U.S. Foods Holding Corp. (A)	50,900	3,919,809
Village Super Market, Inc., Class A	19,200	739,200
		10,075,853
Containers & Packaging - 2.3%
Crown Holdings, Inc.	58,500	6,024,330
Graphic Packaging Holding Co.	219,400	4,622,758
Greif, Inc., Class A	18,300	1,189,317
		11,836,405
Distributors - 1.2%
LKQ Corp.	165,500	6,125,155
Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	3,500	106,610
Stride, Inc. (A)	20,400	2,961,876
		3,068,486
Diversified REITs - 0.2%
Broadstone Net Lease, Inc.	64,000	1,027,200
Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc. (A)(B)(C)	60,500	0
Liberty Global Ltd., Class A (A)	227,600	2,278,276
		2,278,276
Electric Utilities - 2.5%
Evergy, Inc.	106,101	7,313,542
OGE Energy Corp.	91,500	4,060,770
Portland General Electric Co.	34,450	1,399,703
		12,774,015
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
Acuity, Inc.	1,250	$ 372,925
LSI Industries, Inc.	153,200	2,605,932
Regal Rexnord Corp.	8,925	1,293,768
		4,272,625
Electronic Equipment, Instruments & Components - 3.4%
Coherent Corp. (A)	14,350	1,280,164
IPG Photonics Corp. (A)	7,300	501,145
Itron, Inc. (A)	8,100	1,066,203
OSI Systems, Inc. (A)	16,475	3,704,568
TD SYNNEX Corp.	30,000	4,071,000
Vishay Intertechnology, Inc.	81,600	1,295,808
Vontier Corp.	146,187	5,394,300
		17,313,188
Energy Equipment & Services - 2.0%
Halliburton Co.	226,800	4,622,184
Helix Energy Solutions Group, Inc. (A)	163,500	1,020,240
Helmerich & Payne, Inc.	33,600	509,376
Noble Corp. PLC (D)	110,000	2,920,500
Seadrill Ltd. (A)	24,450	641,812
Select Water Solutions, Inc.	62,650	541,296
		10,255,408
Entertainment - 1.8%
Madison Square Garden Entertainment Corp. (A)	49,850	1,992,504
Madison Square Garden Sports Corp. (A)	7,800	1,629,810
Sphere Entertainment Co. (A)(D)	19,600	819,280
Warner Bros Discovery, Inc. (A)	433,400	4,966,764
		9,408,358
Financial Services - 2.2%
Corpay, Inc. (A)	11,700	3,882,294
Global Payments, Inc.	71,900	5,754,876
Mr. Cooper Group, Inc. (A)	10,900	1,626,389
		11,263,559
Food Products - 6.9%
Archer-Daniels-Midland Co.	125,500	6,623,890
Conagra Brands, Inc.	301,900	6,179,893
Kraft Heinz Co.	327,000	8,443,140
Lamb Weston Holdings, Inc.	58,700	3,043,595
Nomad Foods Ltd.	83,150	1,412,719
Post Holdings, Inc. (A)	35,468	3,867,076
Smithfield Foods, Inc.	39,400	927,082
Tyson Foods, Inc., Class A	85,700	4,794,058
		35,291,453
Ground Transportation - 0.8%
U-Haul Holding Co.	72,400	3,936,388
Health Care Equipment & Supplies - 3.6%
AngioDynamics, Inc. (A)	113,100	1,121,952
Baxter International, Inc.	201,900	6,113,532
Inmode Ltd. (A)	62,850	907,554
Integra LifeSciences Holdings Corp. (A)	58,350	715,954
Koninklijke Philips NV (D)	96,156	2,305,821
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Omnicell, Inc. (A)	6,300	$ 185,220
OraSure Technologies, Inc. (A)	78,900	236,700
QuidelOrtho Corp. (A)	9,950	286,759
Zimmer Biomet Holdings, Inc.	70,800	6,457,668
		18,331,160
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (A)	12,600	260,442
Centene Corp. (A)	100,722	5,467,190
Cross Country Healthcare, Inc. (A)	38,900	507,645
Encompass Health Corp.	26,450	3,243,563
Enhabit, Inc. (A)	96,000	925,440
Henry Schein, Inc. (A)	44,000	3,214,200
National HealthCare Corp.	6,350	679,514
		14,297,994
Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	54,100	899,683
Healthpeak Properties, Inc.	91,800	1,607,418
Sabra Health Care, Inc.	130,800	2,411,952
		4,919,053
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	122,350	1,427,825
DiamondRock Hospitality Co.	98,000	750,680
Summit Hotel Properties, Inc.	55,800	284,022
		2,462,527
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	35,450	305,225
Churchill Downs, Inc.	11,900	1,201,900
Golden Entertainment, Inc.	20,000	588,600
Lucky Strike Entertainment Corp., Class C (D)	36,800	335,984
		2,431,709
Household Durables - 0.9%
Helen of Troy Ltd. (A)	13,800	391,644
KB Home	29,000	1,536,130
La-Z-Boy, Inc.	28,600	1,063,062
PulteGroup, Inc.	6,500	685,490
Sonos, Inc. (A)	69,800	754,538
		4,430,864
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	19,325	1,024,225
Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,350,923
Insurance - 3.9%
Everest Group Ltd.	6,825	2,319,476
Fidelity National Financial, Inc.	91,707	5,141,095
Markel Group, Inc. (A)	2,978	5,948,138
Old Republic International Corp.	58,350	2,242,974
Selective Insurance Group, Inc.	17,900	1,551,035
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	35,100	$ 1,007,370
Willis Towers Watson PLC	6,400	1,961,600
		20,171,688
Interactive Media & Services - 2.0%
IAC, Inc. (A)	124,664	4,654,954
Match Group, Inc.	191,000	5,899,990
		10,554,944
IT Services - 1.0%
ASGN, Inc. (A)	14,250	711,503
Cognizant Technology Solutions Corp., Class A	58,900	4,595,967
		5,307,470
Leisure Products - 0.4%
BRP, Inc. (D)	12,450	603,451
MasterCraft Boat Holdings, Inc. (A)	57,700	1,072,066
Polaris, Inc.	10,950	445,118
		2,120,635
Life Sciences Tools & Services - 2.0%
Azenta, Inc. (A)	21,850	672,543
Bio-Rad Laboratories, Inc., Class A (A)	22,560	5,444,179
IQVIA Holdings, Inc. (A)	24,200	3,813,678
Maravai LifeSciences Holdings, Inc., Class A (A)(D)	75,850	182,799
		10,113,199
Machinery - 1.7%
CNH Industrial NV	168,100	2,178,576
Columbus McKinnon Corp.	7,550	115,289
Douglas Dynamics, Inc.	13,350	393,424
Gencor Industries, Inc. (A)	45,000	630,000
Miller Industries, Inc.	21,000	933,660
Mueller Industries, Inc.	52,250	4,152,307
Oshkosh Corp.	5,050	573,377
		8,976,633
Media - 2.2%
EchoStar Corp., Class A (A)	58,433	1,618,594
News Corp., Class A	157,900	4,692,788
Perion Network Ltd. (A)	30,400	308,560
Sirius XM Holdings, Inc.	212,823	4,888,544
		11,508,486
Metals & Mining - 1.8%
Commercial Metals Co.	140,000	6,847,400
Kaiser Aluminum Corp.	15,800	1,262,420
Metallus, Inc. (A)	72,900	1,123,389
		9,233,209
Multi-Utilities - 3.1%
Dominion Energy, Inc.	141,800	8,014,536
NiSource, Inc.	112,565	4,540,872
Northwestern Energy Group, Inc.	64,900	3,329,370
		15,884,778
	Shares	Value
COMMON STOCKS (continued)
Office REITs - 0.1%
Piedmont Realty Trust, Inc., Class A	70,550	$ 514,310
Oil, Gas & Consumable Fuels - 4.0%
Delek U.S. Holdings, Inc.	53,450	1,132,071
Expand Energy Corp.	13,700	1,602,078
HF Sinclair Corp.	150,300	6,174,324
Kinder Morgan, Inc.	130,400	3,833,760
Magnolia Oil & Gas Corp., Class A	172,100	3,868,808
Ovintiv, Inc.	41,100	1,563,855
REX American Resources Corp. (A)	42,700	2,079,917
Teekay Tankers Ltd., Class A	12,350	515,242
		20,770,055
Pharmaceuticals - 4.0%
Amphastar Pharmaceuticals, Inc. (A)	21,000	482,160
Innoviva, Inc. (A)	112,500	2,260,125
Jazz Pharmaceuticals PLC (A)	55,900	5,932,108
Perrigo Co. PLC	239,700	6,404,784
Supernus Pharmaceuticals, Inc. (A)	13,150	414,488
Viatris, Inc.	555,300	4,958,829
		20,452,494
Professional Services - 4.6%
Amentum Holdings, Inc. (A)(D)	215,794	5,094,892
Clarivate PLC (A)(D)	759,400	3,265,420
FTI Consulting, Inc. (A)	1,725	278,587
Heidrick & Struggles International, Inc.	30,050	1,375,088
ICF International, Inc.	9,425	798,392
Jacobs Solutions, Inc.	39,400	5,179,130
KBR, Inc.	41,700	1,999,098
Leidos Holdings, Inc.	9,350	1,475,056
Science Applications International Corp.	10,400	1,171,144
SS&C Technologies Holdings, Inc.	37,000	3,063,600
		23,700,407
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	71,700	871,155
Residential REITs - 0.1%
Centerspace	7,300	439,387
Retail REITs - 0.5%
Agree Realty Corp.	21,250	1,552,525
Kite Realty Group Trust	51,600	1,168,740
		2,721,265
Semiconductors & Semiconductor Equipment - 2.1%
Cohu, Inc. (A)	55,000	1,058,200
Kulicke & Soffa Industries, Inc.	9,350	323,510
Magnachip Semiconductor Corp. (A)	101,100	402,378
MKS, Inc.	11,200	1,112,832
ON Semiconductor Corp. (A)	36,500	1,912,965
Onto Innovation, Inc. (A)	8,550	862,952
Silicon Motion Technology Corp., ADR	33,450	2,514,436
Tower Semiconductor Ltd. (A)	40,500	1,755,675
Universal Display Corp.	6,825	1,054,189
		10,997,137
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.8%
Adeia, Inc.	123,150	$ 1,741,341
Progress Software Corp.	37,450	2,390,808
		4,132,149
Specialized REITs - 1.1%
Gaming & Leisure Properties, Inc.	116,452	5,435,979
Specialty Retail - 1.7%
Abercrombie & Fitch Co., Class A (A)	18,925	1,567,937
Academy Sports & Outdoors, Inc.	12,300	551,163
American Eagle Outfitters, Inc.	56,300	541,606
Ulta Beauty, Inc. (A)	3,900	1,824,498
Urban Outfitters, Inc. (A)	41,500	3,010,410
Williams-Sonoma, Inc.	8,925	1,458,077
		8,953,691
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	29,200	700,216
Tapestry, Inc.	22,000	1,931,820
		2,632,036
Trading Companies & Distributors - 0.7%
WESCO International, Inc.	20,600	3,815,120
Total Common Stocks (Cost $430,981,499)		494,237,850
	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (E)	825,137	$ 825,137
Total Other Investment Company (Cost $825,137)		825,137

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 1.80% (E), dated 06/30/2025, to be repurchased at $19,502,520 on 07/01/2025. Collateralized by U.S. Government Obligations, 4.38% - 4.63%, due 06/15/2027 - 05/15/2034, and with a total value of $19,891,801.	$ 19,501,545	19,501,545
Total Repurchase Agreement (Cost $19,501,545)		19,501,545
Total Investments (Cost $451,308,181)		514,564,532
Net Other Assets (Liabilities) - (0.1)%		(554,644)
Net Assets - 100.0%		$ 514,009,888
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (G)	Value
ASSETS
Investments
Common Stocks	$494,237,850	$—	$0	$494,237,850
Other Investment Company	825,137	—	—	825,137
Repurchase Agreement	—	19,501,545	—	19,501,545
Total Investments	$495,062,987	$19,501,545	$0	$514,564,532
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2025, the total value of the securities is $0, representing less than 0.0% of the Portfolio’s net assets.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $8,753,467, collateralized by cash collateral of $825,137 and non-cash collateral, such as U.S. government securities of $8,210,063. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at June 30, 2025.
(F)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Level 3 security was not considered significant to the Portfolio.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $431,806,636) (including securities loaned of $8,753,467)	$495,062,987
Repurchase agreement, at value (cost $19,501,545)	19,501,545
Receivables and other assets:
Investments sold	549,093
Net income from securities lending	4,922
Shares of beneficial interest sold	915,174
Dividends	287,495
Interest	975
Prepaid expenses	2,309
Total assets	516,324,500
Liabilities:
Cash collateral received upon return of:
Securities on loan	825,137
Payables and other liabilities:
Investments purchased	874,676
Shares of beneficial interest redeemed	143,341
Investment management fees	323,037
Distribution and service fees	47,300
Transfer agent costs	647
Trustee and CCO fees	2,444
Audit and tax fees	11,143
Custody fees	7,356
Legal fees	6,981
Printing and shareholder reports fees	57,531
Other accrued expenses	15,019
Total liabilities	2,314,612
Net assets	$514,009,888
Net assets consist of:
Capital stock ($0.01 par value)	$262,630
Additional paid-in capital	393,229,631
Total distributable earnings (accumulated losses)	120,517,627
Net assets	$514,009,888
Net assets by class:
Initial Class	$286,504,605
Service Class	227,505,283
Shares outstanding:
Initial Class	14,332,364
Service Class	11,930,680
Net asset value and offering price per share:
Initial Class	$19.99
Service Class	19.07
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$5,598,903
Interest income	171,766
Net income from securities lending	46,881
Withholding taxes on foreign income	(965)
Total investment income	5,816,585
Expenses:
Investment management fees	1,907,696
Distribution and service fees:
Service Class	279,367
Transfer agent costs	2,997
Trustee and CCO fees	12,879
Audit and tax fees	13,250
Custody fees	20,337
Legal fees	26,475
Printing and shareholder reports fees	58,689
Other	24,147
Total expenses	2,345,837
Net investment income (loss)	3,470,748
Net realized gain (loss) on:
Investments	6,552,733
Foreign currency transactions	48
Net realized gain (loss)	6,552,781
Net change in unrealized appreciation (depreciation) on:
Investments	(6,456,193)
Translation of assets and liabilities denominated in foreign currencies	2
Net change in unrealized appreciation (depreciation)	(6,456,191)
Net realized and change in unrealized gain (loss)	96,590
Net increase (decrease) in net assets resulting from operations	$3,567,338
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$3,470,748	$5,658,756
Net realized gain (loss)	6,552,781	57,442,605
Net change in unrealized appreciation (depreciation)	(6,456,191)	(17,587,537)
Net increase (decrease) in net assets resulting from operations	3,567,338	45,513,824
Dividends and/or distributions to shareholders:
Initial Class	—	(12,426,473)
Service Class	—	(9,599,830)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(22,026,303)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,022,927	6,051,327
Service Class	6,964,900	15,809,482
	7,987,827	21,860,809
Dividends and/or distributions reinvested:
Initial Class	—	12,426,473
Service Class	—	9,599,830
	—	22,026,303
Cost of shares redeemed:
Initial Class	(15,710,051)	(38,980,168)
Service Class	(14,892,342)	(33,088,605)
	(30,602,393)	(72,068,773)
Net increase (decrease) in net assets resulting from capital share transactions	(22,614,566)	(28,181,661)
Net increase (decrease) in net assets	(19,047,228)	(4,694,140)
Net assets:
Beginning of period/year	533,057,116	537,751,256
End of period/year	$514,009,888	$533,057,116
Capital share transactions - shares:
Shares issued:
Initial Class	52,110	304,972
Service Class	369,896	836,913
	422,006	1,141,885
Shares reinvested:
Initial Class	—	622,569
Service Class	—	503,136
	—	1,125,705
Shares redeemed:
Initial Class	(805,948)	(1,973,620)
Service Class	(805,005)	(1,748,404)
	(1,610,953)	(3,722,024)
Net increase (decrease) in shares outstanding:
Initial Class	(753,838)	(1,046,079)
Service Class	(435,109)	(408,355)
	(1,188,947)	(1,454,434)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$19.82	$18.96	$18.83	$24.43	$19.19	$19.51
Investment operations:
Net investment income (loss)(A)	0.14	0.23	0.19	0.20	0.13	0.17
Net realized and unrealized gain (loss)	0.03	1.46	2.05	(2.09)	5.26	0.41
Total investment operations	0.17	1.69	2.24	(1.89)	5.39	0.58
Dividends and/or distributions to shareholders:
Net investment income	—	(0.19)	(0.21)	(0.14)	(0.15)	(0.20)
Net realized gains	—	(0.64)	(1.90)	(3.57)	—	(0.70)
Total dividends and/or distributions to shareholders	—	(0.83)	(2.11)	(3.71)	(0.15)	(0.90)
Net asset value, end of period/year	$19.99	$19.82	$18.96	$18.83	$24.43	$19.19
Total return(B)	0.86%(C)	8.86%	12.40%	(8.31)%	28.12%	4.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$286,505	$298,987	$305,914	$298,340	$355,144	$316,185
Expenses to average net assets	0.81%(D)	0.82%	0.85%	0.81%	0.82%	0.83%
Net investment income (loss) to average net assets	1.48%(D)	1.15%	0.98%	0.91%	0.57%	1.03%
Portfolio turnover rate	21%(C)	51%	33%	44%	46%	71%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$18.93	$18.15	$18.10	$23.62	$18.57	$18.92
Investment operations:
Net investment income (loss)(A)	0.11	0.17	0.13	0.14	0.07	0.12
Net realized and unrealized gain (loss)	0.03	1.39	1.98	(2.01)	5.09	0.39
Total investment operations	0.14	1.56	2.11	(1.87)	5.16	0.51
Dividends and/or distributions to shareholders:
Net investment income	—	(0.14)	(0.16)	(0.08)	(0.11)	(0.16)
Net realized gains	—	(0.64)	(1.90)	(3.57)	—	(0.70)
Total dividends and/or distributions to shareholders	—	(0.78)	(2.06)	(3.65)	(0.11)	(0.86)
Net asset value, end of period/year	$19.07	$18.93	$18.15	$18.10	$23.62	$18.57
Total return(B)	0.74%(C)	8.56%	12.15%	(8.53)%	27.81%	3.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$227,505	$234,070	$231,837	$219,682	$276,007	$231,626
Expenses to average net assets	1.06%(D)	1.07%	1.10%	1.06%	1.07%	1.08%
Net investment income (loss) to average net assets	1.23%(D)	0.90%	0.73%	0.66%	0.32%	0.77%
Portfolio turnover rate	21%(C)	51%	33%	44%	46%	71%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $8,889.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$825,137	$—	$—	$—	$825,137
Total Borrowings	$825,137	$—	$—	$—	$825,137
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.775%
Over $100 million up to $350 million	0.755
Over $350 million up to $500 million	0.735
Over $500 million up to $750 million	0.725
Over $750 million up to $1 billion	0.715
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.83%	May 1, 2026
Service Class	1.08	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$105,510,232	$—	$127,396,243	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$451,308,181	$96,001,083	$(32,744,732)	$63,256,351
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TSW”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 10-year period and below the benchmark for the past 1-, 3- and 5-year periods. The Board noted that TSW had commenced sub-advising the Portfolio’s mid-cap sleeve and Systematic had continued sub-advising the Portfolio’s small-cap sleeve on December 4, 2016 pursuant to the Portfolio’s current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica T. Rowe Price Small Cap VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.1%
AeroVironment, Inc. (A)	1,600	$ 455,920
ATI, Inc. (A)	64,084	5,533,012
BWX Technologies, Inc.	9,428	1,358,198
Curtiss-Wright Corp.	4,040	1,973,742
Hexcel Corp.	29,535	1,668,432
Karman Holdings, Inc. (A)	44,099	2,221,267
Leonardo DRS, Inc.	25,687	1,193,932
Rocket Lab Corp. (A)(B)	64,300	2,300,011
Woodward, Inc.	11,509	2,820,741
		19,525,255
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (A)	40,126	1,954,136
Automobile Components - 1.0%
Dorman Products, Inc. (A)	13,981	1,715,049
Modine Manufacturing Co. (A)	24,900	2,452,650
Visteon Corp. (A)	19,310	1,801,623
		5,969,322
Banks - 1.0%
Bancorp, Inc. (A)	48,362	2,755,183
First BanCorp	166,919	3,476,923
		6,232,106
Beverages - 0.4%
Coca-Cola Consolidated, Inc.	21,117	2,357,713
Biotechnology - 10.3%
ACADIA Pharmaceuticals, Inc. (A)	25,452	549,000
ADMA Biologics, Inc. (A)	119,867	2,182,778
Agios Pharmaceuticals, Inc. (A)	22,885	761,155
Akero Therapeutics, Inc. (A)	31,853	1,699,676
Alkermes PLC (A)	81,540	2,332,859
Amicus Therapeutics, Inc. (A)	56,146	321,717
Arcellx, Inc. (A)	13,018	857,235
Ascendis Pharma AS, ADR (A)	6,149	1,061,317
Avidity Biosciences, Inc. (A)	61,043	1,733,621
Beam Therapeutics, Inc. (A)	55,500	944,055
Bicara Therapeutics, Inc. (A)(B)	14,600	135,634
Biohaven Ltd. (A)	48,811	688,723
Blueprint Medicines Corp. (A)	6,955	891,492
Bridgebio Pharma, Inc. (A)	49,950	2,156,841
Caris Life Sciences, Inc. (A)	10,442	279,010
Catalyst Pharmaceuticals, Inc. (A)	39,506	857,280
Celldex Therapeutics, Inc. (A)	36,268	738,054
Centessa Pharmaceuticals PLC, ADR (A)	41,500	545,310
CG oncology, Inc. (A)	20,200	525,200
Crinetics Pharmaceuticals, Inc. (A)	57,958	1,666,872
Cytokinetics, Inc. (A)	35,558	1,174,836
Denali Therapeutics, Inc. (A)	84,548	1,182,827
Disc Medicine, Inc. (A)	15,040	796,518
Dyne Therapeutics, Inc. (A)	40,700	387,464
Exact Sciences Corp. (A)	36,887	1,960,175
Exelixis, Inc. (A)	77,290	3,406,557
Halozyme Therapeutics, Inc. (A)	56,943	2,962,175
Insmed, Inc. (A)	24,527	2,468,397
Ionis Pharmaceuticals, Inc. (A)	46,582	1,840,455
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Iovance Biotherapeutics, Inc. (A)(B)	48,144	$ 82,808
Janux Therapeutics, Inc. (A)	16,800	388,080
Krystal Biotech, Inc. (A)	6,095	837,819
Kymera Therapeutics, Inc. (A)	43,263	1,887,997
Madrigal Pharmaceuticals, Inc., ADR (A)	4,430	1,340,695
Merus NV (A)	20,460	1,076,196
Mirum Pharmaceuticals, Inc. (A)	22,215	1,130,521
Monte Rosa Therapeutics, Inc. (A)(B)	42,100	189,871
MoonLake Immunotherapeutics (A)	23,932	1,129,590
Natera, Inc. (A)	15,467	2,612,995
Neurocrine Biosciences, Inc. (A)	9,001	1,131,336
Nurix Therapeutics, Inc. (A)	36,030	410,382
Nuvalent, Inc., Class A (A)	25,605	1,953,662
Praxis Precision Medicines, Inc. (A)	20,311	854,078
PTC Therapeutics, Inc. (A)	24,556	1,199,315
Replimune Group, Inc. (A)	117,063	1,087,515
Revolution Medicines, Inc. (A)	30,742	1,130,998
Rhythm Pharmaceuticals, Inc. (A)	16,343	1,032,714
Scholar Rock Holding Corp. (A)	52,866	1,872,514
Soleno Therapeutics, Inc. (A)	19,629	1,644,518
TG Therapeutics, Inc. (A)	27,969	1,006,604
Ultragenyx Pharmaceutical, Inc. (A)	50,436	1,833,853
Vaxcyte, Inc. (A)	11,693	380,140
Vera Therapeutics, Inc. (A)	32,915	775,477
Viridian Therapeutics, Inc. (A)	22,200	310,356
Xencor, Inc. (A)	43,657	343,144
		64,750,411
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,300	1,489,114
Building Products - 2.7%
AAON, Inc.	28,387	2,093,541
AZEK Co., Inc. (A)	52,029	2,827,776
Builders FirstSource, Inc. (A)	7,237	844,486
CSW Industrials, Inc.	10,821	3,103,787
Griffon Corp.	23,043	1,667,622
Simpson Manufacturing Co., Inc.	22,641	3,516,374
Trex Co., Inc. (A)	49,998	2,718,891
UFP Industries, Inc.	2,498	248,201
		17,020,678
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	7,380	1,452,163
Donnelley Financial Solutions, Inc. (A)	32,354	1,994,624
Galaxy Digital, Inc., Class A (A)(B)	32,600	713,940
StoneX Group, Inc. (A)	44,545	4,059,831
TPG, Inc.	18,900	991,305
		9,211,863
Chemicals - 1.8%
Axalta Coating Systems Ltd. (A)	94,822	2,815,265
Balchem Corp.	13,223	2,105,102
Cabot Corp.	25,101	1,882,575
Element Solutions, Inc.	20,615	466,930
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	1,871	$ 1,292,599
RPM International, Inc.	22,423	2,462,942
		11,025,413
Commercial Services & Supplies - 1.1%
Brink's Co.	27,087	2,418,598
Casella Waste Systems, Inc., Class A (A)	14,378	1,658,933
Clean Harbors, Inc. (A)	6,826	1,578,035
MSA Safety, Inc.	9,122	1,528,209
		7,183,775
Construction & Engineering - 3.7%
API Group Corp. (A)	108,761	5,552,249
Comfort Systems USA, Inc.	2,987	1,601,659
Dycom Industries, Inc. (A)	7,585	1,853,698
EMCOR Group, Inc.	4,647	2,485,634
Fluor Corp. (A)	15,200	779,304
IES Holdings, Inc. (A)	3,348	991,778
Primoris Services Corp.	24,800	1,932,912
Sterling Infrastructure, Inc. (A)	17,237	3,977,093
Valmont Industries, Inc.	13,270	4,333,584
		23,507,911
Construction Materials - 0.8%
Eagle Materials, Inc.	14,340	2,898,257
Knife River Corp. (A)	25,942	2,117,905
		5,016,162
Consumer Finance - 0.2%
FirstCash Holdings, Inc.	9,468	1,279,505
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores, Inc.	5,239	2,673,304
Performance Food Group Co. (A)	6,563	574,066
PriceSmart, Inc.	11,157	1,171,931
Sprouts Farmers Market, Inc. (A)	10,731	1,766,752
		6,186,053
Diversified Consumer Services - 3.2%
Adtalem Global Education, Inc. (A)	25,206	3,206,959
Duolingo, Inc. (A)	3,935	1,613,429
Frontdoor, Inc. (A)	45,760	2,697,094
Grand Canyon Education, Inc. (A)	19,189	3,626,721
H&R Block, Inc.	49,588	2,721,885
Laureate Education, Inc. (A)	96,409	2,254,043
Stride, Inc. (A)	28,876	4,192,507
		20,312,638
Diversified Telecommunication Services - 0.7%
AST SpaceMobile, Inc. (A)	21,200	990,676
GCI Liberty, Inc. (A)(C)(D)(E)	66,048	0
Iridium Communications, Inc.	113,233	3,416,240
		4,406,916
Electrical Equipment - 0.1%
NEXTracker, Inc., Class A (A)	14,200	772,054
Electronic Equipment, Instruments & Components - 4.6%
Badger Meter, Inc.	10,062	2,464,687
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Bel Fuse, Inc., Class B	8,100	$ 791,289
Belden, Inc.	41,823	4,843,103
ePlus, Inc. (A)	10,000	721,000
Fabrinet (A)	22,276	6,564,292
Itron, Inc. (A)	11,500	1,513,745
Littelfuse, Inc.	2,970	673,388
Novanta, Inc. (A)	23,501	3,029,984
OSI Systems, Inc. (A)	2,300	517,178
Teledyne Technologies, Inc. (A)	8,815	4,516,012
Vontier Corp.	82,143	3,031,077
		28,665,755
Energy Equipment & Services - 1.1%
Flowco Holdings, Inc., Class A	8,876	158,099
Liberty Energy, Inc.	51,400	590,072
TechnipFMC PLC	128,943	4,440,797
Weatherford International PLC	34,411	1,731,217
		6,920,185
Entertainment - 0.6%
IMAX Corp. (A)	30,600	855,576
Liberty Media Corp.-Liberty Live, Class C (A)	17,100	1,387,836
TKO Group Holdings, Inc.	8,948	1,628,089
		3,871,501
Financial Services - 2.3%
Equitable Holdings, Inc.	56,575	3,173,857
Euronet Worldwide, Inc. (A)	8,049	816,008
EVERTEC, Inc.	36,460	1,314,383
Marqeta, Inc., Class A (A)	278,414	1,623,153
Mr. Cooper Group, Inc. (A)	15,323	2,286,345
Payoneer Global, Inc. (A)	514,295	3,522,921
Shift4 Payments, Inc., Class A (A)(B)	14,053	1,392,793
		14,129,460
Food Products - 1.0%
Post Holdings, Inc. (A)	31,691	3,455,270
Simply Good Foods Co. (A)	35,992	1,136,987
Vital Farms, Inc. (A)	38,278	1,474,469
		6,066,726
Ground Transportation - 0.4%
Saia, Inc. (A)	8,415	2,305,626
Health Care Equipment & Supplies - 3.5%
CONMED Corp.	7,860	409,349
Globus Medical, Inc., Class A (A)	58,061	3,426,760
Haemonetics Corp. (A)	18,951	1,413,934
Lantheus Holdings, Inc. (A)	43,271	3,542,164
LeMaitre Vascular, Inc.	16,158	1,341,922
Merit Medical Systems, Inc. (A)	42,321	3,956,167
Penumbra, Inc. (A)	10,816	2,775,710
PROCEPT BioRobotics Corp. (A)	11,086	638,554
STERIS PLC	5,715	1,372,857
TransMedics Group, Inc. (A)(B)	6,712	899,475
UFP Technologies, Inc. (A)	10,004	2,442,577
		22,219,469
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.9%
Addus HomeCare Corp. (A)	12,590	$ 1,450,242
BrightSpring Health Services, Inc. (A)	27,200	641,648
Concentra Group Holdings Parent, Inc.	28,053	577,050
CorVel Corp. (A)	31,532	3,240,859
Encompass Health Corp.	30,140	3,696,068
Ensign Group, Inc.	33,015	5,092,894
Guardant Health, Inc. (A)	24,300	1,264,572
HealthEquity, Inc. (A)	35,057	3,672,571
Hims & Hers Health, Inc. (A)(B)	24,440	1,218,334
Molina Healthcare, Inc. (A)	5,575	1,660,793
Option Care Health, Inc. (A)	94,253	3,061,338
RadNet, Inc. (A)	5,741	326,720
Select Medical Holdings Corp.	43,562	661,271
Tenet Healthcare Corp. (A)	23,748	4,179,648
		30,744,008
Health Care REITs - 0.3%
American Healthcare, Inc.	52,333	1,922,714
Health Care Technology - 0.4%
Waystar Holding Corp. (A)	56,765	2,319,985
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties, Inc.	18,791	1,854,108
Hotels, Restaurants & Leisure - 4.7%
Boyd Gaming Corp.	33,266	2,602,399
Brinker International, Inc. (A)	10,630	1,916,908
Churchill Downs, Inc.	9,670	976,670
Domino's Pizza, Inc.	1,956	881,374
Hilton Grand Vacations, Inc. (A)	30,328	1,259,522
Light & Wonder, Inc. (A)	46,058	4,433,543
Planet Fitness, Inc., Class A (A)	53,121	5,792,845
Red Rock Resorts, Inc., Class A	14,783	769,160
Texas Roadhouse, Inc.	13,612	2,551,025
Travel & Leisure Co.	19,756	1,019,607
United Parks & Resorts, Inc. (A)(B)	11,668	550,146
Wingstop, Inc.	16,527	5,565,302
Wynn Resorts Ltd.	12,320	1,154,014
		29,472,515
Household Durables - 1.3%
Cavco Industries, Inc. (A)	5,757	2,501,013
Green Brick Partners, Inc. (A)	34,003	2,138,109
Installed Building Products, Inc.	11,393	2,054,386
TopBuild Corp. (A)	3,701	1,198,162
		7,891,670
Industrial REITs - 0.1%
Rexford Industrial Realty, Inc.	18,573	660,642
Insurance - 1.5%
Palomar Holdings, Inc. (A)	19,606	3,024,225
Primerica, Inc.	7,368	2,016,401
Ryan Specialty Holdings, Inc.	12,537	852,391
Skyward Specialty Insurance Group, Inc. (A)	59,305	3,427,236
		9,320,253
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 0.2%
Cargurus, Inc. (A)	21,207	$ 709,798
Cars.com, Inc. (A)	42,321	501,504
		1,211,302
IT Services - 0.2%
Globant SA (A)	5,093	462,648
Okta, Inc. (A)	10,500	1,049,685
		1,512,333
Leisure Products - 0.4%
Mattel, Inc. (A)	124,894	2,462,910
Life Sciences Tools & Services - 0.5%
Medpace Holdings, Inc. (A)	3,976	1,247,907
Repligen Corp. (A)	14,246	1,771,918
		3,019,825
Machinery - 5.6%
Allison Transmission Holdings, Inc.	14,565	1,383,529
Atmus Filtration Technologies, Inc.	93,457	3,403,704
Crane Co.	14,939	2,836,767
Esab Corp.	30,564	3,684,490
Federal Signal Corp.	41,941	4,463,361
Kadant, Inc.	10,959	3,478,934
Mueller Industries, Inc.	32,287	2,565,848
RBC Bearings, Inc. (A)	6,956	2,676,669
SPX Technologies, Inc. (A)	29,298	4,912,689
Toro Co.	17,810	1,258,811
Watts Water Technologies, Inc., Class A	19,193	4,719,367
		35,384,169
Marine Transportation - 0.3%
Kirby Corp. (A)	17,846	2,023,915
Media - 0.7%
DoubleVerify Holdings, Inc. (A)	117,921	1,765,278
Nexstar Media Group, Inc.	15,436	2,669,656
		4,434,934
Metals & Mining - 1.5%
Alpha Metallurgical Resources, Inc. (A)	5,904	664,082
Carpenter Technology Corp.	23,228	6,419,755
MP Materials Corp. (A)(B)	32,530	1,082,273
Warrior Met Coal, Inc.	30,959	1,418,851
		9,584,961
Oil, Gas & Consumable Fuels - 3.0%
Centrus Energy Corp., Class A (A)	9,122	1,670,968
CNX Resources Corp. (A)	59,743	2,012,144
Core Natural Resources, Inc.	14,394	1,003,838
Expand Energy Corp.	14,403	1,684,287
Gulfport Energy Corp. (A)	6,900	1,388,073
Matador Resources Co.	32,777	1,564,118
Permian Resources Corp.	164,188	2,236,241
Range Resources Corp.	56,832	2,311,357
Uranium Energy Corp. (A)	166,300	1,130,840
Viper Energy, Inc.	101,848	3,883,464
		18,885,330
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	11,304	$ 972,031
Passenger Airlines - 0.1%
Joby Aviation, Inc. (A)	34,700	366,085
Personal Care Products - 0.5%
BellRing Brands, Inc. (A)	14,790	856,785
elf Beauty, Inc. (A)	9,500	1,182,180
Interparfums, Inc.	9,890	1,298,656
		3,337,621
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc. (A)	14,819	340,244
Axsome Therapeutics, Inc. (A)	7,900	824,681
Prestige Consumer Healthcare, Inc. (A)	27,135	2,166,730
WaVe Life Sciences Ltd. (A)	31,200	202,800
		3,534,455
Professional Services - 4.6%
Booz Allen Hamilton Holding Corp.	18,356	1,911,410
Broadridge Financial Solutions, Inc., ADR	8,397	2,040,723
CACI International, Inc., Class A (A)	1,351	644,022
CBIZ, Inc. (A)	22,222	1,593,539
ExlService Holdings, Inc. (A)	99,205	4,344,187
First Advantage Corp. (A)	38,706	642,907
FTI Consulting, Inc. (A)	12,629	2,039,583
Genpact Ltd.	57,125	2,514,071
Huron Consulting Group, Inc. (A)	4,800	660,192
Paylocity Holding Corp. (A)	13,499	2,445,884
TriNet Group, Inc.	12,884	942,336
Upwork, Inc. (A)	243,732	3,275,758
Verra Mobility Corp. (A)	170,012	4,316,605
WNS Holdings Ltd. (A)	25,603	1,619,134
		28,990,351
Residential REITs - 0.0% *
Equity LifeStyle Properties, Inc.	4,615	284,607
Semiconductors & Semiconductor Equipment - 5.5%
Axcelis Technologies, Inc. (A)	30,998	2,160,251
Cirrus Logic, Inc. (A)	21,759	2,268,484
Credo Technology Group Holding Ltd. (A)	40,203	3,722,396
Entegris, Inc.	21,889	1,765,348
FormFactor, Inc. (A)	1,546	53,198
Impinj, Inc. (A)	10,200	1,132,914
Lattice Semiconductor Corp. (A)	56,761	2,780,721
MACOM Technology Solutions Holdings, Inc. (A)	30,994	4,441,130
MKS, Inc.	16,824	1,671,633
Monolithic Power Systems, Inc.	3,282	2,400,389
Onto Innovation, Inc. (A)	26,901	2,715,118
Photronics, Inc. (A)	58,177	1,095,473
Rambus, Inc. (A)	112,447	7,198,857
Rigetti Computing, Inc. (A)	24,580	291,519
Veeco Instruments, Inc. (A)	26,700	542,544
		34,239,975
	Shares	Value
COMMON STOCKS (continued)
Software - 10.8%
A10 Networks, Inc.	73,096	$ 1,414,408
ACI Worldwide, Inc. (A)	53,860	2,472,713
Agilysys, Inc. (A)	23,748	2,722,471
Appfolio, Inc., Class A (A)	12,788	2,944,821
Aurora Innovation, Inc. (A)	184,276	965,606
Bill Holdings, Inc. (A)	55,789	2,580,799
BlackLine, Inc. (A)	13,000	736,060
Box, Inc., Class A (A)	49,582	1,694,217
Braze, Inc., Class A (A)	39,679	1,114,980
CCC Intelligent Solutions Holdings, Inc. (A)	377,170	3,549,170
Circle Internet Group, Inc. (A)(B)	4,448	806,378
Clearwater Analytics Holdings, Inc., Class A (A)	129,995	2,850,790
Commvault Systems, Inc. (A)	27,290	4,757,466
CyberArk Software Ltd. (A)	4,345	1,767,894
Descartes Systems Group, Inc. (A)(B)	36,926	3,753,343
D-Wave Quantum, Inc. (A)	37,385	547,316
Dynatrace, Inc. (A)	41,857	2,310,925
Fair Isaac Corp. (A)	1,353	2,473,230
Freshworks, Inc., Class A (A)	83,600	1,246,476
InterDigital, Inc.	24,711	5,540,947
Manhattan Associates, Inc. (A)	12,079	2,385,240
MARA Holdings, Inc. (A)(B)	72,400	1,135,232
Monday.com Ltd. (A)	5,000	1,572,400
Nutanix, Inc., Class A (A)	32,863	2,512,048
Pegasystems, Inc.	23,738	1,284,938
Progress Software Corp.	9,100	580,944
PTC, Inc. (A)	17,916	3,087,643
Q2 Holdings, Inc. (A)	39,732	3,718,518
Qualys, Inc. (A)	9,119	1,302,831
Sapiens International Corp. NV	46,334	1,355,269
SPS Commerce, Inc. (A)	11,265	1,533,054
Tenable Holdings, Inc. (A)	8,328	281,320
Teradata Corp. (A)	17,100	381,501
		67,380,948
Specialized REITs - 0.4%
Lamar Advertising Co., Class A	12,567	1,525,131
Smartstop Self Storage REIT, Inc.	29,504	1,068,930
		2,594,061
Specialty Retail - 1.6%
Abercrombie & Fitch Co., Class A (A)	30,790	2,550,951
Academy Sports & Outdoors, Inc.	22,555	1,010,690
Asbury Automotive Group, Inc. (A)	4,432	1,057,209
Carvana Co. (A)	4,474	1,507,559
Group 1 Automotive, Inc.	5,000	2,183,550
Murphy USA, Inc.	3,731	1,517,771
		9,827,730
Technology Hardware, Storage & Peripherals - 0.5%
IonQ, Inc. (A)(B)	59,129	2,540,773
Pure Storage, Inc., Class A (A)	6,349	365,575
		2,906,348
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (A)	12,557	$ 1,271,773
Deckers Outdoor Corp. (A)	19,458	2,005,536
		3,277,309
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	21,086	4,901,441
FTAI Aviation Ltd.	12,060	1,387,382
Herc Holdings, Inc.	4,829	635,931
SiteOne Landscape Supply, Inc. (A)	23,166	2,801,696
		9,726,450
Water Utilities - 0.0% *
California Water Service Group	5,300	241,044
Total Common Stocks (Cost $537,650,959)		622,764,336
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (F)	5,786,757	5,786,757
Total Other Investment Company (Cost $5,786,757)		5,786,757

Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp.,
1.80% (F), dated 06/30/2025, to be
repurchased at $4,564,946 on 07/01/2025.
Collateralized by a U.S. Government
Obligation, 4.63%, due 06/15/2027, and
with a value of $4,656,096.
$ 4,564,718	$ 4,564,718
Total Repurchase Agreement (Cost $4,564,718)	4,564,718
Total Investments (Cost $548,002,434)	633,115,811
Net Other Assets (Liabilities) - (1.0)%	(6,373,820)
Net Assets - 100.0%	$ 626,741,991
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$622,764,336	$—	$0	$622,764,336
Other Investment Company	5,786,757	—	—	5,786,757
Repurchase Agreement	—	4,564,718	—	4,564,718
Total Investments	$628,551,093	$4,564,718	$0	$633,115,811
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $12,296,511, collateralized by cash collateral of $5,786,757 and non-cash collateral, such as U.S. government securities of $6,795,346. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2025, the total value of the securities is $0, representing less than 0.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at June 30, 2025.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $543,437,716) (including securities loaned of $12,296,511)	$628,551,093
Repurchase agreement, at value (cost $4,564,718)	4,564,718
Receivables and other assets:
Investments sold	351,843
Net income from securities lending	3,933
Shares of beneficial interest sold	558
Dividends	140,046
Interest	228
Prepaid expenses	2,791
Total assets	633,615,210
Liabilities:
Cash collateral received upon return of:
Securities on loan	5,786,757
Payables and other liabilities:
Investments purchased	29,115
Shares of beneficial interest redeemed	476,176
Investment management fees	408,605
Distribution and service fees	80,465
Transfer agent costs	840
Trustee and CCO fees	2,907
Audit and tax fees	11,010
Custody fees	10,443
Legal fees	2,639
Printing and shareholder reports fees	50,568
Other accrued expenses	13,694
Total liabilities	6,873,219
Net assets	$626,741,991
Net assets consist of:
Capital stock ($0.01 par value)	$557,529
Additional paid-in capital	408,957,079
Total distributable earnings (accumulated losses)	217,227,383
Net assets	$626,741,991
Net assets by class:
Initial Class	$241,597,074
Service Class	385,144,917
Shares outstanding:
Initial Class	19,423,743
Service Class	36,329,204
Net asset value and offering price per share:
Initial Class	$12.44
Service Class	10.60
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$1,370,385
Interest income	34,280
Net income from securities lending	35,717
Withholding taxes on foreign income	(12,725)
Total investment income	1,427,657
Expenses:
Investment management fees	2,393,806
Distribution and service fees:
Service Class	468,664
Transfer agent costs	3,660
Trustee and CCO fees	15,456
Audit and tax fees	13,203
Custody fees	27,115
Legal fees	25,830
Printing and shareholder reports fees	52,866
Other	33,443
Total expenses	3,034,043
Net investment income (loss)	(1,606,386)
Net realized gain (loss) on:
Investments	27,091,108
Foreign currency transactions	11,293
Net realized gain (loss)	27,102,401
Net change in unrealized appreciation (depreciation) on:
Investments	(25,185,896)
Net realized and change in unrealized gain (loss)	1,916,505
Net increase (decrease) in net assets resulting from operations	$310,119
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$(1,606,386)	$(3,453,111)
Net realized gain (loss)	27,102,401	112,712,435
Net change in unrealized appreciation (depreciation)	(25,185,896)	(29,608,224)
Net increase (decrease) in net assets resulting from operations	310,119	79,651,100
Dividends and/or distributions to shareholders:
Initial Class	—	(9,325,809)
Service Class	—	(16,407,110)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(25,732,919)
Capital share transactions:
Proceeds from shares sold:
Initial Class	3,654,896	14,206,639
Service Class	10,158,785	27,980,296
	13,813,681	42,186,935
Dividends and/or distributions reinvested:
Initial Class	—	9,325,809
Service Class	—	16,407,110
	—	25,732,919
Cost of shares redeemed:
Initial Class	(19,940,581)	(103,483,612)
Service Class	(19,521,802)	(55,450,199)
	(39,462,383)	(158,933,811)
Net increase (decrease) in net assets resulting from capital share transactions	(25,648,702)	(91,013,957)
Net increase (decrease) in net assets	(25,338,583)	(37,095,776)
Net assets:
Beginning of period/year	652,080,574	689,176,350
End of period/year	$626,741,991	$652,080,574
Capital share transactions - shares:
Shares issued:
Initial Class	297,941	1,158,421
Service Class	991,499	2,628,756
	1,289,440	3,787,177
Shares reinvested:
Initial Class	—	744,873
Service Class	—	1,534,809
	—	2,279,682
Shares redeemed:
Initial Class	(1,649,008)	(8,653,630)
Service Class	(1,920,084)	(5,235,601)
	(3,569,092)	(13,889,231)
Net increase (decrease) in shares outstanding:
Initial Class	(1,351,067)	(6,750,336)
Service Class	(928,585)	(1,072,036)
	(2,279,652)	(7,822,372)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.40	$11.39	$9.78	$19.01	$18.92	$16.42
Investment operations:
Net investment income (loss)(A)	(0.02)	(0.04)	(0.03)	(0.03)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.06	1.50	2.07	(3.97)	2.17	3.68
Total investment operations	0.04	1.46	2.04	(4.00)	2.09	3.64
Dividends and/or distributions to shareholders:
Net realized gains	—	(0.45)	(0.43)	(5.23)	(2.00)	(1.14)
Net asset value, end of period/year	$12.44	$12.40	$11.39	$9.78	$19.01	$18.92
Total return(B)	0.32%(C)	12.78%	21.20%	(22.39)%	11.37%	23.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$241,597	$257,691	$313,491	$272,748	$448,767	$757,843
Expenses to average net assets	0.84%(D)	0.83%	0.84%	0.81%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.37)%(D)	(0.37)%	(0.31)%	(0.24)%	(0.43)%	(0.26)%
Portfolio turnover rate	22%(C)	45%	46%	33%	28%	39%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$10.59	$9.80	$8.49	$17.39	$17.51	$15.31
Investment operations:
Net investment income (loss)(A)	(0.03)	(0.06)	(0.05)	(0.06)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	0.04	1.30	1.79	(3.61)	2.00	3.41
Total investment operations	0.01	1.24	1.74	(3.67)	1.88	3.34
Dividends and/or distributions to shareholders:
Net realized gains	—	(0.45)	(0.43)	(5.23)	(2.00)	(1.14)
Net asset value, end of period/year	$10.60	$10.59	$9.80	$8.49	$17.39	$17.51
Total return(B)	0.09%(C)	12.61%	20.88%	(22.60)%	11.08%	23.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$385,145	$394,390	$375,685	$334,348	$479,458	$456,089
Expenses to average net assets	1.09%(D)	1.08%	1.09%	1.06%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.62)%(D)	(0.62)%	(0.56)%	(0.49)%	(0.67)%	(0.51)%
Portfolio turnover rate	22%(C)	45%	46%	33%	28%	39%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2025, by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,786,757	$—	$—	$—	$5,786,757
Total Borrowings	$5,786,757	$—	$—	$—	$5,786,757
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.78%
Over $1 billion up to $1.5 billion	0.77
Over $1.5 billion	0.76
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2026
Service Class	1.13	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$137,094,757	$—	$164,421,659	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$548,002,434	$125,455,112	$(40,341,735)	$85,113,377
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 10- year periods and in line with the peer universe for the past 1- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 10-year periods and below the benchmark for the past 5-year period.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica TSW International Equity VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 2.9%
BHP Group Ltd.	11,600	$ 279,068
Macquarie Group Ltd.	12,200	1,834,949
Santos Ltd.	323,300	1,630,034
Sonic Healthcare Ltd.	76,500	1,350,316
Whitehaven Coal Ltd.	203,800	727,509
		5,821,876
Belgium - 2.3%
Anheuser-Busch InBev SA	34,000	2,339,213
KBC Group NV	21,800	2,249,969
		4,589,182
Canada - 1.1%
Canadian National Railway Co.	11,500	1,198,263
CCL Industries, Inc., Class B	17,700	1,032,170
		2,230,433
Denmark - 0.5%
Novo Nordisk AS, Class B	10,800	748,375
Rockwool AS, B Shares	4,700	220,300
		968,675
France - 12.2%
Accor SA	44,300	2,321,695
Amundi SA (A)	17,200	1,394,160
Capgemini SE	15,298	2,619,575
Cie de Saint-Gobain SA	17,000	1,997,079
Edenred SE (B)	42,900	1,332,496
FDJ UNITED (A)	4,000	156,961
Rexel SA	22,100	681,623
Sanofi SA	20,768	2,010,628
Societe Generale SA	71,700	4,101,541
Sodexo SA	19,000	1,169,383
Teleperformance SE	10,600	1,029,550
TotalEnergies SE	31,200	1,907,028
Veolia Environnement SA	102,156	3,647,162
		24,368,881
Germany - 12.6%
Allianz SE	4,741	1,924,056
BASF SE	18,800	929,839
CTS Eventim AG & Co. KGaA	4,700	584,448
Deutsche Boerse AG	6,100	1,992,806
Deutsche Post AG	39,500	1,829,635
Heidelberg Materials AG	13,400	3,155,656
Infineon Technologies AG	60,585	2,585,285
K&S AG	15,400	282,484
Merck KGaA	16,000	2,074,535
SAP SE	14,900	4,556,116
Siemens AG	13,207	3,392,328
Zalando SE (A)(C)	61,000	2,012,838
		25,320,026
Hong Kong - 2.9%
AIA Group Ltd.	266,800	2,416,791
CK Asset Holdings Ltd.	208,200	919,999
CK Hutchison Holdings Ltd.	401,000	2,469,230
		5,806,020
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.1%
AerCap Holdings NV	23,890	$ 2,795,130
AIB Group PLC	331,400	2,734,994
DCC PLC	31,200	2,024,898
Ryanair Holdings PLC	39,200	1,111,936
Smurfit WestRock PLC	37,721	1,627,661
		10,294,619
Israel - 1.0%
Check Point Software Technologies Ltd. (C)	8,800	1,947,000
Italy - 0.2%
Prysmian SpA	5,035	356,474
Japan - 19.5%
Canon, Inc. (B)	39,100	1,134,045
Daikin Industries Ltd.	6,300	739,517
FANUC Corp.	44,900	1,218,912
Fujitsu Ltd.	128,700	3,122,181
Hitachi Ltd.	134,800	3,917,872
Kyocera Corp.	133,900	1,608,186
Nintendo Co. Ltd.	13,400	1,286,799
Olympus Corp.	119,300	1,417,084
ORIX Corp.	135,100	3,048,755
Panasonic Holdings Corp.	138,400	1,480,786
Rakuten Group, Inc. (C)	244,300	1,346,136
Renesas Electronics Corp.	110,800	1,370,754
SBI Holdings, Inc.	79,000	2,752,765
Seven & i Holdings Co. Ltd.	202,600	3,260,911
Sony Group Corp.	207,900	5,405,464
Sumitomo Mitsui Financial Group, Inc.	134,900	3,396,911
Toyota Industries Corp.	22,000	2,482,980
		38,990,058
Luxembourg - 2.7%
ArcelorMittal SA	65,500	2,079,907
Eurofins Scientific SE	27,200	1,938,417
Tenaris SA	79,200	1,484,579
		5,502,903
Netherlands - 5.0%
ASML Holding NV	4,100	3,285,481
EXOR NV	5,800	585,496
Heineken Holding NV	19,543	1,458,292
ING Groep NV, Series N	92,800	2,033,962
Koninklijke Philips NV	21,420	514,344
Prosus NV	37,600	2,109,604
		9,987,179
Norway - 2.2%
Aker BP ASA	63,038	1,610,898
DNB Bank ASA	103,000	2,848,421
		4,459,319
Republic of Korea - 1.1%
Samsung Electronics Co. Ltd.	47,800	2,113,793
Singapore - 1.7%
DBS Group Holdings Ltd.	94,770	3,345,575
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.4%
Boliden AB (C)	27,700	$ 865,610
Essity AB, Class B	66,300	1,835,771
Skandinaviska Enskilda Banken AB, Class A	126,700	2,208,448
		4,909,829
Switzerland - 7.3%
Cie Financiere Richemont SA, Class A	11,100	2,100,484
Glencore PLC (C)	338,700	1,319,792
Julius Baer Group Ltd.	21,000	1,424,532
Nestle SA	37,576	3,736,044
Novartis AG	14,480	1,757,540
Roche Holding AG	13,332	4,351,827
		14,690,219
United Kingdom - 15.5%
Ashtead Group PLC	24,399	1,564,673
Aviva PLC	181,065	1,539,365
Barratt Redrow PLC	170,300	1,066,417
BP PLC	455,000	2,266,943
Bunzl PLC	20,000	637,329
Burberry Group PLC (C)	3,800	61,724
CNH Industrial NV	116,700	1,512,432
GSK PLC	97,280	1,854,785
Inchcape PLC	150,087	1,495,449
Informa PLC	72,904	807,135
Kingfisher PLC	209,300	835,859
Legal & General Group PLC	593,700	2,077,318
Lloyds Banking Group PLC	3,379,100	3,553,176
Pearson PLC	66,100	973,718
Persimmon PLC	43,500	773,881
Reckitt Benckiser Group PLC	29,500	2,009,745
Shell PLC	67,400	2,351,553
Smith & Nephew PLC	66,300	1,015,333
Tesco PLC	417,274	2,300,649
Unilever PLC	28,093	1,714,409
Wise PLC, Class A (C)	45,400	648,556
		31,060,449
	Shares	Value
COMMON STOCKS (continued)
United States - 0.8%
Linde PLC	3,500	$ 1,642,130
Total Common Stocks (Cost $156,309,361)		198,404,640
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA
3.06% (D)	17,200	1,351,638
Total Preferred Stock (Cost $1,354,079)		1,351,638
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (D)	76,558	76,558
Total Other Investment Company (Cost $76,558)		76,558

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 1.80% (D), dated 06/30/2025, to be repurchased at $6,766,980 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $6,902,082.	$ 6,766,642	6,766,642
Total Repurchase Agreement (Cost $6,766,642)		6,766,642
Total Investments (Cost $164,506,640)		206,599,478
Net Other Assets (Liabilities) - (3.1)%		(6,259,875)
Net Assets - 100.0%		$ 200,339,603
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.8%	$26,472,997
Pharmaceuticals	6.2	12,797,690
Industrial Conglomerates	5.7	11,804,328
Oil, Gas & Consumable Fuels	5.1	10,493,965
Capital Markets	4.6	9,399,212
Household Durables	4.2	8,726,548
Insurance	3.9	7,957,530
Semiconductors & Semiconductor Equipment	3.5	7,241,520
Software	3.1	6,503,116
IT Services	2.8	5,741,756
Trading Companies & Distributors	2.8	5,678,755
Financial Services	2.7	5,615,303
Consumer Staples Distribution & Retail	2.7	5,561,560
Machinery	2.5	5,214,324
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Household Products	2.5%	$5,197,154
Metals & Mining	2.2	4,544,377
Beverages	1.8	3,797,505
Food Products	1.8	3,736,044
Hotels, Restaurants & Leisure	1.8	3,648,039
Multi-Utilities	1.8	3,647,162
Broadline Retail	1.7	3,455,740
Technology Hardware, Storage & Peripherals	1.6	3,247,838
Construction Materials	1.5	3,155,656
Building Products	1.4	2,956,896
Health Care Equipment & Supplies	1.4	2,946,761
Chemicals	1.4	2,854,453
Specialty Retail	1.4	2,848,697
Containers & Packaging	1.3	2,659,831
Textiles, Apparel & Luxury Goods	1.0	2,162,208
Life Sciences Tools & Services	0.9	1,938,417
Entertainment	0.9	1,871,247
Air Freight & Logistics	0.9	1,829,635
Personal Care Products	0.8	1,714,409
Electronic Equipment, Instruments & Components	0.8	1,608,186
Distributors	0.7	1,495,449
Energy Equipment & Services	0.7	1,484,579
Health Care Providers & Services	0.7	1,350,316
Ground Transportation	0.6	1,198,263
Passenger Airlines	0.5	1,111,936
Professional Services	0.5	1,029,550
Diversified Consumer Services	0.5	973,718
Real Estate Management & Development	0.4	919,999
Media	0.4	807,135
Electrical Equipment	0.2	356,474
Investments	96.7	199,756,278
Short-Term Investments	3.3	6,843,200
Total Investments	100.0%	$ 206,599,478
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,754,786	$186,649,854	$—	$198,404,640
Preferred Stock	—	1,351,638	—	1,351,638
Other Investment Company	76,558	—	—	76,558
Repurchase Agreement	—	6,766,642	—	6,766,642
Total Investments	$11,831,344	$194,768,134	$—	$206,599,478
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the total value of 144A securities is $3,563,959, representing 1.8% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,185,295, collateralized by cash collateral of $76,558 and non-cash collateral, such as U.S. government securities of $1,168,150. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at June 30, 2025.
(E)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $157,739,998) (including securities loaned of $1,185,295)	$199,832,836
Repurchase agreement, at value (cost $6,766,642)	6,766,642
Foreign currency, at value (cost $58,251)	58,451
Receivables and other assets:
Investments sold	1,783,986
Net income from securities lending	1,559
Shares of beneficial interest sold	42,017
Dividends	255,002
Interest	338
Tax reclaims	916,648
Prepaid expenses	847
Total assets	209,658,326
Liabilities:
Cash collateral received upon return of:
Securities on loan	76,558
Payables and other liabilities:
Investments purchased	163,715
Shares of beneficial interest redeemed	8,888,884
Investment management fees	133,461
Distribution and service fees	16,097
Transfer agent costs	154
Trustee and CCO fees	767
Audit and tax fees	10,271
Custody fees	7,644
Legal fees	2,547
Printing and shareholder reports fees	12,832
Other accrued expenses	5,793
Total liabilities	9,318,723
Net assets	$200,339,603
Net assets consist of:
Capital stock ($0.01 par value)	$115,063
Additional paid-in capital	135,871,430
Total distributable earnings (accumulated losses)	64,353,110
Net assets	$200,339,603
Net assets by class:
Initial Class	$123,029,578
Service Class	77,310,025
Shares outstanding:
Initial Class	7,032,701
Service Class	4,473,559
Net asset value and offering price per share:
Initial Class	$17.49
Service Class	17.28
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$4,409,463
Interest income	35,354
Net income from securities lending	15,641
Withholding taxes on foreign income	(450,709)
Total investment income	4,009,749
Expenses:
Investment management fees	752,575
Distribution and service fees:
Service Class	86,356
Transfer agent costs	1,095
Trustee and CCO fees	4,923
Audit and tax fees	11,319
Custody fees	33,546
Legal fees	10,425
Printing and shareholder reports fees	12,970
Interest	2,387
Other	8,657
Total expenses	924,253
Net investment income (loss)	3,085,496
Net realized gain (loss) on:
Investments	6,606,227
Foreign currency transactions	103,630
Net realized gain (loss)	6,709,857
Net change in unrealized appreciation (depreciation) on:
Investments	26,652,889
Translation of assets and liabilities denominated in foreign currencies	104,374
Net change in unrealized appreciation (depreciation)	26,757,263
Net realized and change in unrealized gain (loss)	33,467,120
Net increase (decrease) in net assets resulting from operations	$36,552,616
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$3,085,496	$4,126,656
Net realized gain (loss)	6,709,857	10,480,890
Net change in unrealized appreciation (depreciation)	26,757,263	(7,344,108)
Net increase (decrease) in net assets resulting from operations	36,552,616	7,263,438
Dividends and/or distributions to shareholders:
Initial Class	—	(3,420,570)
Service Class	—	(1,810,190)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,230,760)
Capital share transactions:
Proceeds from shares sold:
Initial Class	15,192,165	40,652,171
Service Class	7,367,994	7,844,813
	22,560,159	48,496,984
Dividends and/or distributions reinvested:
Initial Class	—	3,420,570
Service Class	—	1,810,190
	—	5,230,760
Cost of shares redeemed:
Initial Class	(45,617,924)	(40,698,266)
Service Class	(6,672,462)	(10,959,354)
	(52,290,386)	(51,657,620)
Net increase (decrease) in net assets resulting from capital share transactions	(29,730,227)	2,070,124
Net increase (decrease) in net assets	6,822,389	4,102,802
Net assets:
Beginning of period/year	193,517,214	189,414,412
End of period/year	$200,339,603	$193,517,214
Capital share transactions - shares:
Shares issued:
Initial Class	894,625	2,744,928
Service Class	458,058	528,956
	1,352,683	3,273,884
Shares reinvested:
Initial Class	—	220,540
Service Class	—	117,851
	—	338,391
Shares redeemed:
Initial Class	(2,799,931)	(2,650,486)
Service Class	(420,185)	(739,617)
	(3,220,116)	(3,390,103)
Net increase (decrease) in shares outstanding:
Initial Class	(1,905,306)	314,982
Service Class	37,873	(92,810)
	(1,867,433)	222,172
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$14.52	$14.45	$12.65	$16.04	$14.40	$13.95
Investment operations:
Net investment income (loss)(A)	0.25	0.34	0.30	0.34	0.31	0.20
Net realized and unrealized gain (loss)	2.72	0.18	1.65	(2.70)	1.62	0.65
Total investment operations	2.97	0.52	1.95	(2.36)	1.93	0.85
Dividends and/or distributions to shareholders:
Net investment income	—	(0.45)	(0.15)	(0.47)	(0.29)	(0.40)
Net realized gains	—	—	—	(0.56)	—	—
Total dividends and/or distributions to shareholders	—	(0.45)	(0.15)	(1.03)	(0.29)	(0.40)
Net asset value, end of period/year	$17.49	$14.52	$14.45	$12.65	$16.04	$14.40
Total return(B)	20.45%(C)	3.38%	15.48%	(14.40)%	13.41%	6.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$123,030	$129,798	$124,632	$102,637	$124,895	$126,686
Expenses to average net assets	0.86%(D)	0.86%	0.86%	0.85%	0.85%	0.88%
Net investment income (loss) to average net assets	3.17%(D)	2.29%	2.21%	2.49%	1.97%	1.59%
Portfolio turnover rate	12%(C)	24%	17%	14%	19%	20%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$14.37	$14.31	$12.52	$15.88	$14.26	$13.83
Investment operations:
Net investment income (loss)(A)	0.25	0.29	0.27	0.31	0.26	0.16
Net realized and unrealized gain (loss)	2.66	0.18	1.63	(2.68)	1.62	0.64
Total investment operations	2.91	0.47	1.90	(2.37)	1.88	0.80
Dividends and/or distributions to shareholders:
Net investment income	—	(0.41)	(0.11)	(0.43)	(0.26)	(0.37)
Net realized gains	—	—	—	(0.56)	—	—
Total dividends and/or distributions to shareholders	—	(0.41)	(0.11)	(0.99)	(0.26)	(0.37)
Net asset value, end of period/year	$17.28	$14.37	$14.31	$12.52	$15.88	$14.26
Total return(B)	20.25%(C)	3.11%	15.26%	(14.63)%	13.20%	6.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,310	$63,719	$64,782	$59,762	$77,923	$68,290
Expenses to average net assets	1.11%(D)	1.11%	1.11%	1.10%	1.10%	1.13%
Net investment income (loss) to average net assets	3.13%(D)	1.96%	2.02%	2.29%	1.67%	1.28%
Portfolio turnover rate	12%(C)	24%	17%	14%	19%	20%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $3,361.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025. For the period December 31, 2024 to June 30, 2025, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$3,850,000	4	5.58%
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$76,558	$—	$—	$—	$76,558
Total Borrowings	$76,558	$—	$—	$—	$76,558
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. RISK FACTORS (continued)
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.91%	May 1, 2026
Service Class	1.16	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$22,595,931	$—	$41,078,259	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$164,506,640	$48,232,907	$(6,140,069)	$42,092,838
9. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TSW International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 5-year period, and below the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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Call 800-851-9777
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©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica TSW Mid Cap Value Opportunities VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	25,800	$ 6,229,668
Banks - 2.1%
First Citizens BancShares, Inc., Class A	2,535	4,959,651
Beverages - 1.8%
Molson Coors Beverage Co., Class B	86,600	4,164,594
Biotechnology - 1.2%
Biogen, Inc. (A)	23,100	2,901,129
Chemicals - 3.1%
Mosaic Co.	112,700	4,111,296
PPG Industries, Inc.	26,900	3,059,875
		7,171,171
Consumer Finance - 1.3%
Ally Financial, Inc.	79,400	3,092,630
Consumer Staples Distribution & Retail - 2.8%
Dollar General Corp.	15,200	1,738,576
Dollar Tree, Inc. (A)	17,700	1,753,008
U.S. Foods Holding Corp. (A)	38,922	2,997,383
		6,488,967
Containers & Packaging - 3.2%
Crown Holdings, Inc.	44,700	4,603,206
Graphic Packaging Holding Co.	139,352	2,936,147
		7,539,353
Distributors - 2.0%
LKQ Corp.	126,298	4,674,289
Diversified Telecommunication Services - 0.9%
Liberty Global Ltd., Class A (A)	208,500	2,087,085
Electric Utilities - 3.9%
Evergy, Inc.	81,500	5,617,795
OGE Energy Corp.	80,875	3,589,233
		9,207,028
Electronic Equipment, Instruments & Components - 3.1%
TD SYNNEX Corp.	22,820	3,096,674
Vontier Corp.	111,372	4,109,627
		7,206,301
Energy Equipment & Services - 2.5%
Halliburton Co.	172,900	3,523,702
Noble Corp. PLC	87,300	2,317,815
		5,841,517
Entertainment - 1.6%
Warner Bros Discovery, Inc. (A)	330,900	3,792,114
Financial Services - 3.6%
Corpay, Inc. (A)	8,600	2,853,652
Global Payments, Inc.	54,200	4,338,168
Mr. Cooper Group, Inc. (A)	7,800	1,163,838
		8,355,658
	Shares	Value
COMMON STOCKS (continued)
Food Products - 10.4%
Archer-Daniels-Midland Co.	95,900	$ 5,061,602
Conagra Brands, Inc.	230,000	4,708,100
Kraft Heinz Co.	235,800	6,088,356
Lamb Weston Holdings, Inc.	36,800	1,908,080
Post Holdings, Inc. (A)	27,296	2,976,083
Tyson Foods, Inc., Class A	62,700	3,507,438
		24,249,659
Ground Transportation - 1.0%
U-Haul Holding Co.	42,899	2,332,472
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	154,100	4,666,148
Koninklijke Philips NV (B)	77,486	1,858,114
Zimmer Biomet Holdings, Inc.	51,900	4,733,799
		11,258,061
Health Care Providers & Services - 2.8%
Centene Corp. (A)	77,000	4,179,560
Henry Schein, Inc. (A)	33,764	2,466,460
		6,646,020
Insurance - 4.4%
Fidelity National Financial, Inc.	68,000	3,812,080
Markel Group, Inc. (A)	2,200	4,394,192
Willis Towers Watson PLC	7,100	2,176,150
		10,382,422
Interactive Media & Services - 3.4%
IAC, Inc. (A)	95,358	3,560,668
Match Group, Inc.	142,100	4,389,469
		7,950,137
IT Services - 1.3%
Cognizant Technology Solutions Corp., Class A	39,400	3,074,382
Life Sciences Tools & Services - 3.1%
Bio-Rad Laboratories, Inc., Class A (A)	17,400	4,198,968
IQVIA Holdings, Inc. (A)	18,700	2,946,933
		7,145,901
Machinery - 0.9%
CNH Industrial NV	171,400	2,221,344
Media - 3.7%
EchoStar Corp., Class A (A)	45,400	1,257,580
News Corp., Class A	120,500	3,581,260
Sirius XM Holdings, Inc.	161,828	3,717,189
		8,556,029
Metals & Mining - 1.7%
Commercial Metals Co.	83,300	4,074,203
Multi-Utilities - 4.1%
Dominion Energy, Inc.	108,400	6,126,768
NiSource, Inc.	85,960	3,467,626
		9,594,394
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.8%
Expand Energy Corp.	10,700	$ 1,251,258
HF Sinclair Corp.	114,600	4,707,768
Kinder Morgan, Inc.	99,310	2,919,714
		8,878,740
Pharmaceuticals - 4.3%
Jazz Pharmaceuticals PLC (A)	27,907	2,961,491
Perrigo Co. PLC	126,000	3,366,720
Viatris, Inc.	424,700	3,792,571
		10,120,782
Professional Services - 5.3%
Amentum Holdings, Inc. (A)	163,014	3,848,760
Clarivate PLC (A)	631,209	2,714,199
Jacobs Solutions, Inc.	30,200	3,969,790
SS&C Technologies Holdings, Inc.	24,100	1,995,480
		12,528,229
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (A)	27,800	1,456,998
Specialized REITs - 1.8%
Gaming & Leisure Properties, Inc.	89,200	4,163,856
Specialty Retail - 0.6%
Ulta Beauty, Inc. (A)	3,000	1,403,460
Trading Companies & Distributors - 1.3%
WESCO International, Inc.	16,000	2,963,200
Total Common Stocks (Cost $216,966,040)		222,711,444
	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (C)	241,944	$ 241,944
Total Other Investment Company (Cost $241,944)		241,944

	Principal	Value
REPURCHASE AGREEMENT - 5.1%
Fixed Income Clearing Corp., 1.80% (C), dated 06/30/2025, to be repurchased at $12,071,663 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/15/2027, and with a value of $12,312,606.	$ 12,071,060	12,071,060
Total Repurchase Agreement (Cost $12,071,060)		12,071,060
Total Investments (Cost $229,279,044)		235,024,448
Net Other Assets (Liabilities) - (0.3)%		(733,238)
Net Assets - 100.0%		$ 234,291,210
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$222,711,444	$—	$—	$222,711,444
Other Investment Company	241,944	—	—	241,944
Repurchase Agreement	—	12,071,060	—	12,071,060
Total Investments	$222,953,388	$12,071,060	$—	$235,024,448
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,065,280, collateralized by cash collateral of $241,944 and non-cash collateral, such as U.S. government securities of $1,869,105. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2025.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $217,207,984) (including securities loaned of $2,065,280)	$222,953,388
Repurchase agreement, at value (cost $12,071,060)	12,071,060
Receivables and other assets:
Investments sold	280,815
Net income from securities lending	454
Shares of beneficial interest sold	98,056
Dividends	72,650
Interest	603
Prepaid expenses	966
Total assets	235,477,992
Liabilities:
Cash collateral received upon return of:
Securities on loan	241,944
Payables and other liabilities:
Investments purchased	715,209
Shares of beneficial interest redeemed	3,283
Investment management fees	136,644
Distribution and service fees	45,845
Transfer agent costs	283
Trustee and CCO fees	1,122
Audit and tax fees	9,857
Custody fees	2,983
Legal fees	1,294
Printing and shareholder reports fees	21,104
Other accrued expenses	7,214
Total liabilities	1,186,782
Net assets	$234,291,210
Net assets consist of:
Capital stock ($0.01 par value)	$178,418
Additional paid-in capital	161,156,519
Total distributable earnings (accumulated losses)	72,956,273
Net assets	$234,291,210
Net assets by class:
Initial Class	$15,819,815
Service Class	218,471,395
Shares outstanding:
Initial Class	1,163,974
Service Class	16,677,844
Net asset value and offering price per share:
Initial Class	$13.59
Service Class	13.10
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$2,566,845
Interest income	91,752
Net income from securities lending	2,555
Total investment income	2,661,152
Expenses:
Investment management fees	810,812
Distribution and service fees:
Service Class	272,366
Transfer agent costs	1,368
Trustee and CCO fees	5,935
Audit and tax fees	10,967
Custody fees	9,347
Legal fees	10,004
Printing and shareholder reports fees	21,323
Other	12,613
Total expenses	1,154,735
Net investment income (loss)	1,506,417
Net realized gain (loss) on:
Investments	2,988,582
Net change in unrealized appreciation (depreciation) on:
Investments	4,725,878
Net realized and change in unrealized gain (loss)	7,714,460
Net increase (decrease) in net assets resulting from operations	$9,220,877
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$1,506,417	$2,176,325
Net realized gain (loss)	2,988,582	62,429,051
Net change in unrealized appreciation (depreciation)	4,725,878	(42,913,630)
Net increase (decrease) in net assets resulting from operations	9,220,877	21,691,746
Dividends and/or distributions to shareholders:
Initial Class	—	(2,788,877)
Service Class	—	(41,385,029)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(44,173,906)
Capital share transactions:
Proceeds from shares sold:
Initial Class	134,378	147,038
Service Class	744,866	4,257,030
	879,244	4,404,068
Dividends and/or distributions reinvested:
Initial Class	—	2,788,877
Service Class	—	41,385,029
	—	44,173,906
Cost of shares redeemed:
Initial Class	(646,104)	(68,065,812)
Service Class	(16,700,849)	(33,545,945)
	(17,346,953)	(101,611,757)
Net increase (decrease) in net assets resulting from capital share transactions	(16,467,709)	(53,033,783)
Net increase (decrease) in net assets	(7,246,832)	(75,515,943)
Net assets:
Beginning of period/year	241,538,042	317,053,985
End of period/year	$234,291,210	$241,538,042
Capital share transactions - shares:
Shares issued:
Initial Class	10,073	10,180
Service Class	58,401	303,420
	68,474	313,600
Shares reinvested:
Initial Class	—	210,640
Service Class	—	3,235,733
	—	3,446,373
Shares redeemed:
Initial Class	(48,981)	(4,572,149)
Service Class	(1,319,700)	(2,418,347)
	(1,368,681)	(6,990,496)
Net increase (decrease) in shares outstanding:
Initial Class	(38,908)	(4,351,329)
Service Class	(1,261,299)	1,120,806
	(1,300,207)	(3,230,523)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$13.05	$14.48	$14.62	$19.74	$15.64	$16.28
Investment operations:
Net investment income (loss)(A)	0.10	0.12	0.13	0.18	0.13	0.16
Net realized and unrealized gain (loss)	0.44	1.14	1.33	(1.72)	4.41	(0.08)
Total investment operations	0.54	1.26	1.46	(1.54)	4.54	0.08
Dividends and/or distributions to shareholders:
Net investment income	—	(0.22)	(0.22)	(0.15)	(0.14)	(0.18)
Net realized gains	—	(2.47)	(1.38)	(3.43)	(0.30)	(0.54)
Total dividends and/or distributions to shareholders	—	(2.69)	(1.60)	(3.58)	(0.44)	(0.72)
Net asset value, end of period/year	$13.59	$13.05	$14.48	$14.62	$19.74	$15.64
Total return(B)	4.14%(C)	8.48%	10.81%	(8.23)%	29.19%	1.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,820	$15,693	$80,441	$235,756	$263,545	$199,873
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(D)	0.81%	0.91%	0.87%	0.87%	0.88%
Including waiver and/or reimbursement and recapture	0.76%(D)	0.81%(E)	0.91%	0.87%	0.87%	0.88%
Net investment income (loss) to average net assets	1.53%(D)	0.79%	0.93%	1.05%	0.68%	1.14%
Portfolio turnover rate	29%(C)	126%	18%	15%	45%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$12.59	$14.07	$14.24	$19.31	$15.32	$15.97
Investment operations:
Net investment income (loss)(A)	0.08	0.12	0.12	0.13	0.08	0.12
Net realized and unrealized gain (loss)	0.43	1.05	1.27	(1.67)	4.32	(0.09)
Total investment operations	0.51	1.17	1.39	(1.54)	4.40	0.03
Dividends and/or distributions to shareholders:
Net investment income	—	(0.18)	(0.18)	(0.10)	(0.11)	(0.14)
Net realized gains	—	(2.47)	(1.38)	(3.43)	(0.30)	(0.54)
Total dividends and/or distributions to shareholders	—	(2.65)	(1.56)	(3.53)	(0.41)	(0.68)
Net asset value, end of period/year	$13.10	$12.59	$14.07	$14.24	$19.31	$15.32
Total return(B)	4.05%(C)	8.09%	10.57%	(8.43)%	28.84%	1.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$218,471	$225,845	$236,613	$242,628	$297,801	$251,374
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(D)	1.06%	1.16%	1.12%	1.12%	1.13%
Including waiver and/or reimbursement and recapture	1.01%(D)	1.06%	1.16%	1.12%	1.12%	1.13%
Net investment income (loss) to average net assets	1.27%(D)	0.83%	0.83%	0.81%	0.43%	0.88%
Portfolio turnover rate	29%(C)	126%	18%	15%	45%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TSW Mid Cap Value Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $4,279.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2025, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2025.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$241,944	$—	$—	$—	$241,944
Total Borrowings	$241,944	$—	$—	$—	$241,944
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.6950%
Over $750 million up to $1.5 billion	0.6925
Over $1.5 billion up to $2 billion	0.6500
Over $2 billion	0.6300
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.78%	May 1, 2026
Service Class	1.03	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$66,301,669	$—	$82,140,859	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$229,279,044	$19,217,930	$(13,472,526)	$5,745,404
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
10. OPERATING SEGMENTS (continued)
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TSW Mid Cap Value Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment objective and investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica TSW Mid Cap Value Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
4658677 06/25
©2025 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica WMC US Growth VP
June 30, 2025
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.8%
General Electric Co.	180,193	$ 46,379,876
Automobiles - 1.7%
Tesla, Inc. (A)	304,225	96,640,114
Banks - 0.6%
Wells Fargo & Co.	391,265	31,348,152
Beverages - 0.9%
Monster Beverage Corp. (A)	818,212	51,252,800
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (A)	131,924	58,732,565
Broadline Retail - 5.6%
Amazon.com, Inc. (A)	1,475,805	323,776,859
Building Products - 0.4%
Builders FirstSource, Inc. (A)	202,236	23,598,919
Capital Markets - 2.2%
Ares Management Corp., Class A	235,928	40,862,730
Interactive Brokers Group, Inc., Class A	796,280	44,121,875
KKR & Co., Inc.	316,578	42,114,371
		127,098,976
Chemicals - 1.0%
Sherwin-Williams Co.	166,480	57,162,573
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	89,904	22,171,225
Communications Equipment - 1.1%
Arista Networks, Inc. (A)	622,162	63,653,394
Consumer Finance - 1.0%
American Express Co.	185,551	59,187,058
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (A)	329,165	35,493,862
Walmart, Inc.	516,975	50,549,815
		86,043,677
Electrical Equipment - 0.9%
GE Vernova, Inc.	95,351	50,454,982
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	480,157	47,415,504
Coherent Corp. (A)	452,843	40,398,124
		87,813,628
Entertainment - 5.8%
Liberty Media Corp. - Liberty Formula One, Class C (A)	463,730	48,459,785
Live Nation Entertainment, Inc. (A)	341,752	51,700,243
Netflix, Inc. (A)	119,079	159,462,261
Spotify Technology SA (A)	93,354	71,634,258
		331,256,547
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 3.9%
Mastercard, Inc., Class A	312,339	$ 175,515,778
Visa, Inc., Class A	136,569	48,488,823
		224,004,601
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (A)	506,554	54,408,965
Edwards Lifesciences Corp. (A)	480,259	37,561,057
		91,970,022
Health Care Technology - 0.8%
Veeva Systems, Inc., Class A (A)	165,229	47,582,647
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (A)	1,258,866	70,685,326
DoorDash, Inc., Class A (A)	195,251	48,131,324
DraftKings, Inc., Class A (A)	1,066,455	45,740,255
Hilton Worldwide Holdings, Inc.	214,175	57,043,369
		221,600,274
Interactive Media & Services - 10.7%
Alphabet, Inc., Class A	1,669,460	294,208,936
Meta Platforms, Inc., Class A	430,285	317,589,056
		611,797,992
IT Services - 1.5%
Gartner, Inc. (A)	78,253	31,631,428
Shopify, Inc., Class A (A)	476,719	54,989,536
		86,620,964
Machinery - 0.8%
Ingersoll Rand, Inc.	564,401	46,946,875
Pharmaceuticals - 2.9%
Eli Lilly & Co.	216,550	168,807,222
Semiconductors & Semiconductor Equipment - 18.4%
Broadcom, Inc.	1,177,187	324,491,597
KLA Corp.	85,052	76,184,478
NVIDIA Corp.	3,895,405	615,435,036
QUALCOMM, Inc.	267,208	42,555,546
		1,058,666,657
Software - 18.9%
AppLovin Corp., Class A (A)	83,872	29,361,910
Cadence Design Systems, Inc. (A)	219,231	67,556,033
HubSpot, Inc. (A)	58,036	32,304,579
Intuit, Inc.	123,099	96,956,465
Microsoft Corp.	948,173	471,630,732
Oracle Corp.	510,649	111,643,191
Palantir Technologies, Inc., Class A (A)	276,047	37,630,727
Palo Alto Networks, Inc. (A)	342,365	70,061,573
PTC, Inc. (A)	232,980	40,151,773
ServiceNow, Inc. (A)	90,902	93,454,528
Tyler Technologies, Inc. (A)	63,377	37,572,421
		1,088,323,932
Specialized REITs - 0.8%
American Tower Corp.	217,107	47,984,989
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.1%
O'Reilly Automotive, Inc. (A)	703,176	$ 63,377,253
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	2,063,996	423,470,059
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd.	209,135	24,058,890
Total Common Stocks (Cost $3,667,615,764)		5,721,783,722

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.80% (B), dated 06/30/2025, to be repurchased at $45,817,519 on 07/01/2025. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2034, and with a value of $46,731,724.	$ 45,815,228	45,815,228
Total Repurchase Agreement (Cost $45,815,228)		45,815,228
Total Investments (Cost $3,713,430,992)		5,767,598,950
Net Other Assets (Liabilities) - (0.3)%		(18,064,999)
Net Assets - 100.0%		$ 5,749,533,951
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,721,783,722	$—	$—	$5,721,783,722
Repurchase Agreement	—	45,815,228	—	45,815,228
Total Investments	$5,721,783,722	$45,815,228	$—	$5,767,598,950
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at June 30, 2025.
(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2025. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025
(unaudited)

Assets:
Investments, at value (cost $3,667,615,764)	$5,721,783,722
Repurchase agreement, at value (cost $45,815,228)	45,815,228
Foreign currency, at value (cost $6,550)	7,057
Receivables and other assets:
Shares of beneficial interest sold	80,064
Dividends	540,487
Interest	2,291
Tax reclaims	15,520
Prepaid expenses	25,903
Total assets	5,768,270,272
Liabilities:
Payables and other liabilities:
Investments purchased	1,720,741
Shares of beneficial interest redeemed	13,476,708
Investment management fees	2,859,005
Distribution and service fees	212,790
Transfer agent costs	7,242
Trustee and CCO fees	24,573
Audit and tax fees	25,029
Custody fees	49,821
Legal fees	73,493
Printing and shareholder reports fees	211,607
Other accrued expenses	75,312
Total liabilities	18,736,321
Net assets	$5,749,533,951
Net assets consist of:
Capital stock ($0.01 par value)	$1,310,504
Additional paid-in capital	2,716,129,424
Total distributable earnings (accumulated losses)	3,032,094,023
Net assets	$5,749,533,951
Net assets by class:
Initial Class	$4,715,237,489
Service Class	1,034,296,462
Shares outstanding:
Initial Class	106,249,257
Service Class	24,801,124
Net asset value and offering price per share:
Initial Class	$44.38
Service Class	41.70
STATEMENT OF OPERATIONS
For the period ended June 30, 2025
(unaudited)

Investment income:
Dividend income	$12,041,509
Interest income	318,607
Withholding taxes on foreign income	14,318
Total investment income	12,374,434
Expenses:
Investment management fees	16,364,092
Distribution and service fees:
Service Class	1,209,293
Transfer agent costs	32,130
Trustee and CCO fees	136,225
Audit and tax fees	38,725
Custody fees	157,513
Legal fees	280,525
Printing and shareholder reports fees	227,129
Interest	5,208
Other	135,776
Total expenses	18,586,616
Net investment income (loss)	(6,212,182)
Net realized gain (loss) on:
Investments	52,977,010
Net change in unrealized appreciation (depreciation) on:
Investments	231,698,135
Translation of assets and liabilities denominated in foreign currencies	851
Net change in unrealized appreciation (depreciation)	231,698,986
Net realized and change in unrealized gain (loss)	284,675,996
Net increase (decrease) in net assets resulting from operations	$278,463,814
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2025 (unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$(6,212,182)	$(7,120,376)
Net realized gain (loss)	52,977,010	945,961,235
Net change in unrealized appreciation (depreciation)	231,698,986	471,769,020
Net increase (decrease) in net assets resulting from operations	278,463,814	1,410,609,879
Dividends and/or distributions to shareholders:
Initial Class	—	(435,053,201)
Service Class	—	(95,024,273)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(530,077,474)
Capital share transactions:
Proceeds from shares sold:
Initial Class	18,285,878	425,278,127
Service Class	17,865,256	50,913,948
	36,151,134	476,192,075
Dividends and/or distributions reinvested:
Initial Class	—	435,053,201
Service Class	—	95,024,273
	—	530,077,474
Cost of shares redeemed:
Initial Class	(282,078,054)	(734,809,091)
Service Class	(74,758,895)	(163,127,934)
	(356,836,949)	(897,937,025)
Net increase (decrease) in net assets resulting from capital share transactions	(320,685,815)	108,332,524
Net increase (decrease) in net assets	(42,222,001)	988,864,929
Net assets:
Beginning of period/year	5,791,755,952	4,802,891,023
End of period/year	$5,749,533,951	$5,791,755,952
Capital share transactions - shares:
Shares issued:
Initial Class	447,025	10,897,570
Service Class	480,952	1,338,838
	927,977	12,236,408
Shares reinvested:
Initial Class	—	11,294,216
Service Class	—	2,619,192
	—	13,913,408
Shares redeemed:
Initial Class	(7,165,994)	(18,001,800)
Service Class	(1,951,554)	(4,267,275)
	(9,117,548)	(22,269,075)
Net increase (decrease) in shares outstanding:
Initial Class	(6,718,969)	4,189,986
Service Class	(1,470,602)	(309,245)
	(8,189,571)	3,880,741
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$42.06	$35.85	$25.94	$45.46	$43.71	$34.35
Investment operations:
Net investment income (loss)(A)	(0.04)	(0.03)	0.02	0.02	(0.05)	0.04
Net realized and unrealized gain (loss)	2.36	10.07	10.81	(13.49)	8.86	12.37
Total investment operations	2.32	10.04	10.83	(13.47)	8.81	12.41
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.01)	—	(0.04)	(0.04)
Net realized gains	—	(3.83)	(0.91)	(6.05)	(7.02)	(3.01)
Total dividends and/or distributions to shareholders	—	(3.83)	(0.92)	(6.05)	(7.06)	(3.05)
Net asset value, end of period/year	$44.38	$42.06	$35.85	$25.94	$45.46	$43.71
Total return(B)	5.52%(C)	28.99%	42.08%	(31.35)%	20.67%	37.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,715,238	$4,751,978	$3,899,250	$2,766,449	$3,959,377	$3,646,030
Expenses to average net assets	0.65%(D)	0.64%	0.66%	0.65%	0.64%	0.65%
Net investment income (loss) to average net assets	(0.19)%(D)	(0.08)%	0.06%	0.07%	(0.11)%	0.11%
Portfolio turnover rate	17%(C)	40%	52%	34%	25%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2025 (unaudited)	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period/year	$39.58	$34.00	$24.69	$43.74	$42.35	$33.41
Investment operations:
Net investment income (loss)(A)	(0.08)	(0.13)	(0.05)	(0.06)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	2.20	9.54	10.27	(12.94)	8.57	12.00
Total investment operations	2.12	9.41	10.22	(13.00)	8.41	11.95
Dividends and/or distributions to shareholders:
Net realized gains	—	(3.83)	(0.91)	(6.05)	(7.02)	(3.01)
Net asset value, end of period/year	$41.70	$39.58	$34.00	$24.69	$43.74	$42.35
Total return(B)	5.36%(C)	28.69%	41.72%	(31.52)%	20.37%	36.94%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,034,296	$1,039,778	$903,641	$315,826	$499,931	$457,707
Expenses to average net assets	0.90%(D)	0.89%	0.91%	0.90%	0.89%	0.90%
Net investment income (loss) to average net assets	(0.44)%(D)	(0.33)%	(0.18)%	(0.19)%	(0.36)%	(0.14)%
Portfolio turnover rate	17%(C)	40%	52%	34%	25%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2025
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2025, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2025, commissions recaptured are $12,687.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2025, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2025, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2025, the Portfolio has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2025. For the period December 31, 2024 to June 30, 2025, the Portfolio's average borrowings are as follows:
Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
$11,200,000	3	5.58%
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2025.
Repurchase agreements at June 30, 2025, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
6. RISK FACTORS (continued)
different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.74%	May 1, 2026
Service Class	0.99	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of June 30, 2025, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2026. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2025, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2025.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$916,828,217	$—	$1,259,485,531	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however,
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2025
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,713,430,992	$2,080,288,127	$(26,120,169)	$2,054,167,958
10. OPERATING SEGMENTS
During the reporting period ended December 31, 2024, the Portfolio adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations.
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 11-12, 2025, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2026.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2024. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2025

Transamerica Capital, LLC
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(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2025

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2025

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer